UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08767

UBS Series Funds

(Exact name of registrant as specified in charter)

1285 Avenue of the Americas, New York, New York 10019

(Address of principal executive offices) (Zip code)

Keith A. Weller, Esq.

UBS Asset Management

One North Wacker Drive

Chicago, IL 60606

(Name and address of agent for service)

Copy to:

Stephen H. Bier, Esq.

Dechert LLP

1095 Avenue of the Americas

New York, NY 10036-6796

Registrant’s telephone number, including area code: 888-793 8637

Date of fiscal year end: April 30

Date of reporting period: October 31, 2025

Item 1. Reports to Stockholders.

(a)	Copy of the report transmitted to shareholders:

Semi-Annual Shareholder Report

October 31, 2025

Cantor Fitzgerald Government Money Market Fund

Institutional Shares

CFYXX

Fund Overview

This semi-annual shareholder report contains important information about Cantor Fitzgerald Government Money Market Fund for the period of May 1, 2025 to October 31, 2025. The Fund is a “Feeder Fund” that invests all of its assets in a “Master Fund". You can find additional information about the Fund at https://www.cantormmf.com/documents.html. You can also request this information by contacting us at 1-800-647 1568.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional SharesFootnote Reference1	$9	0.18%
Footnote	Description
Footnote[1]	The expense table reflects the Fund’s own expenses and its share of the expenses and expense waivers, if any, allocated from its related Master Fund.

Key Fund Statistics

FUND STATISTICS	Fund Statistics ADA
Total Net Assets	$1,030,612,261
# of Master Fund Portfolio Holdings	132
Seven-day current yield after fee waiversFootnote Reference1	3.97%
Seven-day effective yield after fee waiversFootnote Reference1	4.05%
Seven-day current yield before fee waiversFootnote Reference1	3.93%
Seven-day effective yield before fee waiversFootnote Reference1	4.01%
Weighted average maturityFootnote Reference2	37 days
Footnote	Description
Footnote[1]	Yields will fluctuate and reflect fee waivers, if any, unless otherwise noted.
Footnote[2]	Weighted average maturity provided is that of the related Master Fund, which is actively managed and its weighted average maturity will differ over time.

What is the Fund’s investment objective?

Maximum current income consistent with liquidity and the preservation of capital. The Fund and the Master Fund have the same investment objective.

Top 5 Master Fund Holdings (% of Net Assets)

Fixed Income Clearing Corp., (State Street Bank & Trust Co.) Repurchase Agreement, 4.150%, due 11/03/25	22.2%
JPMorgan Securities LLC Repurchase Agreement, 4.150%, due 11/03/25	5.7
U.S. Treasury Floating Rate Notes, 3.971%, due 11/03/25	3.1
U.S. Treasury Floating Rate Notes, 4.011%, due 11/03/25	2.7
U.S. Treasury Floating Rate Notes, 3.916%, due 11/03/25	2.5

Cantor Fitzgerald Government Money Market Fund

CFYXX

Master Fund Portfolio Composition (% of Net Assets)

Value	Value
U.S. government agency obligations	21.8%
Repurchase agreements	32.1%
U.S. treasury obligations	43.7%

Additional Information

If you wish to view additional information about the Fund, please visit:

  For the prospectus, shareholder reports, financial statements and holdings: https://www.cantormmf.com/documents.html

  For proxy voting information: https://vds.issgovernance.com/vds/#/NDQx/FundFamily=322

Phone: 1-800-647 1568

Cantor Fitzgerald Government Money Market Fund

S1844

CFYXX

Semi-Annual Shareholder Report

October 31, 2025

Cantor Fitzgerald Government Money Market Fund

Investor Shares

CFGXX

Fund Overview

This semi-annual shareholder report contains important information about Cantor Fitzgerald Government Money Market Fund for the period of May 1, 2025 to October 31, 2025. The Fund is a “Feeder Fund” that invests all of its assets in a “Master Fund". You can find additional information about the Fund at https://www.cantormmf.com/documents.html. You can also request this information by contacting us at 1-800-647 1568.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor SharesFootnote Reference1	$15	0.30%
Footnote	Description
Footnote[1]	The expense table reflects the Fund’s own expenses and its share of the expenses and expense waivers, if any, allocated from its related Master Fund.

Key Fund Statistics

FUND STATISTICS	Fund Statistics ADA
Total Net Assets	$1,030,612,261
# of Master Fund Portfolio Holdings	132
Seven-day current yield after fee waiversFootnote Reference1	3.85%
Seven-day effective yield after fee waiversFootnote Reference1	3.92%
Seven-day current yield before fee waiversFootnote Reference1	3.84%
Seven-day effective yield before fee waiversFootnote Reference1	3.91%
Weighted average maturityFootnote Reference2	37 days
Footnote	Description
Footnote[1]	Yields will fluctuate and reflect fee waivers, if any, unless otherwise noted.
Footnote[2]	Weighted average maturity provided is that of the related Master Fund, which is actively managed and its weighted average maturity will differ over time.

What is the Fund’s investment objective?

Maximum current income consistent with liquidity and the preservation of capital. The Fund and the Master Fund have the same investment objective.

Top 5 Master Fund Holdings (% of Net Assets)

Fixed Income Clearing Corp., (State Street Bank & Trust Co.) Repurchase Agreement, 4.150%, due 11/03/25	22.2%
JPMorgan Securities LLC Repurchase Agreement, 4.150%, due 11/03/25	5.7
U.S. Treasury Floating Rate Notes, 3.971%, due 11/03/25	3.1
U.S. Treasury Floating Rate Notes, 4.011%, due 11/03/25	2.7
U.S. Treasury Floating Rate Notes, 3.916%, due 11/03/25	2.5

Cantor Fitzgerald Government Money Market Fund

CFGXX

Master Fund Portfolio Composition (% of Net Assets)

Value	Value
U.S. government agency obligations	21.8%
Repurchase agreements	32.1%
U.S. treasury obligations	43.7%

Additional Information

If you wish to view additional information about the Fund, please visit:

  For the prospectus, shareholder reports, financial statements and holdings: https://www.cantormmf.com/documents.html

  For proxy voting information: https://vds.issgovernance.com/vds/#/NDQx/FundFamily=322

Phone: 1-800-647 1568

Cantor Fitzgerald Government Money Market Fund

S1843

CFGXX

Semi-Annual Shareholder Report

October 31, 2025

Limited Purpose Cash Investment Fund

Fund Overview

This semi-annual shareholder report contains important information about Limited Purpose Cash Investment Fund for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at https://www.lpcif.com. You can also request this information by contacting us at 1-800-647 1568.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Limited Purpose Cash Investment Fund	$3	0.06%

Key Fund Statistics

FUND STATISTICS	Fund Statistics ADA
Total Net Assets	$9,071,590,846
# of Portfolio Holdings	111
Seven-day current yield after fee waiversFootnote Reference1	4.09%
Seven-day effective yield after fee waiversFootnote Reference1	4.17%
Seven-day current yield before fee waiversFootnote Reference1	4.03%
Seven-day effective yield before fee waiversFootnote Reference1	4.11%
Weighted average maturityFootnote Reference2	36 days
Footnote	Description
Footnote[1]	Yields will fluctuate and reflect fee waivers, if any, unless otherwise noted.
Footnote[2]	The Fund is actively managed, and its weighted average maturity will differ over time.

What is the Fund’s investment objective?

Maximum current income consistent with liquidity and the preservation of capital.

Top 5 Holdings (% of Net Assets)

Fixed Income Clearing Corp., (State Street Bank & Trust Co.) Repurchase Agreement, 4.150%, due 11/03/25	15.9%
JPMorgan Securities LLC Repurchase Agreement, 4.140%, due 11/03/25	11.0
BofA Securities, Inc. Repurchase Agreement, 4.150%, due 11/03/25	8.8
BofA Securities, Inc. Repurchase Agreement, 4.140%, due 11/03/25	6.1
U.S. Treasury Floating Rate Notes, 3.916%, due 11/03/25	3.5

Limited Purpose Cash Investment Fund

Portfolio Composition (% of Net Assets)

Value	Value
U.S. government agency obligations	8.0%
Repurchase agreements	41.9%
U.S. treasury obligations	50.8%

Additional Information

If you wish to view additional information about the Fund, please visit:

  For shareholder reports, financial statements and holdings: https://www.lpcif.com

  For proxy voting information: https://vds.issgovernance.com/vds/#/NDQx/FundFamily=322

Phone: 1-800-647 1568

Limited Purpose Cash Investment Fund

S1855

Semi-Annual Shareholder Report

October 31, 2025

UBS Liquid Assets Government Fund

Fund Overview

This semi-annual shareholder report contains important information about UBS Liquid Assets Government Fund for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at https://www.usmoneymarketfunds.com/all-funds.html. You can also request this information by contacting us at 1-800-647 1568.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
UBS Liquid Assets Government Fund	$2	0.04%

Key Fund Statistics

FUND STATISTICS	Fund Statistics ADA
Total Net Assets	$1,029,750,575
# of Portfolio Holdings	76
Seven-day current yield after fee waiversFootnote Reference1	4.13%
Seven-day effective yield after fee waiversFootnote Reference1	4.22%
Seven-day current yield before fee waiversFootnote Reference1	4.09%
Seven-day effective yield before fee waiversFootnote Reference1	4.18%
Weighted average maturityFootnote Reference2	38 days
Footnote	Description
Footnote[1]	Yields will fluctuate and reflect fee waivers, if any, unless otherwise noted.
Footnote[2]	The Fund is actively managed, and its weighted average maturity will differ over time.

What is the Fund’s investment objective?

To provide as high a level of current interest income as is consistent with maintaining liquidity and stability of principal.

Top 5 Holdings (% of Net Assets)

Fixed Income Clearing Corp., (State Street Bank & Trust Co.) Repurchase Agreement, 4.150%, due 11/03/25	34.6%
MUFG Securities Americas, Inc. Repurchase Agreement, 4.130%, due 11/03/25	14.6
U.S. Treasury Bills, 4.232%, due 11/20/25	2.9
U.S. Treasury Bills, 4.350%, due 11/12/25	1.6
U.S. Treasury Bills, 4.350%, due 11/18/25	1.6

UBS Liquid Assets Government Fund

Portfolio Composition (% of Net Assets)

Value	Value
U.S. government agency obligations	16.3%
U.S. treasury obligations	36.1%
Repurchase agreements	49.2%

Additional Information

If you wish to view additional information about the Fund, please visit:

• For the prospectus, shareholder reports, financial statements and holdings: https://www.usmoneymarketfunds.com/all-funds.html

• For proxy voting information: https://vds.issgovernance.com/vds/#/NDQx/FundFamily=322

Phone: 1-800-647 1568

UBS Liquid Assets Government Fund

S1854

Semi-Annual Shareholder Report

October 31, 2025

UBS Prime Preferred Fund

UPPXX

Fund Overview

This semi-annual shareholder report contains important information about UBS Prime Preferred Fund for the period of May 1, 2025 to October 31, 2025. The Fund is a “Feeder Fund” that invests all of its assets in a “Master Fund". You can find additional information about the Fund at https://www.usmoneymarketfunds.com/all-funds.html. You can also request this information by contacting us at 1-800-647 1568.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
UBS Prime Preferred FundFootnote Reference1	$7	0.14%
Footnote	Description
Footnote[1]	The expense table reflects the Fund’s own expenses and its share of the expenses and expense waivers, if any, allocated from its related Master Fund.

Key Fund Statistics

FUND STATISTICS	Fund Statistics ADA
Total Net Assets	$10,308,885,086
# of Master Fund Portfolio Holdings	160
Seven-day current yield after fee waiversFootnote Reference1	4.15%
Seven-day effective yield after fee waiversFootnote Reference1	4.24%
Seven-day current yield before fee waiversFootnote Reference1	4.11%
Seven-day effective yield before fee waiversFootnote Reference1	4.20%
Weighted average maturityFootnote Reference2	25 days
Footnote	Description
Footnote[1]	Yields will fluctuate and reflect fee waivers, if any, unless otherwise noted.
Footnote[2]	Weighted average maturity provided is that of the related Master Fund, which is actively managed and its weighted average maturity will differ over time.

What is the Fund’s investment objective?

Maximum current income consistent with liquidity and the preservation of capital. The Fund and the Master Fund have the same investment objective.

Top 5 Master Fund Holdings (% of Net Assets)

Fixed Income Clearing Corp., (State Street Bank & Trust Co.) Repurchase Agreement, 4.150%, due 11/03/25	15.7%
Barclays Bank PLC Repurchase Agreement, 4.150%, due 11/03/25	11.8
DZ Bank AG Deutsche Zentral-Genossenschaftsbank, 3.840%, due 11/03/25	3.4
ABN AMRO Bank NV, 3.830%, due 11/03/25	2.3
Erste Finance Delaware LLC, 3.900%, due 11/05/25	2.0

UBS Prime Preferred Fund

UPPXX

Master Fund Portfolio Composition (% of Net Assets)

Value	Value
Time deposits	4.0%
Certificates of deposit	8.7%
Repurchase agreements	31.2%
Commercial paper	52.4%

Additional Information

If you wish to view additional information about the Fund, please visit:

• For the prospectus, shareholder reports, financial statements and holdings: https://www.usmoneymarketfunds.com/all-funds.html

• For proxy voting information: https://vds.issgovernance.com/vds/#/NDQx/FundFamily=322

Phone: 1-800-647 1568

UBS Prime Preferred Fund

S1838

UPPXX

Semi-Annual Shareholder Report

October 31, 2025

UBS Prime Reserves Fund

UPRXX

Fund Overview

This semi-annual shareholder report contains important information about UBS Prime Reserves Fund for the period of May 1, 2025 to October 31, 2025. The Fund is a “Feeder Fund” that invests all of its assets in a “Master Fund". You can find additional information about the Fund at https://www.usmoneymarketfunds.com/all-funds.html. You can also request this information by contacting us at 1-800-647 1568.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
UBS Prime Reserves FundFootnote Reference1	$9	0.18%
Footnote	Description
Footnote[1]	The expense table reflects the Fund’s own expenses and its share of the expenses and expense waivers, if any, allocated from its related Master Fund.

Key Fund Statistics

FUND STATISTICS	Fund Statistics ADA
Total Net Assets	$15,030,305,273
# of Master Fund Portfolio Holdings	160
Seven-day current yieldFootnote Reference1	4.11%
Seven-day effective yieldFootnote Reference1	4.20%
Weighted average maturityFootnote Reference2	25 days
Footnote	Description
Footnote[1]	Yields will fluctuate.
Footnote[2]	Weighted average maturity provided is that of the related Master Fund, which is actively managed and its weighted average maturity will differ over time.

What is the Fund’s investment objective?

Maximum current income consistent with liquidity and the preservation of capital. The Fund and the Master Fund have the same investment objective.

Top 5 Master Fund Holdings (% of Net Assets)

Fixed Income Clearing Corp., (State Street Bank & Trust Co.) Repurchase Agreement, 4.150%, due 11/03/25	15.7%
Barclays Bank PLC Repurchase Agreement, 4.150%, due 11/03/25	11.8
DZ Bank AG Deutsche Zentral-Genossenschaftsbank, 3.840%, due 11/03/25	3.4
ABN AMRO Bank NV, 3.830%, due 11/03/25	2.3
Erste Finance Delaware LLC, 3.900%, due 11/05/25	2.0

UBS Prime Reserves Fund

UPRXX

Master Fund Portfolio Composition (% of Net Assets)

Value	Value
Time deposits	4.0%
Certificates of deposit	8.7%
Repurchase agreements	31.2%
Commercial paper	52.4%

Additional Information

If you wish to view additional information about the Fund, please visit:

• For the prospectus, shareholder reports, financial statements and holdings: https://www.usmoneymarketfunds.com/all-funds.html

• For proxy voting information: https://vds.issgovernance.com/vds/#/NDQx/FundFamily=322

Phone: 1-800-647 1568

UBS Prime Reserves Fund

S1839

UPRXX

Semi-Annual Shareholder Report

October 31, 2025

UBS Select 100% US Treasury Institutional Fund

Institutional Shares

SIOXX

Fund Overview

This semi-annual shareholder report contains important information about UBS Select 100% US Treasury Institutional Fund  for the period of May 1, 2025 to October 31, 2025. The Fund is a “Feeder Fund” that invests all of its assets in a “Master Fund". You can find additional information about the Fund at https://www.usmoneymarketfunds.com/all-funds.html. You can also request this information by contacting us at 1-800-647 1568.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional SharesFootnote Reference1	$9	0.18%
Footnote	Description
Footnote[1]	The expense table reflects the Fund’s own expenses and its share of the expenses and expense waivers, if any, allocated from its related Master Fund.

Key Fund Statistics

FUND STATISTICS	Fund Statistics ADA
Total Net Assets	$7,411,023,663
# of Master Fund Portfolio Holdings	191
Seven-day current yield after fee waiversFootnote Reference1	3.87%
Seven-day effective yield after fee waiversFootnote Reference1	3.95%
Seven-day current yield before fee waiversFootnote Reference1	3.86%
Seven-day effective yield before fee waiversFootnote Reference1	3.94%
Weighted average maturityFootnote Reference2	45 days
Footnote	Description
Footnote[1]	Yields will fluctuate and reflect fee waivers, if any, unless otherwise noted.
Footnote[2]	Weighted average maturity provided is that of the related Master Fund, which is actively managed and its weighted average maturity will differ over time.

What is the Fund’s investment objective?

Maximum current income consistent with liquidity and the preservation of capital. The Fund and the Master Fund have the same investment objective.

Top 5 Master Fund Holdings (% of Net Assets)

U.S. Treasury Floating Rate Notes, 3.916%, due 11/03/25	3.4%
U.S. Treasury Floating Rate Notes, 3.971%, due 11/03/25	2.9
U.S. Treasury Floating Rate Notes, 3.948%, due 11/03/25	1.9
U.S. Treasury Floating Rate Notes, 3.926%, due 11/03/25	1.5
U.S. Treasury Bills, 4.021%, due 11/04/25	1.4

UBS Select 100% US Treasury Institutional Fund

SIOXX

Additional Information

If you wish to view additional information about the Fund, please visit:

• For the prospectus, shareholder reports, financial statements and holdings: https://www.usmoneymarketfunds.com/all-funds.html

• For proxy voting information: https://vds.issgovernance.com/vds/#/NDQx/FundFamily=322

Phone: 1-800-647 1568

UBS Select 100% US Treasury Institutional Fund

S1847

SIOXX

Semi-Annual Shareholder Report

October 31, 2025

UBS Select 100% US Treasury Preferred Fund

Class P

STAXX

Fund Overview

This semi-annual shareholder report contains important information about UBS Select 100% US Treasury Preferred Fund  for the period of May 1, 2025 to October 31, 2025. The Fund is a “Feeder Fund” that invests all of its assets in a “Master Fund". You can find additional information about the Fund at https://www.usmoneymarketfunds.com/all-funds.html. You can also request this information by contacting us at 1-800-647 1568.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class PFootnote Reference1	$7	0.14%
Footnote	Description
Footnote[1]	The expense table reflects the Fund’s own expenses and its share of the expenses and expense waivers, if any, allocated from its related Master Fund.

Key Fund Statistics

FUND STATISTICS	Fund Statistics ADA
Total Net Assets	$6,644,720,364
# of Master Fund Portfolio Holdings	191
Seven-day current yield after fee waiversFootnote Reference1	3.91%
Seven-day effective yield after fee waiversFootnote Reference1	3.99%
Seven-day current yield before fee waiversFootnote Reference1	3.86%
Seven-day effective yield before fee waiversFootnote Reference1	3.93%
Weighted average maturityFootnote Reference2	45 days
Footnote	Description
Footnote[1]	Yields will fluctuate and reflect fee waivers, if any, unless otherwise noted.
Footnote[2]	Weighted average maturity provided is that of the related Master Fund, which is actively managed and its weighted average maturity will differ over time.

What is the Fund’s investment objective?

Maximum current income consistent with liquidity and the preservation of capital. The Fund and the Master Fund have the same investment objective.

Top 5 Master Fund Holdings (% of Net Assets)

U.S. Treasury Floating Rate Notes, 3.916%, due 11/03/25	3.4%
U.S. Treasury Floating Rate Notes, 3.971%, due 11/03/25	2.9
U.S. Treasury Floating Rate Notes, 3.948%, due 11/03/25	1.9
U.S. Treasury Floating Rate Notes, 3.926%, due 11/03/25	1.5
U.S. Treasury Bills, 4.021%, due 11/04/25	1.4

UBS Select 100% US Treasury Preferred Fund

STAXX

Additional Information

If you wish to view additional information about the Fund, please visit:

• For the prospectus, shareholder reports, financial statements and holdings: https://www.usmoneymarketfunds.com/all-funds.html

• For proxy voting information: https://vds.issgovernance.com/vds/#/NDQx/FundFamily=322

Phone: 1-800-647 1568

UBS Select 100% US Treasury Preferred Fund

S1848

STAXX

Semi-Annual Shareholder Report

October 31, 2025

UBS Select 100% US Treasury Preferred Fund

Class T

SOPXX

Fund Overview

This semi-annual shareholder report contains important information about UBS Select 100% US Treasury Preferred Fund  for the period of May 1, 2025 to October 31, 2025. The Fund is a “Feeder Fund” that invests all of its assets in a “Master Fund". You can find additional information about the Fund at https://www.usmoneymarketfunds.com/all-funds.html. You can also request this information by contacting us at 1-800-647 1568.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class TFootnote Reference1	$7	0.14%
Footnote	Description
Footnote[1]	The expense table reflects the Fund’s own expenses and its share of the expenses and expense waivers, if any, allocated from its related Master Fund.

Key Fund Statistics

FUND STATISTICS	Fund Statistics ADA
Total Net Assets	$6,644,720,364
# of Master Fund Portfolio Holdings	191
Seven-day current yield after fee waiversFootnote Reference1	3.91%
Seven-day effective yield after fee waiversFootnote Reference1	3.99%
Seven-day current yield before fee waiversFootnote Reference1	3.86%
Seven-day effective yield before fee waiversFootnote Reference1	3.94%
Weighted average maturityFootnote Reference2	45 days
Footnote	Description
Footnote[1]	Yields will fluctuate and reflect fee waivers, if any, unless otherwise noted.
Footnote[2]	Weighted average maturity provided is that of the related Master Fund, which is actively managed and its weighted average maturity will differ over time.

What is the Fund’s investment objective?

Maximum current income consistent with liquidity and the preservation of capital. The Fund and the Master Fund have the same investment objective.

Top 5 Master Fund Holdings (% of Net Assets)

U.S. Treasury Floating Rate Notes, 3.916%, due 11/03/25	3.4%
U.S. Treasury Floating Rate Notes, 3.971%, due 11/03/25	2.9
U.S. Treasury Floating Rate Notes, 3.948%, due 11/03/25	1.9
U.S. Treasury Floating Rate Notes, 3.926%, due 11/03/25	1.5
U.S. Treasury Bills, 4.021%, due 11/04/25	1.4

UBS Select 100% US Treasury Preferred Fund

SOPXX

Additional Information

If you wish to view additional information about the Fund, please visit:

• For the prospectus, shareholder reports, financial statements and holdings: https://www.usmoneymarketfunds.com/all-funds.html

• For proxy voting information: https://vds.issgovernance.com/vds/#/NDQx/FundFamily=322

Phone: 1-800-647 1568

UBS Select 100% US Treasury Preferred Fund

S1849

SOPXX

Semi-Annual Shareholder Report

October 31, 2025

UBS Select Government Institutional Fund

SEGXX

Fund Overview

This semi-annual shareholder report contains important information about UBS Select Government Institutional Fund for the period of May 1, 2025 to October 31, 2025. The Fund is a “Feeder Fund” that invests all of its assets in a “Master Fund". You can find additional information about the Fund at https://www.usmoneymarketfunds.com/all-funds.html. You can also request this information by contacting us at 1-800-647 1568.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
UBS Select Government Institutional FundFootnote Reference1	$9	0.18%
Footnote	Description
Footnote[1]	The expense table reflects the Fund’s own expenses and its share of the expenses and expense waivers, if any, allocated from its related Master Fund.

Key Fund Statistics

FUND STATISTICS	Fund Statistics ADA
Total Net Assets	$9,587,855,998
# of Master Fund Portfolio Holdings	132
Seven-day current yieldFootnote Reference1	3.97%
Seven-day effective yieldFootnote Reference1	4.05%
Weighted average maturityFootnote Reference2	37 days
Footnote	Description
Footnote[1]	Yields will fluctuate.
Footnote[2]	Weighted average maturity provided is that of the related Master Fund, which is actively managed and its weighted average maturity will differ over time.

What is the Fund’s investment objective?

Maximum current income consistent with liquidity and the preservation of capital. The Fund and the Master Fund have the same investment objective.

Top 5 Master Fund Holdings (% of Net Assets)

Fixed Income Clearing Corp., (State Street Bank & Trust Co.) Repurchase Agreement, 4.150%, due 11/03/25	22.2%
JPMorgan Securities LLC Repurchase Agreement, 4.150%, due 11/03/25	5.7
U.S. Treasury Floating Rate Notes, 3.971%, due 11/03/25	3.1
U.S. Treasury Floating Rate Notes, 4.011%, due 11/03/25	2.7
U.S. Treasury Floating Rate Notes, 3.916%, due 11/03/25	2.5

UBS Select Government Institutional Fund

SEGXX

Master Fund Portfolio Composition (% of Net Assets)

Value	Value
U.S. government agency obligations	21.8%
Repurchase agreements	32.1%
U.S. treasury obligations	43.8%

Additional Information

If you wish to view additional information about the Fund, please visit:

• For the prospectus, shareholder reports, financial statements and holdings: https://www.usmoneymarketfunds.com/all-funds.html

• For proxy voting information: https://vds.issgovernance.com/vds/#/NDQx/FundFamily=322

Phone: 1-800-647 1568

UBS Select Government Institutional Fund

S1841

SEGXX

Semi-Annual Shareholder Report

October 31, 2025

UBS Select Government Preferred Fund

SGPXX

Fund Overview

This semi-annual shareholder report contains important information about UBS Select Government Preferred Fund for the period of May 1, 2025 to October 31, 2025. The Fund is a “Feeder Fund” that invests all of its assets in a “Master Fund". You can find additional information about the Fund at https://www.usmoneymarketfunds.com/all-funds.html. You can also request this information by contacting us at 1-800-647 1568.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
UBS Select Government Preferred FundFootnote Reference1	$7	0.14%
Footnote	Description
Footnote[1]	The expense table reflects the Fund’s own expenses and its share of the expenses and expense waivers, if any, allocated from its related Master Fund.

Key Fund Statistics

FUND STATISTICS	Fund Statistics ADA
Total Net Assets	$14,317,280,816
# of Master Fund Portfolio Holdings	132
Seven-day current yield after fee waiversFootnote Reference1	4.01%
Seven-day effective yield after fee waiversFootnote Reference1	4.09%
Seven-day current yield before fee waiversFootnote Reference1	3.97%
Seven-day effective yield before fee waiversFootnote Reference1	4.05%
Weighted average maturityFootnote Reference2	37 days
Footnote	Description
Footnote[1]	Yields will fluctuate and reflect fee waivers, if any, unless otherwise noted.
Footnote[2]	Weighted average maturity provided is that of the related Master Fund, which is actively managed and its weighted average maturity will differ over time.

What is the Fund’s investment objective?

Maximum current income consistent with liquidity and the preservation of capital. The Fund and the Master Fund have the same investment objective.

Top 5 Master Fund Holdings (% of Net Assets)

Fixed Income Clearing Corp., (State Street Bank & Trust Co.) Repurchase Agreement, 4.150%, due 11/03/25	22.2%
JPMorgan Securities LLC Repurchase Agreement, 4.150%, due 11/03/25	5.7
U.S. Treasury Floating Rate Notes, 3.971%, due 11/03/25	3.1
U.S. Treasury Floating Rate Notes, 4.011%, due 11/03/25	2.7
U.S. Treasury Floating Rate Notes, 3.916%, due 11/03/25	2.5

UBS Select Government Preferred Fund

SGPXX

Master Fund Portfolio Composition (% of Net Assets)

Value	Value
U.S. government agency obligations	21.8%
Repurchase agreements	32.1%
U.S. treasury obligations	43.8%

Additional Information

If you wish to view additional information about the Fund, please visit:

• For the prospectus, shareholder reports, financial statements and holdings: https://www.usmoneymarketfunds.com/all-funds.html

• For proxy voting information: https://vds.issgovernance.com/vds/#/NDQx/FundFamily=322

Phone: 1-800-647 1568

UBS Select Government Preferred Fund

S1840

SGPXX

Semi-Annual Shareholder Report

October 31, 2025

UBS Select Treasury Institutional Fund

SETXX

Fund Overview

This semi-annual shareholder report contains important information about UBS Select Treasury Institutional Fund for the period of May 1, 2025 to October 31, 2025. The Fund is a “Feeder Fund” that invests all of its assets in a “Master Fund". You can find additional information about the Fund at https://www.usmoneymarketfunds.com/all-funds.html. You can also request this information by contacting us at 1-800-647 1568.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
UBS Select Treasury Institutional FundFootnote Reference1	$9	0.18%
Footnote	Description
Footnote[1]	The expense table reflects the Fund’s own expenses and its share of the expenses and expense waivers, if any, allocated from its related Master Fund.

Key Fund Statistics

FUND STATISTICS	Fund Statistics ADA
Total Net Assets	$19,019,900,570
# of Master Fund Portfolio Holdings	105
Seven-day current yieldFootnote Reference1	3.94%
Seven-day effective yieldFootnote Reference1	4.02%
Weighted average maturityFootnote Reference2	37 days
Footnote	Description
Footnote[1]	Yields will fluctuate.
Footnote[2]	Weighted average maturity provided is that of the related Master Fund, which is actively managed and its weighted average maturity will differ over time.

What is the Fund’s investment objective?

Maximum current income consistent with liquidity and the preservation of capital. The Fund and the Master Fund have the same investment objective.

Top 5 Master Fund Holdings (% of Net Assets)

Fixed Income Clearing Corp., (State Street Bank & Trust Co.) Repurchase Agreement, 4.150%, due 11/03/25	26.4%
U.S. Treasury Floating Rate Notes, 3.916%, due 11/03/25	4.5
U.S. Treasury Floating Rate Notes, 3.971%, due 11/03/25	4.3
U.S. Treasury Floating Rate Notes, 4.011%, due 11/03/25	3.0
U.S. Treasury Floating Rate Notes, 3.948%, due 11/03/25	3.0

UBS Select Treasury Institutional Fund

SETXX

Master Fund Portfolio Composition (% of Net Assets)

Value	Value
Repurchase agreements	32.4%
U.S. treasury obligations	65.7%

Additional Information

If you wish to view additional information about the Fund, please visit:

• For the prospectus, shareholder reports, financial statements and holdings: https://www.usmoneymarketfunds.com/all-funds.html

• For proxy voting information: https://vds.issgovernance.com/vds/#/NDQx/FundFamily=322

Phone: 1-800-647 1568

UBS Select Treasury Institutional Fund

S1850

SETXX

Semi-Annual Shareholder Report

October 31, 2025

UBS Select Treasury Preferred Fund

STPXX

Fund Overview

This semi-annual shareholder report contains important information about UBS Select Treasury Preferred Fund for the period of May 1, 2025 to October 31, 2025. The Fund is a “Feeder Fund” that invests all of its assets in a “Master Fund". You can find additional information about the Fund at https://www.usmoneymarketfunds.com/all-funds.html. You can also request this information by contacting us at 1-800-647 1568.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
UBS Select Treasury Preferred FundFootnote Reference1	$7	0.14%
Footnote	Description
Footnote[1]	The expense table reflects the Fund’s own expenses and its share of the expenses and expense waivers, if any, allocated from its related Master Fund.

Key Fund Statistics

FUND STATISTICS	Fund Statistics ADA
Total Net Assets	$21,504,487,936
# of Master Fund Portfolio Holdings	105
Seven-day current yield after fee waiversFootnote Reference1	3.98%
Seven-day effective yield after fee waiversFootnote Reference1	4.06%
Seven-day current yield before fee waiversFootnote Reference1	3.94%
Seven-day effective yield before fee waiversFootnote Reference1	4.02%
Weighted average maturityFootnote Reference2	37 days
Footnote	Description
Footnote[1]	Yields will fluctuate and reflect fee waivers, if any, unless otherwise noted.
Footnote[2]	Weighted average maturity provided is that of the related Master Fund, which is actively managed and its weighted average maturity will differ over time.

What is the Fund’s investment objective?

Maximum current income consistent with liquidity and the preservation of capital. The Fund and the Master Fund have the same investment objective.

Top 5 Master Fund Holdings (% of Net Assets)

Fixed Income Clearing Corp., (State Street Bank & Trust Co.) Repurchase Agreement, 4.150%, due 11/03/25	26.4%
U.S. Treasury Floating Rate Notes, 3.916%, due 11/03/25	4.5
U.S. Treasury Floating Rate Notes, 3.971%, due 11/03/25	4.3
U.S. Treasury Floating Rate Notes, 4.011%, due 11/03/25	3.0
U.S. Treasury Floating Rate Notes, 3.948%, due 11/03/25	3.0

UBS Select Treasury Preferred Fund

STPXX

Master Fund Portfolio Composition (% of Net Assets)

Value	Value
Repurchase agreements	32.4%
U.S. Treasury obligations	65.7%

Additional Information

If you wish to view additional information about the Fund, please visit:

• For the prospectus, shareholder reports, financial statements and holdings: https://www.usmoneymarketfunds.com/all-funds.html

• For proxy voting information: https://vds.issgovernance.com/vds/#/NDQx/FundFamily=322

Phone: 1-800-647 1568

UBS Select Treasury Preferred Fund

S1851

STPXX

Semi-Annual Shareholder Report

October 31, 2025

UBS Ultra Short Income Fund

Class A

USIAX

Fund Overview

This semi-annual shareholder report contains important information about UBS Ultra Short Income Fund for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at https://usshortduration.com/portfolio-holdings-form-nscr.html. You can also request this information by contacting us at 1-800-647 1568.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$18	0.35%

Key Fund Statistics

FUND STATISTICS	Fund Statistics ADA
Total Net Assets	$329,606,613
# of Portfolio Holdings	157
Portfolio Turnover Rate	27%

What is the Fund’s investment objective?

To provide current income while seeking to maintain low volatility of principal.

Top 5 Holdings (% of Net Assets)

General Motors Financial Co., Inc., 4.000%, due 11/03/25	3.9%
GMF Floorplan Owner Revolving Trust, 4.920%, due 11/15/28	1.6
Bank of Nova Scotia, 4.750%, due 02/02/26	1.5
Duke Energy Corp., 4.277%, due 11/13/25	1.5
Sumitomo Mitsui Trust, 4.020%, due 01/20/26	1.5

UBS Ultra Short Income Fund

Class A

Portfolio Composition (% of Net Assets)

Value	Value
Short-term investments	1.2%
Asset-backed securities	15.3%
Commercial paper	19.0%
Corporate bonds	64.9%

Additional Information

If you wish to view additional information about the Fund, please visit:

  For the prospectus, shareholder reports and holdings: https://usshortduration.com/sub-pages/A-Shares/documents.html

  For financial statements: https://usshortduration.com/portfolio-holdings-form-nscr.html

  For proxy voting information: https://vds.issgovernance.com/vds/#/NDQx/FundFamily=322

Phone: 1-800-647 1568

UBS Ultra Short Income Fund

S1856

Class A

Semi-Annual Shareholder Report

October 31, 2025

UBS Ultra Short Income Fund

Class I

USDIX

Fund Overview

This semi-annual shareholder report contains important information about UBS Ultra Short Income Fund for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at https://usshortduration.com/portfolio-holdings-form-nscr.html. You can also request this information by contacting us at 1-800-647 1568.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$12	0.24%

Key Fund Statistics

FUND STATISTICS	Fund Statistics ADA
Total Net Assets	$329,606,613
# of Portfolio Holdings	157
Portfolio Turnover Rate	27%

What is the Fund’s investment objective?

To provide current income while seeking to maintain low volatility of principal.

Top 5 Holdings (% of Net Assets)

General Motors Financial Co., Inc., 4.000%, due 11/03/25	3.9%
GMF Floorplan Owner Revolving Trust, 4.920%, due 11/15/28	1.6
Bank of Nova Scotia, 4.750%, due 02/02/26	1.5
Duke Energy Corp., 4.277%, due 11/13/25	1.5
Sumitomo Mitsui Trust, 4.020%, due 01/20/26	1.5

UBS Ultra Short Income Fund

Class I

Portfolio Composition (% of Net Assets)

Value	Value
Short-term investments	1.2%
Asset-backed securities	15.3%
Commercial paper	19.0%
Corporate bonds	64.9%

Additional Information

If you wish to view additional information about the Fund, please visit:

  For the prospectus, shareholder reports and holdings: https://usshortduration.com/sub-pages/I-Shares/documents.html

  For financial statements: https://usshortduration.com/portfolio-holdings-form-nscr.html

  For proxy voting information: https://vds.issgovernance.com/vds/#/NDQx/FundFamily=322

Phone: 1-800-647 1568

UBS Ultra Short Income Fund

S1858

Class I

Semi-Annual Shareholder Report

October 31, 2025

UBS Ultra Short Income Fund

Class P

USIPX

Fund Overview

This semi-annual shareholder report contains important information about UBS Ultra Short Income Fund for the period of May 1, 2025 to October 31, 2025. You can find additional information about the Fund at https://usshortduration.com/portfolio-holdings-form-nscr.html. You can also request this information by contacting us at 1-800-647 1568.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$13	0.25%

Key Fund Statistics

FUND STATISTICS	Fund Statistics ADA
Total Net Assets	$329,606,613
# of Portfolio Holdings	157
Portfolio Turnover Rate	27%

What is the Fund’s investment objective?

To provide current income while seeking to maintain low volatility of principal.

Top 5 Holdings (% of Net Assets)

General Motors Financial Co., Inc., 4.000%, due 11/03/25	3.9%
GMF Floorplan Owner Revolving Trust, 4.920%, due 11/15/28	1.6
Bank of Nova Scotia, 4.750%, due 02/02/26	1.5
Duke Energy Corp., 4.277%, due 11/13/25	1.5
Sumitomo Mitsui Trust, 4.020%, due 01/20/26	1.5

UBS Ultra Short Income Fund

Class P

Portfolio Composition (% of Net Assets)

Value	Value
Short-term investments	1.2%
Asset-backed securities	15.3%
Commercial paper	19.0%
Corporate bonds	64.9%

Additional Information

If you wish to view additional information about the Fund, please visit:

  For the prospectus, shareholder reports and holdings: https://usshortduration.com/sub-pages/P-Shares/documents.html

  For financial statements: https://usshortduration.com/portfolio-holdings-form-nscr.html

  For proxy voting information: https://vds.issgovernance.com/vds/#/NDQx/FundFamily=322

Phone: 1-800-647 1568

UBS Ultra Short Income Fund

S1857

Class P

Semi-Annual Shareholder Report

October 31, 2025

UBS RMA Government Money Market Fund

RMGXX

Fund Overview

This semi-annual shareholder report contains important information about UBS RMA Government Money Market Fund for the period of May 1, 2025 to October 31, 2025. The Fund is a “Feeder Fund” that invests all of its assets in a “Master Fund". You can find additional information about the Fund at https://www.usmoneymarketfunds.com/all-funds.html. You can also request this information by contacting us at 1-800-647 1568.

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
UBS RMA Government Money Market FundFootnote Reference1	$35	0.68%
Footnote	Description
Footnote[1]	The expense table reflects the Fund’s own expenses and its share of the expenses and expense waivers, if any, allocated from its related Master Fund.

Key Fund Statistics

FUND STATISTICS	Fund Statistics ADA
Total Net Assets	$929,552,762
# of Master Fund Portfolio Holdings	132
Seven-day current yieldFootnote Reference1	3.45%
Seven-day effective yieldFootnote Reference1	3.50%
Weighted average maturityFootnote Reference2	37 days
Footnote	Description
Footnote[1]	Yields will fluctuate.
Footnote[2]	Weighted average maturity provided is that of the related Master Fund, which is actively managed and its weighted average maturity will differ over time.

What is the Fund’s investment objective?

Maximum current income consistent with liquidity and the preservation of capital. The Fund and the Master Fund have the same investment objective.

Top 5 Master Fund Holdings (% of Net Assets)

Fixed Income Clearing Corp., (State Street Bank & Trust Co.) Repurchase Agreement, 4.150%, due 11/03/25	22.2%
JPMorgan Securities LLC Repurchase Agreement, 4.150%, due 11/03/25	5.7
U.S. Treasury Floating Rate Notes, 3.971%, due 11/03/25	3.1
U.S. Treasury Floating Rate Notes, 4.011%, due 11/03/25	2.7
U.S. Treasury Floating Rate Notes, 3.916%, due 11/03/25	2.5

UBS RMA Government Money Market Fund

RMGXX

Master Fund Portfolio Composition (% of Net Assets)

Value	Value
U.S. government agency obligations	21.8%
Repurchase agreements	32.1%
U.S. treasury obligations	43.7%

Additional Information

If you wish to view additional information about the Fund, please visit:

• For the prospectus, shareholder reports, financial statements and holdings: https://www.usmoneymarketfunds.com/all-funds.html

• For proxy voting information: https://vds.issgovernance.com/vds/#/NDQx/FundFamily=322

Phone: 1-800-647 1568

UBS RMA Government Money Market Fund

S1842

RMGXX

(b)

Copy of each notice transmitted to shareholders in reliance on Rule 30e-3 under the Investment Company Act of 1940, as amended (the “1940 Act”), that contains disclosures specified by paragraph (c)(3) of that rule: Not applicable to the registrant.

Item 2. Code of Ethics.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 3. Audit Committee Financial Expert.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 4. Principal Accountant Fees and Services.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to the registrant.

Item 6. Investments.

(a)	Included as part of the financial statements filed under Item 7(a) of this form.

(b)	Not applicable.

UBS Series Funds

Form N-CSR Information Items 7 through 11

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	Copy of the most recent financial statements:

Cantor Fitzgerald Government Money Market Fund

Semiannual Financial Statements  |  October 31, 2025

Cantor Fitzgerald Government Money Market Fund

Statement of assets and liabilities

October 31, 2025 (unaudited)

Assets:
Investment in Government Master Fund (“Master Fund”), at value (cost—$1,034,198,877, which approximates cost for federal income tax purposes)	$1,034,198,877
Deferred offering costs	18,794
Other assets	27,929
Total assets	1,034,245,600

Liabilities:
Dividends payable to shareholders	3,478,561
Payable to affiliate	55,243
Payable to custodian	5,798
Accrued expenses and other liabilities	93,737
Total liabilities	3,633,339
Net assets	$1,030,612,261

Net assets consist of:
Beneficial interest shares of $0.001 par value (unlimited amount authorized)	1,030,598,382
Distributable earnings (accumulated losses)	13,879
Net assets	$1,030,612,261

Investor Shares
Net Assets	$15,000,676
Shares Outstanding	15,000,000
Net asset value per share	$1.00

Institutional Shares
Net Assets	$1,015,611,585
Shares Outstanding	1,015,598,382
Net asset value per share	$1.00

See accompanying notes to financial statements and the attached Master Trust financial statements.

1

Cantor Fitzgerald Government Money Market Fund

Statement of operations

(unaudited)

For the six months ended October 31, 2025 (unaudited)
Investment income:
Interest income allocated from Master Fund	$12,365,302
Expenses allocated from Master Fund	(289,059)
Net investment income allocated from Master Fund	12,076,243
Expenses:
Administration fees	217,924
Service fees—Investor Shares	19,110
Transfer agency and related services fees	8,802
Accounting fees	4,981
Trustees’ fees	25,546
Professional fees	56,706
Reports and notices to shareholders	13,688
Federal and state registration fees	34,066
Insurance fees	392
Other expenses	26,787
Total expenses	408,002
Less: Fee waivers and/or expense reimbursements by administrator/distributor	(168,428)
Net expenses	239,574
Net investment income (loss)	11,836,669
Net increase (decrease) in net assets resulting from operations	11,836,669

See accompanying notes to financial statements and the attached Master Trust financial statements.

2

Cantor Fitzgerald Government Money Market Fund

Statement of changes in net assets

	For the six months ended October 31, 2025 (unaudited)	For the year ended April 30, 2025
From operations:

Net investment income (loss)	$11,836,669	$14,737,787
Net realized gain (loss) allocated from Master Fund	—	13,879
Net increase (decrease) in net assets resulting from operations	11,836,669	14,751,666
Total distributions—Investor Shares	(306,563)	(688,214)
Total distributions—Institutional Shares	(11,530,106)	(14,049,573)
Total distributions	(11,836,669)	(14,737,787)
From beneficial interest transactions:

Proceeds from shares sold	17,501,443,421	34,611,050,289
Cost of shares redeemed	(16,876,778,911)	(34,542,621,013)
Shares issued on reinvestment of dividends and distributions	4,253,508	1,250,079
Net increase (decrease) in net assets from beneficial interest transactions	628,918,018	69,679,355
Net increase (decrease) in net assets	628,918,018	69,693,234
Net assets:

Beginning of period	401,694,243	332,001,009
End of period	$1,030,612,261	$401,694,243

See accompanying notes to financial statements and the attached Master Trust financial statements.

3

Cantor Fitzgerald Government Money Market Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

Investor Class
	Six months ended October 31, 2025 (unaudited)	Years ended April 30, 2025	For the period from January 16, 2024[1] to April 30, 2024
Net asset value, beginning of period	$ 1.00	$ 1.00	$1.00
Net investment income (loss)	0.020	0.046	0.013
Net realized & unrealized gain (loss)	—	0.000 [2]	—
Net increase (decrease) from operations	0.020	0.046	0.013
Dividends from net investment income	(0.020)	(0.046)	(0.013)
Net asset value, end of period	$1.00	$1.00	$1.00
Total investment return[3]	2.02%	4.59%	1.32%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements[4]	0.49%[5]	0.71%	1.43%[5]
Expenses after fee waivers and/or expense reimbursements[4]	0.30%[5]	0.30%	0.30%[5]
Net investment income (loss)[4]	4.01%[5]	4.59%	5.09%[5]
Supplemental Data:
Net asset value, end of period (000’s)	$15,001	$15,001	$15,000

Institutional Class
	Six months ended October 31, 2025 (unaudited)	Years ended April 30, 2025	For the period from March 25, 2024[1] to April 30, 2024
Net asset value, beginning of period	$ 1.00	$ 1.00	$1.00
Net investment income (loss)	0.021	0.047	0.005
Net realized & unrealized gain (loss)	—	0.000 [2]	—
Net increase (decrease) from operations	0.021	0.047	0.005
Dividends from net investment income	(0.021)	(0.047)	(0.005)
Net asset value, end of period	$1.00	$1.00	$1.00
Total investment return[3]	2.08%	4.71%	0.53%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements[4]	0.23%[5]	0.32%	0.31%[5]
Expenses after fee waivers and/or expense reimbursements[4]	0.18%[5]	0.18%	0.18%[5]
Net investment income (loss)[4]	4.10%[5]	4.58%	5.21%[5]
Supplemental Data:
Net assets, end of period (000’s)	$1,015,612	$386,694	$317,001

[1]	Commencement of operations.
[2]	Amount represents less than $0.0005 or $(0.0005) per share.
[3]

Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[4]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.
[5]	Annualized.

See accompanying notes to financial statements and the attached Master Trust financial statements.

4

Cantor Fitzgerald Government Money Market Fund

Notes to financial statements (unaudited)

Organization and significant accounting policies

Cantor Fitzgerald Government Money Market Fund (“Cantor Fitzgerald Government Fund” or the “Fund”) is registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of UBS Series Funds (the “Trust”), an open-end management investment company organized as a Delaware statutory trust on April 29, 1998. The Trust is a series mutual fund with thirteen series. The financial statements for the other series of the Trust are not included herein.

Cantor Fitzgerald Government Fund is a “feeder fund” that invests substantially all of its assets in a “master fund”—Government Master Fund (the “Master Fund”, a diversified series of Master Trust, an open-end investment company registered with the SEC under the 1940 Act). The feeder fund and its respective Master Fund have the same investment objectives. Cantor Fitzgerald Government Fund Investor Shares and Institutional Shares commenced operations on January 16, 2024, and March 25, 2024, respectively.

UBS Asset Management (Americas) LLC (“UBS AM”) is the investment advisor and administrator for the Master Fund and the administrator for the Fund. UBS Asset Management (US) Inc. (“UBS AM—US”) serves as principal underwriter for the Fund. UBS AM and UBS AM—US are indirect wholly owned subsidiaries of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

The performance of the Fund is directly affected by the performance of the Master Fund. The value of such investment reflects the Fund’s proportionate interest in the net assets of the Master Fund (3.55% at October 31, 2025).

All of the net investment income and realized and unrealized gains and losses from investment activities of the Master Fund are allocated pro rata, based on respective ownership interests, among the Fund and other investors in the Master Fund (e.g., other feeder funds) at the time of such determination. The financial statements of the Master Fund, including the Portfolio of investments, are included elsewhere in this report and should be read in connection with the Fund’s financial statements. The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

In the normal course of business, the Fund may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had any prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Fund’s financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280)—Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s portfolio management team acts as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole, and the Fund’s long-term strategic asset allocation is pre-determined in accordance

5

Cantor Fitzgerald Government Money Market Fund

Notes to financial statements (unaudited)

with the Fund’s single investment objective which is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying statement of assets and liabilities as “total assets” and significant segment expenses are listed on the accompanying statement of operations.

In December 2023, FASB issued Accounting Standards Update 2023-09, Income Taxes (Topic 740)- Improvements to Income Tax Disclosures (“ASU 2023-09”). The amendments enhance income tax disclosures by requiring greater disaggregation in the rate reconciliation and income taxes paid by jurisdiction, while eliminating certain outdated disclosure requirements. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the impact of ASU 2023-09 but does not expect it to have a material impact on the financial statements.

The following is a summary of significant accounting policies:

Valuation of investments—The Fund records its investment in the Master Fund at fair value. Securities held by the Master Fund are valued as indicated in the Master Fund’s Notes to financial statements, which are included elsewhere in this report.

Constant net asset value per share—Cantor Fitzgerald Government Fund attempts to maintain a stable net asset value of $1.00 per share. There is no assurance, however, that the Fund will be able to maintain a stable net asset value of $1.00 per share. The Fund and the Master Fund have adopted certain investment, portfolio valuation and dividend/distribution policies in an attempt to enable the Fund to do so. Cantor Fitzgerald Government Fund and the Master Fund have each adopted a policy to operate as a “government money market fund”. Under Rule 2a-7 of the 1940 Act, a “government money market fund” invests 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities) (either directly or through a related master portfolio). As a “government money market fund”, Cantor Fitzgerald Government Fund is permitted to seek to maintain a stable price per share.

Liquidity fee—By operating as a “government money market fund”, Cantor Fitzgerald Government Fund is exempt from requirements that permit the imposition of a liquidity fee. While the Fund’s Board of Trustees (the “Board”) may elect to subject Cantor Fitzgerald Government Fund to liquidity fee requirements in the future, the Board has not elected to do so at this time.

Dividends and distributions—Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends from investment income and distributions from realized capital gains and/or return of capital are determined in accordance with US federal income tax regulations, which may differ from US GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of risk—The ability of the issuers of the debt securities held by the Master Fund to meet their obligations may be affected by economic, political and other developments particular to a specific industry, country, state or region.

Deferred offering costs—Offering costs consist primarily of legal fees and other costs incurred with the Fund’s share offerings, the preparation of the Fund’s registration statement, and registration fees. Deferred offering costs are amortized over a period of 12 months.

6

Cantor Fitzgerald Government Money Market Fund

Notes to financial statements (unaudited)

Administrator

UBS AM serves as administrator to the Fund pursuant to an Administration Agreement approved by the Trust’s board. In accordance with the Administration Agreement, the Fund pays UBS AM an administration fee, which is accrued daily and paid monthly, at the below annual rate, as a percentage of the Fund’s average daily net assets:

Fund	Administration fee
Cantor Fitzgerald Government Money Market Fund	0.08%

The Fund and UBS AM, the Fund’s administrator, have entered into a written fee waiver/expense reimbursement agreement pursuant to which UBS AM is contractually obligated to waive its fees and/or reimburse the Fund so that the Fund’s operating expenses through August 31, 2026 (excluding interest expense, if any, expenses related to shareholders’ meetings and extraordinary items) would not exceed 0.30% for Investor Shares and 0.18% for Institutional Shares. The Fund has agreed to repay UBS AM for any waived management fees/reimbursed expenses to the extent that it can do so over the three years following such waived fees/reimbursed expenses without causing the Fund’s expenses in any of those three years to exceed the lesser of any applicable expense limit that is in place for the Fund (i) at the time of the waiver or reimbursement, or (ii) at the time of recoupment.

At October 31, 2025, the Fund owes UBS AM $55,243 for investment advisory and administration services.

At October 31, 2025, the Fund had remaining fee waivers/expense reimbursements subject to repayment to UBS AM and respective date of expiration as follows:

Fund	Fee waivers/ expense reimbursements subject to repayment	Expires April 30, 2027	Expires April 30, 2028	Expires April 30, 2029
Cantor Fitzgerald Government Money Market Fund—Investor Shares	$96,290	$55,084	$38,278	$2,928
Cantor Fitzgerald Government Money Market Fund—Institutional Shares	606,296	28,324	423,939	154,033

Shareholder services plan

UBS AM—US is the principal underwriter and distributor of the Fund’s shares. Under the shareholder services plan, UBS AM—US is entitled to a monthly shareholder servicing fee, payable by Investor Shares, at the below annual rate, as a percentage of such share’s average daily net assets. UBS AM—US will waive 0.15% of the 0.25% service fee otherwise payable by the Investor Shares of the Fund through August 31, 2026 and such amount is not subject to future recoupment.

Fund	Shareholder servicing fee
Cantor Fitzgerald Government Money Market Fund - Investor Shares	0.25%

At October 31, 2025, the Fund owed UBS AM—US $2,547 for shareholder servicing fees.

Shares of beneficial interest

There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

7

Cantor Fitzgerald Government Money Market Fund

Notes to financial statements (unaudited)

Investor Shares

	For the six months ended October 31, 2025	For the year Ended April 30, 2025
Shares Sold	$—	$30,000,000
Shares repurchased	—	(30,000,000)
Net increase (decrease) in shares outstanding	$—	$—

Institutional Shares

	For the six months ended October 31, 2025	For the year Ended April 30, 2025
Shares Sold	$17,501,443,421	$34,581,050,289
Shares repurchased	(16,876,778,911)	(34,512,621,013)
Dividends Reinvested	4,253,508	1,250,079
Net increase (decrease) in shares outstanding	$628,918,018	$69,679,355

Federal tax status

The Fund intends to distribute substantially all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, net realized capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

The tax character of distributions paid during the fiscal year ended April 30, 2025 were as follows:

	2025
Fund	Distributions paid from ordinary income	Distributions paid from net long-term capital gains	Total distributions paid
Cantor Fitzgerald Government Fund	$14,737,787	$—	$14,737,787

The tax character of distributions made and components of accumulated earnings (accumulated losses) on a tax basis for the current fiscal year will be determined after the Fund’s fiscal year ending April 30, 2026.

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Fund has conducted an analysis and concluded as of October 31, 2025, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. The Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the year ended October 31, 2025, the Fund did not incur any interest or penalties.

The income generated by Cantor Fitzgerald Government Money Market Fund is entirely classified as QII. According to Section 871(k) of the Internal Revenue Code, QII enables interest income from U.S. government securities and eligible instruments to be distributed without being subject to U.S. withholding tax.

For the period since inception, the Fund remains subject to examination by the Internal Revenue Service and state taxing authorities.

8

Master Trust

Semiannual Financial Statements  |  October 31, 2025

Includes:

•	Government Master Fund

Government Master Fund

Understanding a Master Fund’s expenses (unaudited)

(Note: The expense information provided in this section is relevant for direct investors in the Master Fund. Investors in the related “feeder fund” should instead focus on separate expense examples relevant to the particular feeder fund; the expense examples for the feeder fund will reflect its proportionate share of the corresponding Master Fund’s expenses.)

As an owner of a Master Fund, an investor such as a feeder fund incurs ongoing costs, including management fees and other Master Fund expenses. This example is intended to help you understand a Master Fund investor’s ongoing costs (in dollars) of investing in a Master Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2025 to October 31, 2025.

Actual expenses

The first line in the table below for the Master Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the table below for the Master Fund provides information about hypothetical account values and hypothetical expenses based on the Master Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Master Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Master Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for the Master Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

	Beginning account value May 1, 2025	Ending account value October 31, 2025	Expenses paid during period 05/01/25 to 10/31/25[1]	Expense ratio during the period
Actual	$1,000.00	$1,021.70	$0.52	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.97	0.52	0.10

[1]	Expenses are equal to the Master Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 186 divided by 365 (to reflect the one–half year period).

10

Master Trust

Portfolio characteristics at a glance—October 31, 2025 (unaudited)

Government Master Fund

Characteristics
Weighted average maturity[1]	37 days

Portfolio composition[2]
U.S. Treasury obligations	43.7%
Repurchase agreements	32.1
U.S. government agency obligations	21.8
Other assets in excess of liabilities	2.4
Total	100.0%

You could lose money by investing in a money market fund. Although Government Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Government Master Fund cannot guarantee it will do so. An investment in a money market fund is not a bank account and not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor is not required to reimburse the fund for losses, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time, including during periods of market stress.

Not FDIC insured. May lose value. No bank guarantee.

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed and its composition will vary over time.

11

Government Master Fund

Portfolio of investments—October 31, 2025 (unaudited)

	Face amount	Value
U.S. government agency obligations—21.8%
Federal Farm Credit Banks Funding Corp.
1 day USD SOFR + 0.020%, 4.060%, due 11/03/25[1]	$127,000,000	$127,000,000
1 day USD SOFR + 0.060%, 4.100%, due 11/03/25[1]	80,000,000	80,000,000
1 day USD SOFR + 0.090%, 4.130%, due 11/03/25[1]	28,000,000	28,000,000
1 day USD SOFR + 0.105%, 4.145%, due 11/03/25[1]	69,000,000	69,000,000
1 day USD SOFR + 0.115%, 4.155%, due 11/03/25[1]	174,000,000	174,000,000
1 day USD SOFR + 0.120%, 4.160%, due 11/03/25[1]	100,000,000	100,019,730
1 day USD SOFR + 0.125%, 4.165%, due 11/03/25[1]	64,000,000	64,000,000
1 day USD SOFR + 0.130%, 4.170%, due 11/03/25[1]	90,000,000	90,000,000
1 day USD SOFR + 0.135%, 4.175%, due 11/03/25[1]	63,000,000	63,000,000
Federal Home Loan Bank Discount Notes
3.690%, due 04/09/26[2]	126,000,000	123,972,345
3.750%, due 02/23/26[2]	122,000,000	120,576,667
3.750%, due 02/24/26[2]	126,000,000	124,516,875
3.750%, due 03/13/26[2]	125,000,000	123,307,292
3.775%, due 02/20/26[2]	125,000,000	123,571,267
3.800%, due 01/23/26[2]	128,000,000	126,905,600
3.800%, due 01/30/26[2]	126,000,000	124,829,600
3.805%, due 01/30/26[2]	126,000,000	124,828,060
3.830%, due 01/28/26[2]	125,000,000	123,856,320
3.865%, due 01/06/26[2]	122,000,000	121,161,725
3.920%, due 12/19/25[2]	127,000,000	126,363,871
3.920%, due 02/13/26[2]	124,000,000	122,622,773
3.940%, due 02/20/26[2]	131,000,000	129,437,243
3.970%, due 11/26/25[2]	125,000,000	124,682,951
3.985%, due 12/26/25[2]	126,000,000	125,260,783
3.990%, due 01/28/26[2]	120,000,000	118,856,200
4.010%, due 01/16/26[2]	124,000,000	122,977,896
4.020%, due 01/22/26[2]	123,000,000	121,901,200
4.030%, due 01/02/26[2]	127,000,000	126,146,983
4.070%, due 12/19/25[2]	126,000,000	125,344,730
4.100%, due 12/05/25[2]	126,000,000	125,540,800
4.100%, due 01/02/26[2]	248,000,000	246,305,333
4.140%, due 11/03/25[2]	126,000,000	126,000,000
Federal Home Loan Banks
3.850%, due 03/10/26	127,000,000	126,995,046
1 day USD SOFR + 0.020%, 4.060%, due 11/03/25[1]	126,000,000	126,000,000
1 day USD SOFR + 0.025%, 4.065%, due 11/03/25[1]	259,000,000	259,000,000
1 day USD SOFR + 0.030%, 4.070%, due 11/03/25[1]	280,150,000	280,135,137
1 day USD SOFR + 0.035%, 4.075%, due 11/03/25[1]	133,000,000	133,000,000
1 day USD SOFR + 0.060%, 4.100%, due 11/05/25[1]	67,000,000	67,000,000
1 day USD SOFR + 0.085%, 4.125%, due 11/03/25[1]	69,000,000	69,000,000

	Face amount	Value
U.S. government agency obligations—(concluded)
1 day USD SOFR + 0.100%, 4.140%, due 11/03/25[1]	$379,000,000	$$379,000,000
1 day USD SOFR + 0.115%, 4.155%, due 11/03/25[1]	171,000,000	171,000,000
1 day USD SOFR + 0.120%, 4.160%, due 11/03/25[1]	64,000,000	64,000,000
1 day USD SOFR + 0.170%, 4.210%, due 11/03/25[1]	102,000,000	102,000,000
1 day USD SOFR + 0.180%, 4.220%, due 11/03/25[1]	176,000,000	176,000,000
Total U.S. government agency obligations (cost—$5,727,116,427)		5,727,116,427

U.S. Treasury obligations—43.7%
U.S. Treasury Bills
3.760% due 04/30/26[3]	100,000,000	98,200,222
3.760% due 04/30/26[3]	30,000,000	29,460,067
3.781% due 04/23/26[3]	100,000,000	98,261,500
3.781% due 04/23/26[3]	30,000,000	29,478,450
3.803% due 03/03/26[3]	150,000,000	148,162,938
3.803% due 03/03/26[3]	45,000,000	44,448,881
3.818% due 01/29/26[3]	150,000,000	148,647,875
3.818% due 01/29/26[3]	46,000,000	45,585,348
3.834% due 02/24/26[3]	46,000,000	45,460,708
3.834% due 02/24/26[3]	150,000,000	148,241,438
3.855% due 03/12/26[3]	25,000,000	24,665,854
3.855% due 03/12/26[3]	100,000,000	98,663,417
3.876% due 02/10/26[3]	37,000,000	36,615,894
3.876% due 02/10/26[3]	150,000,000	148,442,812
3.886% due 02/03/26[3]	100,000,000	99,032,722
3.886% due 02/03/26[3]	23,000,000	22,777,526
3.901% due 01/22/26[3]	100,000,000	99,153,333
3.901% due 01/22/26[3]	30,000,000	29,746,000
3.912% due 02/17/26[3]	3,000,000	2,966,345
3.912% due 02/17/26[3]	250,000,000	247,195,417
3.954% due 01/13/26[3]	250,000,000	248,101,736
3.954% due 01/13/26[3]	1,000,000	992,407
4.013% due 03/05/26[3]	24,000,000	23,684,427
4.013% due 03/05/26[3]	100,000,000	98,685,111
4.035% due 12/11/25[3]	1,000,000	995,841
4.035% due 12/11/25[3]	250,000,000	248,960,278
4.074% due 01/06/26[3]	250,000,000	248,237,778
4.081% due 02/19/26[3]	125,000,000	123,520,625
4.108% due 02/12/26[3]	24,000,000	23,732,687
4.108% due 02/12/26[3]	100,000,000	98,886,194
4.118% due 02/05/26[3]	100,000,000	98,960,778
4.118% due 02/05/26[3]	23,000,000	22,760,979
4.131% due 12/30/25[3]	36,000,000	35,770,860
4.131% due 12/30/25[3]	150,000,000	149,045,250
4.144% due 12/04/25[3]	47,000,000	46,836,290
4.144% due 12/04/25[3]	200,000,000	199,303,361
4.162% due 12/16/25[3]	246,000,000	244,809,975
4.162% due 12/23/25[3]	186,000,000	184,953,750
4.219% due 12/09/25[3]	34,000,000	33,860,430
4.219% due 12/09/25[3]	150,000,000	149,384,250
4.232% due 11/20/25[3]	1,000,000	998,050
4.232% due 11/20/25[3]	250,000,000	249,512,431

12

Government Master Fund

Portfolio of investments—October 31, 2025 (unaudited)

	Face amount	Value
U.S. Treasury obligations—(concluded)
4.252% due 11/13/25[3]	$100,000,000	$$99,884,722
4.252% due 11/13/25[3]	24,000,000	23,972,333
4.256% due 01/02/26[3]	246,000,000	244,314,900
4.261% due 01/22/26[3]	3,000,000	2,972,567
4.261% due 01/22/26[3]	250,000,000	247,713,889
4.266% due 01/29/26[3]	6,000,000	5,940,260
4.266% due 01/29/26[3]	250,000,000	247,510,833
4.268% due 11/06/25[3]	200,000,000	199,930,583
4.268% due 11/06/25[3]	47,000,000	46,983,687
4.271% due 01/15/26[3]	250,000,000	247,908,854
4.271% due 01/15/26[3]	13,000,000	12,891,260
4.293% due 01/08/26[3]	250,000,000	248,100,208
4.293% due 01/08/26[3]	6,000,000	5,954,405
4.329% due 12/02/25[3]	250,000,000	249,152,153
4.329% due 12/02/25[3]	2,000,000	1,993,217
4.344% due 11/25/25[3]	2,000,000	1,994,836
4.344% due 11/25/25[3]	250,000,000	249,354,514
4.350% due 11/12/25[3]	381,000,000	380,597,092
4.350% due 11/18/25[3]	386,000,000	385,319,675
U.S. Treasury Floating Rate Notes
3 mo. Treasury money market yield + 0.098%, 3.864% due 11/03/25[1]	370,000,000	369,945,260
3 mo. Treasury money market yield + 0.150%, 3.916% due 11/03/25[1]	663,000,000	663,003,704
3 mo. Treasury money market yield + 0.182%, 3.948% due 11/03/25[1]	516,000,000	515,894,852
3 mo. Treasury money market yield + 0.205%, 3.971% due 11/03/25[1]	810,000,000	810,303,748
3 mo. Treasury money market yield + 0.245%, 4.011% due 11/03/25[1]	699,000,000	699,043,929
U.S. Treasury Notes
3.625% due 05/15/26	124,000,000	123,713,641
3.750% due 04/15/26	130,000,000	129,782,691
3.875% due 01/15/26	138,000,000	137,956,281
4.250% due 01/31/26	329,000,000	329,107,212
4.500% due 03/31/26	255,000,000	255,362,238
4.625% due 03/15/26	134,000,000	134,241,397
4.875% due 04/30/26	253,000,000	253,857,019
Total U.S. Treasury obligations (cost—$11,501,902,195)		11,501,902,195

Repurchase agreements—32.1%
Repurchase agreement dated 03/31/22 with MUFG Securities Americas, Inc., 3.860% due 12/05/25, collateralized by $31,073,080 Federal Home Loan Mortgage Corp., obligations, 2.500% to 6.500% due 05/01/27 to 10/01/55, $150,742,759 Federal National Mortgage Association obligations, 2.000% to 6.500% due 04/01/26 to 07/01/55; (value— $102,000,000); proceeds: $100,321,667[4]	100,000,000	100,000,000

	Face amount	Value
Repurchase agreements—(continued)
Repurchase agreement dated 02/01/23 with J.P. Morgan Securities LLC, 4.050% due 11/07/25, collateralized by $4,317,136 Federal Home Loan Mortgage Corp., obligations, 4.300% to 6.000% due 09/01/28 to 06/01/53, $217,456,047 Federal National Mortgage Association obligations, 1.500% to 7.500% due 05/01/34 to 02/01/57; (value— $204,000,001); proceeds: $200,675,000[4]	$200,000,000	$200,000,000
Repurchase agreement dated 10/31/25 with TD Securities (USA) LLC, 4.140% due 11/03/25, collateralized by $129,070,137 Federal Home Loan Mortgage Corp., obligations, 1.000% to 6.000% due 05/15/33 to 10/25/55, $255,074,994 Federal National Mortgage Association obligations, 2.000% to 6.000% due 04/25/26 to 11/25/55; (value— $306,000,000); proceeds: $300,103,500	300,000,000	300,000,000
Repurchase agreement dated 03/25/25 with J.P. Morgan Securities LLC, 3.990% due 01/29/26, collateralized by $2,554,073,873 Federal Home Loan Mortgage Corp., obligations, zero coupon to 6.500% due 08/25/29 to 08/25/55, $1,506,907,514 Federal National Mortgage Association obligations, zero coupon to 4.000% due 10/25/29 to 03/25/60, $7,177,618,264 Government National Mortgage Association obligations, zero coupon to 6.000% due 09/16/40 to 08/20/65; (value—$515,000,001); proceeds: $501,662,500[4]	500,000,000	500,000,000
Repurchase agreement dated 10/31/25 with J.P. Morgan Securities LLC, 4.150% due 11/03/25, collateralized by $248,418,274 Federal Home Loan Mortgage Corp., obligations, 3.500% to 7.100% due 01/01/36 to 11/01/55, $2,541,549,181 Federal National Mortgage Association obligations, 1.050% to 7.500% due 07/01/27 to 09/01/61; (value— $1,530,000,001); proceeds: $1,500,518,750	1,500,000,000	1,500,000,000

13

Government Master Fund

Portfolio of investments—October 31, 2025 (unaudited)

	Face amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 10/31/25 with Fixed Income Clearing Corp., (State Street Bank and Trust Co.)., 4.150% due 11/03/25, collateralized by $4,000,007,600 U.S. Treasury Notes, 2.750% to 4.500% due 05/31/29 to 07/31/29, $814,682,400 U.S. Treasury Inflation Index Bonds, 2.000% due 01/15/26, $395,108,600 U.S. Treasury Inflation Index Notes, 0.625% due 01/15/26; (value—$5,951,700,426); proceeds: $5,837,017,938	$5,835,000,000	$5,835,000,000
Total repurchase agreements (cost—$8,435,000,000)		8,435,000,000
Total investments (cost—$25,664,018,622 which approximates cost for federal income tax purposes)—97.6%		25,664,018,622

Other assets in excess of liabilities—2.4%		620,053,141
Net assets—100.0%		$26,284,071,763

14

Government Master Fund

Portfolio of investments—October 31, 2025 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2025 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
U.S. government agency obligations	$—	$5,727,116,427	$—	$5,727,116,427
U.S. Treasury obligations	—	11,501,902,195	—	11,501,902,195
Repurchase agreements	—	8,435,000,000	—	8,435,000,000
Total	$—	$25,664,018,622	$—	$25,664,018,622

At October 31, 2025, there were no transfers in or out of Level 3.

Portfolio footnotes

[1]

Floating or variable rate securities. The rates disclosed are as of October 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

[2]	Rate shown is the discount rate at the date of purchase unless otherwise noted.
[3]	Rate shown reflects yield at October 31, 2025.
[4]

Investment has a put feature, which allows the Master Fund to accelerate the maturity, and a variable or floating rate. The interest rate shown is the current rate as of October 31, 2025 and changes periodically. The maturity date reflects the earliest put date, interest is paid monthly, and the proceeds represent the receivable of the Master Fund if the put feature was exercised as of October 31, 2025.

Portfolio acronyms:

SOFR	Secured Overnight Financing Rate

See accompanying notes to financial statements.

15

Government Master Fund

Statement of assets and liabilities

October 31, 2025 (unaudited)

Assets:
Investments, at value (cost—$17,229,018,622)	$17,229,018,622
Repurchase agreements (cost—$8,435,000,000)	8,435,000,000
Total investments in securities, at value (cost—$25,664,018,622)	25,664,018,622
Cash	987,901,512
Receivable for interest	22,909,639
Total assets	26,674,829,773

Liabilities:
Payable for investments purchased	386,517,419
Payable to affiliate	4,240,591
Total liabilities	390,758,010
Net assets, at value	$26,284,071,763

See accompanying notes to financial statements.

16

Government Master Fund

Statement of operations

For the six months ended October 31, 2025 (unaudited)
Investment income:
Interest	$549,884,526
Expenses:
Investment advisory and administration fees	12,729,774
Trustees’ fees	52,168
Total expenses	12,781,942
Net expenses	12,781,942
Net investment income (loss)	537,102,584
Net increase (decrease) in net assets resulting from operations	$537,102,584

See accompanying notes to financial statements.

17

Government Master Fund

Statement of changes in net assets

	For the six months ended October 31, 2025 (unaudited)	For the year ended April 30, 2025
From operations:

Net investment income (loss)	$537,102,584	$1,248,575,044
Net realized gain (loss)	—	1,158,182
Net increase (decrease) in net assets resulting from operations	537,102,584	1,249,733,226
Net increase (decrease) in net assets from beneficial interest transactions	1,704,214,514	(530,449,132)
Net increase (decrease) in net assets	2,241,317,098	719,284,094
Net assets:

Beginning of period	24,042,754,665	23,323,470,571
End of period	$26,284,071,763	$24,042,754,665

See accompanying notes to financial statements.

18

Government Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Six months ended October 31, 2025 (unaudited)	Years ended April 30,
		2025	2024	2023	2022	2021
Ratios to average net assets:
Expenses before fee waivers	0.10%[1]	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.10%[1]	0.10%	0.10%	0.04%	0.06%	0.10%
Net investment income (loss)	4.20%[1]	4.77%	5.25%	3.78%	0.02%	0.09%
Supplemental data:
Total investment return[2]	2.17%	4.90%	5.39%	3.14%	0.03%	0.08%
Net assets, end of period (000’s)	$26,284,072	$24,042,755	$23,323,471	$19,234,965	$4,297,678	$8,822,693

[1]	Annualized.
[2]

The total investment return for the Master Fund is calculated using geometric average return. The Master Fund issues ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

19

Government Master Fund

Notes to financial statements

Organization and significant accounting policies

Government Master Fund (the “Master Fund”) is registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of Master Trust, an open-end management investment company organized as a Delaware statutory trust on June 12, 2007. Government Master Fund commenced operations on June 24, 2016.

UBS Asset Management (Americas) LLC (“UBS AM”) is the investment advisor and administrator for the Master Fund. UBS AM is an indirect wholly owned subsidiary of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

Master Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

In the normal course of business, the Master Fund may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Master Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Fund that have not yet occurred. However, the Master Fund has not had any prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Master Fund’s financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Master Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280)— Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Master Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Master Fund’s portfolio management team acts as the Fund’s CODM. The Master Fund represents a single operating segment, as the CODM monitors the operating results of the Master Fund as a whole, and the Master Fund’s long-term strategic asset allocation is pre-determined in accordance with the Master Fund’s single investment objective which is executed by the Master Fund’s portfolio managers as a team. The financial information in the form of the Master Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which are used by the CODM to assess the segment’s performance versus the Master Fund’s comparative benchmarks and to make resource allocation decisions for the Master Fund’s single segment, is consistent with that presented within the Master Fund’s financial statements. Segment assets are reflected on the accompanying statement of assets and liabilities as “total assets” and significant segment expenses are listed on the accompanying statement of operations.

In December 2023, FASB issued Accounting Standards Update 2023-09, Income Taxes (Topic 740)- Improvements to Income Tax Disclosures (“ASU 2023-09”). The amendments enhance income tax disclosures by requiring greater disaggregation in the rate reconciliation and income taxes paid by jurisdiction, while eliminating certain outdated disclosure requirements. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, with early

20

Government Master Fund

Notes to financial statements

adoption permitted. Management is currently evaluating the impact of ASU 2023-09 but does not expect it to have a material impact on the financial statements.

The following is a summary of significant accounting policies:

Valuation of investments

Under Rule 2a-7 under the 1940 Act, as amended (“Rule 2a-7”), Government Master Fund has adopted a policy to operate as a “government money market fund”. Under Rule 2a-7, a “government money market fund” invests 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities). As a “government money market fund”, Government Master Fund values its investments at amortized cost unless UBS AM, as the valuation designee appointed by Master Trust’s Board of Trustees (the “Board”) pursuant to Rule 2a-5 under the 1940 Act determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by Government Master Fund is performed in an effort to ensure that amortized cost approximates market value.

The Board has designated UBS AM as the valuation designee pursuant to Rule 2a-5 under the 1940 Act and delegated to UBS AM the responsibility for making fair value determinations with respect to portfolio holdings. UBS AM, as the valuation designee, is responsible for periodically assessing any material risks associated with the determination of the fair value of investments; establishing and applying fair value methodologies; testing the appropriateness of fair value methodologies; and overseeing and evaluating third-party pricing services. UBS AM has the Equities, Fixed Income, and Multi-Asset Valuation Committee (the “VC”) to assist with its designated responsibilities as valuation designee with respect to the Master Fund’s portfolio of investments. The types of investments for which such fair value pricing may be necessary include, but are not limited to: investments of an issuer that has entered into a restructuring; fixed-income investments that have gone into default and for which there is no current market value quotation; Section 4(a)(2) commercial paper; investments that are restricted as to transfer or resale; illiquid investments; and investments for which the prices or values available do not, in the judgment of the VC, represent current market value. The need to fair value the Master Fund’s portfolio of investments may also result from low trading volume in foreign markets or thinly traded investments. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investments are purchased and sold.

The Master Fund’s portfolio holdings may also consist of shares of other investment companies in which the Master Fund invests. The value of each such open-end investment company will generally be its net asset value at the time a Master Fund’s beneficial interests are priced. Pursuant to the Master Fund’s use of the practical expedient within ASC Topic 820, investments in non-registered investment companies and/or investments in investment companies without publicly published prices are also valued at the daily net asset value. Each investment company generally values investments in a manner as described in that investment company’s prospectus or similar documents.

US GAAP requires disclosure regarding the various inputs that are used in determining the value of the Master Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of the Master Fund’s own assumptions in determining the fair value of investments.

A fair value hierarchy table has been included near the end of the Master Fund’s Portfolio of investments.

21

Government Master Fund

Notes to financial statements

Liquidity fee—By operating as a “government money market fund”, Government Master Fund is exempt from requirements that permit the imposition of a liquidity fee. While the Board may elect to subject Government Master Fund to liquidity fee requirements in the future, the Board has not elected to do so at this time.

Repurchase agreements—Government Master Fund may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. In all cases, underlying collateral (the purchased obligations) is valued daily in an effort to ensure that the value of the purchased securities, including accrued interest, is at least equal to the repurchase price. Government Master Fund maintains custody of the purchased securities prior to their repurchase, either through its regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both Government Master Fund and its counterparty (in either case, in accordance with the 1940 Act). The underlying collateral is valued daily in an effort to ensure that the value, including accrued interest, is at least equal to the repurchase price.

In certain cases, these repurchase agreements are cleared through a central counterparty so that each of the Fund and the seller faces the central counterparty on the trade. These cleared repurchase agreements are subject to additional rules and requirements of the central counterparty and are also subject to a bilateral agreement between the Fund and the clearing member through which the Fund’s transaction was effected. The Fund maintains custody of the securities prior to their repurchase in accordance with the 1940 Act. Repurchase agreements collateralized by US Treasury securities will be subject to mandatory clearing as of June 30, 2027.

Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by a fund upon acquisition is accrued as interest and included in its net investment income. In the event of default of the obligation to repurchase, Government Master Fund generally has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements secured by obligations that are not eligible for direct investment under Rule 2a-7 or a fund’s investment strategies and limitations may require Government Master Fund to promptly dispose of such collateral if the seller or guarantor becomes insolvent. If the seller (or seller’s guarantor, if any) becomes insolvent, Government Master Fund may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by any other party to the transaction (including by the central counterparty in the case of cleared repurchase agreements), realization and/or retention of the collateral may be subject to legal proceedings. Government Master Fund intends to enter into repurchase agreements only in transactions with counterparties believed by UBS AM to present minimal credit risk.

Government Master Fund may participate in joint repurchase agreement transactions with other funds managed or advised by UBS AM. The Master Fund may engage in repurchase agreements as part of normal investing strategies.

Under certain circumstances, Government Master Fund may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in its portfolio at the end of the day in order to avoid having Government Master Fund potentially exposed to a fee for uninvested cash held in a business account at a bank.

Investment transactions and investment income—Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

22

Government Master Fund

Notes to financial statements

Concentration of risk—The ability of the issuers of the debt securities held by the Master Fund to meet their obligations may be affected by economic, political and other developments particular to a specific industry, country, state or region.

Investment advisor and administrator

UBS AM serves as the investment advisor and administrator to the Master Fund pursuant to an investment advisory and administration contract (“Management Contract”) approved by the Board. In accordance with the Management Contract, the Master Fund pays UBS AM an investment advisory and administration fee (“management fee”), which is accrued daily and paid monthly, at the below annual rates, as a percentage of the Master Fund’s average daily net assets:

Average daily net assets	Annual rate
Up to $30 billion	0.1000%
In excess of $30 billion up to $40 billion	0.0975
In excess of $40 billion up to $50 billion	0.0950
In excess of $50 billion up to $60 billion	0.0925
Over $60 billion	0.0900

At October 31, 2025, the Master Fund owed UBS AM for investment advisory and administration services, net of waivers (if any), as follows:

Fund	Net amount owed to UBS AM
Government Master Fund	$4,240,591

In exchange for these fees, UBS AM has agreed to bear all of the Master Fund’s expenses other than taxes, extraordinary costs and the cost of securities purchased and sold by the Master Fund, including any transaction costs. Although UBS AM is not obligated to pay the fees and expenses of the Master Fund’s independent trustees, it is contractually obligated to reduce its management fee in an amount equal to those fees and expenses. UBS AM estimates that these fees and expenses will be 0.01% or less of the Master Fund’s average daily net assets. At October 31, 2025, UBS AM did not owe the Master Fund any additional reductions in administration fees for independent trustees’ fees and expenses.

In addition, UBS AM may voluntarily undertake to waive fees. This additional undertaking is voluntary and not contractual and may be terminated at any time. During the period ended October 31, 2025, the Master Fund did not experience this additional waiver.

Beneficial interest transactions

Government Master Fund

	For the six months ended October 31, 2025	For the year ended April 30, 2025
Contributions	$44,688,129,006	$92,715,049,160
Withdrawals	(42,983,914,492)	(93,245,498,292)
Net increase (decrease) in beneficial interest	$1,704,214,514	$(530,449,132)

Federal tax status

Government Master Fund is considered a non-publicly traded partnership for federal income tax purposes under the Internal Revenue Code; therefore, no federal tax provision is necessary. As such, each investor in the Master Fund is

23

Notes to financial statements

treated as owning its proportionate share of the net assets, income, expenses, and realized and unrealized gains and losses of the Master Fund. UBS AM intends that the Master Fund’s assets, income and distributions will be managed in such a way that an investor in the Master Fund will be able to continue to qualify as a regulated investment company by investing its net assets through the Master Fund.

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Master Fund has conducted an analysis and concluded, as of October 31, 2025, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. The Master Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the statement of operations. During the period ended October 31, 2025, the Master Fund did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2025, remains subject to examination by the Internal Revenue Service and state taxing authorities.

24

Trustees

Virginia G. Breen

Richard R. Burt

Bemard H. Garil

Heather R. Higgins

Chair

David R. Malpass

Administrator (and Manager for Government Master Fund)

UBS Asset Management (Americas) LLC

1285 Avenue of the Americas

New York, NY 10019

Principal Underwriter (for the feeder fund)

UBS Asset Management (US) Inc.

1285 Avenue of the Americas

New York, NY 10019

The financial information included herein is taken from the records of the Fund without examination by indepen-dent registered public accountants who do not express an opinion thereon.

This report is not to be used in connection with the offering of shares of the Fund unless accompanied or preceded by an effective prospectus.

© UBS 2025. All rights reserved.

Cantor Fitzerland Government Money Market Fund

c/o UBS Asset Management (Americas) LLC

1285 Avenue of the Americas

New York, NY 10019

Limited Purpose Cash Investment Fund

Semiannual Financial Statements  |  October 31, 2025

Limited Purpose Cash Investment Fund

Portfolio of investments—October 31, 2025

(unaudited)

	Face Amount	Value
U.S. government agency obligations—8.0%
Federal Farm Credit Banks Funding Corp.
1 day USD SOFR + 0.060%, 4.100%, due 11/03/25[1]	$25,000,000	$25,004,877
1 day USD SOFR + 0.090%, 4.130%, due 11/03/25[1]	8,000,000	8,001,911
1 day USD SOFR + 0.105%, 4.145%, due 11/03/25[1]	21,000,000	21,003,390
1 day USD SOFR + 0.115%, 4.155%, due 11/03/25[1]	32,000,000	31,999,239
1 day USD SOFR + 0.120%, 4.160%, due 11/03/25[1]	31,000,000	31,016,912
1 day USD SOFR + 0.125%, 4.165%, due 11/03/25[1]	19,000,000	18,998,795
1 day USD SOFR + 0.130%, 4.170%, due 11/03/25[1]	22,000,000	22,005,529
Federal Home Loan Bank Discount Notes
3.805%, due 01/30/26[2]	47,000,000	46,547,351
3.920%, due 02/13/26[2]	45,000,000	44,504,531
3.940%, due 02/20/26[2]	45,000,000	44,471,500
3.990%, due 01/28/26[2]	44,000,000	43,585,556
4.010%, due 01/16/26[2]	43,000,000	42,649,586
Federal Home Loan Banks
1 day USD SOFR + 0.030%, 4.070%, due 11/03/25[1]	45,000,000	44,999,127
1 day USD SOFR + 0.035%, 4.075%, due 11/03/25[1]	42,000,000	42,002,302
1 day USD SOFR + 0.060%, 4.100%, due 11/05/25[1]	23,000,000	23,000,000
1 day USD SOFR + 0.085%, 4.125%, due 11/03/25[1]	21,000,000	21,005,321
1 day USD SOFR + 0.100%, 4.140%, due 11/03/25[1]	116,000,000	116,036,800
1 day USD SOFR + 0.115%, 4.155%, due 11/03/25[1]	55,000,000	54,997,277
1 day USD SOFR + 0.120%, 4.160%, due 11/03/25[1]	13,000,000	13,006,297
1 day USD SOFR + 0.170%, 4.210%, due 11/03/25[1]	33,000,000	33,009,735
Total U.S. government agency obligations (cost—$727,754,139)		727,846,036

U.S. Treasury obligations—50.8%
U.S. Treasury Bills
3.760% due 04/30/26[3]	44,000,000	43,195,045
3.781% due 04/23/26[3]	43,000,000	42,243,688
3.803% due 03/03/26[3]	16,000,000	15,802,196
3.803% due 03/03/26[3]	50,000,000	49,381,861
3.807% due 04/16/26[3]	44,000,000	43,257,002
3.815% due 02/24/26[3]	65,000,000	64,229,897
3.818% due 01/29/26[3]	50,000,000	49,549,231
3.818% due 01/29/26[3]	16,000,000	15,855,754
3.818% due 04/09/26[3]	45,000,000	44,270,931
3.839% due 04/02/26[3]	46,000,000	45,287,383
3.855% due 03/12/26[3]	45,000,000	44,396,506
3.876% due 02/10/26[3]	15,000,000	14,844,890
3.876% due 02/10/26[3]	50,000,000	49,482,966

	Face Amount	Value
U.S. treasury obligations—(continued)
3.886% due 02/03/26[3]	$50,000,000	$49,520,834
3.901% due 01/22/26[3]	43,000,000	42,640,759
3.907% due 01/27/26[3]	50,000,000	49,558,561
3.907% due 01/27/26[3]	20,000,000	19,823,424
3.912% due 02/17/26[3]	37,000,000	36,590,982
3.912% due 02/17/26[3]	50,000,000	49,447,273
3.917% due 01/20/26[3]	21,000,000	20,830,740
3.917% due 01/20/26[3]	50,000,000	49,597,000
3.937% due 01/15/26[3]	50,000,000	49,617,802
3.937% due 01/15/26[3]	16,000,000	15,877,697
3.942% due 01/08/26[3]	45,000,000	44,688,150
3.953% due 12/26/25[3]	50,000,000	49,712,723
3.953% due 12/26/25[3]	20,000,000	19,885,089
3.953% due 01/02/26[3]	46,000,000	45,704,776
3.954% due 01/13/26[3]	41,000,000	40,699,803
3.954% due 01/13/26[3]	50,000,000	49,633,906
3.999% due 12/18/25[3]	20,000,000	19,903,425
3.999% due 12/18/25[3]	50,000,000	49,758,562
4.013% due 03/05/26[3]	45,000,000	44,429,650
4.035% due 12/11/25[3]	39,000,000	38,840,315
4.035% due 12/11/25[3]	50,000,000	49,795,275
4.050% due 02/26/26[3]	44,000,000	43,475,259
4.074% due 01/06/26[3]	40,000,000	39,729,351
4.074% due 01/06/26[3]	50,000,000	49,661,689
4.081% due 02/19/26[3]	43,000,000	42,516,927
4.108% due 02/12/26[3]	42,000,000	41,558,852
4.118% due 02/05/26[3]	42,000,000	41,588,421
4.131% due 12/30/25[3]	50,000,000	49,695,366
4.131% due 12/30/25[3]	17,000,000	16,896,425
4.144% due 12/04/25[3]	40,000,000	39,866,605
4.144% due 12/04/25[3]	50,000,000	49,833,256
4.162% due 12/16/25[3]	83,000,000	82,618,167
4.162% due 12/23/25[3]	65,000,000	64,649,722
4.201% due 11/28/25[3]	44,000,000	43,881,819
4.219% due 12/09/25[3]	11,000,000	10,957,628
4.219% due 12/09/25[3]	50,000,000	49,807,400
4.232% due 11/20/25[3]	50,000,000	49,908,507
4.232% due 11/20/25[3]	36,000,000	35,934,125
4.252% due 11/13/25[3]	42,000,000	41,954,609
4.256% due 01/02/26[3]	86,000,000	85,448,059
4.261% due 01/22/26[3]	31,000,000	30,741,012
4.261% due 01/22/26[3]	50,000,000	49,582,278
4.266% due 01/29/26[3]	80,000,000	79,278,770
4.268% due 11/06/25[3]	50,000,000	49,984,167
4.268% due 11/06/25[3]	34,000,000	33,989,234
4.271% due 01/15/26[3]	35,000,000	34,732,461
4.271% due 01/15/26[3]	50,000,000	49,617,802
4.293% due 01/08/26[3]	50,000,000	49,653,500
4.293% due 01/08/26[3]	33,000,000	32,771,310
4.329% due 12/02/25[3]	50,000,000	49,842,212
4.329% due 12/02/25[3]	31,000,000	30,902,171
4.344% due 11/25/25[3]	50,000,000	49,881,801
4.344% due 11/25/25[3]	30,000,000	29,929,081
4.350% due 11/12/25[3]	127,000,000	126,878,080
4.350% due 11/18/25[3]	131,000,000	130,788,908

1

Limited Purpose Cash Investment Fund

Portfolio of investments—October 31, 2025

(unaudited)

	Face Amount	Value
U.S. treasury obligations—(concluded)
U.S. Treasury Floating Rate Notes
3 mo. Treasury money market yield + 0.098%, 3.864% due 11/03/25[1]	$98,000,000	$97,890,306
3 mo. Treasury money market yield + 0.150%, 3.916% due 11/03/25[1]	318,000,000	317,938,289
3 mo. Treasury money market yield + 0.159%, 3.925% due 11/03/25[1]	45,000,000	44,985,240
3 mo. Treasury money market yield + 0.160%, 3.926% due 11/03/25[1]	87,000,000	86,967,256
3 mo. Treasury money market yield + 0.182%, 3.948% due 11/03/25[1]	99,000,000	98,998,854
3 mo. Treasury money market yield + 0.190%, 3.956% due 11/03/25[1]	44,000,000	43,986,797
3 mo. Treasury money market yield + 0.205%, 3.971% due 11/03/25[1]	223,000,000	223,036,072
3 mo. Treasury money market yield + 0.245%, 4.011% due 11/03/25[1]	158,000,000	158,020,703
U.S. Treasury Notes
3.625% due 05/15/26	43,000,000	42,956,328
3.750% due 04/15/26	45,000,000	44,983,740
3.875% due 01/15/26	35,000,000	34,994,531
4.250% due 01/31/26	94,000,000	94,072,214
4.500% due 03/31/26	89,000,000	89,237,276
4.625% due 03/15/26	38,000,000	38,108,805
4.875% due 04/30/26	128,000,000	128,629,000
Total U.S. Treasury obligations (cost—$4,610,745,353)		4,611,714,481

Repurchase agreements—41.9%
Repurchase agreement dated 10/31/25 with BofA Securities, Inc., 4.140% due 11/03/25, collateralized by $71,519,019 U.S. Treasury Bond Strip, zero coupon due 05/15/44, $471,298,800 U.S. Treasury Notes, 4.000% to 4.250% due 11/30/29 to 05/15/35 and $60,956,800 U.S. Treasury Bond, 3.250% due 05/15/42; (value—$566,100,000); proceeds: $555,191,475	555,000,000	555,000,000

	Face Amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 10/31/25 with BofA Securities, Inc., 4.150% due 11/03/25, collateralized by $593,604,133 Federal Home Loan Mortgage Corp., obligations, 1.500% to 6.500% due 12/01/26 to 09/01/55 and $490,660,685 Federal National Mortgage Association obligations, 2.000% to 7.500% due 11/01/27 to 10/01/55; (value—$816,000,000); proceeds: $800,276,667	$800,000,000	$800,000,000
Repurchase agreement dated 10/31/25 with J.P. Morgan Securities LLC, 4.140% due 11/03/25, collateralized by $940,868,100 U.S. Treasury Inflation Index Notes, 0.125% to 1.125% due 07/15/31 to 01/15/33; (value—$1,020,000,071); proceeds: $1,000,345,000	1,000,000,000	1,000,000,000
Repurchase agreement dated 10/31/25 with Fixed Income Clearing Corp., (State Street Bank and Trust Co.) 4.150% due 11/03/25, collateralized by $227,444,100 U.S. Treasury Bill, zero coupon due 04/16/26 and $1,016,739,200 U.S. Treasury Inflation Index Note, 0.125% due 04/15/26; (value—$1,470,840,223); proceeds: $1,442,498,692	1,442,000,000	1,442,000,000
Total repurchase agreements (cost—$3,797,000,000)		3,797,000,000
Total investments (cost—$9,135,499,492 which approximates cost for federal income tax purposes)—100.7%		9,136,560,517

Liabilities in excess of other assets—(0.7)%		(64,969,671)
Net assets—100.0%		$9,071,590,846

2

Limited Purpose Cash Investment Fund

Portfolio of investments—October 31, 2025

(unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2025 in valuing the Fund’s investments. In the event a fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
U.S. government agency obligations	$—	$727,846,036	$—	$727,846,036
U.S. Treasury obligations	—	4,611,714,481	—	4,611,714,481
Repurchase agreements	—	3,797,000,000	—	3,797,000,000
Total	$—	$9,136,560,517	$—	$9,136,560,517

At October 31, 2025, there were no transfers in or out of Level 3.

Portfolio footnotes

[1]

Floating or variable rate securities. The rates disclosed are as of October 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

[2]	Rate shown is the discount rate at the date of purchase unless otherwise noted.
[3]	Rate shown reflects yield at October 31, 2025.

Portfolio acronyms:

SOFR	Secured Overnight Financing Rate

See accompanying notes to financial statements.

3

Limited Purpose Cash Investment Fund

Statement of assets and liabilities

October 31, 2025 (unaudited)

Assets:
Investments, at value (cost—$5,338,499,492)	$5,339,560,517
Repurchase agreements, at value (cost— $3,797,000,000)	3,797,000,000
Total investments in securities, at value (cost—$9,135,499,492)	9,136,560,517
Cash	50,340,109
Receivable for interest	5,772,615
Total assets	9,192,673,241

Liabilities:
Payable for investments purchased	88,191,693
Dividends payable to shareholders	32,030,671
Payable to affiliate	860,031
Total liabilities	121,082,395
Net assets	$9,071,590,846

Net assets consist of:
Beneficial interest shares of $0.001 par value (unlimited amount authorized)	9,070,721,757
Distributable earnings (accumulated losses)	869,089
Net assets	$9,071,590,846
Shares outstanding	9,074,207,678
Net asset value per share	$ 0.9997

See accompanying notes to financial statements.

4

Limited Purpose Cash Investment Fund

Statement of operations

For the six months ended October 31, 2025 (unaudited)
Investment income:
Interest	$191,109,468
Expenses:
Investment advisory and administration fees	5,276,943
Trustees’ fees	42,056
Total expenses	5,318,999
Fee waivers and/or expense reimbursements by investment advisor and administrator	(2,659,500)
Net expenses	2,659,499
Net investment income (loss)	188,449,969
Net realized gain (loss) on investments	24,159
Net change in unrealized appreciation (depreciation)	587,214
Net realized and unrealized gain (loss)	611,373
Net increase (decrease) in net assets resulting from operations	$189,061,342

See accompanying notes to financial statements.

5

Limited Purpose Cash Investment Fund

Statement of changes in net assets

	For the six months ended October 31, 2025 (unaudited)	For the year ended April 30, 2025
From operations:

Net investment income (loss)	$ 188,449,969	$ 271,607,217
Net realized gain (loss)	24,159	51
Net change in unrealized appreciation (depreciation)	587,214	388,986
Net increase (decrease) in net assets resulting from operations	189,061,342	271,996,254
Total distributions	(188,449,969)	(271,607,217)
Net increase (decrease) in net assets from beneficial interest transactions	434,060,804	2,990,553,897
Net increase (decrease) in net assets	434,672,177	2,990,942,934
Net assets:

Beginning of period	8,636,918,669	5,645,975,735
End of period	$9,071,590,846	$8,636,918,669

See accompanying notes to financial statements.

6

Limited Purpose Cash Investment Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Six months ended October 31, 2025 (unaudited)	Years ended April 30,
		2025	2024	2023	2022	2021
Net asset value, beginning of period	$0.9996	$0.9996	$0.9996	$0.9995	$0.9997	$1.0008
Net investment income (loss)	0.0214	0.0481	0.0529	0.0292	0.0004	0.0014
Net realized and unrealized gain (loss)	0.0001	0.0000 [1]	0.0000 [1]	0.0001	(0.0002)	(0.0010)
Net increase (decrease) from operations	0.0215	0.0481	0.0529	0.0293	0.0002	0.0004
Dividends from net investment income	(0.0214)	(0.0481)	(0.0529)	(0.0292)	(0.0004)	(0.0014)
Distributions from net realized gains	—	—	—	—	(0.0000)[1]	(0.0001)
Total dividends and distributions	(0.0214)	(0.0481)	(0.0529)	(0.0292)	(0.0004)	(0.0015)
Net asset value, end of period	$0.9997	$0.9996	$0.9996	$0.9996	$0.9995	$0.9997
Total investment return[2]	2.15%	4.78%	5.36%	2.91%	0.02%	0.04%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements	0.12%[3]	0.12%	0.12%	0.12%	0.12%	0.12%
Expenses after fee waivers and/or expense reimbursements	0.06%[3]	0.06%	0.06%	0.06%	0.04%	0.06%
Net investment income (loss)	4.25%[3]	4.75%	5.29%	2.92%	0.04%	0.13%
Supplemental data:
Net assets, end of period (000’s)	$9,071,591	$8,636,919	$5,645,976	$5,535,344	$5,249,952	$3,216,549

[1]	Amount represents less than $0.00005 or $(0.00005) per share.
[2]

Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[3]	Annualized.

See accompanying notes to financial statements.

7

Limited Purpose Cash Investment Fund

Notes to financial statements (unaudited)

Organization and significant accounting policies

Limited Purpose Cash Investment Fund (the “Fund”) is registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of UBS Series Funds (the “Trust”) an open-end management investment company organized as a Delaware statutory trust on April 29, 1998. The Trust is a series mutual fund with thirteen series. The financial statements for the other series of the Trust are not included herein. The Fund commenced operations on April 11, 2017.

UBS Asset Management (Americas) LLC (“UBS AM”) is the investment advisor and administrator for the Fund. UBS AM is an indirect wholly owned subsidiary of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

In the normal course of business, the Fund may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had any prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Fund’s financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280)—Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s portfolio management team acts as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole, and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the Fund’s single investment objective which is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying statement of assets and liabilities as “total assets” and significant segment expenses are listed on the accompanying statement of operations.

This Fund is privately offered, and its shares are not registered under the Securities Act of 1933, as amended (“1933 Act”).

In December 2023, FASB issued Accounting Standards Update 2023-09, Income Taxes (Topic 740)-Improvements to Income Tax Disclosures (“ASU 2023-09”). The amendments enhance income tax disclosures by requiring greater

8

Limited Purpose Cash Investment Fund

Notes to financial statements (unaudited)

disaggregation in the rate reconciliation and income taxes paid by jurisdiction, while eliminating certain outdated disclosure requirements. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the impact of ASU 2023-09 but does not expect it to have a material impact on the financial statements.

The following is a summary of significant accounting policies:

Valuation of investments—Consistent with Rule 2a-7 under the 1940 Act, as amended (“Rule 2a-7”), the net asset value of the Fund is calculated using market-based values, and the price of its shares fluctuate.

US GAAP requires disclosure regarding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

A fair value hierarchy table has been included near the end of the Fund’s Portfolio of investments.

Floating net asset value per share fund—The Fund calculates its net asset value to four decimals (e.g., $1.0000) using market-based pricing and expects that its share price will fluctuate.

On occasion, it is possible that the end of day accounting net asset value (“NAV”) per share of a floating NAV fund (“FNAV”), as reported in a shareholder report, for example, may differ from the transactional NAV per share (used for purposes of processing purchases and redemptions); while this is not expected to occur with great frequency, it may happen should certain factors align on a given business day. The final end-of-day NAV per share for accounting and financial statement reporting purposes is designed to reflect all end-of-day accounting activities, which may include, but are not limited to, income and expense accruals, dividend and distribution reinvestments as well as final share activity; such items are factored into the Fund after the last transactional NAV per share is calculated on a given day (normally, the transactional NAV per share is calculated as of 3 pm, Eastern time, as explained in the Fund’s offering document).

Liquidity fee—By operating as a “government money market fund”, the Fund is exempt from requirements that permit the imposition of a liquidity fee. While the Board may elect to subject the Fund to liquidity fee requirements in the future, the Board has not elected to do so at this time.

Repurchase agreements—The Fund may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. In all cases, underlying collateral (the purchased obligations) is valued daily in an effort to ensure that the value of the purchased securities, including accrued interest, is at least equal to the repurchase price. The Fund maintains custody of the purchased securities prior to their repurchase, either through its regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Fund and its counterparty (in either case, in accordance with the 1940 Act). The underlying collateral is valued daily in an effort to ensure that the value, including accrued interest, is at least equal to the repurchase price.

In certain cases, these repurchase agreements are cleared through a central counterparty so that each of the Fund and the seller faces the central counterparty on the trade. These cleared repurchase agreements are subject to additional rules and requirements of the central counterparty and are also subject to a bilateral agreement between the

9

Limited Purpose Cash Investment Fund

Notes to financial statements (unaudited)

Fund and the clearing member through which the Fund’s transaction was effected. The Fund maintains custody of the securities prior to their repurchase in accordance with the 1940 Act. Repurchase agreements collateralized by US Treasury securities will be subject to mandatory clearing as of June 30, 2027.

Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed upon additional amount, the counterparty must provide additional collateral so that the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by the Fund upon acquisition is accrued as interest and included in its net investment income. In the event of default of the obligation to repurchase, the Fund generally has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds, equities and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. Moreover, repurchase agreements secured by obligations that are not eligible for direct investment under the Fund’s investment strategies and limitations, may require the Fund to promptly dispose of such collateral if the seller or guarantor becomes insolvent. If the seller (or seller’s guarantor, if any) becomes insolvent, the Fund may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by any other party to the transaction (including by the central counterparty in the case of cleared repurchase agreements), realization and/or retention of the collateral may be subject to legal proceedings. The Fund intends to enter into repurchase agreements only in transactions with counterparties believed by UBS AM to present minimal credit risk.

The Fund may participate in joint repurchase agreement transactions with other funds managed or advised by UBS AM. Under certain circumstances, the Fund may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in the Fund at the end of the day in order to avoid having the Fund potentially exposed to a fee for uninvested cash held in a business account at a bank.

Investment transactions and investment income—Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Dividends and distributions—Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends from investment income and distributions from realized capital gains and/or return of capital are determined in accordance with US federal income tax regulations, which may differ from US GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of risk—The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic, political and other developments particular to a specific industry, country, state or region.

Investment advisor and administrator and other transactions with affiliates

The Fund’s Board of Trustees has approved an investment advisory and administration contract (the “Advisory Contract”) with UBS AM, under which UBS AM serves as investment advisor and administrator of the Fund. In accordance with the Advisory Contract, the Fund pays UBS AM an investment advisory and administration fee, which is accrued daily and paid monthly. UBS AM’s contract fee for the advisory and administration services it provides to the Fund is 0.12% of the Fund’s average daily net assets. At October 31, 2025, UBS AM is owed $1,777,945 by the Fund, representing investment advisory and administration fees.

10

Limited Purpose Cash Investment Fund

Notes to financial statements (unaudited)

The Fund and UBS AM have entered into a written fee waiver agreement pursuant to which UBS AM is contractually obligated to waive its management fees so that the total ordinary operating expenses of the Fund through August 31, 2026 do not exceed 0.06%. The fee waiver agreement may be terminated by the Fund’s board at any time and also will terminate automatically upon the expiration or termination of the Fund’s contract with UBS AM. For the period ended October 31, 2025, UBS AM waived $ 2,659,500 in investment advisory and administration fees; such amount is not subject to future recoupment. At October 31, 2025, UBS AM owed the Fund $917,914 in fee waivers. The amount owed by or (owed to) UBS AM is shown at a net level on the statement of assets and liabilities.

In exchange for these fees, UBS AM has agreed to bear all of the Fund’s expenses other than interest, taxes, extraordinary costs and the cost of securities purchased and sold by the Fund, including any transaction costs. Although UBS AM is not obligated to pay the fees and expenses of the Fund’s independent trustees, it is contractually obligated to reduce its management fee in an amount equal to those fees and expenses. UBS AM estimates that the independent trustees’ fees and expenses will be 0.01% or less of the Fund’s average daily net assets, and that the amount disclosed in the paragraph above for accrued advisory and administration fees is net of independent trustees’ fees and expenses previously paid. At October 31, 2025, UBS AM did not owe the Fund any additional reductions in management fees for independent trustees’ fees and expenses.

UBS AM may also voluntarily waive fees/reimburse expenses in the event that Fund yields drop below a certain level. This additional undertaking is voluntary and not contractual and may be terminated at any time. For the period ended October 31, 2025, the Fund did not have this additional waiver.

Shares of beneficial interest

There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, for which the NAV per share has fluctuated, were as follows:

	For the six months ended October 31, 2025		For the year ended April 30, 2025
	Shares	Amount	Shares	Amount
Shares sold	23,358,072,123	$23,350,460,214	37,464,003,046	$37,451,070,290
Shares repurchased	(23,016,814,122)	(23,009,248,529)	(34,608,461,828)	(34,596,538,214)
Dividends reinvested	92,879,952	92,849,119	136,072,370	136,021,821
Net increase (decrease)	434,137,953	$434,060,804	2,991,613,588	$2,990,553,897

Federal tax status

The Fund intends to distribute substantially all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, net realized capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

The tax character of distributions paid to shareholders by the Fund during the fiscal year ended April 30, 2025 was ordinary income in the amount of $271,607,217.

Aggregate cost for federal income tax purposes was substantially the same for book purposes; and net unrealized appreciation (depreciation) consisted of:

Gross unrealized appreciation	$1,421,305
Gross unrealized depreciation	(360,280)
Net unrealized appreciation (depreciation)	1,061,025

11

Limited Purpose Cash Investment Fund

Notes to financial statements (unaudited)

Net capital losses recognized by the Fund may be carried forward indefinitely, and retain their character as short-term and/or long-term losses. These carryforwards are available as a reduction, to the extent provided in the regulations, of future realized capital gains. To the extent that such losses are used to offset future net realized capital gains, it is probable these gains will not be distributed. At April 30, 2025, the Fund had capital loss carryforwards of $(216,095) in short-term capital losses.

During the fiscal year ended April 30, 2025, the Fund utilized capital loss carryforwards to offset current year realized gains of $51.

The tax character of distributions made and components of accumulated earnings (deficit) on a tax basis for the current fiscal year will be determined after the Fund’s fiscal year ending April 30, 2026.

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Fund has conducted an analysis and concluded as of October 31, 2025, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. It is the Fund’s policy to record any significant foreign tax exposures on the financial statements. The Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the period ended October 31, 2025 the Fund did not incur any interest or penalties.

The income generated by Limited Purpose Cash Investment Fund is entirely classified as QII. According to Section 871(k) of the Internal Revenue Code, QII enables interest income from U.S. government securities and eligible instruments to be distributed without being subject to U.S. withholding tax.

Each of the tax years in the four year period ended April 30, 2025, remains subject to examination by the Internal Revenue Service and state taxing authorities.

Subsequent events

After the close of business on November 14, 2025, the Fund engaged in a reverse share split in order to bring the Fund’s net asset value per share to $1.0000 immediately prior to the Fund converting to using the amortized cost method of valuation in order to seek to maintain a stable $1.00 net asset value per share (the “Conversion”). The Conversion became effective on November 17, 2025; the Conversion facilitated the introduction of multiple daily pricing times.

12

Trustees

Virginia G. Breen

Richard R. Burt

Bernard H. Garil

Heather R. Higgins

Chair

David R. Malpass

Investment Advisor and Administrator

UBS Asset Management (Americas) LLC

1285 Avenue of the Americas

New York, NY 10019

Placement Agent

UBS Asset Management (US) Inc.

1285 Avenue of the Americas

New York, NY 10019

The financial information included herein is taken from the records of the Fund without examination by independent registered public accountants who do not express an opinion thereon.

This report is not to be used in connection with the offering of shares of the Fund unless accompanied or preceded by an offering document.

© UBS 2025. All rights reserved.

UBS Asset Management (Americas) LLC

1285 Avenue of the Americas

New York, NY 10019

UBS Liquid Assets Government Fund

Semiannual Financial Statements  |  October 31, 2025

UBS Liquid Assets Government Fund

Portfolio of investments (unaudited)—October 31, 2025

	Face amount	Value
U.S. government agency obligations—16.3%
Federal Farm Credit Banks Funding Corp.
1 day USD SOFR + 0.020%, 4.060%, due 11/03/25[1]	$5,000,000	$5,000,000
1 day USD SOFR + 0.060%, 4.100%, due 11/03/25[1]	4,000,000	4,000,000
Federal Home Loan Bank Discount Notes
3.690%, due 04/09/26[2]	5,000,000	4,919,537
3.750%, due 02/23/26[2]	5,000,000	4,941,667
3.750%, due 02/24/26[2]	6,000,000	5,929,375
3.750%, due 03/13/26[2]	5,000,000	4,932,292
3.775%, due 02/20/26[2]	5,000,000	4,942,851
3.800%, due 01/23/26[2]	5,000,000	4,957,250
3.800%, due 01/30/26[2]	5,000,000	4,953,555
3.805%, due 01/30/26[2]	5,000,000	4,953,494
3.830%, due 01/28/26[2]	5,000,000	4,954,253
3.865%, due 01/06/26[2]	6,000,000	5,958,773
3.920%, due 12/19/25[2]	5,000,000	4,974,955
3.920%, due 02/13/26[2]	5,000,000	4,944,467
3.940%, due 02/20/26[2]	5,000,000	4,940,353
3.970%, due 11/26/25[2]	5,000,000	4,987,318
3.985%, due 12/26/25[2]	6,000,000	5,964,799
3.990%, due 01/28/26[2]	5,000,000	4,952,342
4.010%, due 01/16/26[2]	5,000,000	4,958,786
4.020%, due 01/22/26[2]	5,000,000	4,955,333
4.030%, due 01/02/26[2]	5,000,000	4,966,417
4.070%, due 12/19/25[2]	6,000,000	5,968,797
4.100%, due 12/05/25[2]	6,000,000	5,978,133
4.100%, due 01/02/26[2]	10,000,000	9,931,667
4.140%, due 11/03/25[2]	6,000,000	6,000,000
Federal Home Loan Banks
3.850%, due 03/10/26	5,000,000	4,999,805
1 day USD SOFR + 0.020%, 4.060%, due 11/03/25[1]	6,000,000	6,000,000
1 day USD SOFR + 0.025%, 4.065%, due 11/03/25[1]	5,000,000	5,000,000
1 day USD SOFR + 0.030%, 4.070%, due 11/03/25[1]	12,000,000	11,999,321
1 day USD SOFR + 0.035%, 4.075%, due 11/03/25[1]	6,000,000	6,000,000
Total U.S. government agency obligations (cost—$167,965,540)		167,965,540

U.S. Treasury obligations—36.1%
U.S. Treasury Bills
3.760% due 04/30/26[3]	5,000,000	4,910,011
3.781% due 04/23/26[3]	6,000,000	5,895,690
3.803% due 03/03/26[3]	8,000,000	7,902,023
3.815% due 02/24/26[3]	8,000,000	7,906,210
3.818% due 01/29/26[3]	8,000,000	7,927,887
3.855% due 03/12/26[3]	5,000,000	4,933,171
3.876% due 02/10/26[3]	8,000,000	7,916,950
3.886% due 02/03/26[3]	5,000,000	4,951,636
3.901% due 01/22/26[3]	6,000,000	5,949,200
3.912% due 02/17/26[3]	11,000,000	10,876,598
3.954% due 01/13/26[3]	10,000,000	9,924,069
4.013% due 03/05/26[3]	5,000,000	4,934,255
4.035% due 12/11/25[3]	10,000,000	9,958,411
4.041% due 12/02/25[3]	11,000,000	10,962,695

	Face amount	Value
U.S. Treasury obligations—(concluded)
4.050% due 02/26/26[3]	$5,000,000	$4,937,469
4.074% due 01/06/26[3]	10,000,000	9,929,511
4.081% due 02/19/26[3]	5,000,000	4,940,825
4.108% due 02/12/26[3]	5,000,000	4,944,310
4.118% due 02/05/26[3]	5,000,000	4,948,039
4.131% due 12/30/25[3]	8,000,000	7,949,080
4.144% due 12/04/25[3]	10,000,000	9,965,168
4.162% due 12/16/25[3]	10,000,000	9,951,625
4.162% due 12/23/25[3]	8,000,000	7,955,000
4.201% due 11/28/25[3]	5,000,000	4,985,764
4.219% due 12/09/25[3]	8,000,000	7,967,160
4.232% due 11/20/25[3]	30,000,000	29,941,492
4.252% due 11/13/25[3]	5,000,000	4,994,236
4.256% due 01/02/26[3]	11,000,000	10,924,650
4.261% due 01/22/26[3]	10,000,000	9,908,555
4.266% due 01/29/26[3]	11,000,000	10,890,477
4.268% due 11/06/25[3]	10,000,000	9,996,529
4.271% due 01/15/26[3]	11,000,000	10,907,990
4.279% due 01/08/26[3]	11,000,000	10,916,409
4.344% due 11/25/25[3]	11,000,000	10,971,599
4.350% due 11/12/25[3]	16,000,000	15,983,080
4.350% due 11/18/25[3]	16,000,000	15,971,800
U.S. Treasury Notes
3.625% due 05/15/26	5,000,000	4,988,453
3.750% due 04/15/26	5,000,000	4,991,642
3.875% due 01/15/26	6,000,000	5,998,099
4.250% due 01/31/26	5,000,000	5,000,529
4.500% due 03/31/26	10,000,000	10,014,195
4.625% due 03/15/26	6,000,000	6,010,809
4.875% due 04/30/26	10,000,000	10,033,845
Total U.S. Treasury obligations (cost—$371,867,146)		371,867,146

Repurchase agreements—49.2%
Repurchase agreement dated 10/31/25 with MUFG Securities Americas, Inc., 4.130% due 11/03/25, collateralized by $173,476,352 Federal Home Loan Mortgage Corp., obligations, 1.500% to 6.000% due 01/01/29 to 09/25/55 and $331,392,938 Federal National Mortgage Association obligations, 1.250% to 6.000% due 08/01/33 to 10/01/53; (value—$153,005,755); proceeds: $150,051,625	150,000,000	150,000,000
Repurchase agreement dated 10/31/25 with Fixed Income Clearing Corp., (State Street Bank and Trust Co.) 4.150% due 11/03/25, collateralized by $361,336,600 U.S. Treasury Notes, 3.625% to 3.875% due 03/31/27 to 08/31/27; (value—$363,437,487); proceeds: $356,434,224	356,311,000	356,311,000
Total repurchase agreements (cost—$506,311,000)		506,311,000
Total investments (cost—$1,046,143,686 which approximates cost for federal income tax purposes)—101.6%		1,046,143,686

Liabilities in excess of other assets—(1.6)%		(16,393,111)
Net assets—100.0%		$1,029,750,575

1

UBS Liquid Assets Government Fund

Portfolio of investments (unaudited)—October 31, 2025

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2025 in valuing the Fund’s investments. In the event a Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
U.S. government agency obligations	$—	$167,965,540	$—	$167,965,540
U.S. treasury obligations	—	371,867,146	—	371,867,146
Repurchase agreements	—	506,311,000	—	506,311,000
Total	$—	$1,046,143,686	$—	$1,046,143,686

At October 31, 2025, there were no transfers in or out of Level 3.

Portfolio footnotes

[1]

Floating or variable rate securities. The rates disclosed are as of October 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

[2]	Rate shown is the discount rate at the date of purchase unless otherwise noted.
[3]	Rate shown reflects yield at October 31, 2025.

Portfolio acronyms:

SOFR	Secured Overnight Financing Rate

See accompanying notes to financial statements.

2

UBS Liquid Assets Government Fund

Statement of assets and liabilities

October 31, 2025 (unaudited)

Assets:
Investments, at value (cost 539,832,686)	$ 539,832,686
Repurchase agreements, at value (cost—$506,311,000)	506,311,000
Total investments in securities, at value (cost—$1,046,143,686)	1,046,143,686
Cash	470
Receivable for interest	595,642
Other assets	33,144
Total assets	1,046,772,942

Liabilities:
Payable for investments purchased	12,859,273
Dividends payable to shareholders	3,976,181
Accrued expenses and other liabilities	186,913
Total liabilities	17,022,367
Net assets	$1,029,750,575

Net assets consist of:
Beneficial interest shares of $0.001 par value (unlimited amount authorized)	1,029,744,312
Distributable earnings (accumulated losses)	6,263
Net assets	$1,029,750,575
Shares outstanding	1,029,740,750
Net asset value per share	$ 1.00

See accompanying notes to financial statements.

3

UBS Liquid Assets Government Fund

Statement of operations

(unaudited)

For the six months ended October 31, 2025 (unaudited)
Investment income:
Interest	$23,106,966
Expenses:
Investment advisory and administration fees	214,921
Transfer agency fees	43,885
Custody and fund accounting fees	20,123
Trustees’ fees	15,599
Professional services fees	58,491
Printing and shareholder report fees	30,650
Federal and state registration fees	25,846
Insurance expense	3,945
Other expenses	40,388
Total expenses	453,848
Fee waivers by investment advisor and administrator	(214,921)
Net expenses	238,927
Net investment income (loss)	22,868,039
Net increase (decrease) in net assets resulting from operations	$22,868,039

See accompanying notes to financial statements.

4

UBS Liquid Assets Government Fund

Statement of changes in net assets

	For the six months ended October 31, 2025 (unaudited)	For the year ended April 30, 2025
From operations:

Net investment income (loss)	$ 22,868,039	$ 51,551,388
Net realized gain (loss)	—	5,037
Net increase (decrease) in net assets resulting from operations	22,868,039	51,556,425
Total distributions	(22,868,039)	(51,551,388)
Net increase (decrease) in net assets from beneficial interest transactions	(51,469,239)	12,542,672
Net increase (decrease) in net assets	(51,469,239)	12,547,709
Net assets:

Beginning of period	1,081,219,814	1,068,672,105
End of period	$1,029,750,575	$1,081,219,814

See accompanying notes to financial statements.

5

UBS Liquid Assets Government Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Six months ended October 31, 2025 (unaudited)	Years ended April 30,
		2025	2024	2023	2022	2021
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income (loss)	0.021	0.048	0.053	0.030	0.001	0.001
Net realized and unrealized gain (loss)	—	0.000 [1]	0.000 [1]	(0.000)[1]	(0.000)[1]	—
Net increase (decrease) from operations	0.021	0.048	0.053	0.030	0.001	0.001
Dividends from net investment income	(0.021)	(0.048)	(0.053)	(0.030)	(0.001)	(0.001)
Distributions from net realized gains	—	—	(0.000)[1]	(0.000)[1]	—	—
Total dividends and distributions	(0.021)	(0.048)	(0.053)	(0.030)	(0.001)	(0.001)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[2]	2.14%	4.83%	5.42%	2.97%	0.05%	0.15%
Ratios to average net assets:
Expenses before fee waivers	0.08%[3]	0.06%	0.06%	0.07%	0.07%	0.07%
Expenses after fee waivers	0.04%[3]	0.04%	0.04%	0.04%	0.04%	0.04%
Net investment income (loss)	4.26%[3]	4.82%	5.30%	2.97%	0.05%	0.14%
Supplemental data:
Net assets, end of period (000’s)	$1,029,751	$1,081,220	$1,068,672	$988,106	$1,018,771	$1,099,849

[1]	Amount represents less than $0.0005 or $(0.0005) per share.
[2]

Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[3]	Annualized.

See accompanying notes to financial statements.

6

UBS Liquid Assets Government Fund

Notes to financial statements (unaudited)

Organization and significant accounting policies

UBS Liquid Assets Government Fund (the “Fund”) is registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of UBS Series Funds (the “Trust”), an open-end management investment company organized as a Delaware statutory trust on April 29, 1998. The Trust is a series mutual fund with thirteen series. The financial statements for the other series of the Trust are not included herein.

UBS Asset Management (Americas) LLC (“UBS AM”), is the investment advisor and administrator for the Fund. UBS AM is an indirect wholly owned subsidiary of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

In the normal course of business, the Fund may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had any prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Fund’s financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280)—Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s portfolio management team acts as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole, and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the Fund’s single investment objective which is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying statement of assets and liabilities as “total assets” and significant segment expenses are listed on the accompanying statement of operations.

In December 2023, FASB issued Accounting Standards Update 2023-09, Income Taxes (Topic 740)- Improvements to Income Tax Disclosures (“ASU 2023-09”). The amendments enhance income tax disclosures by requiring greater disaggregation in the rate reconciliation and income taxes paid by jurisdiction, while eliminating certain outdated disclosure requirements. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the impact of ASU 2023-09 but does not expect it to have a material impact on the financial statements.

7

UBS Liquid Assets Government Fund

Notes to financial statements (unaudited)

The following is a summary of significant accounting policies:

Valuation of investments—Under Rule 2a-7 under the 1940 Act, as amended (“Rule 2a-7”), the Fund has adopted a policy to operate as a “government money market fund”. Under Rule 2a-7, a “government money market fund” invests 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities). As a “government money market fund”, the Fund values its investments at amortized cost unless UBS AM, as the valuation designee appointed by the Fund’s Board of Trustees (the “Board”) pursuant to Rule 2a-5 under the 1940 Act, determines that this does not represent fair value. Periodic review and monitoring of the valuation of the securities held by the Fund is performed in an effort to ensure that amortized cost approximates market value.

US GAAP requires disclosure regarding the various inputs that are used in determining the value of Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of Fund’s own assumptions in determining the fair value of investments.

A fair value hierarchy table has been included near the end of the Fund’s Portfolio of investments.

Constant net asset value per share—The Fund attempts to maintain a stable net asset value of $1.00 per share. There is no assurance, however, that the Fund will be able to maintain a stable net asset value of $1.00 per share. The Fund has adopted certain investment, portfolio valuation and dividend/distribution policies in an attempt to enable it to do so. The Fund has adopted a policy to operate as a “government money market fund” and as such the Fund is permitted to seek to maintain a stable price per share.

Liquidity fee—By operating as a “government money market fund”, the Fund is exempt from requirements that permit the imposition of a liquidity fee. While the Board may elect to subject the Fund to liquidity fee requirements in the future, the Board has not elected to do so at this time.

Repurchase agreements—The Fund may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. In all cases, underlying collateral (the purchased obligations) is valued daily in an effort to ensure that the value of the purchased securities, including accrued interest, is at least equal to the repurchase price. The Fund maintains custody of the purchased securities prior to their repurchase, either through its regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Fund and its counterparty (in either case, in accordance with the 1940 Act). The underlying collateral is valued daily in an effort to ensure that the value, including accrued interest, is at least equal to the repurchase price.

In certain cases, these repurchase agreements are cleared through a central counterparty so that each of the Fund and the seller faces the central counterparty on the trade. These cleared repurchase agreements are subject to additional rules and requirements of the central counterparty and are also subject to a bilateral agreement between the Fund and the clearing member through which the Fund’s transaction was effected. The Fund maintains custody of the securities prior to their repurchase in accordance with the 1940 Act. Repurchase agreements collateralized by US Treasury securities will be subject to mandatory clearing as of June 30, 2027.

Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus

8

UBS Liquid Assets Government Fund

Notes to financial statements (unaudited)

any agreed upon additional amount, the counterparty must provide additional collateral so that the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by the Fund upon acquisition is accrued as interest and included in its net investment income. In the event of default of the obligation to repurchase, the Fund generally has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds, equities and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. Moreover, repurchase agreements secured by obligations that are not eligible for direct investment under the Fund’s investment strategies and limitations, may require the Fund to promptly dispose of such collateral if the seller or guarantor becomes insolvent. If the seller (or seller’s guarantor, if any) becomes insolvent, the Fund may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by any other party to the transaction (including by the central counterparty in the case of cleared repurchase agreements), realization and/or retention of the collateral may be subject to legal proceedings. The Fund intends to enter into repurchase agreements only in transactions with counterparties believed by UBS AM to present minimal credit risk.

The Fund may participate in joint repurchase agreement transactions with other funds managed or advised by UBS AM. Under certain circumstances, the Fund may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in the Fund at the end of the day in order to avoid having the Fund potentially exposed to a fee for uninvested cash held in a business account at a bank.

Investment transactions and investment income—Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Dividends and distributions—Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends from investment income and distributions from realized capital gains and/or return of capital are determined in accordance with US federal income tax regulations, which may differ from US GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of risk—The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic, political and other developments particular to a specific industry, country, state or region.

Investment advisor and administrator and other transactions with affiliates

The Board has approved an investment advisory and administration contract (the “Advisory Contract”) with UBS AM, under which UBS AM serves as investment advisor and administrator of the Fund. In accordance with the Advisory Contract, the Fund pays UBS AM an investment advisory and administration fee, which is accrued daily and paid monthly. Where the services are provided directly by UBS AM or an affiliate, the fee will be limited to reimbursement of UBS AM’s direct advisory/administrative costs and expenses and will exclude any profit or overhead charges. Where UBS AM arranges for an unaffiliated person to provide services, the Fund will reimburse UBS AM for the cost of the services provided by the unaffiliated person, but no additional profit or overhead charge will be included or the Fund will pay the service provider directly. UBS AM has advised the Fund that for the period ended October 31, 2025, its direct advisory/administrative costs and expenses approximate an annual rate of 0.04% of the average daily net assets of the Fund effective May 1, 2025. These expenses are estimated amounts in addition to other expenses of the Fund. To the extent such fees are not waived, UBS AM periodically will review Fund expenses in an effort to confirm that only direct costs and expenses are paid to UBS AM by the Fund.

9

UBS Liquid Assets Government Fund

Notes to financial statements (unaudited)

For the period ended October 31, 2025, UBS AM waived its entire fee for its direct advisory/administrative costs and expenses; such amount is not subject to future recoupment.

Shares of beneficial interest

There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

	For the six months ended October 31, 2025	For the year ended April 30, 2025

Shares sold	$2,492,761,576	$4,843,359,942

Shares repurchased	(2,566,656,918)	(4,882,733,338)

Dividends reinvested	22,426,103	51,916,068

Net increase (decrease) in beneficial interest	$(51,469,239)	$12,542,672

Federal tax status

The Fund intends to distribute substantially all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, net realized capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

The tax character of distributions paid to shareholders by the Fund during the fiscal year ended April 30, 2025 was ordinary income in the amount of $51,551,388.

The tax character of distributions made and the components of accumulated earnings (accumulated losses) on a tax basis for the current fiscal year will be determined after the Fund’s fiscal year ending April 30, 2026.

Net capital losses recognized by the Fund may be carried forward indefinitely, and retain their character as short-term and/or long-term losses. These carryforwards are available as a reduction, to the extent provided in the regulatons, of future realized capital gains. To the extent that such losses are used to offset future net realized capital gains, it is probable these gains will not be distributed. At April 30, 2025, the Fund has no capital loss carryforwards.

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Fund has conducted an analysis and concluded as of October 31, 2025, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. It is the Fund’s policy to record any significant foreign tax exposures on the financial statements. The Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the period ended October 31, 2025, the Fund did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2025, remains subject to examination by the Internal Revenue Service and state taxing authorities.

10

Trustees

Virginia G. Breen

Richard R. Burt

Bernard H. Garil

Heather R. Higgins

Chair

David R. Malpass

Investment Advisor and Administrator

UBS Asset Management (Americas) LLC

1285 Avenue of the Americas

New York, NY 10019

Principal Underwriter

UBS Asset Management (US) Inc.

1285 Avenue of the Americas

New York, NY 10019

The financial information included herein is taken from the records of the Fund without examination by indepen-dent registered public accountants who do not express an opinion thereon.

This report is not to be used in connection with the offering of shares of the Fund unless accompanied or preceded by an effective prospectus.

© UBS 2025. All rights reserved.

UBS Asset Management (Americas) LLC

1285 Avenue of the Americas

New York, NY 10019

S217

UBS Preferred Funds

Semiannual Financial Statements  |  October 31, 2025

Includes:

•	UBS Select Government Preferred Fund
•	UBS Select Treasury Preferred Fund
•	UBS Select 100% US Treasury Preferred Fund
•	UBS Prime Preferred Fund

UBS Preferred Funds

Statement of assets and liabilities

October 31, 2025 (unaudited)

	UBS Select Government Preferred Fund	UBS Select Treasury Preferred Fund	UBS Select 100% US Treasury Preferred Fund*	UBS Prime Preferred Fund
Assets:
Investments in Master Fund, at cost (which approximates cost for federal income tax purposes)	$14,366,254,922	$21,589,228,840	$6,668,550,289	$10,347,388,399
Investments in Master Fund, at value	14,366,254,922	21,589,228,840	6,668,550,289	10,347,388,399
Other assets	—	—	36,606	—
Total assets	14,366,254,922	21,589,228,840	6,668,586,895	10,347,388,399

Liabilities:
Dividends payable to shareholders	48,158,093	83,163,618	22,948,419	37,857,486
Payable to affiliate	816,013	1,577,286	349,122	645,827
Payable to custodian	—	—	5,595	—
Accrued expenses and other liabilities	—	—	563,395	—
Total liabilities	48,974,106	84,740,904	23,866,531	38,503,313
Net assets	$14,317,280,816	$21,504,487,936	$6,644,720,364	$10,308,885,086

Net assets consists of:
Beneficial interest shares of $0.001 par value (unlimited amount authorized)	14,316,603,532	21,504,358,071	6,644,648,378	10,308,918,099
Distributable earnings (accumulated losses)	677,284	129,865	71,986	(33,013)
Net assets	$14,317,280,816	$21,504,487,936	$6,644,720,364	$10,308,885,086
Shares outstanding	14,316,603,532	21,504,358,071	—	10,308,217,366
Net asset value per share	$ 1.00	$ 1.00	$ —	$ 1.00

Class P
Net assets	$ —	$ —	$ 434,245,054	$ —
Shares outstanding	—	—	434,239,064	—
Net asset value per share	$ —	$ —	$ 1.00	$ —

Class T
Net assets	$ —	$ —	$6,210,475,310	$ —
Shares outstanding	—	—	6,210,409,314	—
Net asset value per share	$ —	$ —	$ 1.00	$ —

*	UBS Select 100% US Treasury Preferred Fund issues two separate classes of shares, namely Class P and Class T; the other funds only offer a single class of shares.

See accompanying notes to financial statements and the attached Master Trust financial statements.

UBS Preferred Funds

Statement of operations

For the six months ended October 31, 2025 (unaudited)

	UBS Select Government Preferred Fund	UBS Select Treasury Preferred Fund	UBS Select 100% US Treasury Preferred Fund	UBS Prime Preferred Fund
Investment income:
Interest income allocated from Master Fund	$297,831,191	$521,149,642	$117,377,187	$233,833,947
Expenses allocated from Master Fund	(6,921,797)	(11,982,299)	(2,765,667)	(5,279,370)
Net investment income allocated from Master Fund	290,909,394	509,167,343	114,611,520	228,554,577
Expenses:
Administration fees	5,493,858	9,622,517	2,187,363	4,187,391
Transfer agency and related services fees	—	—	85,953	—
Accounting fees	—	—	5,112	—
Trustees’ fees	33,637	51,078	40,361	28,574
Professional fees	—	—	49,901	—
Reports and notices to shareholders	—	—	6,170	—
Federal and state registration fees	—	—	62,910	—
Other expenses	—	—	24,482	—
Total expenses	5,527,495	9,673,595	2,462,252	4,215,965
Less: Fee waivers and/or expense reimbursements by administrator	(2,763,747)	(4,836,797)	(1,362,839)	(2,107,983)
Net expenses	2,763,748	4,836,798	1,099,413	2,107,982
Net investment income (loss)	288,145,646	504,330,545	113,512,107	226,446,595
Net realized gain (loss) allocated from Master Fund	—	129,865	43,367	—
Net increase (decrease) in net assets resulting from operations	288,145,646	504,460,410	113,555,474	226,446,595

See accompanying notes to financial statements and the attached Master Trust financial statements.

UBS Preferred Funds

Statement of changes in net assets

	UBS Select Government Preferred Fund
	For the six months ended October 31, 2025 (unaudited)	For the year ended April 30, 2025
From operations:

Net investment income (loss)	$288,145,646	$736,626,917
Net realized gain (loss) allocated from Master Fund	—	677,718
Net increase (decrease) in net assets resulting from operations	288,145,646	737,304,635
Total distributions	(288,145,646)	(736,626,917)
Net increase (decrease) in net assets from beneficial interest transactions	1,023,315,488	(1,106,613,858)
Net increase (decrease) in net assets	1,023,315,488	(1,105,936,140)
Net assets:

Beginning of period	13,293,965,328	14,399,901,468
End of period	$14,317,280,816	$13,293,965,328

	UBS Select Treasury Preferred Fund
	For the six months ended October 31, 2025 (unaudited)	For the year ended April 30, 2025
From operations:

Net investment income (loss)	$504,330,545	$1,048,056,046
Net realized gain (loss) allocated from Master Fund	129,865	—
Net increase (decrease) in net assets resulting from operations	504,460,410	1,048,056,046
Total distributions	(504,330,545)	(1,048,056,046)
Net increase (decrease) in net assets from beneficial interest transactions	(1,057,236,974)	2,948,334,864
Net increase (decrease) in net assets	(1,057,107,109)	2,948,334,864
Net assets:

Beginning of period	22,561,595,045	19,613,260,181
End of period	$21,504,487,936	$22,561,595,045

See accompanying notes to financial statements and the attached Master Trust financial statements.

UBS Preferred Funds

Statement of changes in net assets (continued)

	UBS Select 100% US Treasury Preferred Fund
	For the six months ended October 31, 2025 (unaudited)	For the year ended April 30, 2025
From operations:

Net investment income (loss)	$113,512,107	$128,469,815
Net realized gain (loss) allocated from Master Fund	43,367	28,619
Net increase (decrease) in net assets resulting from operations	113,555,474	128,498,434
Total distributions—Class P	(9,206,246)	(8,263,802)[1]
Total distributions—Class T	(104,305,861)	(120,206,013)
Total distributions	(113,512,107)	(128,469,815)
Net increase (decrease) in net assets from beneficial interest transactions	3,076,272,452	3,551,661,597
Net increase (decrease) in net assets	3,076,315,819	3,551,690,216
Net assets:

Beginning of period	3,568,404,545	16,714,329
End of period	$6,644,720,364	$3,568,404,545

[1]	For the period from June 28, 2024 (commencement of operations) to April 30, 2025.

	UBS Prime Preferred Fund
	For the six months ended October 31, 2025 (unaudited)	For the year ended April 30, 2025
From operations:

Net investment income (loss)	$226,446,595	$460,213,545
Net realized gain (loss) allocated from Master Fund	—	29,725
Net increase (decrease) in net assets resulting from operations	226,446,595	460,243,270
Total distributions	(226,446,595)	(460,213,545)
Net increase (decrease) in net assets from beneficial interest transactions	(480,334,065)	4,849,420,400	*
Net increase (decrease) in net assets	(480,334,065)	4,849,450,125
Net assets:

Beginning of period	10,789,219,151	5,939,769,026
End of period	$10,308,885,086	$10,789,219,151

*

Includes $3,182,235,477 attributed to the Plan of Reorganization pursuant to which UBS Select Prime Preferred Fund transferred its assets to UBS Prime Preferred Fund. Refer to the Reorganization of Fund in the notes to financial statements for further details.

See accompanying notes to financial statements and the attached Master Trust financial statements.

UBS Select Government Preferred Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Six months ended October 31, 2025 (unaudited)	Years ended April 30,
		2025	2024	2023	2022	2021
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income (loss)	0.021	0.047	0.052	0.030	0.000 [1]	0.001
Net realized and unrealized gain (loss)	—	0.000 [1]	—	—	0.000 [1]	0.000 [1]
Net increase (decrease) from operations	0.021	0.047	0.052	0.030	0.000 [1]	0.001
Dividends from net investment income	(0.021)	(0.047)	(0.052)	(0.030)	(0.000)[1]	(0.001)
Distributions from net realized gains	—	—	—	—	(0.000)[1]	(0.000)[1]
Total dividends and distributions	(0.021)	(0.047)	(0.052)	(0.030)	(0.000)[1]	(0.001)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[2]	2.10%	4.72%	5.29%	3.02%	0.02%	0.06%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements[3]	0.18%[4]	0.18%	0.18%	0.18%	0.18%	0.18%
Expenses after fee waivers and/or expense reimbursements[3]	0.14%[4]	0.14%	0.14%	0.09%	0.06%	0.13%
Net investment income (loss)[3]	4.17%[4]	4.74%	5.22%	3.93%	0.02%	0.07%
Supplemental data:
Net assets, end of period (000’s)	$14,317,281	$13,293,965	$14,399,901	$12,494,930	$1,182,128	$4,088,692

[1]	Amount represents less than $0.0005 or $(0.0005) per share.
[2]

Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[3]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.
[4]	Annualized.

See accompanying notes to financial statements and the attached Master Trust financial statements.

UBS Select Treasury Preferred Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Six months ended October 31, 2025 (unaudited)	Years ended April 30,
		2025	2024	2023	2022	2021
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income (loss)	0.021	0.047	0.052	0.030	0.000 [1]	0.001
Net realized and unrealized gain (loss)	0.000 [1]	—	—	0.000 [1]	0.000 [1]	(0.000)[1]
Net increase (decrease) from operations	0.021	0.047	0.052	0.030	0.000 [1]	0.001
Dividends from net investment income	(0.021)	(0.047)	(0.052)	(0.030)	(0.000)[1]	(0.001)
Distributions from net realized gains	—	—	(0.000)[1]	—	(0.000)[1]	—
Total dividends and distributions	(0.021)	(0.047)	(0.052)	(0.030)	(0.000)[1]	(0.001)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[2]	2.10%	4.71%	5.27%	2.95%	0.03%	0.06%
Ratios to average net assets:
Expenses before fee waivers[3]	0.18%[4]	0.18%	0.18%	0.18%	0.18%	0.18%
Expenses after fee waivers[3]	0.14%[4]	0.14%	0.14%	0.14%	0.07%	0.11%
Net investment income (loss)[3]	4.17%[4]	4.72%	5.21%	3.21%	0.03%	0.07%
Supplemental data:
Net assets, end of period (000’s)	$21,504,488	$22,561,595	$19,613,260	$18,378,216	$11,895,704	$18,934,966

[1]	Amount represents less than $0.0005 or $(0.0005) per share.
[2]

Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[3]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.
[4]	Annualized.

See accompanying notes to financial statements and the attached Master Trust financial statements.

UBS Select 100% US Treasury Preferred Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

Class P
	Six months ended October 31, 2025 (unaudited)	For the period from June 28, 2024[1] to April 30, 2025
Net asset value, beginning of period	$1.00	$1.00
Net investment income (loss)	0.021	0.039
Net realized and unrealized gains (loss)	0.000 [2]	0.000 [2]
Net increase (decrease) from operations	0.021	0.039
Dividends from net investment income	(0.021)	(0.039)
Net asset value, end of period	$1.00	$1.00
Total investment return[3]	2.07%	3.86%
Ratios to average net assets:
Expenses before fee waivers[4]	0.19%[5]	0.22%[5]
Expenses after fee waivers[4]	0.14%[5]	0.14%[5]
Net investment income (loss)[4]	4.17%[5]	4.44%[5]
Supplemental data:
Net assets, end of period (000’s)	$434,245	$306,609

Class T
	Six months ended October 31, 2025 (unaudited)	Year ended April 30, 2025	For the period from March 13, 2024[1] to April 30, 2024
Net asset value, beginning of period	$1.00	$1.00	$1.00
Net investment income (loss)	0.021	0.047	0.007
Net realized and unrealized gains (loss)	0.000 [2]	0.000 [2]	—
Net increase (decrease) from operations	0.021	0.047	0.007
Dividends from net investment income	(0.021)	(0.047)	(0.007)
Net asset value, end of period	$1.00	$1.00	$1.00
Total investment return[3]	2.07%	4.70%	0.70%
Ratios to average net assets:
Expenses before fee waivers[4]	0.19%[5]	0.22%	1.82%[5]
Expenses after fee waivers[4]	0.14%[5]	0.14%	0.14%[5]
Net Investment Income (loss)[4]	4.16%[5]	4.54%	5.22%[5]
Supplemental data:
Net assets, end of period (000’s)	$6,210,475	$3,261,795	$16,714

[1]	Commencement of operations.
[2]	Amount represents less than $0.0005 or $(0.0005) per share.
[3]

Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[4]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.
[5]	Annualized.

See accompanying notes to financial statements and the attached Master Trust financial statements.

UBS Prime Preferred Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Six months ended October 31, 2025 (unaudited)	Years ended April 30,
		2025	2024	2023	2022	2021
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income (loss)	0.022	0.049	0.054	0.032	0.001	0.001
Net realized and unrealized gain (loss)	—	0.000 [1]	0.000 [1]	0.000 [1]	—	0.000 [1]
Net increase (decrease) from operations	0.022	0.049	0.054	0.032	0.001	0.001
Dividends from net investment income	(0.022)	(0.049)	(0.054)	(0.032)	(0.001)	(0.001)
Distributions from net realized gains	—	—	—	—	(0.000)[1]	(0.000)[1]
Total dividends and distributions	(0.022)	(0.049)	(0.054)	(0.032)	(0.001)	(0.001)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[2]	2.16%	4.82%	5.44%	3.15%	0.05%	0.13%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements[3]	0.18%[4]	0.18%	0.18%	0.18%	0.18%	0.18%
Expenses after fee waivers and/or expense reimbursements[3]	0.14%[4]	0.14%	0.14%	0.14%	0.14%	0.14%
Net investment income (loss)[3]	4.30%[4]	4.77%	5.39%	3.98%	0.03%	0.14%
Supplemental data:
Net assets, end of period (000’s)	$10,308,885	$10,789,219	$5,939,769	$3,522,941	$342,748	$1,421,887

[1]	Amount represents less than $0.0005 or $(0.0005) per share.
[2]

Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[3]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.
[4]	Annualized.

See accompanying notes to financial statements and the attached Master Trust financial statements.

UBS Preferred Funds

Notes to financial statements (unaudited)

Organization and significant accounting policies

UBS Select Government Preferred Fund (“Government Preferred Fund”), UBS Select Treasury Preferred Fund (“Treasury Preferred Fund”), UBS Select 100% US Treasury Preferred Fund (“100% US Treasury Preferred Fund”) and UBS Prime Preferred Fund (“Prime CNAV Preferred Fund”) (each a “Fund”, collectively, the “Funds”) are each registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of UBS Series Funds (the “Trust”), an open-end management investment company organized as a Delaware statutory trust on April 29, 1998. The Trust is a series mutual fund with thirteen series. The financial statements for the other series of the Trust are not included herein.

100% US Treasury Preferred Fund currently offers Class T and Class P shares. Each class represents an interest in the same assets of the Fund, and the classes are identical except for minimum initial investment levels and that Class P shares are available only to certain types of investors.

Government Preferred Fund, Treasury Preferred Fund, 100% US Treasury Preferred Fund and Prime CNAV Preferred Fund are “feeder funds” that invest all of their investable assets in “master funds”—Government Master Fund, Treasury Master Fund, 100% US Treasury Master Fund and Prime CNAV Master Fund respectively (each a “Master Fund”, collectively, the “Master Funds” and each a diversified series of Master Trust, an open-end investment company registered with the SEC under the 1940 Act). The feeder funds and their respective Master Funds have the same investment objectives.

Treasury Preferred Fund commenced operations on August 28, 2007, Prime CNAV Preferred Fund commenced operations on January 19, 2016, Government Preferred Fund commenced operations on June 28, 2016 and 100% US Treasury Preferred Fund commenced operations on March 13, 2024.

UBS Asset Management (Americas) LLC (“UBS AM”) is the investment advisor and administrator for the Master Funds and the administrator for the feeder funds. UBS AM is an indirect wholly owned subsidiary of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

The performance of each Fund is directly affected by the performance of the corresponding Master Fund. The value of such investment reflects each Fund’s proportionate interest in the net assets of its corresponding Master Fund (54.66% for Government Preferred Fund, 51.48% for Treasury Preferred Fund, 47.27% for 100% US Treasury Preferred Fund and 40.68% for Prime CNAV Preferred Fund at October 31, 2025).

All of the net investment income and realized and unrealized gains and losses from investment activities of each Master Fund are allocated pro rata, based on respective ownership interests, among the corresponding Fund and other investors in the Master Fund (e.g., other feeder funds) at the time of such determination. The financial statements of the Master Funds, including the Portfolio of investments, are included elsewhere in this report and should be read in connection with the Funds’ financial statements. The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

In the normal course of business, the Funds may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had any prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are

UBS Preferred Funds

Notes to financial statements (unaudited)

also sources of authoritative US GAAP for SEC registrants. The Fund’s financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280)—Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial position or the results of their operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Funds’ portfolio management teams act as the Funds’ CODM. Each of the Funds represents a single operating segment, as the CODM monitors the operating results of each Fund as a whole, and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the Fund’s single investment objective which is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying statement of assets and liabilities as “total assets” and significant segment expenses are listed on the accompanying statement of operations.

In December 2023, FASB issued Accounting Standards Update 2023-09, Income Taxes (Topic 740) - Improvements to Income Tax Disclosures (“ASU 2023-09”). The amendments enhance income tax disclosures by requiring greater disaggregation in the rate reconciliation and income taxes paid by jurisdiction, while eliminating certain outdated disclosure requirements. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the impact of ASU 2023-09 but does not expect it to have a material impact on the financial statements.

The following is a summary of significant accounting policies:

Valuation of investments—Each Fund records its investment in its corresponding Master Fund at fair value. Securities held by the Master Funds are valued as indicated in the Master Funds’ Notes to financial statements, which are included elsewhere in this report.

Constant net asset value per share—Each of the Funds attempts to maintain a stable net asset value of $1.00 per share. There is no assurance, however, that the Funds will be able to maintain a stable net asset value of $1.00 per share. The Funds have adopted certain investment, portfolio valuation and dividend/distribution policies in an attempt to enable each to do so. Government Preferred Fund, Treasury Preferred Fund and 100% US Treasury Preferred Fund have adopted a policy to operate as “government money market funds”. Under Rule 2a-7, a “government money market fund” invests 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities). As “government money market funds”, Government Preferred Fund, Treasury Preferred Fund and 100% US Treasury Preferred Fund are permitted to seek to maintain a stable price per share. Prime CNAV Preferred Fund operates as a “retail money market fund”. Under Rule 2a-7, a “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. As a “retail money market fund”, Prime CNAV Preferred Fund is permitted to seek to maintain a stable price per share.

Liquidity fee—Consistent with Rule 2a-7, Prime CNAV Preferred Fund may be subject to the possible imposition of a liquidity fee under certain circumstances. Prime CNAV Master Fund may impose a fee upon the sale of your shares of the related feeder fund. For the period ended October 31, 2025, Prime CNAV Preferred Fund was not subject to any liquidity fees.

UBS Preferred Funds

Notes to financial statements (unaudited)

By operating as “government money market funds”, Government Preferred Fund, Treasury Preferred Fund and 100% US Treasury Preferred Fund are exempt from requirements that permit the imposition of a liquidity fee. While the Funds’ Board of Trustees (the “Board”) may elect to subject Government Preferred Fund, Treasury Preferred Fund and 100% US Treasury Preferred Fund to liquidity fee requirements in the future, the Board has not elected to do so at this time.

Dividends and distributions—Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends from investment income and distributions from realized capital gains and/or return of capital are determined in accordance with US federal income tax regulations, which may differ from US GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of risk—The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic, political and other developments particular to a specific industry, country, state or region.

Deferred offering costs—Offering costs consist primarily of legal fees and other costs incurred with organizing and registering a fund. With respect to 100% US Treasury Preferred Fund, deferred offering costs are amortized over a period of 12 months.

Administrator

UBS AM serves as the administrator to each Fund pursuant to an Administration Agreement approved by the Trust’s board. In accordance with the Administration Agreement, each Fund pays UBS AM an administration fee, which is accrued daily and paid monthly, at the below annual rate, as a percentage of each Fund’s average daily net assets:

Fund	Administration fee
Government Preferred Fund	0.08%
Treasury Preferred Fund	0.08
100% US Treasury Preferred Fund	0.08
Prime CNAV Preferred Fund	0.08

At October 31, 2025, each Fund owed UBS AM for administrative services as follows:

Fund	Amount owed to UBS AM
Government Preferred Fund	$1,730,030
Treasury Preferred Fund	3,212,126
100% US Treasury Preferred Fund	323,550
Prime CNAV Preferred Fund	1,341,136

In exchange for these fees, UBS AM has agreed to bear all of the Funds’ (with the exception of the 100% US Treasury Preferred Fund’s) expenses other than interest, taxes, extraordinary costs and the cost of securities purchased and sold by the Funds, including any transaction costs. Although UBS AM is not obligated to pay the fees and expenses of the Funds’ independent trustees, it is contractually obligated to reduce its fee in an amount equal to those fees and expenses. UBS AM estimates that the independent trustees’ fees and expenses will be 0.01% or less of each Fund’s average daily net assets, and that the amounts disclosed in the table above for accrued administration fees are net of independent trustees’ fees and expenses previously paid. At October 31, 2025, UBS AM did not owe the Funds any additional reductions in administration fees for independent trustees’ fees and expenses.

With respect to 100% US Treasury Preferred Fund, such Fund will bear all expenses not specifically assumed by UBS AM incurred in its operations and the offering of its shares. This Fund and UBS AM have entered into a written fee waiver/expense reimbursement agreement pursuant to which UBS AM is contractually obligated to waive its

UBS Preferred Funds

Notes to financial statements (unaudited)

management fees and/or reimburse the Fund so that the Fund’s operating expenses through August 31, 2026 (excluding interest expense, if any, expenses related to shareholders’ meetings and extraordinary items) would not exceed 0.14%. The Fund has agreed to repay UBS AM for any waived management fees/reimbursed expenses to the extent that it can do so over the three years following such waived fees/reimbursed expenses without causing the Fund’s expenses in any of those three years to exceed the lesser of any applicable expense limit that is in place for the Fund (i) at the time of the waiver or reimbursement, or (ii) at the time of recoupment. The fee waiver/expense reimbursement agreement may be terminated by the Fund’s board at any time and also will terminate automatically upon the expiration or termination of the Fund’s contract with UBS AM. Upon termination of the agreement, however, UBS AM’s three year recoupment rights will survive.

The remaining Funds (that is, other than 100% US Treasury Preferred Fund) and UBS AM have entered into a written fee waiver agreement pursuant to which UBS AM is contractually obligated to waive its administration fees so that the total ordinary operating expenses of the Funds do not exceed 0.14% through August 31, 2026 for each of the funds. The fee waiver agreement may be terminated by the Funds’ Board at any time and also will terminate automatically upon the expiration or termination of the Funds’ contract with UBS AM. At October 31, 2025, taking both fee waiver arrangements mentioned above into account UBS AM owed (or was owed by) the Funds, and for the period ended October 31, 2025, UBS AM was contractually obligated to waive, as follows, and such waived amounts are not subject to future recoupment, except with respect to 100% US Treasury Preferred Fund:

Fund	Amounts due to (owed by) UBS AM	Amounts waived by UBS AM
Government Preferred Fund	$914,017	$2,763,747
Treasury Preferred Fund	1,634,840	4,836,797
100% US Treasury Preferred Fund	(25,572)	1,362,839
Prime CNAV Preferred Fund	695,309	2,107,983

At October 31, 2025, UBS AM waived the below amounts, which are subject to future renouncements which expire according to the dates below:

Fund	Fee waivers/ expense reimbursements subject to repayment	Expires April 30, 2027	Expires April 30, 2028	Expires April 30, 2029
100% US Treasury Preferred Fund—Class P	$266,262	$7,413	$146,034	$112,815
100% US Treasury Preferred Fund—Class T	3,269,069	29,136	1,989,909	1,250,024

In addition, UBS AM may voluntarily undertake to waive fees, including in the event that the Funds’ yields drop below a certain level. This additional undertaking is voluntary and not contractual and may be terminated at any time. At October 31, 2025, there were no amounts owed by UBS AM for this undertaking.

Shares of beneficial interest

There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, for each of the Funds for the periods ended October 31, 2025 and April 30, 2025 were as follows:

Government Preferred Fund

	For the six months ended October 31, 2025	For the year ended April 30, 2025
Shares sold	$25,632,060,614	$75,663,121,190
Shares repurchased	(24,877,705,887)	(77,430,815,859)
Dividends reinvested	268,960,761	661,080,811
Net increase (decrease) in beneficial interest	$1,023,315,488	$(1,106,613,858)

UBS Preferred Funds

Notes to financial statements (unaudited)

Treasury Preferred Fund

	For the six months ended October 31, 2025	For the year ended April 30, 2025
Shares sold	$54,623,160,723	$109,734,002,521
Shares repurchased	(56,058,017,699)	(107,571,002,329)
Dividends reinvested	377,620,002	785,334,672
Net increase (decrease) in beneficial interest	$(1,057,236,974)	$2,948,334,864

100% US Treasury Preferred Fund

Class P	For the six months ended October 31, 2025	For the period from June 28, 2024[1] to April 30, 2025
Shares Sold	$968,474,198	$1,257,836,874
Shares repurchased	(848,562,731)	(957,396,966)
Dividends reinvested	7,720,243	6,167,446
Net increase (decrease) in beneficial interest	$127,631,710	$306,607,354
Class T	For the six months ended October 31, 2025	For the year ended April 30, 2025
Shares Sold	$7,240,875,937	$9,052,019,532
Shares repurchased	(4,384,849,398)	(5,913,042,170)
Dividends reinvested	92,614,203	106,076,881
Net increase (decrease) in beneficial interest	$2,948,640,742	$3,245,054,243

1.	Commencement of operations.

Prime CNAV Preferred Fund

	For the six months ended October 31, 2025	For the year ended April 30, 2025
Shares sold	$8,624,828,758	$23,861,363,029	*
Shares repurchased	(9,321,115,121)	(19,447,694,029)
Dividends reinvested	215,952,298	435,751,400
Net increase (decrease) in beneficial interest	$(480,334,065)	$4,849,420,400

*

Includes $3,182,235,477 attributed to the Plan of Reorganization pursuant to which UBS Select Prime Preferred Fund transferred its assets to UBS Prime Preferred Fund. Refer to the Reorganization of Fund in the notes to financial statements for further details.

Federal tax status

Each Fund intends to distribute substantially all of its taxable income and to comply with all the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of net investment income, net realized capital gains and certain other amounts, if any, each Fund intends not to be subject to a federal excise tax.

UBS Preferred Funds

Notes to financial statements (unaudited)

The tax character of distributions paid to shareholders by the Funds during the fiscal years ended April 30, 2025 was as follows:

	2025
Fund	Distributions paid from tax-exempt income	Distributions paid from ordinary income	Distributions paid from net long-term capital gains
Government Preferred Fund	$—	$736,626,917	$—
Treasury Preferred Fund	—	1,048,056,046	—
100% US Treasury Preferred Fund	—	128,469,815	—
Prime CNAV Preferred Fund	—	460,213,545	—

The tax character of distributions made and the components of accumulated earnings (accumulated losses) on a tax basis for the current fiscal year will be determined after each Fund’s fiscal year ending April 30, 2026.

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Funds have conducted an analysis and concluded as of October 31, 2025, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the period ended October 31, 2025, the Funds did not incur any interest or penalties.

The income generated by the Government Preferred Fund and the 100% US Treasury Preferred Fund is entirely classified as QII. According to Section 871(k) of the Internal Revenue Code, QII enables interest income from U.S. government securities and eligible instruments to be distributed without being subject to U.S. withholding tax.

Each of the tax years in the four year period ended April 30, 2025, and since inception for the 100% US Treasury Preferred Fund, remains subject to examination by the Internal Revenue Service and state taxing authorities.

Reorganization of Fund

Following the close of business on August 23, 2024, the Target Fund reorganized into the existing Destination Fund within the Trust. The reorganization into the existing Destination Fund was as follows:

Target Fund	Destination Fund
UBS Select Prime Preferred Fund	UBS Prime Preferred Fund

Pursuant to an Agreement and Plan of Reorganization, the Target Fund transferred all of its property and assets to the Destination Fund. In exchange, the Destination Fund assumed all of the liabilities of the Target Fund and issued shares to the Target Fund, as described below. The reorganization was accomplished by a tax-free exchange of shares of the Target Fund for shares of the Destination Fund outstanding following the close of business on August 23, 2024. The allocated cost basis of the investments received from the Target Fund were carried forward to align ongoing reporting of the related feeder funds’ allocated realized and unrealized gains and losses with amounts distributable to feeder fund shareholders for tax purposes.

Target Fund	Fund Shares	Destination Fund	Destination Fund Shares	Dollar Amount	Exchange Ratio(A)
UBS Select Prime Preferred Fund	3,182,571,524	UBS Prime Preferred Fund	3,182,235,477	$3,182,235,477	1.00

(A)	Calculated by dividing the Destination Fund shares issuable by the Target Fund shares outstanding on Reorganization Date.

Notes to financial statements

The net assets of the Target Fund, including unrealized appreciation (depreciation), were combined with those of the Destination Fund. These amounts were as follows:

Target Fund	Target Fund Unrealized Appreciation (Depreciation)	Target Fund Net Assets	Destination Fund	Destination Fund Net Assets Prior to Reorganization	Net Assets After Reorganization
UBS Select Prime Preferred Fund	$463,111	$3,182,381,805	UBS Prime Preferred Fund	$7,553,528,357	$10,735,910,162

Master Trust

Semiannual Financial Statements  |  October 31, 2025

Includes:

•	Government Master Fund
•	Treasury Master Fund
•	100% US Treasury Master Fund
•	Prime CNAV Master Fund

Master Trust

Understanding a Master Fund’s expenses (unaudited)

(Note: The expense information provided in this section is relevant for direct investors in the Master Funds. Investors in the related “feeder funds” should instead focus on separate expense examples relevant to the particular feeder funds; the expense examples for the feeder funds will reflect their proportionate share of the corresponding Master Funds’ expenses.)

As an owner of a Master Fund, an investor such as a feeder fund incurs ongoing costs, including management fees and other Master Fund expenses. These examples are intended to help you understand a Master Fund investor’s ongoing costs (in dollars) of investing in a Master Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2025 to October 31, 2025.

Actual expenses

The first line in the table below for each Master Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the table below for each Master Fund provides information about hypothetical account values and hypothetical expenses based on the Master Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Master Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Master Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

17

Master Trust

Understanding a Master Fund’s expenses (unaudited) (concluded)

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each Master Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

	Beginning account value May 1, 2025	Ending account value October 31, 2025	Expenses paid during period 05/01/25 to 10/31/25[1]	Expense ratio during the period
Government Master Fund

Actual	$1,000.00	$1,021.70	$0.52	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.97	0.52	0.10

Treasury Master Fund

Actual	$1,000.00	$1,021.70	$0.52	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.97	0.52	0.10

100% US Treasury Master Fund

Actual	$1,000.00	$1,021.40	$0.52	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.97	0.52	0.10

Prime CNAV Master Fund

Actual	$1,000.00	$1,022.30	$0.52	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.97	0.52	0.10

[1]	Expenses are equal to the Master Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 186 divided by 365 (to reflect the one–half year period).

18

Master Trust

Portfolio characteristics at a glance—October 31, 2025 (unaudited)

Government Master Fund

Characteristics
Weighted average maturity[1]	37 days

Portfolio composition[2]
U.S. Treasury obligations	43.7%
Repurchase agreements	32.1
U.S. government agency obligations	21.8
Other assets in excess of liabilities	2.4
Total	100.0%

You could lose money by investing in a money market fund. Although Government Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Government Master Fund cannot guarantee it will do so. An investment in a money market fund is not a bank account and not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor is not required to reimburse the fund for losses, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time, including during periods of market stress.

Not FDIC insured. May lose value. No bank guarantee.

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed and its composition will vary over time.

19

Master Trust

Portfolio characteristics at a glance—October 31, 2025 (unaudited) (continued)

Treasury Master Fund

Characteristics
Weighted average maturity[1]	37 days

Portfolio composition[2]
U.S. Treasury obligations	65.7%
Repurchase agreements	32.4
Other assets in excess of liabilities	1.9
Total	100.0%

You could lose money by investing in a money market fund. Although Treasury Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Treasury Master Fund cannot guarantee it will do so. An investment in a money market fund is not a bank account and not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor is not required to reimburse the fund for losses, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time, including during periods of market stress.

Not FDIC insured. May lose value. No bank guarantee.

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed and its composition will vary over time.

20

Master Trust

Portfolio characteristics at a glance—October 31, 2025 (unaudited) (continued)

100% US Treasury Master Fund

Characteristics
Weighted average maturity[1]	45 days

Portfolio composition[2]
U.S. Treasury obligations	102.1%
Liabilities in excess of other assets	(2.1)
Total	100.0%

You could lose money by investing in a money market fund. Although 100% US Treasury Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, 100% US Treasury Master Fund cannot guarantee it will do so. An investment in a money market fund is not a bank account and not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor is not required to reimburse the fund for losses, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time, including during periods of market stress.

Not FDIC insured. May lose value. No bank guarantee.

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed and its composition will vary over time.

21

Master Trust

Portfolio characteristics at a glance—October 31, 2025 (unaudited) (concluded)

Prime CNAV Master Fund

Characteristics
Weighted average maturity[1]	25 days

Top five issuer breakdown by country or territory of origin[2]
United States	46.9%
Canada	11.8
Sweden	7.0
Australia	5.9
Singapore	5.0
Total	76.6%

Portfolio composition[2]
Commercial paper	52.4%
Repurchase agreements	31.3
Certificates of deposit	8.7
Time deposits	4.0
Other assets in excess of liabilities	3.6
Total	100.0%

Investments in the fund are intended to be limited to feeder funds with accounts beneficially owned by natural persons. Each feeder fund reserves the right to repurchase shares in any account that are not beneficially owned by natural persons.

You could lose money by investing in a money market fund. Although Prime CNAV Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Prime CNAV Master Fund cannot guarantee it will do so. Prime CNAV Master Fund may impose a fee upon sale of your shares of each related feeder fund under certain circumstances. An investment in a money market fund is not a bank account and not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor is not required to reimburse the fund for losses, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time, including during periods of market stress.

Not FDIC insured. May lose value. No bank guarantee.

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed and its composition will vary over time.

22

Government Master Fund

Portfolio of investments—October 31, 2025 (unaudited)

	Face amount	Value
U.S. government agency obligations—21.8%
Federal Farm Credit Banks Funding Corp.
1 day USD SOFR + 0.020%, 4.060%, due 11/03/25[1]	$127,000,000	$127,000,000
1 day USD SOFR + 0.060%, 4.100%, due 11/03/25[1]	80,000,000	80,000,000
1 day USD SOFR + 0.090%, 4.130%, due 11/03/25[1]	28,000,000	28,000,000
1 day USD SOFR + 0.105%, 4.145%, due 11/03/25[1]	69,000,000	69,000,000
1 day USD SOFR + 0.115%, 4.155%, due 11/03/25[1]	174,000,000	174,000,000
1 day USD SOFR + 0.120%, 4.160%, due 11/03/25[1]	100,000,000	100,019,730
1 day USD SOFR + 0.125%, 4.165%, due 11/03/25[1]	64,000,000	64,000,000
1 day USD SOFR + 0.130%, 4.170%, due 11/03/25[1]	90,000,000	90,000,000
1 day USD SOFR + 0.135%, 4.175%, due 11/03/25[1]	63,000,000	63,000,000
Federal Home Loan Bank Discount Notes
3.690%, due 04/09/26[2]	126,000,000	123,972,345
3.750%, due 02/23/26[2]	122,000,000	120,576,667
3.750%, due 02/24/26[2]	126,000,000	124,516,875
3.750%, due 03/13/26[2]	125,000,000	123,307,292
3.775%, due 02/20/26[2]	125,000,000	123,571,267
3.800%, due 01/23/26[2]	128,000,000	126,905,600
3.800%, due 01/30/26[2]	126,000,000	124,829,600
3.805%, due 01/30/26[2]	126,000,000	124,828,060
3.830%, due 01/28/26[2]	125,000,000	123,856,320
3.865%, due 01/06/26[2]	122,000,000	121,161,725
3.920%, due 12/19/25[2]	127,000,000	126,363,871
3.920%, due 02/13/26[2]	124,000,000	122,622,773
3.940%, due 02/20/26[2]	131,000,000	129,437,243
3.970%, due 11/26/25[2]	125,000,000	124,682,951
3.985%, due 12/26/25[2]	126,000,000	125,260,783
3.990%, due 01/28/26[2]	120,000,000	118,856,200
4.010%, due 01/16/26[2]	124,000,000	122,977,896
4.020%, due 01/22/26[2]	123,000,000	121,901,200
4.030%, due 01/02/26[2]	127,000,000	126,146,983
4.070%, due 12/19/25[2]	126,000,000	125,344,730
4.100%, due 12/05/25[2]	126,000,000	125,540,800
4.100%, due 01/02/26[2]	248,000,000	246,305,333
4.140%, due 11/03/25[2]	126,000,000	126,000,000
Federal Home Loan Banks
3.850%, due 03/10/26	127,000,000	126,995,046
1 day USD SOFR + 0.020%, 4.060%, due 11/03/25[1]	126,000,000	126,000,000
1 day USD SOFR + 0.025%, 4.065%, due 11/03/25[1]	259,000,000	259,000,000
1 day USD SOFR + 0.030%, 4.070%, due 11/03/25[1]	280,150,000	280,135,137
1 day USD SOFR + 0.035%, 4.075%, due 11/03/25[1]	133,000,000	133,000,000
1 day USD SOFR + 0.060%, 4.100%, due 11/05/25[1]	67,000,000	67,000,000
1 day USD SOFR + 0.085%, 4.125%, due 11/03/25[1]	69,000,000	69,000,000

	Face amount	Value

U.S. government agency obligations—(concluded)
1 day USD SOFR + 0.100%, 4.140%, due 11/03/25[1]	$379,000,000	$379,000,000
1 day USD SOFR + 0.115%, 4.155%, due 11/03/25[1]	171,000,000	171,000,000
1 day USD SOFR + 0.120%, 4.160%, due 11/03/25[1]	64,000,000	64,000,000
1 day USD SOFR + 0.170%, 4.210%, due 11/03/25[1]	102,000,000	102,000,000
1 day USD SOFR + 0.180%, 4.220%, due 11/03/25[1]	176,000,000	176,000,000
Total U.S. government agency obligations (cost—$5,727,116,427)		5,727,116,427

U.S. Treasury obligations—43.7%
U.S. Treasury Bills
3.760% due 04/30/26[3]	100,000,000	98,200,222
3.760% due 04/30/26[3]	30,000,000	29,460,067
3.781% due 04/23/26[3]	100,000,000	98,261,500
3.781% due 04/23/26[3]	30,000,000	29,478,450
3.803% due 03/03/26[3]	150,000,000	148,162,938
3.803% due 03/03/26[3]	45,000,000	44,448,881
3.818% due 01/29/26[3]	150,000,000	148,647,875
3.818% due 01/29/26[3]	46,000,000	45,585,348
3.834% due 02/24/26[3]	46,000,000	45,460,708
3.834% due 02/24/26[3]	150,000,000	148,241,438
3.855% due 03/12/26[3]	25,000,000	24,665,854
3.855% due 03/12/26[3]	100,000,000	98,663,417
3.876% due 02/10/26[3]	37,000,000	36,615,894
3.876% due 02/10/26[3]	150,000,000	148,442,812
3.886% due 02/03/26[3]	100,000,000	99,032,722
3.886% due 02/03/26[3]	23,000,000	22,777,526
3.901% due 01/22/26[3]	100,000,000	99,153,333
3.901% due 01/22/26[3]	30,000,000	29,746,000
3.912% due 02/17/26[3]	3,000,000	2,966,345
3.912% due 02/17/26[3]	250,000,000	247,195,417
3.954% due 01/13/26[3]	250,000,000	248,101,736
3.954% due 01/13/26[3]	1,000,000	992,407
4.013% due 03/05/26[3]	24,000,000	23,684,427
4.013% due 03/05/26[3]	100,000,000	98,685,111
4.035% due 12/11/25[3]	1,000,000	995,841
4.035% due 12/11/25[3]	250,000,000	248,960,278
4.074% due 01/06/26[3]	250,000,000	248,237,778
4.081% due 02/19/26[3]	125,000,000	123,520,625
4.108% due 02/12/26[3]	24,000,000	23,732,687
4.108% due 02/12/26[3]	100,000,000	98,886,194
4.118% due 02/05/26[3]	100,000,000	98,960,778
4.118% due 02/05/26[3]	23,000,000	22,760,979
4.131% due 12/30/25[3]	36,000,000	35,770,860
4.131% due 12/30/25[3]	150,000,000	149,045,250
4.144% due 12/04/25[3]	47,000,000	46,836,290
4.144% due 12/04/25[3]	200,000,000	199,303,361
4.162% due 12/16/25[3]	246,000,000	244,809,975
4.162% due 12/23/25[3]	186,000,000	184,953,750
4.219% due 12/09/25[3]	34,000,000	33,860,430
4.219% due 12/09/25[3]	150,000,000	149,384,250
4.232% due 11/20/25[3]	1,000,000	998,050

23

Government Master Fund

Portfolio of investments—October 31, 2025 (unaudited)

	Face amount	Value

U.S. Treasury obligations—(concluded)
4.232% due 11/20/25[3]	$250,000,000	$249,512,431
4.252% due 11/13/25[3]	100,000,000	99,884,722
4.252% due 11/13/25[3]	24,000,000	23,972,333
4.256% due 01/02/26[3]	246,000,000	244,314,900
4.261% due 01/22/26[3]	3,000,000	2,972,567
4.261% due 01/22/26[3]	250,000,000	247,713,889
4.266% due 01/29/26[3]	6,000,000	5,940,260
4.266% due 01/29/26[3]	250,000,000	247,510,833
4.268% due 11/06/25[3]	200,000,000	199,930,583
4.268% due 11/06/25[3]	47,000,000	46,983,687
4.271% due 01/15/26[3]	250,000,000	247,908,854
4.271% due 01/15/26[3]	13,000,000	12,891,260
4.293% due 01/08/26[3]	250,000,000	248,100,208
4.293% due 01/08/26[3]	6,000,000	5,954,405
4.329% due 12/02/25[3]	250,000,000	249,152,153
4.329% due 12/02/25[3]	2,000,000	1,993,217
4.344% due 11/25/25[3]	2,000,000	1,994,836
4.344% due 11/25/25[3]	250,000,000	249,354,514
4.350% due 11/12/25[3]	381,000,000	380,597,092
4.350% due 11/18/25[3]	386,000,000	385,319,675
U.S. Treasury Floating Rate Notes
3 mo. Treasury money market yield + 0.098%, 3.864% due 11/03/25[1]	370,000,000	369,945,260
3 mo. Treasury money market yield + 0.150%, 3.916% due 11/03/25[1]	663,000,000	663,003,704
3 mo. Treasury money market yield + 0.182%, 3.948% due 11/03/25[1]	516,000,000	515,894,852
3 mo. Treasury money market yield + 0.205%, 3.971% due 11/03/25[1]	810,000,000	810,303,748
3 mo. Treasury money market yield + 0.245%, 4.011% due 11/03/25[1]	699,000,000	699,043,929
U.S. Treasury Notes
3.625% due 05/15/26	124,000,000	123,713,641
3.750% due 04/15/26	130,000,000	129,782,691
3.875% due 01/15/26	138,000,000	137,956,281
4.250% due 01/31/26	329,000,000	329,107,212
4.500% due 03/31/26	255,000,000	255,362,238
4.625% due 03/15/26	134,000,000	134,241,397
4.875% due 04/30/26	253,000,000	253,857,019
Total U.S. Treasury obligations (cost—$11,501,902,195)		11,501,902,195

Repurchase agreements—32.1%
Repurchase agreement dated 03/31/22 with MUFG Securities Americas, Inc., 3.860% due 12/05/25, collateralized by $31,073,080 Federal Home Loan Mortgage Corp., obligations, 2.500% to 6.500% due 05/01/27 to 10/01/55 and $150,742,759 Federal National Mortgage Association obligations, 2.000% to 6.500% due 04/01/26 to 07/01/55; (value—$102,000,000); proceeds: $100,321,667[4]	100,000,000	100,000,000

	Face amount	Value

Repurchase agreements—(continued)
Repurchase agreement dated 02/01/23 with J.P. Morgan Securities LLC, 4.050% due 11/07/25, collateralized by $4,317,136 Federal Home Loan Mortgage Corp., obligations, 4.300% to 6.000% due 09/01/28 to 06/01/53 and $217,456,047 Federal National Mortgage Association obligations, 1.500% to 7.500% due 05/01/34 to 02/01/57; (value—$204,000,001); proceeds: $222,675,000[4]	$200,000,000	$200,000,000
Repurchase agreement dated 10/31/25 with TD Securities (USA) LLC, 4.140% due 11/03/25, collateralized by $129,070,137 Federal Home Loan Mortgage Corp., obligations, 1.000% to 6.000% due 05/15/33 to 10/25/55 and $255,074,994 Federal National Mortgage Association obligations, 2.000% to 6.000% due 04/25/26 to 11/25/55; (value—$306,000,000); proceeds: $300,103,500	300,000,000	300,000,000
Repurchase agreement dated 03/25/25 with J.P. Morgan Securities LLC, 3.990% due 01/29/26, collateralized by $2,554,073,873 Federal Home Loan Mortgage Corp., obligations, zero coupon to 6.500% due 08/25/29 to 08/25/55, $1,506,907,514 Federal National Mortgage Association obligations, zero coupon to 4.000% due 10/25/29 to 03/25/60 and $7,177,618,264 Government National Mortgage Association obligations, zero coupon to 6.000% due 09/16/40 to 08/20/65; (value—$515,000,001); proceeds: $501,662,500[4]	500,000,000	500,000,000
Repurchase agreement dated 10/31/25 with J.P. Morgan Securities LLC, 4.150% due 11/03/25, collateralized by $248,418,274 Federal Home Loan Mortgage Corp., obligations, 3.500% to 7.100% due 01/01/36 to 11/01/55 and $2,541,549,181 Federal National Mortgage Association obligations, 1.050% to 7.500% due 07/01/27 to 09/01/61; (value—$1,530,000,001); proceeds: $1,500,518,750	1,500,000,000	1,500,000,000

24

Government Master Fund

Portfolio of investments—October 31, 2025 (unaudited)

	Face amount	Value

Repurchase agreements—(concluded)
Repurchase agreement dated 10/31/25 with Fixed Income Clearing Corp. (State Street Bank and Trust Co.) 4.150% due 11/03/25, collateralized by $4,000,007,600 U.S. Treasury Notes, 2.750% to 4.500% due 05/31/29 to 07/31/29, $814,682,400 U.S. Treasury Inflation Index Bonds, 2.000% due 01/15/26 and $395,108,600 U.S. Treasury Inflation Index Notes, 0.625% due 01/15/26; (value—$5,951,700,426); proceeds: $5,837,017,938	$5,835,000,000	$5,835,000,000
Total repurchase agreements (cost—$8,435,000,000)		8,435,000,000
Total investments (cost—$25,664,018,622 which approximates cost for federal income tax purposes)—97.6%		25,664,018,622

Other assets in excess of liabilities—2.4%		620,053,141
Net assets—100.0%		$26,284,071,763

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

25

Government Master Fund

Portfolio of investments—October 31, 2025 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2025 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets

U.S. government agency obligations	$—	$5,727,116,427	$—	$5,727,116,427
U.S. Treasury obligations	—	11,501,902,195	—	11,501,902,195
Repurchase agreements	—	8,435,000,000	—	8,435,000,000
Total	$—	$25,664,018,622	$—	$25,664,018,622

At October 31, 2025, there were no transfers in or out of Level 3.

Portfolio footnotes

[1]

Floating or variable rate securities. The rates disclosed are as of October 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

[2]	Rate shown is the discount rate at the date of purchase unless otherwise noted.
[3]	Rate shown reflects yield at October 31, 2025.
[4]

Investment has a put feature, which allows the Master Fund to accelerate the maturity, and a variable or floating rate. The interest rate shown is the current rate as of October 31, 2025 and changes periodically. The maturity date reflects the earliest put date, interest is paid monthly, and the proceeds represent the receivable of the Master Fund if the put feature was exercised as of October 31, 2025.

See accompanying notes to financial statements.

26

Treasury Master Fund

Portfolio of investments—October 31, 2025 (unaudited)

	Face amount	Value
U.S. Treasury obligations—65.7%
U.S. Treasury Bills
3.760% due 04/30/26[1]	$10,000,000	$9,820,022
3.760% due 04/30/26[1]	200,000,000	196,400,444
3.781% due 04/23/26[1]	200,000,000	196,523,000
3.781% due 04/23/26[1]	23,000,000	22,600,145
3.803% due 03/03/26[1]	13,000,000	12,840,788
3.803% due 03/03/26[1]	300,000,000	296,325,875
3.807% due 04/16/26[1]	200,000,000	196,642,556
3.807% due 04/16/26[1]	25,000,000	24,580,319
3.815% due 02/24/26[1]	325,000,000	321,189,781
3.818% due 01/29/26[1]	300,000,000	297,295,750
3.818% due 01/29/26[1]	15,000,000	14,864,788
3.818% due 04/09/26[1]	31,000,000	30,500,457
3.818% due 04/09/26[1]	200,000,000	196,777,139
3.839% due 04/02/26[1]	200,000,000	196,904,167
3.839% due 04/02/26[1]	31,000,000	30,520,146
3.855% due 03/12/26[1]	200,000,000	197,326,833
3.855% due 03/12/26[1]	35,000,000	34,532,196
3.876% due 02/10/26[1]	47,000,000	46,512,081
3.876% due 02/10/26[1]	300,000,000	296,885,625
3.886% due 02/03/26[1]	200,000,000	198,065,444
3.886% due 02/03/26[1]	29,000,000	28,719,489
3.901% due 01/22/26[1]	200,000,000	198,306,667
3.901% due 01/22/26[1]	23,000,000	22,805,267
3.907% due 01/27/26[1]	350,000,000	346,855,590
3.912% due 02/17/26[1]	46,000,000	45,483,957
3.912% due 02/17/26[1]	400,000,000	395,512,667
3.930% due 01/20/26[1]	350,000,000	347,106,958
3.937% due 01/15/26[1]	38,000,000	37,703,721
3.937% due 01/15/26[1]	300,000,000	297,660,958
3.942% due 01/08/26[1]	200,000,000	198,588,333
3.942% due 01/08/26[1]	31,000,000	30,781,192
3.953% due 12/26/25[1]	44,000,000	43,749,958
3.953% due 12/26/25[1]	300,000,000	298,295,167
3.953% due 01/02/26[1]	200,000,000	198,713,333
3.953% due 01/02/26[1]	31,000,000	30,800,567
3.954% due 01/13/26[1]	16,000,000	15,878,511
3.954% due 01/13/26[1]	450,000,000	446,583,125
3.999% due 12/18/25[1]	1,000,000	995,119
3.999% due 12/18/25[1]	350,000,000	348,291,563
4.013% due 03/05/26[1]	200,000,000	197,370,222
4.013% due 03/05/26[1]	39,000,000	38,487,193
4.035% due 12/11/25[1]	450,000,000	448,128,500
4.035% due 12/11/25[1]	20,000,000	19,916,822
4.050% due 02/26/26[1]	200,000,000	197,498,750
4.050% due 02/26/26[1]	29,000,000	28,637,319
4.074% due 01/06/26[1]	450,000,000	446,828,000
4.074% due 01/06/26[1]	14,000,000	13,901,316
4.081% due 02/19/26[1]	30,000,000	29,644,950
4.081% due 02/19/26[1]	200,000,000	197,633,000
4.108% due 02/12/26[1]	200,000,000	197,772,389
4.108% due 02/12/26[1]	26,000,000	25,710,411
4.118% due 02/05/26[1]	26,000,000	25,729,802
4.118% due 02/05/26[1]	200,000,000	197,921,556
4.131% due 12/30/25[1]	48,000,000	47,694,480
4.131% due 12/30/25[1]	300,000,000	298,090,500
4.144% due 12/04/25[1]	29,000,000	28,898,987

	Face amount	Value
U.S. Treasury obligations—(concluded)
4.144% due 12/04/25[1]	$450,000,000	$448,432,563
4.162% due 12/16/25[1]	468,000,000	465,736,050
4.162% due 12/23/25[1]	349,000,000	347,036,875
4.201% due 11/28/25[1]	200,000,000	199,430,556
4.201% due 11/28/25[1]	29,000,000	28,917,431
4.219% due 12/09/25[1]	300,000,000	298,768,500
4.219% due 12/09/25[1]	39,000,000	38,839,905
4.232% due 11/20/25[1]	450,000,000	449,122,375
4.232% due 11/20/25[1]	9,000,000	8,982,448
4.252% due 11/13/25[1]	26,000,000	25,970,028
4.252% due 11/13/25[1]	200,000,000	199,769,444
4.256% due 01/02/26[1]	469,000,000	465,787,350
4.261% due 01/22/26[1]	400,000,000	396,342,222
4.261% due 01/22/26[1]	46,000,000	45,579,356
4.266% due 01/29/26[1]	36,000,000	35,641,560
4.266% due 01/29/26[1]	400,000,000	396,017,333
4.268% due 11/06/25[1]	450,000,000	449,843,812
4.268% due 11/06/25[1]	2,000,000	1,999,306
4.271% due 01/15/26[1]	9,000,000	8,924,719
4.271% due 01/15/26[1]	450,000,000	446,235,937
4.293% due 01/08/26[1]	450,000,000	446,580,375
4.293% due 01/08/26[1]	1,000,000	992,401
4.329% due 12/02/25[1]	400,000,000	398,643,444
4.329% due 12/02/25[1]	37,000,000	36,874,519
4.339% due 11/04/25[1]	450,000,000	449,947,187
4.344% due 11/25/25[1]	38,000,000	37,901,886
4.344% due 11/25/25[1]	400,000,000	398,967,222
4.345% due 11/04/25[1]	450,000,000	449,947,119
4.350% due 11/12/25[1]	672,000,000	671,289,360
4.350% due 11/18/25[1]	685,000,000	683,792,687
U.S. Treasury Floating Rate Notes
3 mo. Treasury money market yield + 0.098%, 3.864% due 11/03/25[2]	608,000,000	607,911,939
3 mo. Treasury money market yield + 0.150%, 3.916% due 11/03/25[2]	1,907,000,000	1,907,063,299
3 mo. Treasury money market yield + 0.159%, 3.925% due 11/03/25[2]	232,000,000	231,853,887
3 mo. Treasury money market yield + 0.160%, 3.926% due 11/03/25[2]	850,000,000	850,049,145
3 mo. Treasury money market yield + 0.182%, 3.948% due 11/03/25[2]	1,241,000,000	1,240,593,184
3 mo. Treasury money market yield + 0.190%, 3.956% due 11/03/25[2]	209,000,000	208,999,997
3 mo. Treasury money market yield + 0.205%, 3.971% due 11/03/25[2]	1,812,000,000	1,812,830,394
3 mo. Treasury money market yield + 0.245%, 4.011% due 11/03/25[2]	1,246,000,000	1,246,075,423
U.S. Treasury Notes
3.625% due 05/15/26	222,000,000	221,487,325
3.750% due 04/15/26	220,000,000	219,632,246
3.875% due 01/15/26	222,000,000	221,929,669
4.250% due 01/31/26	542,000,000	542,174,821
4.500% due 03/31/26	431,000,000	431,612,284
4.625% due 03/15/26	220,000,000	220,396,323
4.875% due 04/30/26	657,000,000	659,183,789
Total U.S. Treasury obligations (cost—$27,543,911,590)		27,543,911,590

27

Treasury Master Fund

Portfolio of investments—October 31, 2025 (unaudited)

	Face amount	Value
Repurchase agreements—32.4%
Repurchase agreement dated 10/31/25 with MUFG Securities Americas, Inc., 4.120% due 11/03/25, collateralized by $347,823,800 U.S. Treasury Notes, 0.750% to 4.875% due 08/31/26 to 05/31/32, $1,100 U.S. Treasury Bill, zero coupon due 01/29/26 to 04/30/26, $1,960,800 U.S. Treasury Bonds, 2.250% to 4.625% due 05/15/41 to 02/15/55 and $1,000 U.S. Treasury Inflation Index Note, 1.625% due 04/15/30; (value—$357,000,014); proceeds: $350,120,167	$350,000,000	$350,000,000
Repurchase agreement dated 10/30/25 with Barclays Bank PLC, 3.850% due 11/07/25, collateralized by $1,076,601,700 U.S. Treasury Bonds, 1.125% to 4.750% due 02/15/38 to 05/15/55, $108,949,400 U.S. Treasury Inflation Index Bonds, 0.875% to 2.375% due 01/15/27 to 02/15/53 and $31,895,000 U.S. Treasury Inflation Index Note, 0.375% due 01/15/27; (value—$1,020,000,008); proceeds: $1,000,106,944[3]	1,000,000,000	1,000,000,000
Repurchase agreement dated 10/31/25 with Barclays Bank PLC, 4.150% due 11/03/25, collateralized by $87,723,291 U.S. Treasury Bond Strips, zero coupon due 02/15/39 to 02/15/51, $298,850,000 U.S. Treasury Bond Principal Strip, zero coupon due 05/15/55, $1,214,867,400 U.S. Treasury Bonds, 1.125% to 4.750% due 08/15/40 to 05/15/54 and $117,695,500 U.S. Treasury Inflation Index Bonds, 0.750% to 2.375% due 01/15/27 to 02/15/53; (value—$1,193,400,000); proceeds: $1,170,404,625	1,170,000,000	1,170,000,000
Repurchase agreement dated 10/31/25 with Fixed Income Clearing Corp. (State Street Bank and Trust Co.) 4.150% due 11/03/25, collateralized by $8,862,774,300 U.S. Treasury Notes, 0.750% to 4.875% due 04/30/26 to 10/31/29, $1,152,086,200 U.S. Treasury Bill, zero coupon due 04/16/26 to 10/01/26 and $1,008,667,400 U.S. Treasury Inflation Index Notes, 0.125% to 1.625% due 07/15/26 to 10/15/29; (value—$11,280,180,025); proceeds: $11,062,824,571	11,059,000,000	11,059,000,000
Total repurchase agreements (cost—$13,579,000,000)		13,579,000,000
Total investments (cost—$41,122,911,590 which approximates cost for federal income tax purposes)—98.1%		41,122,911,590

Other assets in excess of liabilities—1.9%		812,651,801
Net assets—100.0%		$41,935,563,391

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

28

Treasury Master Fund

Portfolio of investments—October 31, 2025 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2025 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets

U.S. Treasury obligations	$—	$27,543,911,590	$—	$27,543,911,590
Repurchase agreements	—	13,579,000,000	—	13,579,000,000
Total	$—	$41,122,911,590	$—	$41,122,911,590

At October 31, 2025, there were no transfers in or out of Level 3.

Portfolio footnotes

[1]	Rate shown reflects yield at October 31, 2025.
[2]

Floating or variable rate securities. The rates disclosed are as of October 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

[3]

Investment has a put feature, which allows the Master Fund to accelerate the maturity, and a variable or floating rate. The interest rate shown is the current rate as of October 31, 2025 and changes periodically. The maturity date reflects the earliest put date, interest is paid monthly, and the proceeds represent the receivable of the Master Fund if the put feature was exercised as of October 31, 2025.

See accompanying notes to financial statements.

29

100% US Treasury Master Fund

Portfolio of investments—October 31, 2025 (unaudited)

	Face amount	Value
U.S. Treasury obligations—102.1%
U.S. Treasury Bills
3.760% due 04/30/26[1]	$19,000,000	$18,658,042
3.760% due 04/30/26[1]	50,000,000	49,100,111
3.781% due 04/23/26[1]	19,000,000	18,669,685
3.781% due 04/23/26[1]	50,000,000	49,130,750
3.803% due 03/03/26[1]	4,000,000	3,951,012
3.803% due 03/03/26[1]	100,000,000	98,775,292
3.807% due 04/16/26[1]	19,000,000	18,681,043
3.807% due 04/16/26[1]	50,000,000	49,160,639
3.815% due 02/24/26[1]	104,000,000	102,780,730
3.818% due 01/29/26[1]	4,000,000	3,963,943
3.818% due 01/29/26[1]	100,000,000	99,098,583
3.818% due 04/09/26[1]	18,000,000	17,709,943
3.818% due 04/09/26[1]	50,000,000	49,194,285
3.839% due 04/02/26[1]	16,000,000	15,752,333
3.839% due 04/02/26[1]	50,000,000	49,226,042
3.855% due 03/12/26[1]	50,000,000	49,331,708
3.855% due 03/12/26[1]	17,000,000	16,772,781
3.876% due 02/10/26[1]	1,000,000	989,619
3.876% due 02/10/26[1]	100,000,000	98,961,875
3.886% due 02/03/26[1]	16,000,000	15,845,236
3.886% due 02/03/26[1]	50,000,000	49,516,361
3.890% due 01/02/26[1]	50,000,000	49,682,442
3.890% due 01/02/26[1]	10,000,000	9,936,488
3.901% due 12/23/25[1]	150,000,000	149,203,021
3.901% due 12/23/25[1]	30,000,000	29,840,604
3.901% due 01/22/26[1]	19,000,000	18,839,133
3.901% due 01/22/26[1]	50,000,000	49,576,667
3.907% due 01/27/26[1]	100,000,000	99,101,597
3.910% due 12/18/25[1]	150,000,000	149,280,937
3.910% due 12/18/25[1]	50,000,000	49,760,312
3.912% due 02/17/26[1]	37,000,000	36,584,922
3.912% due 02/17/26[1]	100,000,000	98,878,167
3.917% due 12/26/25[1]	200,000,000	198,869,333
3.917% due 01/20/26[1]	100,000,000	99,173,417
3.917% due 01/20/26[1]	2,000,000	1,983,468
3.922% due 12/23/25[1]	30,000,000	29,839,792
3.922% due 12/23/25[1]	100,000,000	99,465,972
3.927% due 12/26/25[1]	100,000,000	99,433,194
3.937% due 12/18/25[1]	100,000,000	99,517,500
3.937% due 01/15/26[1]	4,000,000	3,968,813
3.937% due 01/15/26[1]	100,000,000	99,220,319
3.939% due 12/18/25[1]	40,000,000	39,806,973
3.942% due 01/08/26[1]	50,000,000	49,647,083
3.942% due 01/08/26[1]	18,000,000	17,872,950
3.952% due 12/11/25[1]	40,000,000	39,836,178
3.952% due 12/11/25[1]	100,000,000	99,590,444
3.953% due 12/26/25[1]	1,000,000	994,317
3.953% due 12/26/25[1]	100,000,000	99,431,722
3.953% due 01/02/26[1]	16,000,000	15,897,067
3.953% due 01/02/26[1]	50,000,000	49,678,333
3.954% due 01/13/26[1]	33,000,000	32,749,429
3.954% due 01/13/26[1]	100,000,000	99,240,694
3.968% due 12/11/25[1]	30,000,000	29,876,753
3.968% due 12/30/25[1]	40,000,000	39,757,956
3.968% due 12/30/25[1]	100,000,000	99,394,889
3.976% due 12/02/25[1]	40,000,000	39,878,356

	Face amount	Value
U.S. Treasury obligations—(continued)
3.976% due 12/02/25[1]	$100,000,000	$99,695,889
3.976% due 12/11/25[1]	40,000,000	39,835,291
3.978% due 12/23/25[1]	40,000,000	39,783,333
3.978% due 12/23/25[1]	100,000,000	99,458,333
3.980% due 12/16/25[1]	200,000,000	199,067,856
3.985% due 12/11/25[1]	100,000,000	99,587,452
3.986% due 12/16/25[1]	50,000,000	49,766,653
3.986% due 12/16/25[1]	25,000,000	24,883,327
3.987% due 12/09/25[1]	100,000,000	99,608,900
3.999% due 12/18/25[1]	50,000,000	49,755,937
3.999% due 12/18/25[1]	48,000,000	47,765,700
4.012% due 11/25/25[1]	100,000,000	99,758,917
4.012% due 11/25/25[1]	40,000,000	39,903,567
4.012% due 12/04/25[1]	100,000,000	99,660,808
4.013% due 12/04/25[1]	35,000,000	34,881,253
4.013% due 12/04/25[1]	100,000,000	99,660,722
4.013% due 03/05/26[1]	50,000,000	49,342,556
4.013% due 03/05/26[1]	16,000,000	15,789,618
4.014% due 12/04/25[1]	30,000,000	29,898,222
4.021% due 11/04/25[1]	200,000,000	199,978,078
4.030% due 12/09/25[1]	150,000,000	149,407,320
4.030% due 12/09/25[1]	20,000,000	19,920,976
4.035% due 12/09/25[1]	100,000,000	99,604,500
4.035% due 12/09/25[1]	40,000,000	39,841,800
4.035% due 12/11/25[1]	100,000,000	99,584,111
4.035% due 12/11/25[1]	34,000,000	33,858,598
4.036% due 12/02/25[1]	200,000,000	199,362,483
4.037% due 11/28/25[1]	200,000,000	199,450,000
4.037% due 12/02/25[1]	100,000,000	99,681,000
4.040% due 12/02/25[1]	35,000,000	34,888,350
4.040% due 12/02/25[1]	100,000,000	99,681,000
4.040% due 12/16/25[1]	35,000,000	34,834,450
4.040% due 12/16/25[1]	100,000,000	99,527,000
4.045% due 11/18/25[1]	10,000,000	9,983,454
4.045% due 11/18/25[1]	100,000,000	99,834,542
4.045% due 11/18/25[1]	35,000,000	34,942,177
4.045% due 11/18/25[1]	100,000,000	99,834,792
4.046% due 11/25/25[1]	200,000,000	199,514,778
4.047% due 12/04/25[1]	100,000,000	99,658,139
4.047% due 12/04/25[1]	20,000,000	19,931,628
4.050% due 02/26/26[1]	50,000,000	49,374,687
4.050% due 02/26/26[1]	15,000,000	14,812,406
4.053% due 11/13/25[1]	150,000,000	149,834,125
4.053% due 11/18/25[1]	35,000,000	34,942,002
4.053% due 11/18/25[1]	50,000,000	49,917,146
4.053% due 11/25/25[1]	40,000,000	39,902,784
4.063% due 11/12/25[1]	200,000,000	199,800,450
4.064% due 11/20/25[1]	50,000,000	49,905,820
4.069% due 11/04/25[1]	200,000,000	199,977,806
4.069% due 11/12/25[1]	150,000,000	149,850,159
4.071% due 11/20/25[1]	40,000,000	39,924,511
4.074% due 01/06/26[1]	100,000,000	99,295,111
4.074% due 01/06/26[1]	32,000,000	31,774,436
4.075% due 11/20/25[1]	35,000,000	34,933,889
4.075% due 11/20/25[1]	100,000,000	99,811,111
4.076% due 11/20/25[1]	50,000,000	49,905,473
4.076% due 11/20/25[1]	150,000,000	149,716,419

30

100% US Treasury Master Fund

Portfolio of investments—October 31, 2025 (unaudited)

	Face amount	Value
U.S. Treasury obligations—(continued)
4.077% due 11/06/25[1]	$35,000,000	$34,988,319
4.077% due 11/06/25[1]	10,000,000	9,996,663
4.077% due 11/06/25[1]	50,000,000	49,983,312
4.081% due 11/12/25[1]	100,000,000	99,900,000
4.081% due 11/12/25[1]	37,000,000	36,963,000
4.081% due 11/25/25[1]	100,000,000	99,755,556
4.081% due 11/25/25[1]	35,000,000	34,914,444
4.081% due 02/19/26[1]	50,000,000	49,408,250
4.081% due 02/19/26[1]	13,000,000	12,846,145
4.085% due 11/06/25[1]	13,000,000	12,995,656
4.085% due 11/06/25[1]	50,000,000	49,983,292
4.085% due 11/06/25[1]	35,000,000	34,988,304
4.085% due 11/28/25[1]	100,000,000	99,721,528
4.085% due 11/28/25[1]	40,000,000	39,888,611
4.087% due 11/06/25[1]	150,000,000	149,949,808
4.087% due 11/28/25[1]	200,000,000	199,442,861
4.090% due 11/06/25[1]	100,000,000	99,966,542
4.090% due 11/13/25[1]	25,000,000	24,972,118
4.091% due 11/13/25[1]	200,000,000	199,776,889
4.095% due 11/13/25[1]	100,000,000	99,888,333
4.095% due 11/13/25[1]	35,000,000	34,960,917
4.099% due 11/12/25[1]	140,000,000	139,858,950
4.099% due 11/18/25[1]	35,000,000	34,941,229
4.099% due 11/18/25[1]	100,000,000	99,832,083
4.100% due 11/06/25[1]	30,000,000	29,989,938
4.108% due 02/12/26[1]	50,000,000	49,443,097
4.108% due 02/12/26[1]	12,000,000	11,866,343
4.118% due 02/05/26[1]	11,000,000	10,885,686
4.118% due 02/05/26[1]	50,000,000	49,480,389
4.129% due 11/04/25[1]	35,000,000	34,996,053
4.129% due 11/04/25[1]	100,000,000	99,988,722
4.131% due 12/30/25[1]	48,000,000	47,694,480
4.131% due 12/30/25[1]	50,000,000	49,681,750
4.144% due 12/04/25[1]	100,000,000	99,651,681
4.144% due 12/04/25[1]	32,000,000	31,888,538
4.162% due 12/16/25[1]	124,000,000	123,400,150
4.162% due 12/23/25[1]	50,000,000	49,718,750
4.162% due 12/23/25[1]	44,000,000	43,752,500
4.184% due 11/04/25[1]	100,000,000	99,988,611
4.184% due 11/04/25[1]	33,000,000	32,996,242
4.201% due 11/28/25[1]	50,000,000	49,857,639
4.201% due 11/28/25[1]	15,000,000	14,957,292
4.219% due 12/09/25[1]	42,000,000	41,827,590
4.219% due 12/09/25[1]	50,000,000	49,794,750
4.232% due 11/20/25[1]	100,000,000	99,804,972
4.232% due 11/20/25[1]	25,000,000	24,951,243
4.252% due 11/13/25[1]	12,000,000	11,986,167
4.252% due 11/13/25[1]	50,000,000	49,942,361
4.256% due 01/02/26[1]	115,000,000	114,212,250
4.261% due 01/22/26[1]	23,000,000	22,789,678
4.261% due 01/22/26[1]	100,000,000	99,085,556
4.266% due 01/29/26[1]	24,000,000	23,761,040
4.266% due 01/29/26[1]	100,000,000	99,004,333
4.271% due 01/15/26[1]	20,000,000	19,832,708
4.271% due 01/15/26[1]	100,000,000	99,163,542
4.293% due 01/08/26[1]	17,000,000	16,870,814
4.293% due 01/08/26[1]	100,000,000	99,240,083

	Face amount	Value
U.S. Treasury obligations—(concluded)
4.329% due 12/02/25[1]	$23,000,000	$22,921,998
4.329% due 12/02/25[1]	100,000,000	99,660,861
4.344% due 11/25/25[1]	100,000,000	99,741,806
4.344% due 11/25/25[1]	25,000,000	24,935,451
4.350% due 11/12/25[1]	175,000,000	174,814,937
4.350% due 11/18/25[1]	181,000,000	180,680,987
U.S. Treasury Floating Rate Notes
3 mo. Treasury money market yield + 0.098%, 3.864% due 11/03/25[2]	145,000,000	144,976,906
3 mo. Treasury money market yield + 0.150%, 3.916% due 11/03/25[2]	482,250,000	482,238,960
3 mo. Treasury money market yield + 0.159%, 3.925% due 11/03/25[2]	65,000,000	64,959,063
3 mo. Treasury money market yield + 0.160%, 3.926% due 11/03/25[2]	217,000,000	217,011,923
3 mo. Treasury money market yield + 0.182%, 3.948% due 11/03/25[2]	267,000,000	266,981,913
3 mo. Treasury money market yield + 0.190%, 3.956% due 11/03/25[2]	69,000,000	68,999,999
3 mo. Treasury money market yield + 0.205%, 3.971% due 11/03/25[2]	408,000,000	408,198,891
3 mo. Treasury money market yield + 0.245%, 4.011% due 11/03/25[2]	141,928,000	141,944,257
U.S. Treasury Notes
3.625% due 05/15/26	58,000,000	57,866,058
3.750% due 04/15/26	55,000,000	54,908,061
3.875% due 01/15/26	51,000,000	50,983,843
4.250% due 01/31/26	130,000,000	130,041,792
4.500% due 03/31/26	106,000,000	106,150,683
4.625% due 03/15/26	55,000,000	55,099,220
4.875% due 04/30/26	161,000,000	161,535,266
Total U.S. Treasury obligations (cost—$14,403,261,733)		14,403,261,733
Total investments (cost—$14,403,261,733 which approximates cost for federal income tax purposes)—102.1%		14,403,261,733

Liabilities in excess of other assets—(2.1)%		(296,721,718)
Net assets—100.0%		$14,106,540,015

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

31

100% US Treasury Master Fund

Portfolio of investments—October 31, 2025 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2025 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets

U.S. Treasury obligations	$—	$14,403,261,733	$—	$14,403,261,733
Total	$—	$14,403,261,733	$—	$14,403,261,733

At October 31, 2025, there were no transfers in or out of Level 3.

Portfolio footnotes

[1]	Rate shown reflects yield at October 31, 2025.
[2]

Floating or variable rate securities. The rates disclosed are as of October 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

See accompanying notes to financial statements.

32

Prime CNAV Master Fund

Portfolio of investments—October 31, 2025 (unaudited)

	Face amount	Value
Certificates of deposit—8.7%
Banking-non-U.S.—8.1%
Bank of Nova Scotia
1 day USD SOFR + 0.300%, 4.340%, due 11/03/25[1]	$85,000,000	$85,000,000
1 day USD SOFR + 0.320%, 4.360%, due 11/03/25[1]	113,000,000	113,000,000
Canadian Imperial Bank of Commerce
1 day USD SOFR + 0.310%, 4.350%, due 11/03/25[1]	100,000,000	100,000,000
1 day USD SOFR + 0.330%, 4.370%, due 11/03/25[1]	125,000,000	125,000,000
Commonwealth Bank of Australia 1 day USD SOFR + 0.280%, 4.320%, due 11/03/25[1]	25,000,000	25,000,000
Mizuho Bank Ltd.
4.360%, due 01/02/26	125,000,000	125,000,000
1 day USD SOFR + 0.230%, 4.500%, due 11/03/25[1]	125,000,000	125,000,000
National Australia Bank Ltd. 1 day USD SOFR + 0.340%, 4.380%, due 11/03/25[1]	125,000,000	125,000,000
Nordea Bank Abp
1 day USD SOFR + 0.320%, 4.360%, due 11/03/25[1]	100,000,000	100,000,000
1 day USD SOFR + 0.370%, 4.410%, due 11/03/25[1]	42,000,000	42,000,000
Oversea-Chinese Banking Corp. Ltd.
1 day USD SOFR + 0.200%, 4.470%, due 11/03/25[1]	92,000,000	92,000,000
1 day USD SOFR + 0.240%, 4.510%, due 11/03/25[1]	121,000,000	121,000,000
1 day USD SOFR + 0.240%, 4.510%, due 11/03/25[1]	100,000,000	99,978,667
1 day USD SOFR + 0.250%, 4.520%, due 11/03/25[1]	125,000,000	125,000,000
1 day USD SOFR + 0.400%, 4.670%, due 11/03/25[1]	65,000,000	65,000,000
Skandinaviska Enskilda Banken AB 1 day USD SOFR + 0.320%, 4.590%, due 11/03/25[1]	92,000,000	92,000,000
Sumitomo Mitsui Banking Corp. 1 day USD SOFR + 0.220%, 4.260%, due 11/03/25[1]	125,000,000	125,000,000
Sumitomo Mitsui Trust 4.070%, due 01/20/26	125,000,000	125,000,000
Svenska Handelsbanken AB 1 day USD SOFR + 0.210%, 4.480%, due 11/03/25[1]	125,000,000	125,000,000
Westpac Banking Corp. 1 day USD SOFR + 0.300%, 4.340%, due 11/03/25[1]	121,000,000	121,000,000

		2,055,978,667

Banking-U.S.—0.6%
KBC Bank 3.870%, due 11/06/25	165,000,000	165,000,000

		165,000,000
Total Certificates of deposit (cost—$2,220,978,667)		2,220,978,667

	Face amount	Value
Commercial paper—52.4%
Asset-backed-miscellaneous—11.0%
Albion Capital Corp. SA/Albion Capital LLC
4.290%, due 11/28/25	$56,000,000	$55,833,167
4.310%, due 11/20/25	36,000,000	35,926,730
Antalis SA
4.110%, due 01/07/26[2]	42,000,000	41,688,325
4.370%, due 11/12/25[2]	49,000,000	48,946,467
4.370%, due 11/13/25[2]	36,000,000	35,956,300
4.400%, due 11/06/25[2]	31,000,000	30,988,633
Atlantic Asset Securitization LLC 4.290%, due 11/20/25[2]	61,000,000	60,876,424
Barton Capital SA
4.020%, due 11/05/25[2]	60,000,000	59,986,600
4.210%, due 12/10/25[2]	50,000,000	49,783,653
4.320%, due 11/05/25[2]	50,000,000	49,988,000
Cabot Trail Funding LLC
3.890%, due 11/03/25[2]	162,430,000	162,430,000
3.980%, due 02/02/26[2]	125,000,000	123,742,430
Fairway Finance Co. LLC
3.970%, due 03/25/26[2]	50,000,000	49,217,028
4.200%, due 02/19/26[2]	100,000,000	98,740,000
Gotham Funding Corp.
3.960%, due 01/26/26[2]	125,000,000	123,845,000
4.280%, due 11/21/25[2]	125,000,000	124,732,500
4.310%, due 11/04/25[2]	50,000,000	49,994,014
Liberty Street Funding LLC
4.290%, due 12/02/25[2]	50,000,000	49,827,208
4.300%, due 01/09/26[2]	77,000,000	76,383,786
LMA-Americas LLC
4.300%, due 11/06/25[2]	31,000,000	30,988,892
4.320%, due 11/05/25[2]	56,000,000	55,986,560
4.360%, due 11/13/25[2]	63,700,000	63,622,852
Manhattan Asset Funding Co. LLC 4.300%, due 11/03/25[2]	50,000,000	50,000,000
Matchpoint Finance PLC 4.340%, due 11/03/25[2]	125,000,000	125,000,000
Nieuw Amsterdam Receivables Corp. BV 4.360%, due 11/12/25[2]	92,000,000	91,899,720
Old Line Funding LLC
3.930%, due 04/06/26	75,000,000	73,739,125
3.980%, due 03/19/26	42,000,000	41,368,507
1 day USD SOFR + 0.250%, 4.520%, due 11/03/25[1,2]	130,000,000	130,000,000
1 day USD SOFR + 0.250%, 4.520%, due 11/03/25[1,2]	50,000,000	50,000,000
Starbird Funding Corp. 3.830%, due 11/03/25[2]	100,000,000	100,000,000
Thunder Bay Funding LLC
3.930%, due 04/06/26	50,000,000	49,159,417
4.110%, due 03/04/26[2]	75,000,000	73,963,937
4.240%, due 02/02/26	75,000,000	74,196,167
4.350%, due 11/03/25[2]	43,000,000	43,000,000
4.350%, due 12/03/25[2]	100,000,000	99,637,500
Victory Receivables Corp.
3.960%, due 01/26/26[2]	100,000,000	99,076,000
4.040%, due 01/07/26[2]	100,000,000	99,270,556
4.310%, due 11/03/25[2]	125,000,000	125,000,000

		2,804,795,498

33

Prime CNAV Master Fund

Portfolio of investments—October 31, 2025 (unaudited)

	Face amount	Value
Commercial paper—(continued)
Banking-non-U.S.—37.1%
Australia & New Zealand Banking Group Ltd.
3.850%, due 05/18/26[2]	$125,000,000	$122,379,861
4.120%, due 02/18/26[2]	125,000,000	123,469,306
1 day USD SOFR + 0.200%, 4.240%, due 11/03/25[1,2]	73,000,000	73,000,000
4.280%, due 12/18/25[2]	125,000,000	124,331,250
1 day USD SOFR + 0.270%, 4.310%, due 11/03/25[1,2]	125,000,000	125,000,000
Bank of Montreal 1 day USD SOFR + 0.250%, 4.290%, due 11/03/25[1]	116,000,000	116,000,000
Barclays Bank PLC
3.930%, due 03/02/26[2]	80,000,000	78,960,733
4.000%, due 01/14/26[2]	83,000,000	82,336,000
4.020%, due 02/04/26[2]	100,000,000	98,961,500
4.025%, due 02/02/26[2]	100,000,000	98,982,570
4.030%, due 01/14/26[2]	63,000,000	62,492,220
4.330%, due 11/26/25[2]	75,000,000	74,792,521
4.340%, due 11/07/25[2]	125,000,000	124,939,722
4.400%, due 11/03/25[2]	115,000,000	115,000,000
Canadian Imperial Bank of Commerce
3.880%, due 11/06/25[2]	155,000,000	154,949,883
3.940%, due 11/05/25[2]	175,000,000	174,961,694
4.010%, due 11/04/25[2]	305,000,000	304,966,026
Commonwealth Bank of Australia
1 day USD SOFR + 0.250%, 4.290%, due 11/03/25[1,2]	50,000,000	50,000,000
1 day USD SOFR + 0.250%, 4.290%, due 11/03/25[1,2]	62,000,000	61,999,877
1 day USD SOFR + 0.260%, 4.300%, due 11/03/25[1,2]	100,000,000	100,000,000
1 day USD SOFR + 0.330%, 4.370%, due 11/03/25[1,2]	100,000,000	100,000,000
Cooperatieve Rabobank UA 4.260%, due 11/07/25	62,000,000	61,970,653
DBS Bank Ltd.
4.100%, due 03/03/26[2]	40,000,000	39,453,333
4.220%, due 12/03/25[2]	125,000,000	124,560,417
4.220%, due 12/05/25[2]	85,000,000	84,681,156
4.310%, due 11/06/25[2]	138,000,000	137,950,435
4.370%, due 11/03/25[2]	125,000,000	125,000,000
DZ Bank AG Deutsche Zentral-Genossenschaftsbank 3.840%, due 11/03/25[2]	875,000,000	875,000,000
Erste Finance Delaware LLC
3.900%, due 11/05/25[2]	505,000,000	504,890,583
3.920%, due 11/04/25[2]	315,000,000	314,965,700
Federation des Caisses Desjardins du Quebec
3.820%, due 04/14/26[2]	125,000,000	122,851,250
3.940%, due 03/18/26[2]	76,752,000	75,617,989
4.030%, due 11/04/25[2]	75,000,000	74,991,604
4.150%, due 02/20/26[2]	125,000,000	123,429,340
4.340%, due 11/14/25[2]	125,000,000	124,834,236
4.340%, due 12/22/25[2]	125,000,000	124,261,597
Mitsubishi UFJ Trust & Banking Corp. 3.830%, due 04/28/26[2]	125,000,000	122,659,444

	Face amount	Value
Commercial paper—(continued)
Banking-non-U.S.—(continued)
Mizuho Bank Ltd.
3.925%, due 02/24/26[2]	$125,000,000	$123,459,983
4.385%, due 11/07/25[2]	125,000,000	124,939,097
National Australia Bank Ltd. 1 day USD SOFR + 0.240%, 4.280%, due 11/03/25[1,2]	99,000,000	99,000,000
National Bank of Canada
4.100%, due 05/18/26[2]	125,000,000	122,209,722
1 day USD SOFR + 0.300%, 4.340%, due 11/03/25[1,2]	125,000,000	125,000,000
Nordea Bank Abp
3.820%, due 04/07/26[2]	104,875,000	103,150,098
4.075%, due 03/02/26[2]	88,000,000	86,814,628
4.160%, due 02/06/26[2]	62,000,000	61,319,378
NRW Bank 4.025%, due 11/04/25[2]	60,000,000	59,993,292
Podium Funding Trust
3.860%, due 04/23/26	80,000,000	78,533,200
3.920%, due 04/07/26	90,000,000	88,481,000
4.330%, due 01/14/26	125,000,000	123,917,500
4.330%, due 01/21/26	61,000,000	60,420,381
4.330%, due 01/23/26	61,000,000	60,405,708
4.340%, due 01/05/26	50,000,000	49,620,250
4.345%, due 11/12/25	118,000,000	117,871,823
4.360%, due 11/21/25	50,000,000	49,891,000
Royal Bank of Canada 4.160%, due 02/23/26[2]	68,000,000	67,119,929
Skandinaviska Enskilda Banken AB
3.900%, due 05/11/26[2]	125,000,000	122,440,625
1 day USD SOFR + 0.260%, 4.530%, due 11/03/25[1,2]	75,000,000	75,000,000
1 day USD SOFR + 0.260%, 4.530%, due 11/03/25[1,2]	125,000,000	125,000,000
1 day USD SOFR + 0.320%, 4.590%, due 11/03/25[1,2]	33,000,000	33,000,000
1 day USD SOFR + 0.320%, 4.590%, due 11/03/25[1,2]	125,000,000	125,000,000
Sumitomo Mitsui Trust Bank Ltd.
3.980%, due 01/23/26[2]	125,000,000	123,880,625
4.255%, due 11/20/25[2]	117,500,000	117,263,907
4.370%, due 11/04/25[2]	125,000,000	124,984,826
Svenska Handelsbanken AB
4.160%, due 02/10/26[2]	125,000,000	123,570,000
1 day USD SOFR + 0.200%, 4.470%, due 11/03/25[1,2]	125,000,000	125,000,000
1 day USD SOFR + 0.260%, 4.530%, due 11/03/25[1,2]	113,000,000	113,000,000
Swedbank AB
4.150%, due 02/20/26[2]	140,000,000	138,240,861
4.470%, due 11/03/25[1]	125,000,000	125,000,000
1 day USD SOFR + 0.200%, 4.470%, due 11/03/25[1,2]	91,000,000	91,000,000
1 day USD SOFR + 0.250%, 4.520%, due 11/03/25[1]	125,000,000	125,000,000
1 day USD SOFR + 0.270%, 4.540%, due 11/03/25[1,2]	125,000,000	125,000,000

34

Prime CNAV Master Fund

Portfolio of investments—October 31, 2025 (unaudited)

	Face amount	Value
Commercial paper—(concluded)
Banking-non-U.S.—(concluded)
1 day USD SOFR + 0.280%, 4.550%, due 11/03/25[1,2]	$125,000,000	$125,000,000
United Overseas Bank Ltd.
1 day USD SOFR + 0.180%, 4.450%, due 11/03/25[1,2]	125,000,000	125,000,000
1 day USD SOFR + 0.200%, 4.470%, due 11/03/25[1,2]	125,000,000	125,000,000
Westpac Banking Corp.
1 day USD SOFR + 0.260%, 4.300%, due 11/03/25[1,2]	125,000,000	125,000,000
1 day USD SOFR + 0.400%, 4.440%, due 11/03/25[1,2]	125,000,000	125,000,000

		9,444,168,733

Banking-U.S.—3.3%
Bedford Row Funding Corp.
3.850%, due 04/13/26[2]	50,000,000	49,139,097
4.140%, due 02/20/26[2]	85,000,000	83,934,525
4.170%, due 02/04/26[2]	50,000,000	49,461,375
1 day USD SOFR + 0.190%, 4.230%, due 11/03/25[1,2]	125,000,000	125,000,000
1 day USD SOFR + 0.230%, 4.270%, due 11/03/25[1,2]	125,000,000	125,000,000
4.310%, due 01/12/26[2]	125,000,000	123,952,431
Collateralized Commercial Paper V Co. LLC
1 day USD SOFR + 0.300%, 4.340%, due 11/03/25[1]	125,000,000	125,000,000
1 day USD SOFR + 0.300%, 4.340%, due 11/03/25[1]	75,000,000	75,000,000
Cooperatieve Rabobank UA 3.930%, due 03/09/26	78,000,000	76,927,110

		833,414,538

Banks—1.0%
Bank of Nova Scotia 4.080%, due 03/03/26[2]	125,000,000	123,300,000
Toronto-Dominion Bank 3.980%, due 03/10/26[2]	125,000,000	123,244,931

		246,544,931
Total commercial paper (cost—$13,328,923,700)		13,328,923,700

Time deposits—4.0%
Banking-non-U.S.—4.0%
ABN AMRO Bank NV 3.830%, due 11/03/25	575,000,000	575,000,000
Credit Agricole Corporate & Investment Bank SA 3.820%, due 11/03/25	170,000,000	170,000,000
Mizuho Bank Ltd. 3.870%, due 11/03/25	275,000,000	275,000,000
Total time deposits (cost—$1,020,000,000)		1,020,000,000

	Face amount	Value
Repurchase agreements—31.3%
Repurchase agreement dated 10/01/25 with BofA Securities, Inc., 4.520% due 02/03/26, collateralized by $33,266,170 various asset-backed convertible bonds, zero coupon to 12.750% due 06/15/26 to 05/01/2119, 129,145, various equity securities; (value—$26,323,549); proceeds: $25,094,167[3]	$25,000,000	$25,000,000
Repurchase agreement dated 10/31/25 with BNP Paribas Securities Corp., 4.000% due 11/03/25, collateralized by $59,892,869 various asset-backed convertible bonds, zero coupon to 11.250% due 11/12/25 to 12/31/79; (value—$54,330,229); proceeds: $50,016,667	50,000,000	50,000,000
Repurchase agreement dated 10/01/25 with BofA Securities, Inc., 4.520% due 02/03/26, collateralized by $63,950,075 various asset-backed convertible bonds, zero coupon to 14.000% due 08/01/26 to 10/23/45, 89,661, various equity securities; (value—$68,668,711); proceeds: $65,244,833[3]	65,000,000	65,000,000
Repurchase agreement dated 06/03/24 with J.P. Morgan Securities LLC, 4.100% due 11/07/25, collateralized by $77,791,000 various asset-backed convertible bonds, 0.250% due 06/01/29; (value—$82,500,057); proceeds: $75,256,250[3]	75,000,000	75,000,000
Repurchase agreement dated 06/03/24 with J.P. Morgan Securities LLC, 4.240% due 01/29/26, collateralized by $105,527,640 various asset-backed convertible bond, zero coupon due 12/01/25; (value—$105,000,002); proceeds: $100,353,333[3]	100,000,000	100,000,000
Repurchase agreement dated 06/03/25 with J.P. Morgan Securities LLC, 4.100% due 11/07/25, collateralized by $67,328,096 various asset-backed convertible bonds, zero coupon to 7.500% due 12/01/25 to 06/15/31; $770 various equity securities; (value—$118,808,639); proceeds: $104,353,333[3]	104,000,000	104,000,000
Repurchase agreement dated 10/31/25 with BofA Securities, Inc., 4.150% due 11/03/25, collateralized by $765,306,907 Federal National Mortgage Association obligations, 3.000% to 4.000% due 11/01/46 to 11/01/49; (value—$129,234,000); proceeds: $126,743,817	126,700,000	126,700,000

35

Prime CNAV Master Fund

Portfolio of investments—October 31, 2025 (unaudited)

	Face amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 10/01/25 with BofA Securities, Inc., 4.520% due 02/03/26, collateralized by $124,042,000 various asset-backed convertible bonds, zero coupon to 8.875% due 12/01/25 to 12/01/44; $668,325 various equity securities; (value—$187,175,414); proceeds: $175,659,167[3]	$175,000,000	$175,000,000
Repurchase agreement dated 10/31/25 with BNP Paribas Securities Corp., 3.960% due 11/03/25, collateralized by $460,847,637 Federal Home Loan Mortgage Corp., obligations, 0.361% to 5.430% due 03/25/26 to 02/25/35, $43,727,571 Federal National Mortgage Association obligations, 1.873% to 4.450% due 07/25/33 to 02/25/40 and $376,963,661 various asset-backed convertible bonds, Zero coupn to 9.250% due 11/03/25 to 01/28/85; (value—$237,369,178); proceeds: $225,074,250	225,000,000	225,000,000

Repurchase agreement dated 10/31/25 with Barclays Bank PLC, 4.150% due 11/03/25, collateralized by $117,309,840 U.S. Treasury Bond Strips, zero coupon due 11/15/34 to 02/15/51, $6,835,600 U.S. Treasury Notes, 4.625% to 4.875% due 11/30/25 to 02/15/35, $256,993,600 U.S. Treasury Bond Principal Strips, zero coupon due 05/15/55, $3,188,202,900 U.S. Treasury Bonds, 1.125% to 4.875% due 02/15/39 to 08/15/55, $226,631,500 U.S. Treasury Inflation Index Bonds, 0.250% to 2.375% due 01/15/27 to 02/15/54 and $7,241,800 U.S. Treasury Inflation Index Notes, 0.375% due 01/15/27; (value—$3,060,000,000); proceeds: $3,001,037,500

	3,000,000,000	3,000,000,000
Repurchase agreement dated 10/31/25 with Fixed Income Clearing Corp. (State Street Bank and Trust Co.) 4.150% due 11/03/25, collateralized by $3,128,518,600 U.S. Treasury Notes, 0.500% to 4.625% due 01/15/26 to 08/15/32, $75,000,000 U.S. Treasury Bill, zero coupon due 03/12/26 and $659,421,900 U.S. Treasury Inflation Index Notes, 0.125% to 0.625% due 01/15/26 to 04/15/26; (value—$4,080,000,355); proceeds: $4,001,383,333	4,000,000,000	4,000,000,000
Total repurchase agreements (cost—$7,945,700,000)		7,945,700,000
Total investments (cost—$24,515,602,367 which approximates cost for federal income tax purposes)—96.4%		24,515,602,367

Other assets in excess of liabilities—3.6%		919,494,526
Net assets—100.0%		$25,435,096,893

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

36

Prime CNAV Master Fund

Portfolio of investments—October 31, 2025 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2025 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets

Certificates of deposit	$—	$2,220,978,667	$—	$2,220,978,667
Commercial paper	—	13,328,923,700	—	13,328,923,700
Time deposits	—	1,020,000,000	—	1,020,000,000
Repurchase agreements	—	7,945,700,000	—	7,945,700,000
Total	$—	$24,515,602,367	$—	$24,515,602,367

At October 31, 2025, there were no transfers in or out of Level 3.

Portfolio footnotes

[1]

Floating or variable rate securities. The rates disclosed are as of October 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

[2]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registrations, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $11,664,661,962, represented 45.9% of the Master Fund’s net assets at period end.

[3]

Investment has a put feature, which allows the Master Fund to accelerate the maturity, and a variable or floating rate. The interest rate shown is the current rate as of October 31, 2025 and changes periodically. The maturity date reflects the earliest put date, interest is paid monthly, and the proceeds represent the receivable of the Master Fund if the put feature was exercised as of October 31, 2025.

See accompanying notes to financial statements.

37

Glossary of terms used in the Portfolio of investments

Portfolio acronyms:

SOFR	Secured Overnight Financing Rate

See accompanying notes to financial statements.

38

Master Trust

Statement of assets and liabilities

October 31, 2025 (unaudited)

	Government Master Fund	Treasury Master Fund	100% US Treasury Master Fund	Prime CNAV Master Fund
Assets:
Investments, at cost
Investments	$17,229,018,622	$27,543,911,590	$14,403,261,733	$16,569,902,367
Repurchase agreements	8,435,000,000	13,579,000,000	—	7,945,700,000

Investments, at value
Investments	17,229,018,622	27,543,911,590	14,403,261,733	16,569,902,367
Repurchase agreements	8,435,000,000	13,579,000,000	—	7,945,700,000
Cash	987,901,512	1,105,390,908	82,418,329	900,193,556
Receivable for interest	22,909,639	23,865,557	4,574,520	23,529,644
Deferred offering costs	—	—	71,376	—
Total assets	26,674,829,773	42,252,168,055	14,490,325,958	25,439,325,567

Liabilities:
Payable for investments purchased	386,517,419	309,166,663	381,453,392	—
Payable to affiliate	4,240,591	7,438,001	2,173,450	4,228,674
Payable to custodian	—	—	80,910	—
Accrued expenses and other liabilities	—	—	78,191	—
Total liabilities	390,758,010	316,604,664	383,785,943	4,228,674
Net assets, at value	$26,284,071,763	$41,935,563,391	$14,106,540,015	$25,435,096,893

See accompanying notes to financial statements.

39

Master Trust

Statement of operations

For the six months ended October 31, 2025 (unaudited)

	Government Master Fund	Treasury Master Fund	100% US Treasury Master Fund	Prime CNAV Master Fund
Investment income:
Interest	$549,884,526	$981,055,364	$263,847,612	$568,088,404
Expenses:
Investment advisory and administration fees	12,729,774	22,464,130	6,179,397	12,775,985
Custody and fund accounting fees	—	—	156,061	—
Trustees’ fees	52,168	89,424	61,509	52,136
Professional services fees	—	—	62,526	—
Printing and shareholder report fees	—	—	4,821	—
Other expenses	—	—	43,195	—
Total expenses	12,781,942	22,553,554	6,507,509	12,828,121
Less: Fee waivers and/or Trustees’ fees reimbursement by administrator	—	—	(296,165)	—
Net expenses	12,781,942	22,553,554	6,211,344	12,828,121
Net investment income (loss)	537,102,584	958,501,810	257,636,268	555,260,283
Net realized gain (loss)	—	239,668	108,108	—
Net increase (decrease) in net assets resulting from operations	$537,102,584	$958,741,478	$257,744,376	$555,260,283

See accompanying notes to financial statements.

40

Master Trust

Statement of changes in net assets

	Government Master Fund
	For the six months ended October 31, 2025 (unaudited)	For the year ended April 30, 2025
From operations:

Net investment income (loss)	$537,102,584	$1,248,575,044
Net realized gain (loss)	—	1,158,182
Net increase (decrease) in net assets resulting from operations	537,102,584	1,249,733,226
Net increase (decrease) in net assets from beneficial interest transactions	1,704,214,514	(530,449,132)
Net increase (decrease) in net assets	2,241,317,098	719,284,094
Net assets:

Beginning of period	24,042,754,665	23,323,470,571
End of period	$26,284,071,763	$24,042,754,665

	Treasury Master Fund
	For the six months ended October 31, 2025 (unaudited)	For the year ended April 30, 2025
From operations:

Net investment income (loss)	$958,501,810	$2,022,437,831
Net realized gain (loss)	239,668	—
Net increase (decrease) in net assets resulting from operations	958,741,478	2,022,437,831
Net increase (decrease) in net assets from beneficial interest transactions	(440,470,473)	297,824,288
Net increase (decrease) in net assets	518,271,005	2,320,262,119
Net assets:

Beginning of period	41,417,292,386	39,097,030,267
End of period	$41,935,563,391	$41,417,292,386

	100% US Treasury Master Fund
	For the six months ended October 31, 2025 (unaudited)	For the year ended April 30, 2025
From operations:

Net investment income (loss)	$257,636,268	$312,136,145
Net realized gain (loss)	108,108	67,921
Net increase (decrease) in net assets resulting from operations	257,744,376	312,204,066
Net increase (decrease) in net assets from beneficial interest transactions	3,897,402,069	9,614,090,492
Net increase (decrease) in net assets	4,155,146,445	9,926,294,558
Net assets:

Beginning of period	9,951,393,570	25,099,012
End of period	$14,106,540,015	$9,951,393,570

See accompanying notes to financial statements.

41

Master Trust

Statement of changes in net assets

	Prime CNAV Master Fund
	For the six months ended October 31, 2025 (unaudited)	For the year ended April 30, 2025
From operations:

Net investment income (loss)	$555,260,283	$1,042,986,492
Net realized gain (loss)	—	66,584
Net increase (decrease) in net assets resulting from operations	555,260,283	1,043,053,076
Net increase (decrease) in net assets from beneficial interest transactions	(167,446,124)	10,647,278,707	*
Net increase (decrease) in net assets	387,814,159	11,690,331,783
Net assets:

Beginning of period	25,047,282,734	13,356,950,951
End of period	$25,435,096,893	$25,047,282,734

*

Includes $8,370,789,961 attributed to the Plan of Reorganization pursuant to which Prime Master Fund transferred its assets to Prime CNAV Master Fund. Refer to the Reorganization of Funds in the notes to financial statements for further details.

See accompanying notes to financial statements.

42

Government Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Six months ended October 31, 2025 (unaudited)	Years ended April 30,
		2025	2024	2023	2022	2021
Ratios to average net assets:
Expenses before fee waivers	0.10%[1]	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.10%[1]	0.10%	0.10%	0.04%	0.06%	0.10%
Net investment income (loss)	4.20%[1]	4.77%	5.25%	3.78%	0.02%	0.09%
Supplemental data:
Total investment return[2]	2.17%	4.90%	5.39%	3.14%	0.03%	0.08%
Net assets, end of period (000’s)	$26,284,072	$24,042,755	$23,323,471	$19,234,965	$4,297,678	$8,822,693

[1]	Annualized.
[2]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

43

Treasury Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Six months ended October 31, 2025 (unaudited)	Years ended April 30,
		2025	2024	2023	2022	2021
Ratios to average net assets:
Expenses before fee waivers	0.10%[1]	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.10%[1]	0.10%	0.10%	0.10%	0.06%	0.09%
Net investment income (loss)	4.20%[1]	4.76%	5.24%	3.23%	0.04%	0.09%
Supplemental data:
Total investment return[2]	2.17%	4.89%	5.36%	3.06%	0.04%	0.08%
Net assets, end of period (000’s)	$41,935,563	$41,417,292	$39,097,030	$34,877,847	$21,681,389	$32,675,191

[1]	Annualized.
[2]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

44

100% US Treasury Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Six months ended October 31, 2025 (unaudited)	Year ended April 30, 2025	For the period from March 13, 2024[1] to April 30, 2024
Ratios to average net assets:
Expenses before fee waivers	0.10%[2]	0.11%	1.73%[2]
Expenses after fee waivers	0.10%[2]	0.10%	0.10%[2]
Net investment income (loss)	4.15%[2]	4.53%	5.26%[2]
Supplemental data:
Total investment return[3]	2.14%	4.95%	0.70%
Net assets, end of period (000’s)	$14,106,540	$9,951,394	$25,099

[1]	Commencement of operations.
[2]	Annualized.
[3]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

45

Prime CNAV Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Six months ended October 31, 2025 (unaudited)	Years ended April 30,
		2025	2024	2023	2022	2021
Ratios to average net assets:
Expenses	0.10%[1]	0.10%	0.10%	0.10%	0.10%	0.10%
Net investment income (loss)	4.33%[1]	4.80%	5.41%	3.84%	0.08%	0.19%
Supplemental data:
Total investment return[2]	2.23%	5.01%	5.55%	3.27%	0.09%	0.17%
Net assets, end of period (000’s)	$25,435,097	$25,047,283	$13,356,951	$8,966,285	$1,908,435	$4,449,407

[1]	Annualized.
[2]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

46

Master Trust

Notes to financial statements (unaudited)

Organization and significant accounting policies

Government Master Fund, Treasury Master Fund, 100% US Treasury Master Fund, and Prime CNAV Master Fund (each a “Master Fund”, collectively, the “Master Funds”) are each registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of Master Trust, an open-end management investment company organized as a Delaware statutory trust on June 12, 2007. The Trust is a series mutual fund with four series.

Treasury Master Fund commenced operations on August 28, 2007. Prime CNAV Master Fund commenced operations on January 19, 2016, Government Master Fund commenced operations on June 24, 2016, and 100% US Treasury Master Fund commenced operations on March 13, 2024.

UBS Asset Management (Americas) LLC (“UBS AM”) is the investment advisor and administrator for the Master Funds. UBS AM is an indirect wholly owned subsidiary of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

Master Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

Each Master Fund may issue any number of interests and each interest shall have a par value of $0.001 per interest. The interests of a Master Fund shall represent a proportional beneficial interest in the net assets belonging to that series. Each holder of interests of a Master Fund shall be entitled to receive his or her pro rata share of all distributions made with respect to such Master Fund according to the investor’s ownership percentage of such Master Fund on the record date established for payment. Upon redemption of interests, an investor shall be paid solely out of the assets and property of such Master Fund. Beneficial interests in the Trust are not registered under the Securities Act of 1933, as amended, since such interests are issued in private placement transactions.

In the normal course of business, the Master Funds may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Master Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Funds that have not yet occurred. However, the Master Funds have not had any prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Master Funds’ financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Master Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280)—Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Master Funds’ financial position or the results of their operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Master Funds’ portfolio management team acts as the Master Funds’ CODM. Each of the Master Funds represents a single operating segment, as the CODM monitors the operating results of each Master Fund as a whole, and the Master Fund’s long-term strategic asset allocation is pre-determined in accordance

47

Master Trust

Notes to financial statements (unaudited)

with the Master Fund’s single investment objective which is executed by the Master Fund’s portfolio managers as a team. The financial information in the form of the Master Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which are used by the CODM to assess the segment’s performance versus the Master Fund’s comparative benchmarks and to make resource allocation decisions for the Master Fund’s single segment, is consistent with that presented within the Master Fund’s financial statements. Segment assets are reflected on the accompanying statements of assets and liabilities as “total assets” and significant segment expenses are listed on the accompanying statements of operations.

In December 2023, FASB issued Accounting Standards Update 2023-09, Income Taxes (Topic 740)—Improvements to Income Tax Disclosures (“ASU 2023-09”). The amendments enhance income tax disclosures by requiring greater disaggregation in the rate reconciliation and income taxes paid by jurisdiction, while eliminating certain outdated disclosure requirements. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the impact of ASU 2023-09 but does not expect it to have a material impact on the financial statements.

The following is a summary of significant accounting policies:

Valuation of investments

Under Rule 2a-7, Government Master Fund, Treasury Master Fund, 100% US Treasury Master Fund, and Prime CNAV Master Fund have adopted certain policies that enable them to use the amortized cost method of valuation. Government Master Fund, Treasury Master Fund and 100% US Treasury Master Fund, have adopted a policy to operate as “government money market funds”. Under Rule 2a-7, a “government money market fund” invests 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities). Prime CNAV Master Fund operates as a “retail money market fund”. Under Rule 2a-7, a “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. As “government money market funds” and as a “retail money market fund”, Government Master Fund, Treasury Master Fund, 100% US Treasury Master Fund, and Prime CNAV Master Fund value their investments at amortized cost unless UBS AM, as the valuation designee appointed by Master Trust’s Board of Trustees (the “Board”) pursuant to Rule 2a-5 under the 1940 Act, determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by Government Master Fund, Treasury Master Fund, 100% US Treasury Master Fund, and Prime CNAV Master Fund is performed in an effort to ensure that amortized cost approximates market value.

The Board has designated UBS AM as the valuation designee pursuant to Rule 2a-5 under the 1940 Act and delegated to UBS AM the responsibility for making fair value determinations with respect to portfolio holdings. UBS AM, as the valuation designee, is responsible for periodically assessing any material risks associated with the determination of the fair value of investments; establishing and applying fair value methodologies; testing the appropriateness of fair value methodologies; and overseeing and evaluating third-party pricing services. UBS AM has the Equities, Fixed Income, and Multi-Asset Valuation Committee (the “VC”) to assist with its designated responsibilities as valuation designee with respect to the Master Funds’ portfolios of investments. The types of investments for which such fair value pricing may be necessary include, but are not limited to: investments of an issuer that has entered into a restructuring; fixed-income investments that have gone into default and for which there is no current market value quotation; Section 4(a)(2) commercial paper; investments that are restricted as to transfer or resale; illiquid investments; and investments for which the prices or values available do not, in the judgment of the VC, represent current market value. The need to fair value a Master Fund’s portfolio of investments may also result from low trading volume in foreign markets or thinly traded investments. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investments are purchased and sold.

48

Master Trust

Notes to financial statements (unaudited)

Each Master Fund’s portfolio holdings may also consist of shares of other investment companies in which the Master Fund invests. The value of each such open-end investment company will generally be its net asset value at the time a Master Fund’s beneficial interests are priced. Pursuant to each Master Fund’s use of the practical expedient within ASC Topic 820, investments in non-registered investment companies and/or investments in investment companies without publicly published prices are also valued at the daily net asset value. Each investment company generally values investments in a manner as described in that investment company’s prospectus or similar documents.

US GAAP requires disclosure regarding the various inputs that are used in determining the value of each Master Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of each Master Fund’s own assumptions in determining the fair value of investments.

A fair value hierarchy table has been included near the end of each Master Fund’s Portfolio of investments.

Liquidity fee—Consistent with Rule 2a-7, the Board is permitted to impose a liquidity fee on redemptions from Prime CNAV Master Fund under certain circumstances. Liquidity fees would reduce the amount an interest holder receives upon redemption of its beneficial interests. Prime CNAV Master Fund retains the liquidity fees for the benefit of its remaining interest holders. For the period ended October 31, 2025, the Board of Prime CNAV Master Fund did not impose any liquidity fees.

By operating as “government money market funds”, Government Master Fund, Treasury Master Fund and 100% US Treasury Master Fund are exempt from requirements that permit the imposition of a liquidity fee. While the Board may elect to subject Government Master Fund, Treasury Master Fund and 100% US Treasury Master Fund to liquidity fee requirements in the future, the Board has not elected to do so at this time.

Repurchase agreements—Each Master Fund (except 100% US Treasury Master Fund) may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. In all cases, underlying collateral (the purchased obligations) is valued daily in an effort to ensure that the value of the purchased securities, including accrued interest, is at least equal to the repurchase price. Such Master Funds maintain custody of the purchased securities prior to their repurchase, either through their regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Master Funds and their counterparty (in either case, in accordance with the 1940 Act).

In certain cases, these repurchase agreements are cleared through a central counterparty so that each of the Master Fund and the seller faces the central counterparty on the trade. These cleared repurchase agreements are subject to additional rules and requirements of the central counterparty and are also subject to a bilateral agreement between the Master Fund and the clearing member through which the Master Fund’s transaction was effected. The Master Fund maintains custody of the securities prior to their repurchase in accordance with the 1940 Act. Repurchase agreements collateralized by US Treasury securities will be subject to mandatory clearing as of June 30, 2027.

Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that the collateral is at

49

Master Trust

Notes to financial statements (unaudited)

least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by a fund upon acquisition is accrued as interest and included in its net investment income. In the event of default of the obligation to repurchase, the Master Funds generally have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds, equities and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. Moreover, repurchase agreements secured by obligations that are not eligible for direct investment under Rule 2a-7 or a fund’s investment strategies and limitations may require the Master Fund to promptly dispose of such collateral if the seller or guarantor becomes insolvent. If the seller (or seller’s guarantor, if any) becomes insolvent, the Master Funds may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by any other party to the transaction (including by the central counterparty in the case of cleared repurchase agreements), realization and/or retention of the collateral may be subject to legal proceedings. Each such Master Fund intends to enter into repurchase agreements only in transactions with counterparties believed by UBS AM to present minimal credit risk.

The relevant Master Funds may participate in joint repurchase agreement transactions with other funds managed or advised by UBS AM. Government Master Fund, Treasury Master Fund and Prime CNAV Master Fund may engage in repurchase agreements as part of normal investing strategies.

Under certain circumstances, a Master Fund may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in its portfolio at the end of the day in order to avoid having the Master Fund potentially exposed to a fee for uninvested cash held in a business account at a bank.

Investment transactions and investment income—Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Concentration of risk—The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic, political and other developments particular to a specific industry, country, state or region.

Deferred offering costs—Offering costs consist primarily of legal fees and other costs incurred with organizing and registering a fund. With respect to 100% US Treasury Preferred Fund, deferred offering costs are amortized over a period of 12 months.

Investment advisor and administrator

UBS AM serves as the investment advisor and administrator to each Master Fund pursuant to an investment advisory and administration contract (“Management Contract”) approved by the Board. In accordance with the Management Contract, each Master Fund pays UBS AM an investment advisory and administration fee (“management fee”), which is accrued daily and paid monthly, at the below annual rates, as a percentage of each Master Fund’s average daily net assets:

Average daily net assets	Annual rate
Up to $30 billion	0.1000%
In excess of $30 billion up to $40 billion	0.0975
In excess of $40 billion up to $50 billion	0.0950
In excess of $50 billion up to $60 billion	0.0925
Over $60 billion	0.0900

50

Master Trust

Notes to financial statements (unaudited)

At October 31, 2025, the Master Fund owed UBS AM for investment advisory and administration services, net of waivers (if any), as follows:

Fund	Net amount owed to UBS AM
Government Master Fund	$4,240,591
Treasury Master Fund	7,438,001
100% US Treasury Master Fund	2,173,450
Prime CNAV Master Fund	4,228,674

In exchange for these fees, for each Master Fund except 100% US Treasury Master Fund, UBS AM has agreed to bear all of the Master Funds’ expenses other than interest (except interest on borrowings), taxes, extraordinary costs and the cost of securities purchased and sold by such Master Funds, including any transaction costs. Although UBS AM is not obligated to pay the fees and expenses of such Master Funds’ independent trustees, it is contractually obligated to reduce its management fee in an amount equal to those fees and expenses. UBS AM estimates that these fees and expenses will be less than 0.01% of each Master Fund’s average daily net assets.

With respect to 100% US Treasury Master Fund, such Master Fund will bear all expenses not specifically assumed by UBS AM incurred in its operations and the offering of its shares. UBS AM has contractually agreed to waive its management fees and/or reimburse expenses so that this Master Fund’s ordinary total operating expenses through August 31, 2026 (excluding, as applicable, (i) dividend expense, borrowing costs, and interest expense relating to short sales and (ii) investments in other investment companies, interest, taxes, brokerage commissions, expenses related to interest holders’ meetings and extraordinary expenses) do not exceed 0.10%. The contractual fee waiver agreement also provides that UBS AM is entitled to be reimbursed for any fees it waives and expenses it reimburses to the extent such reimbursement can be made during the three years following the period during which such fee waivers and expense reimbursements were made, provided that the reimbursement of UBS AM by 100% US Treasury Master Fund will not cause such Master Fund to exceed the lesser of any applicable expense limit that is in place for such Master Fund (i) at the time of the waiver or reimbursement or (ii) at the time of the recoupment. The fee waiver/expense reimbursement agreement may be terminated by the Trust’s board at any time and also will terminate automatically upon the expiration or termination of such Master Fund’s management contract with UBS AM.

At October 31, 2025, UBS AM waived the below amounts, which are subject to future renouncements which expire according to the dates below:

Fund	Fee waivers/expense reimbursements subject to repayment	Expires April 30, 2027	Expires April 30, 2028	Expires April 30, 2029
100% US Treasury Master Fund	$802,350	$54,171	$452,014	$296,165

Beneficial interest transactions

Government Master Fund

	For the six months ended October 31, 2025	For the year ended April 30, 2025
Contributions	$44,688,129,006	$92,715,049,160
Withdrawals	(42,983,914,492)	(93,245,498,292)
Net increase (decrease) in beneficial interest	$1,704,214,514	$(530,449,132)

51

Master Trust

Notes to financial statements (unaudited)

Treasury Master Fund

	For the six months ended October 31, 2025	For the year ended April 30, 2025
Contributions	$64,623,143,333	$83,950,122,114
Withdrawals	(65,063,613,806)	(83,652,297,826)
Net increase (decrease) in beneficial interest	$(440,470,473)	$297,824,288

100% US Treasury Master Fund

	For the six months ended October 31, 2025	For the year ended April 30, 2025
Contributions	$10,533,630,006	$14,987,658,097
Withdrawals	(6,636,227,937)	(5,373,567,605)
Net increase (decrease) in beneficial interest	$3,897,402,069	$9,614,090,492

Prime CNAV Master Fund

	For the six months ended October 31, 2025	For the year ended April 30, 2025
Contributions	$7,140,561,380	$27,537,686,305 *
Withdrawals	(7,308,007,504)	(16,890,407,598)
Net increase (decrease) in beneficial interest	$(167,446,124)	$10,647,278,707

*

Includes $8,370,789,961 attributed to the Plan of Reorganization pursuant to which Prime Master Fund transferred its assets to Prime CNAV Master Fund. Refer to the Reorganization of Funds in the notes to financial statements for further details.

Federal tax status

Each Master Fund is considered a non-publicly traded partnership for federal income tax purposes under the Internal Revenue Code; therefore, no federal tax provision is necessary. As such, each investor in a Master Fund is treated as owning its proportionate share of the net assets, income, expenses, and realized and unrealized gains and losses of the Master Fund. UBS AM intends that each Master Fund’s assets, income and distributions will be managed in such a way that an investor in a Master Fund will be able to continue to qualify as a regulated investment company by investing its net assets through the Master Fund.

Aggregate cost for federal income tax purposes was substantially the same for book purposes.

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Master Funds have conducted an analysis and concluded, as of October 31, 2025, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. The Master Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the period ended October 31, 2025, the Funds did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2025 and since inception for 100% US Treasury Master Fund, remains subject to examination by the Internal Revenue Service and state taxing authorities.

52

Master Trust

Notes to financial statements (unaudited)

Reorganization of Fund

Following the close of business August 23, 2024, the Target Fund reorganized into the existing Destination Fund within the Trust. The reorganization into the existing Destination Fund was as follows:

Target Fund	Destination Fund
Prime Master Fund	Prime CNAV Master Fund

Pursuant to an Agreement and Plan of Reorganization, the Target Fund transferred all of its property and assets to the Destination Fund. In exchange, the Destination Fund assumed all of the liabilities of the Target Fund and issued a proportionate interest to the Target Fund, as described below. The reorganization was accomplished by a tax-free exchange of the net assets of the Target Fund for a proportionate interest of the Destination Fund outstanding following the close of business on August 23, 2024. The allocated cost basis of the investments received from the Target Fund were carried forward to align ongoing reporting of the related feeder funds’ allocated realized and unrealized gains and losses with amounts distributable to feeder fund shareholders for tax purposes.

Target Fund	Destination Fund	Dollar Amount
Prime Master Fund	Prime CNAV Master Fund	$8,370,789,961

The net assets of the Target Fund, including unrealized appreciation (depreciation), were combined with those of the Destination Fund. These amounts were as follows:

Target Fund	Target Fund Unrealized Appreciation (Depreciation)	Target Fund Net Assets	Destination Fund	Destination Fund Net Assets Prior to Reorganization	Net Assets After Reorganization
Prime Master Fund	$(1,124,223)	$8,370,789,961	Prime CNAV Master Fund	$16,158,299,089	$24,529,089,050

53

Trustees

Virginia G. Breen

Richard R. Burt

Bernard H. Garil

Heather R. Higgins

Chair

David R. Malpass

Administrator (and Manager for the Master Funds)

UBS Asset Management (Americas) LLC

1285 Avenue of the Americas

New York, NY 10019

Principal Underwriter (for the feeder funds)

UBS Asset Management (US) Inc.

1285 Avenue of the Americas

New York, NY 10019

The financial information included herein is taken from the records of the Funds without examination by indepen-dent registered public accountants who do not express an opinion thereon.

This report is not to be used in connection with the offering of shares in the Funds unless accompanied or preceded by an effective prospectus.

© UBS 2025. All rights reserved.

UBS Asset Management (Americas) LLC

1285 Avenue of the Americas

New York, NY 10019

S1663

UBS Institutional/Reserves Funds

Semiannual Financial Statements  |  October 31, 2025

Includes:

•	UBS Select Government Institutional Fund
•	UBS Select Treasury Institutional Fund
•	UBS Select 100% US Treasury Institutional Fund
•	UBS Prime Reserves Fund

UBS Institutional/Reserves Funds

Statement of assets and liabilities

October 31, 2025 (unaudited)

	UBS Select Government Institutional Fund	UBS Select Treasury Institutional Fund	UBS Select 100% US Treasury Institutional Fund	UBS Prime Reserves Fund
Assets:
Investments in Master Fund, at cost (which approximates cost for federal income tax purposes)	$9,623,175,792	$19,089,901,965	$7,437,989,726	$15,087,708,494
Investments in Master Fund, at value	9,623,175,792	19,089,901,965	7,437,989,726	15,087,708,494
Other assets	—	—	26,925	—
Total assets	9,623,175,792	19,089,901,965	7,438,016,651	15,087,708,494

Liabilities:
Dividends payable to shareholders	34,074,182	67,399,645	25,153,498	55,391,194
Payable to affiliate	1,242,887	2,591,940	886,556	1,995,501
Payable to custodian	—	—	4,909	—
Accrued expenses and other liabilities	2,725	9,810	948,025	16,526
Total liabilities	35,319,794	70,001,395	26,992,988	57,403,221
Net assets	$9,587,855,998	$19,019,900,570	$7,411,023,663	$15,030,305,273

Net assets consists of:
Beneficial interest shares of $0.001 par value (unlimited amount authorized)	9,587,442,647	19,019,798,787	7,410,919,619	15,030,331,152
Distributable earnings (accumulated losses)	413,351	101,783	104,044	(25,879)
Net assets	$9,587,855,998	$19,019,900,570	$7,411,023,663	$15,030,305,273
Shares outstanding	9,587,452,361	19,019,799,104	7,410,919,619	15,029,456,474
Net asset value per share	$1.00	$1.00	$1.00	$1.00

See accompanying notes to financial statements and the attached Master Trust financial statements.

1

UBS Institutional/Reserves Funds

Statement of operations

For the six months ended October 31, 2025 (unaudited)

(Expressed in U.S. Dollars)

	UBS Select Government Institutional Fund	UBS Select Treasury Institutional Fund	UBS Select 100% US Treasury Institutional Fund	UBS Prime Reserves Fund
Investment income:
Interest income allocated from Master Fund	$210,692,080	$424,154,603	$146,470,258	$334,255,112
Expenses allocated from Master Fund	(4,897,194)	(9,751,268)	(3,445,677)	(7,548,751)
Net investment income allocated from Master Fund	205,794,886	414,403,335	143,024,581	326,706,361
Expenses:
Administration fees	3,883,170	7,829,597	2,728,451	5,992,193
Transfer agency and related services fees	—	—	132,572	—
Accounting fees	—	—	4,216	—
Trustees’ fees	27,350	43,441	45,435	35,835
Professional fees	—	—	49,865	—
Reports and notices to shareholders	—	—	12,752	—
Federal and state registration fees	—	—	124,900	—
Other expenses	—	—	24,530	—
Total expenses	3,910,520	7,873,038	3,122,721	6,028,028
Less: Fee waivers and/or expense reimbursements by administrator	—	—	(377,713)	—
Net expenses	3,910,520	7,873,038	2,745,008	6,028,028
Net investment income (loss)	201,884,366	406,530,297	140,279,573	320,678,333
Net realized gain (loss) allocated from Master Fund	—	101,786	64,742	—
Net increase (decrease) in net assets resulting from operations	$201,884,366	$406,632,083	$140,344,315	$320,678,333

See accompanying notes to financial statements and the attached Master Trust financial statements.

2

UBS Institutional/Reserves Funds

Statement of changes in net assets

	UBS Select Government Institutional Fund
	For the six months ended October 31, 2025 (unaudited)	For the year ended April 30, 2025
From operations:

Net investment income (loss)	$201,884,366	$425,515,645
Net realized gain (loss) allocated from Master Fund	—	413,615
Net increase (decrease) in net assets resulting from operations	201,884,366	425,929,260
Total distributions	(201,884,366)	(425,515,645)
Net increase (decrease) in net assets from beneficial interest transactions	580,332,030	1,584,252,117
Net increase (decrease) in net assets	580,332,030	1,584,665,732
Net assets:

Beginning of period	9,007,523,968	7,422,858,236
End of period	$9,587,855,998	$9,007,523,968

	UBS Select Treasury Institutional Fund
	For the six months ended October 31, 2025 (unaudited)	For the year ended April 30, 2025
From operations:

Net investment income (loss)	$406,530,297	$865,190,405
Net realized gain (loss) allocated from Master Fund	101,786	—
Net increase (decrease) in net assets resulting from operations	406,632,083	865,190,405
Total distributions	(406,530,297)	(865,190,405)
Net increase (decrease) in net assets from beneficial interest transactions	1,486,284,008	(166,946,402)
Net increase (decrease) in net assets	1,486,385,794	(166,946,402)
Net assets:

Beginning of period	17,533,514,776	17,700,461,178
End of period	$19,019,900,570	$17,533,514,776

See accompanying notes to financial statements and the attached Master Trust financial statements.

3

UBS Institutional/Reserves Funds

Statement of changes in net assets

	UBS Select 100% US Treasury Institutional Fund
	For the six months ended October 31, 2025 (unaudited)	For the year ended April 30, 2025
From operations:

Net investment income (loss)	$140,279,573	$179,322,289
Net realized gain (loss) allocated from Master Fund	64,742	39,302
Net increase (decrease) in net assets resulting from operations	140,344,315	179,361,591
Total distributions	(140,279,573)	(179,322,289)
Net increase (decrease) in net assets from beneficial interest transactions	1,063,344,487	6,339,195,421
Net increase (decrease) in net assets	1,063,409,229	6,339,234,723
Net assets:

Beginning of period	6,347,614,434	8,379,711
End of period	$7,411,023,663	$6,347,614,434

	UBS Prime Reserves Fund
	For the six months ended October 31, 2025 (unaudited)	For the year ended April 30, 2025
From operations:

Net investment income (loss)	$320,678,333	$569,275,909
Net realized gain (loss) allocated from Master Fund	—	36,859
Net increase (decrease) in net assets resulting from operations	320,678,333	569,312,768
Total distributions	(320,678,333)	(569,275,909)
Net increase (decrease) in net assets from beneficial interest transactions	863,072,921	6,810,946,439	*
Net increase (decrease) in net assets	863,072,921	6,810,983,298
Net assets:

Beginning of period	14,167,232,352	7,356,249,054
End of period	$15,030,305,273	$14,167,232,352

*

Includes $5,156,261,571 attributed to the Plan of Reorganization pursuant to which UBS Select Prime Institutional Fund transferred its assets to UBS Prime Reserves Fund. Refer to the Reorganization of Fund in the notes to financial statements for further details.

See accompanying notes to financial statements and the attached Master Trust financial statements.

4

UBS Select Government Institutional Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Six months ended October 31, 2025 (unaudited)	Years ended April 30,
		2025	2024	2023	2022	2021
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income (loss)	0.021	0.047	0.052	0.030	0.000 [1]	0.000 [1]
Net realized and unrealized gain (loss)	—	0.000 [1]	—	—	0.000 [1]	0.000 [1]
Net increase (decrease) from operations	0.021	0.047	0.052	0.030	0.000 [1]	0.000 [1]
Dividends from net investment income	(0.021)	(0.047)	(0.052)	(0.030)	(0.000)[1]	(0.000)[1]
Distributions from net realized gains	—	—	—	—	(0.000)[1]	(0.000)[1]
Total dividends and distributions	(0.021)	(0.047)	(0.052)	(0.030)	(0.000)[1]	(0.000)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[2]	2.08%	4.68%	5.25%	2.98%	0.02%	0.04%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements[3]	0.18%[4]	0.18%	0.18%	0.18%	0.18%	0.18%
Expenses after fee waivers and/or expense reimbursements[3]	0.18%[4]	0.18%	0.18%	0.12%	0.07%	0.15%
Net investment income (loss)[3]	4.13%[4]	4.69%	5.19%	3.65%	0.02%	0.04%
Supplemental data:
Net assets, end of period (000’s)	$9,587,856	$9,007,524	$7,422,858	$5,767,123	$1,683,237	$2,825,954

[1]	Amount represents less than $0.0005 or $(0.0005) per share.
[2]

Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[3]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.
[4]	Annualized.

See accompanying notes to financial statements and the attached Master Trust financial statements.

5

UBS Select Treasury Institutional Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Six months ended October 31, 2025 (unaudited)	Years ended April 30,
		2025	2024	2023	2022	2021
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income (loss)	0.021	0.047	0.052	0.029	0.000 [1]	0.000 [1]
Net realized and unrealized gain (loss)	0.000 [1]	—	—	(0.000)[1]	—	—
Net increase (decrease) from operations	0.021	0.047	0.052	0.029	0.000 [1]	0.000 [1]
Dividends from net investment income	(0.021)	(0.047)	(0.052)	(0.029)	(0.000)[1]	(0.000)[1]
Distributions from net realized gains	—	—	(0.000)[1]	—	—	—
Total dividends and distributions	(0.021)	(0.047)	(0.052)	(0.029)	(0.000)[1]	(0.000)[1]
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[2]	2.08%	4.67%	5.23%	2.91%	0.03%	0.04%
Ratios to average net assets:
Expenses before fee waivers /Trustees’ fees reimbursements[3]	0.18%[4]	0.18%	0.18%	0.18%	0.18%	0.18%
Expenses after fee waivers / Trustees’ fees reimbursements[3]	0.18%[4]	0.18%	0.18%	0.18%	0.07%	0.13%
Net investment income (loss)[3]	4.13%[4]	4.70%	5.17%	3.19%	0.03%	0.05%
Supplemental data:
Net assets, end of period (000’s)	$19,019,901	$17,533,515	$17,700,461	$14,119,574	$7,592,865	$10,472,327

[1]	Amount represents less than $0.0005 or $(0.0005) per share.
[2]

Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[3]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.
[4]	Annualized.

See accompanying notes to financial statements and the attached Master Trust financial statements.

6

UBS Select 100% US Treasury Institutional Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Six months ended October 31, 2025 (unaudited)	Year ended April 30,	For the period from March 13, 2024[1] to April 30, 2024
		2025
Net asset value, beginning of period	$1.00	$1.00	$1.00
Net investment income (loss)	0.021	0.047	0.007
Net realized and unrealized gain (loss)	0.000 [2]	0.000 [2]	—
Net increase (decrease) from operations	0.021	0.047	0.007
Dividends from net investment income	(0.021)	(0.047)	(0.007)
Distributions from net realized gains	—	—	—
Total dividends and distributions	(0.021)	(0.047)	(0.007)
Net asset value, end of period	$1.00	$1.00	$1.00
Total investment return[3]	2.05%	4.66%	0.69%
Ratios to average net assets:
Expenses before fee waivers /Trustees’ fees reimbursements[4]	0.19%[5]	0.22%	3.08%[5]
Expenses after fee waivers /Trustees’ fees reimbursements[4]	0.18%[5]	0.18%	0.18%[5]
Net investment income (loss)[4]	4.08%[5]	4.44%	5.18%[5]
Supplemental data:
Net assets, end of period (000’s)	$7,411,024	$6,347,614	$8,380

[1]	Commencement of operations.
[2]	Amount represents less than $0.0005 or $(0.0005) per share.
[3]

Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[4]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.
[5]	Annualized.

See accompanying notes to financial statements and the attached Master Trust financial statements.

7

UBS Prime Reserves Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Six months ended October 31, 2025 (unaudited)	Years ended April 30,
		2025	2024	2023	2022	2021
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income (loss)	0.021	0.048	0.053	0.031	0.000 [1]	0.001
Net realized and unrealized gain (loss)	—	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]	0.000 [1]
Net increase (decrease) from operations	0.021	0.048	0.053	0.031	0.000 [1]	0.001
Dividends from net investment income	(0.021)	(0.048)	(0.053)	(0.031)	(0.000)[1]	(0.001)
Distributions from net realized gains	—	—	—	—	(0.000)[1]	(0.000)[1]
Total dividends and distributions	(0.021)	(0.048)	(0.053)	(0.031)	(0.000)[1]	(0.001)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total investment return[2]	2.14%	4.78%	5.40%	3.11%	0.04%	0.10%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements[3]	0.18%[4]	0.18%	0.18%	0.18%	0.18%	0.18%
Expenses after fee waivers and/or expense reimbursements[3]	0.18%[4]	0.18%	0.18%	0.18%	0.15%	0.18%
Net investment income (loss)[3]	4.26%[4]	4.72%	5.34%	3.78%	0.03%	0.12%
Supplemental data:
Net assets, end of period (000’s)	$15,030,305	$14,167,232	$7,356,249	$5,407,481	$1,036,118	$2,021,456

[1]	Amount represents less than $0.0005 or $(0.0005) per share.
[2]

Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[3]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.
[4]	Annualized.

See accompanying notes to financial statements and the attached Master Trust financial statements.

8

UBS Institutional/Reserves Funds

Notes to financial statements (unaudited)

Organization and significant accounting policies

UBS Select Government Institutional Fund (“Government Institutional Fund”), UBS Select Treasury Institutional Fund (“Treasury Institutional Fund”), UBS Select 100% US Treasury Institutional Fund (“100% US Treasury Institutional Fund”), and UBS Prime Reserves Fund (“Prime Reserves Fund), (each a “Fund”, collectively, the “Funds”) are each registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of UBS Series Funds (the “Trust”), an open-end management investment company organized as a Delaware statutory trust on April 29, 1998. The Trust is a series mutual fund with thirteen series. The financial statements for the other series of the Trust are not included herein.

Government Institutional Fund, Treasury Institutional Fund, 100% US Treasury Institutional Fund, and Prime Reserves Fund are “feeder funds” that invest all of their investable assets in “master funds”—Government Master Fund, Treasury Master Fund, 100% US Treasury Master Fund, and Prime CNAV Master Fund, respectively (each a “Master Fund”, collectively, the “Master Funds” and each a diversified series of Master Trust, an open-end investment company registered with the SEC under the 1940 Act). The feeder funds and their respective Master Funds have the same investment objectives.

Prior to August 28, 2007, Treasury Institutional Fund invested in securities directly. Effective August 28, 2007, Treasury Institutional Fund invests substantially all of its assets in Treasury Master Fund. Prime Reserves Fund commenced operations on January 19, 2016. Government Institutional Fund commenced operations on July 26, 2016, and 100% US Treasury Institutional Fund commenced operations on March 13, 2024.

UBS Asset Management (Americas) LLC (“UBS AM”) is the investment advisor and administrator for the Master Funds and the administrator for the feeder funds. UBS AM is an indirect wholly owned subsidiary of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

The performance of each Fund is directly affected by the performance of the corresponding Master Fund. The value of such investment reflects each Fund’s proportionate interest in the net assets of its corresponding Master Fund (36.61% for Government Institutional Fund, 45.52% for Treasury Institutional Fund, 52.73% for 100% US Treasury Institutional Fund, and 59.32% for Prime Reserves Fund at October 31, 2025.)

All of the net investment income and realized and unrealized gains and losses from investment activities of each Master Fund are allocated pro rata, based on respective ownership interests, among the corresponding Fund and other investors in the Master Fund (e.g., other feeder funds) at the time of such determination. The financial statements of the Master Funds, including the Portfolio of investments, are included elsewhere in this report and should be read in connection with the Funds’ financial statements. The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

In the normal course of business, the Funds may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had any prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Funds’ financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

9

UBS Institutional/Reserves Funds

Notes to financial statements (unaudited)

The Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280)—Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial position or the results of their operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Funds’ portfolio management teams act as the Funds’ CODM. Each of the Funds represents a single operating segment, as the CODM monitors the operating results of each Fund as a whole, and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the Fund’s single investment objective which is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying statement of assets and liabilities as “total assets” and significant segment expenses are listed on the accompanying statement of operations.

In December 2023, FASB issued Accounting Standards Update 2023-09, Income Taxes (Topic 740)- Improvements to Income Tax Disclosures (“ASU 2023-09”). The amendments enhance income tax disclosures by requiring greater disaggregation in the rate reconciliation and income taxes paid by jurisdiction, while eliminating certain outdated disclosure requirements. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the impact of ASU 2023-09 but does not expect it to have a material impact on the financial statements.

The following is a summary of significant accounting policies:

Valuation of investments—Each Fund records its investment in its corresponding Master Fund at fair value. Securities held by the Master Funds are valued as indicated in the Master Funds’ Notes to financial statements, which are included elsewhere in this report.

Constant net asset value per share funds—Each of the Funds attempts to maintain a stable net asset value of $1.00 per share. There is no assurance, however, that the Funds will be able to maintain a stable net asset value of $1.00 per share. The Funds have adopted certain investment, portfolio valuation and dividend/distribution policies in an attempt to enable each to do so. Government Institutional Fund, Treasury Institutional Fund and 100% US Treasury Institutional Fund have adopted a policy to operate as “government money market funds”. Under Rule 2a-7, a “government money market fund” invests 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities). As “government money market funds”, Government Institutional Fund, Treasury Institutional Fund and 100% US Treasury Institutional Fund, are permitted to seek to maintain a stable price per share. Prime Reserves Fund operates as a “retail money market fund”. Under Rule 2a-7, a “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. As a “retail money market fund”, Prime Reserves Fund is permitted to seek to maintain a stable price per share.

Liquidity fee—Consistent with Rule 2a-7, Prime Reserves Fund may be subject to the possible imposition of a liquidity fee under certain circumstances. Prime CNAV Master Fund may impose a fee upon the sale of your shares of the related feeder fund. For the period ended October 31, 2025, Prime Reserves Fund was not subject to any liquidity fees.

By operating as “government money market funds”, Government Institutional Fund, Treasury Institutional Fund and 100% US Treasury Institutional Fund are exempt from requirements that permit the imposition of a liquidity fee.

10

UBS Institutional/Reserves Funds

Notes to financial statements (unaudited)

While the Funds’ Board of Trustees (the “Board”) may elect to subject Government Institutional Fund, Treasury Institutional Fund and 100% US Treasury Institutional Fund to liquidity fee requirements in the future, the Board has not elected to do so at this time.

Dividends and distributions—Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends from investment income and distributions from realized capital gains and/or return of capital are determined in accordance with US federal income tax regulations, which may differ from US GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of risk—The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic, political and other developments particular to a specific industry, country, state or region.

Deferred offering costs—With respect to 100% US Treasury Institutional Fund, offering costs consist primarily of legal fees and other costs incurred with the Fund’s share offerings, the preparation of the Fund’s registration statement, and registration fees. Deferred offering costs are amortized over a period of 12 months.

Administrator

UBS AM serves as administrator to each Fund pursuant to an Administration Agreement approved by the Trust’s board. In accordance with the Administration Agreement, each Fund pays UBS AM an administration fee, which is accrued daily and paid monthly, at the below annual rate, as a percentage of each Fund’s average daily net assets:

Fund	Administration fee
Government Institutional Fund	0.08%
Treasury Institutional Fund	0.08
100% US Treasury Institutional Fund	0.08
Prime Reserves Fund	0.08

At October 31, 2025, each Fund owed UBS AM for administrative services as follows:

Fund	Amount owed to UBS AM
Government Institutional Fund	$1,242,887
Treasury Institutional Fund	2,591,940
100% US Treasury Institutional Fund	972,411
Prime Reserves Fund	1,995,501

In exchange for these fees, UBS AM has agreed to bear all of the Funds’ (with the exception of the 100% US Treasury Institutional Fund’s) expenses other than interest, taxes, extraordinary costs and the cost of securities purchased and sold by the Funds, including any transaction costs. Although UBS AM is not obligated to pay the fees and expenses of the Funds’ independent trustees, it is contractually obligated to reduce its administration fee in an amount equal to those fees and expenses. UBS AM estimates that the independent trustees’ fees and expenses will be 0.01% or less of each Fund’s average daily net assets, and that the amounts disclosed in the table above for accrued administration fees are net of independent trustees’ fees and expenses previously paid. At October 31, 2025, UBS AM did not owe the Funds any additional reductions in administration fees for independent trustees’ fees and expenses.

With respect to 100% US Treasury Institutional Fund, such Fund will bear all expenses not specifically assumed by UBS AM incurred in its operations and organization. This Fund and UBS AM have entered into a written fee waiver/ expense reimbursement agreement pursuant to which UBS AM is contractually obligated to waive its management fees and/or reimburse the Fund so that the Fund’s operating expenses through August 31, 2026 (excluding interest

11

UBS Institutional/Reserves Funds

Notes to financial statements (unaudited)

expense, if any, expenses related to shareholders’ meetings and extraordinary items) would not exceed 0.18%. The Fund has agreed to repay UBS AM for any waived management fees/reimbursed expenses to the extent that it can do so over the three years following such waived fees/reimbursed expenses without causing the Fund’s expenses in any of those three years to exceed the lesser of any applicable expense limit that is in place for the Fund (i) at the time of the waiver or reimbursement, or (ii) at the time of recoupment. The fee waiver/expense reimbursement agreement may be terminated by the Fund’s board at any time and also will terminate automatically upon the expiration or termination of the Fund’s contract with UBS AM. Upon termination of the agreement, however, UBS AM’s three year recoupment rights will survive.

At October 31, 2025, UBS AM waived the below amounts, which are subject to future renouncements which expire according to the dates below:

Fund	Amounts owed by UBS AM	Amounts waived by UBS AM
100% US Treasury Institutional Fund	$85,855	$377,713

At October 31, 2025, the Funds had remaining fee waivers and expense reimbursements subject to repayment to UBS AM and respective dates of expiration as follows:

Fund	Fee waivers expense reimbursements subject to repayment	Expires April 30, 2027	Expires April 30, 2028	Expires April 30, 2029
100% US Treasury Institutional Fund	$1,852,721	$32,371	$1,442,637	$377,713

In addition, UBS AM may voluntarily undertake to waive fees, including in the event that the Funds’ yields drop below a certain level. This additional undertaking is voluntary and not contractual and may be terminated at any time. At October 31, 2025, there were no amounts owed by UBS AM for this undertaking.

Shares of beneficial interest

There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest for each of the Funds for the periods ended October 31, 2025 and April 30, 2025 were as follows:

Government Institutional Fund

Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

	For the six months ended October 31, 2025	For the year ended April 30, 2025
Shares sold	$11,881,127,659	$24,749,571,753
Shares repurchased	(11,486,624,398)	(23,559,083,282)
Dividends reinvested	185,828,769	393,763,646
Net increase (decrease) in beneficial interest	$580,332,030	$1,584,252,117

Treasury Institutional Fund

	For the six months ended October 31, 2025	For the year ended April 30, 2025
Shares sold	$27,152,183,425	$49,243,166,341
Shares repurchased	(26,010,675,099)	(50,189,462,400)
Dividends reinvested	344,775,682	779,349,657
Net increase (decrease) in beneficial interest	$1,486,284,008	$(166,946,402)

12

UBS Institutional/Reserves Funds

Notes to financial statements (unaudited)

100% US Treasury Institutional Fund

	For the six months ended October 31, 2025	For the year ended April 30, 2025
Shares sold	$7,596,975,857	$15,016,531,839
Shares repurchased	(6,666,449,658)	(8,827,592,654)
Dividends reinvested	132,818,288	150,256,236
Net increase (decrease) in beneficial interest	$1,063,344,487	$6,339,195,421

Prime Reserves Fund

	For the six months ended October 31, 2025	For the year ended April 30, 2025
Shares sold	$10,557,676,741	$22,791,046,130 *
Shares repurchased	(9,993,249,436)	(16,520,508,341)
Dividends reinvested	298,645,616	540,408,650
Net increase (decrease) in beneficial interest	$863,072,921	$6,810,946,439

*

Includes $5,156,261,571 attributed to the Plan of Reorganization pursuant to which UBS Select Prime Institutional Fund transferred its assets to UBS Prime Reserves Fund. Refer to the Reorganization of Fund in the notes to financial statements for further details.

Federal tax status

Each Fund intends to distribute substantially all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of their net investment income, net realized capital gains and certain other amounts, if any, each Fund intends not to be subject to a federal excise tax.

The tax character of distributions paid to shareholders by the Funds during the fiscal year ended April 30, 2025 was as follows:

	2025
Fund	Tax-exempt income	Ordinary income	long-term realized capital gains
Government Institutional Fund	$—	$425,515,645	$—
Treasury Institutional Fund	—	865,190,405	—
100% US Treasury Institutional Fund	—	179,322,289	—
Prime Reserves Fund	—	569,275,909	—

The tax character of distributions made and the components of accumulated earnings (accumulated losses) on a tax basis for the current fiscal year will be determined after the Funds’ fiscal year ending April 30, 2026.

13

UBS Institutional/Reserves Funds

Notes to financial statements (unaudited)

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Funds have conducted an analysis and concluded as of October 31, 2025, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. The Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the period ended October 31, 2025, the Funds did not incur any interest or penalties.

The income generated by the Government Institutional Fund and the 100% US Treasury Institutional Fund is entirely classified as QII. According to Section 871(k) of the Internal Revenue Code, QII enables interest income from U.S. government securities and eligible instruments to be distributed without being subject to U.S. withholding tax.

Each of the tax years in the four year period ended April 30, 2025, and since inception for the 100% US Treasury Institutional Fund, remains subject to examination by the Internal Revenue Service and state taxing authorities.

Reorganization of Fund

Following the close of business August 23, 2024, the Target Fund reorganized into the existing Destination Fund within the Trust. The reorganization into the existing Destination Fund was as follows:

Target Fund	Destination Fund
UBS Select Prime Institutional Fund	UBS Prime Reserves Fund

Pursuant to an Agreement and Plan of Reorganization, the Target Fund transferred all of its property and assets to the Destination Fund. In exchange, the Destination Fund assumed all of the liabilities of the Target Fund and issued shares to the Target Fund, as described below. The reorganization was accomplished by a tax-free exchange of shares of the Target Fund for shares of the Destination Fund outstanding following the close of business on August 23, 2024. The allocated cost basis of the investments received from the Target Fund were carried forward to align ongoing reporting of the related feeder funds’ allocated realized and unrealized gains and losses with amounts distributable to feeder fund shareholders for tax purposes.

Target Fund	Fund Shares	Destination Fund	Destination Fund Shares	Dollar Amount	Exchange Ratio(A)
UBS Select Prime Institutional Fund	5,157,047,337	UBS Prime Reserves Fund	5,156,261,571	$5,156,261,571	1.00

(A)	Calculated by dividing the Destination Fund shares issuable by the Fund shares outstanding on Reorganization Date.

The net assets of the Target Fund, including unrealized appreciation (depreciation), were combined with those of the Destination Fund. These amounts were as follows:

Target Fund	Target Fund Unrealized Appreciation Depreciation)	Target Fund Net Assets	Destination Fund	Destination Fund Net Assets Prior to Reorganization	Net Assets After Reorganization
UBS Select Prime Institutional Fund	$(1,767,321)	$5,156,771,016	UBS Prime Reserves Fund	$8,547,172,644	$13,703,943,660

Subsequent event

After the close of business on November 13, 2025, UBS Select 100% US Treasury Institutional Fund designated its then existing shares as belonging to an “Institutional Shares” class; it also established a second, new share class to be issued in the future.

14

Master Trust

Semiannual Financial Statements  |  October 31, 2025

Includes:

•	Government Master Fund
•	Treasury Master Fund
•	100% US Treasury Master Fund
•	Prime CNAV Master Fund

Master Trust

Understanding a Master Fund’s expenses (unaudited)

(Note: The expense information provided in this section is relevant for direct investors in the Master Funds. Investors in the related “feeder funds” should instead focus on separate expense examples relevant to the particular feeder funds; the expense examples for the feeder funds will reflect their proportionate share of the corresponding Master Funds’ expenses.)

As an owner of a Master Fund, an investor such as a feeder fund incurs ongoing costs, including management fees and other Master Fund expenses. These examples are intended to help you understand a Master Fund investor’s ongoing costs (in dollars) of investing in a Master Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The examples below are based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2025 to October 31, 2025.

Actual expenses

The first line in the table below for each Master Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the table below for each Master Fund provides information about hypothetical account values and hypothetical expenses based on the Master Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Master Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Master Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Master Trust

Understanding a Master Fund’s expenses (unaudited) (concluded)

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for each Master Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

	Beginning account value May 1, 2025	Ending account value October 31, 2025	Expenses paid during period 05/01/25 to 10/31/25[1]	Expense ratio during the period
Government Master Fund

Actual	$1,000.00	$1,021.70	$0.52	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.97	0.52	0.10

Treasury Master Fund

Actual	$1,000.00	$1,021.70	$0.52	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.97	0.52	0.10

100% US Treasury Master Fund

Actual	$1,000.00	$1,021.40	$0.52	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.97	0.52	0.10

Prime CNAV Master Fund

Actual	$1,000.00	$1,022.30	$0.52	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.97	0.52	0.10

[1]	Expenses are equal to the Master Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 186 divided by 365 (to reflect the one–half year period).

Master Trust

Portfolio characteristics at a glance—October 31, 2025 (unaudited)

Government Master Fund

Characteristics
Weighted average maturity[1]	37 days

Portfolio composition[2]
U.S. Treasury obligations	43.7%
Repurchase agreements	32.1
U.S. government agency obligations	21.8
Other assets in excess of liabilities	2.4
Total	100.0%

You could lose money by investing in a money market fund. Although Government Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Government Master Fund cannot guarantee it will do so. An investment in a money market fund is not a bank account and not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor is not required to reimburse the fund for losses, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time, including during periods of market stress.

Not FDIC insured. May lose value. No bank guarantee.

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed and its composition will vary over time.

Master Trust

Portfolio characteristics at a glance—October 31, 2025 (unaudited) (continued)

Treasury Master Fund

Characteristics
Weighted average maturity[1]	37 days

Portfolio composition[2]
U.S. Treasury obligations	65.7%
Repurchase agreements	32.4
Other assets in excess of liabilities	1.9
Total	100.0%

You could lose money by investing in a money market fund. Although Treasury Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Treasury Master Fund cannot guarantee it will do so. An investment in a money market fund is not a bank account and not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor is not required to reimburse the fund for losses, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time, including during periods of market stress.

Not FDIC insured. May lose value. No bank guarantee.

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed and its composition will vary over time.

Master Trust

Portfolio characteristics at a glance—October 31, 2025 (unaudited) (continued)

100% US Treasury Master Fund

Characteristics
Weighted average maturity[1]	45 days

Portfolio composition[2]
U.S. Treasury obligations	102.1%
Liabilities in excess of other assets	(2.1)
Total	100.0%

You could lose money by investing in a money market fund. Although 100% US Treasury Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, 100% US Treasury Master Fund cannot guarantee it will do so. An investment in a money market fund is not a bank account and not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor is not required to reimburse the fund for losses, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time, including during periods of market stress.

Not FDIC insured. May lose value. No bank guarantee.

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed and its composition will vary over time.

Master Trust

Portfolio characteristics at a glance—October 31, 2025 (unaudited) (concluded)

Prime CNAV Master Fund

Characteristics
Weighted average maturity[1]	25 days

Top five issuer breakdown by country or territory of origin[2]
United States	46.9%
Canada	11.8
Sweden	7.0
Australia	5.9
Singapore	5.0
Total	76.6%

Portfolio composition[2]
Commercial paper	52.4%
Repurchase agreements	31.3
Certificates of deposit	8.7
Time deposits	4.0
Other assets in excess of liabilities	3.6
Total	100.0%

Investments in the fund are intended to be limited to feeder funds with accounts beneficially owned by natural persons. Each feeder fund reserves the right to repurchase shares in any account that are not beneficially owned by natural persons.

You could lose money by investing in a money market fund. Although Prime CNAV Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Prime CNAV Master Fund cannot guarantee it will do so. Prime CNAV Master Fund may impose a fee upon sale of your shares of each related feeder fund under certain circumstances. An investment in a money market fund is not a bank account and not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor is not required to reimburse the fund for losses, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time, including during periods of market stress.

Not FDIC insured. May lose value. No bank guarantee.

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed and its composition will vary over time.

Government Master Fund

Portfolio of investments—October 31, 2025 (unaudited)

	Face amount	Value
U.S. government agency obligations—21.8%
Federal Farm Credit Banks Funding Corp.
1 day USD SOFR + 0.020%, 4.060%, due 11/03/25[1]	$127,000,000	$127,000,000
1 day USD SOFR + 0.060%, 4.100%, due 11/03/25[1]	80,000,000	80,000,000
1 day USD SOFR + 0.090%, 4.130%, due 11/03/25[1]	28,000,000	28,000,000
1 day USD SOFR + 0.105%, 4.145%, due 11/03/25[1]	69,000,000	69,000,000
1 day USD SOFR + 0.115%, 4.155%, due 11/03/25[1]	174,000,000	174,000,000
1 day USD SOFR + 0.120%, 4.160%, due 11/03/25[1]	100,000,000	100,019,730
1 day USD SOFR + 0.125%, 4.165%, due 11/03/25[1]	64,000,000	64,000,000
1 day USD SOFR + 0.130%, 4.170%, due 11/03/25[1]	90,000,000	90,000,000
1 day USD SOFR + 0.135%, 4.175%, due 11/03/25[1]	63,000,000	63,000,000
Federal Home Loan Bank Discount Notes
3.690%, due 04/09/26[2]	126,000,000	123,972,345
3.750%, due 02/23/26[2]	122,000,000	120,576,667
3.750%, due 02/24/26[2]	126,000,000	124,516,875
3.750%, due 03/13/26[2]	125,000,000	123,307,292
3.775%, due 02/20/26[2]	125,000,000	123,571,267
3.800%, due 01/23/26[2]	128,000,000	126,905,600
3.800%, due 01/30/26[2]	126,000,000	124,829,600
3.805%, due 01/30/26[2]	126,000,000	124,828,060
3.830%, due 01/28/26[2]	125,000,000	123,856,320
3.865%, due 01/06/26[2]	122,000,000	121,161,725
3.920%, due 12/19/25[2]	127,000,000	126,363,871
3.920%, due 02/13/26[2]	124,000,000	122,622,773
3.940%, due 02/20/26[2]	131,000,000	129,437,243
3.970%, due 11/26/25[2]	125,000,000	124,682,951
3.985%, due 12/26/25[2]	126,000,000	125,260,783
3.990%, due 01/28/26[2]	120,000,000	118,856,200
4.010%, due 01/16/26[2]	124,000,000	122,977,896
4.020%, due 01/22/26[2]	123,000,000	121,901,200
4.030%, due 01/02/26[2]	127,000,000	126,146,983
4.070%, due 12/19/25[2]	126,000,000	125,344,730
4.100%, due 12/05/25[2]	126,000,000	125,540,800
4.100%, due 01/02/26[2]	248,000,000	246,305,333
4.140%, due 11/03/25[2]	126,000,000	126,000,000
Federal Home Loan Banks
3.850%, due 03/10/26	127,000,000	126,995,046
1 day USD SOFR + 0.020%, 4.060%, due 11/03/25[1]	126,000,000	126,000,000
1 day USD SOFR + 0.025%, 4.065%, due 11/03/25[1]	259,000,000	259,000,000
1 day USD SOFR + 0.030%, 4.070%, due 11/03/25[1]	280,150,000	280,135,137
1 day USD SOFR + 0.035%, 4.075%, due 11/03/25[1]	133,000,000	133,000,000
1 day USD SOFR + 0.060%, 4.100%, due 11/05/25[1]	67,000,000	67,000,000
1 day USD SOFR + 0.085%, 4.125%, due 11/03/25[1]	69,000,000	69,000,000

	Face amount	Value

U.S. government agency obligations—(concluded)
1 day USD SOFR + 0.100%, 4.140%, due 11/03/25[1]	$379,000,000	$379,000,000
1 day USD SOFR + 0.115%, 4.155%, due 11/03/25[1]	171,000,000	171,000,000
1 day USD SOFR + 0.120%, 4.160%, due 11/03/25[1]	64,000,000	64,000,000
1 day USD SOFR + 0.170%, 4.210%, due 11/03/25[1]	102,000,000	102,000,000
1 day USD SOFR + 0.180%, 4.220%, due 11/03/25[1]	176,000,000	176,000,000
Total U.S. government agency obligations (cost—$5,727,116,427)		5,727,116,427

U.S. Treasury obligations—43.7%
U.S. Treasury Bills
3.760% due 04/30/26[3]	100,000,000	98,200,222
3.760% due 04/30/26[3]	30,000,000	29,460,067
3.781% due 04/23/26[3]	100,000,000	98,261,500
3.781% due 04/23/26[3]	30,000,000	29,478,450
3.803% due 03/03/26[3]	150,000,000	148,162,938
3.803% due 03/03/26[3]	45,000,000	44,448,881
3.818% due 01/29/26[3]	150,000,000	148,647,875
3.818% due 01/29/26[3]	46,000,000	45,585,348
3.834% due 02/24/26[3]	46,000,000	45,460,708
3.834% due 02/24/26[3]	150,000,000	148,241,438
3.855% due 03/12/26[3]	25,000,000	24,665,854
3.855% due 03/12/26[3]	100,000,000	98,663,417
3.876% due 02/10/26[3]	37,000,000	36,615,894
3.876% due 02/10/26[3]	150,000,000	148,442,812
3.886% due 02/03/26[3]	100,000,000	99,032,722
3.886% due 02/03/26[3]	23,000,000	22,777,526
3.901% due 01/22/26[3]	100,000,000	99,153,333
3.901% due 01/22/26[3]	30,000,000	29,746,000
3.912% due 02/17/26[3]	3,000,000	2,966,345
3.912% due 02/17/26[3]	250,000,000	247,195,417
3.954% due 01/13/26[3]	250,000,000	248,101,736
3.954% due 01/13/26[3]	1,000,000	992,407
4.013% due 03/05/26[3]	24,000,000	23,684,427
4.013% due 03/05/26[3]	100,000,000	98,685,111
4.035% due 12/11/25[3]	1,000,000	995,841
4.035% due 12/11/25[3]	250,000,000	248,960,278
4.074% due 01/06/26[3]	250,000,000	248,237,778
4.081% due 02/19/26[3]	125,000,000	123,520,625
4.108% due 02/12/26[3]	24,000,000	23,732,687
4.108% due 02/12/26[3]	100,000,000	98,886,194
4.118% due 02/05/26[3]	100,000,000	98,960,778
4.118% due 02/05/26[3]	23,000,000	22,760,979
4.131% due 12/30/25[3]	36,000,000	35,770,860
4.131% due 12/30/25[3]	150,000,000	149,045,250
4.144% due 12/04/25[3]	47,000,000	46,836,290
4.144% due 12/04/25[3]	200,000,000	199,303,361
4.162% due 12/16/25[3]	246,000,000	244,809,975
4.162% due 12/23/25[3]	186,000,000	184,953,750
4.219% due 12/09/25[3]	34,000,000	33,860,430
4.219% due 12/09/25[3]	150,000,000	149,384,250
4.232% due 11/20/25[3]	1,000,000	998,050

Government Master Fund

Portfolio of investments—October 31, 2025 (unaudited)

	Face amount	Value

U.S. Treasury obligations—(concluded)
4.232% due 11/20/25[3]	$250,000,000	$249,512,431
4.252% due 11/13/25[3]	100,000,000	99,884,722
4.252% due 11/13/25[3]	24,000,000	23,972,333
4.256% due 01/02/26[3]	246,000,000	244,314,900
4.261% due 01/22/26[3]	3,000,000	2,972,567
4.261% due 01/22/26[3]	250,000,000	247,713,889
4.266% due 01/29/26[3]	6,000,000	5,940,260
4.266% due 01/29/26[3]	250,000,000	247,510,833
4.268% due 11/06/25[3]	200,000,000	199,930,583
4.268% due 11/06/25[3]	47,000,000	46,983,687
4.271% due 01/15/26[3]	250,000,000	247,908,854
4.271% due 01/15/26[3]	13,000,000	12,891,260
4.293% due 01/08/26[3]	250,000,000	248,100,208
4.293% due 01/08/26[3]	6,000,000	5,954,405
4.329% due 12/02/25[3]	250,000,000	249,152,153
4.329% due 12/02/25[3]	2,000,000	1,993,217
4.344% due 11/25/25[3]	2,000,000	1,994,836
4.344% due 11/25/25[3]	250,000,000	249,354,514
4.350% due 11/12/25[3]	381,000,000	380,597,092
4.350% due 11/18/25[3]	386,000,000	385,319,675
U.S. Treasury Floating Rate Notes
3 mo. Treasury money market yield + 0.098%, 3.864% due 11/03/25[1]	370,000,000	369,945,260
3 mo. Treasury money market yield + 0.150%, 3.916% due 11/03/25[1]	663,000,000	663,003,704
3 mo. Treasury money market yield + 0.182%, 3.948% due 11/03/25[1]	516,000,000	515,894,852
3 mo. Treasury money market yield + 0.205%, 3.971% due 11/03/25[1]	810,000,000	810,303,748
3 mo. Treasury money market yield + 0.245%, 4.011% due 11/03/25[1]	699,000,000	699,043,929
U.S. Treasury Notes
3.625% due 05/15/26	124,000,000	123,713,641
3.750% due 04/15/26	130,000,000	129,782,691
3.875% due 01/15/26	138,000,000	137,956,281
4.250% due 01/31/26	329,000,000	329,107,212
4.500% due 03/31/26	255,000,000	255,362,238
4.625% due 03/15/26	134,000,000	134,241,397
4.875% due 04/30/26	253,000,000	253,857,019
Total U.S. Treasury obligations (cost—$11,501,902,195)		11,501,902,195

Repurchase agreements—32.1%
Repurchase agreement dated 03/31/22 with MUFG Securities Americas, Inc., 3.860% due 12/05/25, collateralized by $31,073,080 Federal Home Loan Mortgage Corp., obligations, 2.500% to 6.500% due 05/01/27 to 10/01/55 and $150,742,759 Federal National Mortgage Association obligations, 2.000% to 6.500% due 04/01/26 to 07/01/55; (value—$102,000,000); proceeds: $100,321,667[4]	100,000,000	100,000,000

	Face amount	Value

Repurchase agreements—(continued)
Repurchase agreement dated 02/01/23 with J.P. Morgan Securities LLC, 4.050% due 11/07/25, collateralized by $4,317,136 Federal Home Loan Mortgage Corp., obligations, 4.300% to 6.000% due 09/01/28 to 06/01/53 and $217,456,047 Federal National Mortgage Association obligations, 1.500% to 7.500% due 05/01/34 to 02/01/57; (value—$204,000,001); proceeds: $200,675,000[4]	$200,000,000	$200,000,000
Repurchase agreement dated 10/31/25 with TD Securities (USA) LLC, 4.140% due 11/03/25, collateralized by $129,070,137 Federal Home Loan Mortgage Corp., obligations, 1.000% to 6.000% due 05/15/33 to 10/25/55 and $255,074,994 Federal National Mortgage Association obligations, 2.000% to 6.000% due 04/25/26 to 11/25/55; (value—$306,000,000); proceeds: $300,103,500	300,000,000	300,000,000
Repurchase agreement dated 03/25/25 with J.P. Morgan Securities LLC, 3.990% due 01/29/26, collateralized by $2,554,073,873 Federal Home Loan Mortgage Corp., obligations, zero coupon to 6.500% due 08/25/29 to 08/25/55, $1,506,907,514 Federal National Mortgage Association obligations, zero coupon to 4.000% due 10/25/29 to 03/25/60 and $7,177,618,264 Government National Mortgage Association obligations, zero coupon to 6.000% due 09/16/40 to 08/20/65; (value—$515,000,001); proceeds: $501,662,500[4]	500,000,000	500,000,000
Repurchase agreement dated 10/31/25 with J.P. Morgan Securities LLC, 4.150% due 11/03/25, collateralized by $248,418,274 Federal Home Loan Mortgage Corp., obligations, 3.500% to 7.100% due 01/01/36 to 11/01/55 and $2,541,549,181 Federal National Mortgage Association obligations, 1.050% to 7.500% due 07/01/27 to 09/01/61; (value—$1,530,000,001); proceeds: $1,500,518,750	1,500,000,000	1,500,000,000

Government Master Fund

Portfolio of investments—October 31, 2025 (unaudited)

	Face amount	Value

Repurchase agreements—(concluded)
Repurchase agreement dated 10/31/25 with Fixed Income Clearing Corp. (State Street Bank and Trust Co.) 4.150% due 11/03/25, collateralized by $4,000,007,600 U.S. Treasury Notes, 2.750% to 4.500% due 05/31/29 to 07/31/29, $814,682,400 U.S. Treasury Inflation Index Bonds, 2.000% due 01/15/26 and $395,108,600 U.S. Treasury Inflation Index Notes, 0.625% due 01/15/26; (value—$5,951,700,426); proceeds: $5,837,017,938	$5,835,000,000	$5,835,000,000
Total repurchase agreements (cost—$8,435,000,000)		8,435,000,000
Total investments (cost—$25,664,018,622 which approximates cost for federal income tax purposes)—97.6%		25,664,018,622

Other assets in excess of liabilities—2.4%		620,053,141
Net assets—100.0%		$26,284,071,763

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Government Master Fund

Portfolio of investments—October 31, 2025 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2025 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets

U.S. government agency obligations	$—	$5,727,116,427	$—	$5,727,116,427
U.S. Treasury obligations	—	11,501,902,195	—	11,501,902,195
Repurchase agreements	—	8,435,000,000	—	8,435,000,000
Total	$—	$25,664,018,622	$—	$25,664,018,622

At October 31, 2025, there were no transfers in or out of Level 3.

Portfolio footnotes

[1]

Floating or variable rate securities. The rates disclosed are as of October 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

[2]	Rate shown is the discount rate at the date of purchase unless otherwise noted.
[3]	Rate shown reflects yield at October 31, 2025.
[4]

Investment has a put feature, which allows the Master Fund to accelerate the maturity, and a variable or floating rate. The interest rate shown is the current rate as of October 31, 2025 and changes periodically. The maturity date reflects the earliest put date, interest is paid monthly, and the proceeds represent the receivable of the Master Fund if the put feature was exercised as of October 31, 2025.

See accompanying notes to financial statements.

Treasury Master Fund

Portfolio of investments—October 31, 2025 (unaudited)

	Face amount	Value
U.S. Treasury obligations—65.7%
U.S. Treasury Bills
3.760% due 04/30/26[1]	$10,000,000	$9,820,022
3.760% due 04/30/26[1]	200,000,000	196,400,444
3.781% due 04/23/26[1]	200,000,000	196,523,000
3.781% due 04/23/26[1]	23,000,000	22,600,145
3.803% due 03/03/26[1]	13,000,000	12,840,788
3.803% due 03/03/26[1]	300,000,000	296,325,875
3.807% due 04/16/26[1]	200,000,000	196,642,556
3.807% due 04/16/26[1]	25,000,000	24,580,319
3.815% due 02/24/26[1]	325,000,000	321,189,781
3.818% due 01/29/26[1]	300,000,000	297,295,750
3.818% due 01/29/26[1]	15,000,000	14,864,788
3.818% due 04/09/26[1]	31,000,000	30,500,457
3.818% due 04/09/26[1]	200,000,000	196,777,139
3.839% due 04/02/26[1]	200,000,000	196,904,167
3.839% due 04/02/26[1]	31,000,000	30,520,146
3.855% due 03/12/26[1]	200,000,000	197,326,833
3.855% due 03/12/26[1]	35,000,000	34,532,196
3.876% due 02/10/26[1]	47,000,000	46,512,081
3.876% due 02/10/26[1]	300,000,000	296,885,625
3.886% due 02/03/26[1]	200,000,000	198,065,444
3.886% due 02/03/26[1]	29,000,000	28,719,489
3.901% due 01/22/26[1]	200,000,000	198,306,667
3.901% due 01/22/26[1]	23,000,000	22,805,267
3.907% due 01/27/26[1]	350,000,000	346,855,590
3.912% due 02/17/26[1]	46,000,000	45,483,957
3.912% due 02/17/26[1]	400,000,000	395,512,667
3.930% due 01/20/26[1]	350,000,000	347,106,958
3.937% due 01/15/26[1]	38,000,000	37,703,721
3.937% due 01/15/26[1]	300,000,000	297,660,958
3.942% due 01/08/26[1]	200,000,000	198,588,333
3.942% due 01/08/26[1]	31,000,000	30,781,192
3.953% due 12/26/25[1]	44,000,000	43,749,958
3.953% due 12/26/25[1]	300,000,000	298,295,167
3.953% due 01/02/26[1]	200,000,000	198,713,333
3.953% due 01/02/26[1]	31,000,000	30,800,567
3.954% due 01/13/26[1]	16,000,000	15,878,511
3.954% due 01/13/26[1]	450,000,000	446,583,125
3.999% due 12/18/25[1]	1,000,000	995,119
3.999% due 12/18/25[1]	350,000,000	348,291,563
4.013% due 03/05/26[1]	200,000,000	197,370,222
4.013% due 03/05/26[1]	39,000,000	38,487,193
4.035% due 12/11/25[1]	450,000,000	448,128,500
4.035% due 12/11/25[1]	20,000,000	19,916,822
4.050% due 02/26/26[1]	200,000,000	197,498,750
4.050% due 02/26/26[1]	29,000,000	28,637,319
4.074% due 01/06/26[1]	450,000,000	446,828,000
4.074% due 01/06/26[1]	14,000,000	13,901,316
4.081% due 02/19/26[1]	30,000,000	29,644,950
4.081% due 02/19/26[1]	200,000,000	197,633,000
4.108% due 02/12/26[1]	200,000,000	197,772,389
4.108% due 02/12/26[1]	26,000,000	25,710,411
4.118% due 02/05/26[1]	26,000,000	25,729,802
4.118% due 02/05/26[1]	200,000,000	197,921,556
4.131% due 12/30/25[1]	48,000,000	47,694,480
4.131% due 12/30/25[1]	300,000,000	298,090,500
4.144% due 12/04/25[1]	29,000,000	28,898,987

	Face amount	Value
U.S. Treasury obligations—(concluded)
4.144% due 12/04/25[1]	$450,000,000	$448,432,563
4.162% due 12/16/25[1]	468,000,000	465,736,050
4.162% due 12/23/25[1]	349,000,000	347,036,875
4.201% due 11/28/25[1]	200,000,000	199,430,556
4.201% due 11/28/25[1]	29,000,000	28,917,431
4.219% due 12/09/25[1]	300,000,000	298,768,500
4.219% due 12/09/25[1]	39,000,000	38,839,905
4.232% due 11/20/25[1]	450,000,000	449,122,375
4.232% due 11/20/25[1]	9,000,000	8,982,448
4.252% due 11/13/25[1]	26,000,000	25,970,028
4.252% due 11/13/25[1]	200,000,000	199,769,444
4.256% due 01/02/26[1]	469,000,000	465,787,350
4.261% due 01/22/26[1]	400,000,000	396,342,222
4.261% due 01/22/26[1]	46,000,000	45,579,356
4.266% due 01/29/26[1]	36,000,000	35,641,560
4.266% due 01/29/26[1]	400,000,000	396,017,333
4.268% due 11/06/25[1]	450,000,000	449,843,812
4.268% due 11/06/25[1]	2,000,000	1,999,306
4.271% due 01/15/26[1]	9,000,000	8,924,719
4.271% due 01/15/26[1]	450,000,000	446,235,937
4.293% due 01/08/26[1]	450,000,000	446,580,375
4.293% due 01/08/26[1]	1,000,000	992,401
4.329% due 12/02/25[1]	400,000,000	398,643,444
4.329% due 12/02/25[1]	37,000,000	36,874,519
4.339% due 11/04/25[1]	450,000,000	449,947,187
4.344% due 11/25/25[1]	38,000,000	37,901,886
4.344% due 11/25/25[1]	400,000,000	398,967,222
4.345% due 11/04/25[1]	450,000,000	449,947,119
4.350% due 11/12/25[1]	672,000,000	671,289,360
4.350% due 11/18/25[1]	685,000,000	683,792,687
U.S. Treasury Floating Rate Notes
3 mo. Treasury money market yield + 0.098%, 3.864% due 11/03/25[2]	608,000,000	607,911,939
3 mo. Treasury money market yield + 0.150%, 3.916% due 11/03/25[2]	1,907,000,000	1,907,063,299
3 mo. Treasury money market yield + 0.159%, 3.925% due 11/03/25[2]	232,000,000	231,853,887
3 mo. Treasury money market yield + 0.160%, 3.926% due 11/03/25[2]	850,000,000	850,049,145
3 mo. Treasury money market yield + 0.182%, 3.948% due 11/03/25[2]	1,241,000,000	1,240,593,184
3 mo. Treasury money market yield + 0.190%, 3.956% due 11/03/25[2]	209,000,000	208,999,997
3 mo. Treasury money market yield + 0.205%, 3.971% due 11/03/25[2]	1,812,000,000	1,812,830,394
3 mo. Treasury money market yield + 0.245%, 4.011% due 11/03/25[2]	1,246,000,000	1,246,075,423
U.S. Treasury Notes
3.625% due 05/15/26	222,000,000	221,487,325
3.750% due 04/15/26	220,000,000	219,632,246
3.875% due 01/15/26	222,000,000	221,929,669
4.250% due 01/31/26	542,000,000	542,174,821
4.500% due 03/31/26	431,000,000	431,612,284
4.625% due 03/15/26	220,000,000	220,396,323
4.875% due 04/30/26	657,000,000	659,183,789
Total U.S. Treasury obligations (cost—$27,543,911,590)		27,543,911,590

Treasury Master Fund

Portfolio of investments—October 31, 2025 (unaudited)

	Face amount	Value
Repurchase agreements—32.4%
Repurchase agreement dated 10/31/25 with MUFG Securities Americas, Inc., 4.120% due 11/03/25, collateralized by $347,823,800 U.S. Treasury Notes, 0.750% to 4.875% due 08/31/26 to 05/31/32, $1,100 U.S. Treasury Bill, zero coupon due 01/29/26 to 04/30/26, $1,960,800 U.S. Treasury Bonds, 2.250% to 4.625% due 05/15/41 to 02/15/55 and $1,000 U.S. Treasury Inflation Index Note, 1.625% due 04/15/30; (value—$357,000,014); proceeds: $350,120,167	$350,000,000	$350,000,000
Repurchase agreement dated 10/30/25 with Barclays Bank PLC, 3.850% due 11/07/25, collateralized by $1,076,601,700 U.S. Treasury Bonds, 1.125% to 4.750% due 02/15/38 to 05/15/55, $108,949,400 U.S. Treasury Inflation Index Bonds, 0.875% to 2.375% due 01/15/27 to 02/15/53 and $31,895,000 U.S. Treasury Inflation Index Note, 0.375% due 01/15/27; (value—$1,020,000,008); proceeds: $1,000,106,944[3]	1,000,000,000	1,000,000,000
Repurchase agreement dated 10/31/25 with Barclays Bank PLC, 4.150% due 11/03/25, collateralized by $87,723,291 U.S. Treasury Bond Strips, zero coupon due 02/15/39 to 02/15/51, $298,850,000 U.S. Treasury Bond Principal Strip, zero coupon due 05/15/55, $1,214,867,400 U.S. Treasury Bonds, 1.125% to 4.750% due 08/15/40 to 05/15/54 and $117,695,500 U.S. Treasury Inflation Index Bonds, 0.750% to 2.375% due 01/15/27 to 02/15/53; (value—$1,193,400,000); proceeds: $1,170,404,625	1,170,000,000	1,170,000,000
Repurchase agreement dated 10/31/25 with Fixed Income Clearing Corp. (State Street Bank and Trust Co.) 4.150% due 11/03/25, collateralized by $8,862,774,300 U.S. Treasury Notes, 0.750% to 4.875% due 04/30/26 to 10/31/29, $1,152,086,200 U.S. Treasury Bill, zero coupon due 04/16/26 to 10/01/26 and $1,008,667,400 U.S. Treasury Inflation Index Notes, 0.125% to 1.625% due 07/15/26 to 10/15/29; (value—$11,280,180,025); proceeds: $11,062,824,571	11,059,000,000	11,059,000,000
Total repurchase agreements (cost—$13,579,000,000)		13,579,000,000
Total investments (cost—$41,122,911,590 which approximates cost for federal income tax purposes)—98.1%		41,122,911,590

Other assets in excess of liabilities—1.9%		812,651,801
Net assets—100.0%		$41,935,563,391

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Treasury Master Fund

Portfolio of investments—October 31, 2025 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2025 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets

U.S. Treasury obligations	$—	$27,543,911,590	$—	$27,543,911,590
Repurchase agreements	—	13,579,000,000	—	13,579,000,000
Total	$—	$41,122,911,590	$—	$41,122,911,590

At October 31, 2025, there were no transfers in or out of Level 3.

Portfolio footnotes

[1]	Rate shown reflects yield at October 31, 2025.
[2]

Floating or variable rate securities. The rates disclosed are as of October 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

[3]

Investment has a put feature, which allows the Master Fund to accelerate the maturity, and a variable or floating rate. The interest rate shown is the current rate as of October 31, 2025 and changes periodically. The maturity date reflects the earliest put date, interest is paid monthly, and the proceeds represent the receivable of the Master Fund if the put feature was exercised as of October 31, 2025.

See accompanying notes to financial statements.

100% US Treasury Master Fund

Portfolio of investments—October 31, 2025 (unaudited)

	Face amount	Value
U.S. Treasury obligations—102.1%
U.S. Treasury Bills
3.760% due 04/30/26[1]	$19,000,000	$18,658,042
3.760% due 04/30/26[1]	50,000,000	49,100,111
3.781% due 04/23/26[1]	19,000,000	18,669,685
3.781% due 04/23/26[1]	50,000,000	49,130,750
3.803% due 03/03/26[1]	4,000,000	3,951,012
3.803% due 03/03/26[1]	100,000,000	98,775,292
3.807% due 04/16/26[1]	19,000,000	18,681,043
3.807% due 04/16/26[1]	50,000,000	49,160,639
3.815% due 02/24/26[1]	104,000,000	102,780,730
3.818% due 01/29/26[1]	4,000,000	3,963,943
3.818% due 01/29/26[1]	100,000,000	99,098,583
3.818% due 04/09/26[1]	18,000,000	17,709,943
3.818% due 04/09/26[1]	50,000,000	49,194,285
3.839% due 04/02/26[1]	16,000,000	15,752,333
3.839% due 04/02/26[1]	50,000,000	49,226,042
3.855% due 03/12/26[1]	50,000,000	49,331,708
3.855% due 03/12/26[1]	17,000,000	16,772,781
3.876% due 02/10/26[1]	1,000,000	989,619
3.876% due 02/10/26[1]	100,000,000	98,961,875
3.886% due 02/03/26[1]	16,000,000	15,845,236
3.886% due 02/03/26[1]	50,000,000	49,516,361
3.890% due 01/02/26[1]	50,000,000	49,682,442
3.890% due 01/02/26[1]	10,000,000	9,936,488
3.901% due 12/23/25[1]	150,000,000	149,203,021
3.901% due 12/23/25[1]	30,000,000	29,840,604
3.901% due 01/22/26[1]	19,000,000	18,839,133
3.901% due 01/22/26[1]	50,000,000	49,576,667
3.907% due 01/27/26[1]	100,000,000	99,101,597
3.910% due 12/18/25[1]	150,000,000	149,280,937
3.910% due 12/18/25[1]	50,000,000	49,760,312
3.912% due 02/17/26[1]	37,000,000	36,584,922
3.912% due 02/17/26[1]	100,000,000	98,878,167
3.917% due 12/26/25[1]	200,000,000	198,869,333
3.917% due 01/20/26[1]	100,000,000	99,173,417
3.917% due 01/20/26[1]	2,000,000	1,983,468
3.922% due 12/23/25[1]	30,000,000	29,839,792
3.922% due 12/23/25[1]	100,000,000	99,465,972
3.927% due 12/26/25[1]	100,000,000	99,433,194
3.937% due 12/18/25[1]	100,000,000	99,517,500
3.937% due 01/15/26[1]	4,000,000	3,968,813
3.937% due 01/15/26[1]	100,000,000	99,220,319
3.939% due 12/18/25[1]	40,000,000	39,806,973
3.942% due 01/08/26[1]	50,000,000	49,647,083
3.942% due 01/08/26[1]	18,000,000	17,872,950
3.952% due 12/11/25[1]	40,000,000	39,836,178
3.952% due 12/11/25[1]	100,000,000	99,590,444
3.953% due 12/26/25[1]	1,000,000	994,317
3.953% due 12/26/25[1]	100,000,000	99,431,722
3.953% due 01/02/26[1]	16,000,000	15,897,067
3.953% due 01/02/26[1]	50,000,000	49,678,333
3.954% due 01/13/26[1]	33,000,000	32,749,429
3.954% due 01/13/26[1]	100,000,000	99,240,694
3.968% due 12/11/25[1]	30,000,000	29,876,753
3.968% due 12/30/25[1]	40,000,000	39,757,956
3.968% due 12/30/25[1]	100,000,000	99,394,889
3.976% due 12/02/25[1]	40,000,000	39,878,356

	Face amount	Value
U.S. Treasury obligations—(continued)
3.976% due 12/02/25[1]	$100,000,000	$99,695,889
3.976% due 12/11/25[1]	40,000,000	39,835,291
3.978% due 12/23/25[1]	40,000,000	39,783,333
3.978% due 12/23/25[1]	100,000,000	99,458,333
3.980% due 12/16/25[1]	200,000,000	199,067,856
3.985% due 12/11/25[1]	100,000,000	99,587,452
3.986% due 12/16/25[1]	50,000,000	49,766,653
3.986% due 12/16/25[1]	25,000,000	24,883,327
3.987% due 12/09/25[1]	100,000,000	99,608,900
3.999% due 12/18/25[1]	50,000,000	49,755,937
3.999% due 12/18/25[1]	48,000,000	47,765,700
4.012% due 11/25/25[1]	100,000,000	99,758,917
4.012% due 11/25/25[1]	40,000,000	39,903,567
4.012% due 12/04/25[1]	100,000,000	99,660,808
4.013% due 12/04/25[1]	35,000,000	34,881,253
4.013% due 12/04/25[1]	100,000,000	99,660,722
4.013% due 03/05/26[1]	50,000,000	49,342,556
4.013% due 03/05/26[1]	16,000,000	15,789,618
4.014% due 12/04/25[1]	30,000,000	29,898,222
4.021% due 11/04/25[1]	200,000,000	199,978,078
4.030% due 12/09/25[1]	150,000,000	149,407,320
4.030% due 12/09/25[1]	20,000,000	19,920,976
4.035% due 12/09/25[1]	100,000,000	99,604,500
4.035% due 12/09/25[1]	40,000,000	39,841,800
4.035% due 12/11/25[1]	100,000,000	99,584,111
4.035% due 12/11/25[1]	34,000,000	33,858,598
4.036% due 12/02/25[1]	200,000,000	199,362,483
4.037% due 11/28/25[1]	200,000,000	199,450,000
4.037% due 12/02/25[1]	100,000,000	99,681,000
4.040% due 12/02/25[1]	35,000,000	34,888,350
4.040% due 12/02/25[1]	100,000,000	99,681,000
4.040% due 12/16/25[1]	35,000,000	34,834,450
4.040% due 12/16/25[1]	100,000,000	99,527,000
4.045% due 11/18/25[1]	10,000,000	9,983,454
4.045% due 11/18/25[1]	100,000,000	99,834,542
4.045% due 11/18/25[1]	35,000,000	34,942,177
4.045% due 11/18/25[1]	100,000,000	99,834,792
4.046% due 11/25/25[1]	200,000,000	199,514,778
4.047% due 12/04/25[1]	100,000,000	99,658,139
4.047% due 12/04/25[1]	20,000,000	19,931,628
4.050% due 02/26/26[1]	50,000,000	49,374,687
4.050% due 02/26/26[1]	15,000,000	14,812,406
4.053% due 11/13/25[1]	150,000,000	149,834,125
4.053% due 11/18/25[1]	35,000,000	34,942,002
4.053% due 11/18/25[1]	50,000,000	49,917,146
4.053% due 11/25/25[1]	40,000,000	39,902,784
4.063% due 11/12/25[1]	200,000,000	199,800,450
4.064% due 11/20/25[1]	50,000,000	49,905,820
4.069% due 11/04/25[1]	200,000,000	199,977,806
4.069% due 11/12/25[1]	150,000,000	149,850,159
4.071% due 11/20/25[1]	40,000,000	39,924,511
4.074% due 01/06/26[1]	100,000,000	99,295,111
4.074% due 01/06/26[1]	32,000,000	31,774,436
4.075% due 11/20/25[1]	35,000,000	34,933,889
4.075% due 11/20/25[1]	100,000,000	99,811,111
4.076% due 11/20/25[1]	50,000,000	49,905,473
4.076% due 11/20/25[1]	150,000,000	149,716,419

100% US Treasury Master Fund

Portfolio of investments—October 31, 2025 (unaudited)

	Face amount	Value
U.S. Treasury obligations—(continued)
4.077% due 11/06/25[1]	$35,000,000	$34,988,319
4.077% due 11/06/25[1]	10,000,000	9,996,663
4.077% due 11/06/25[1]	50,000,000	49,983,312
4.081% due 11/12/25[1]	100,000,000	99,900,000
4.081% due 11/12/25[1]	37,000,000	36,963,000
4.081% due 11/25/25[1]	100,000,000	99,755,556
4.081% due 11/25/25[1]	35,000,000	34,914,444
4.081% due 02/19/26[1]	50,000,000	49,408,250
4.081% due 02/19/26[1]	13,000,000	12,846,145
4.085% due 11/06/25[1]	13,000,000	12,995,656
4.085% due 11/06/25[1]	50,000,000	49,983,292
4.085% due 11/06/25[1]	35,000,000	34,988,304
4.085% due 11/28/25[1]	100,000,000	99,721,528
4.085% due 11/28/25[1]	40,000,000	39,888,611
4.087% due 11/06/25[1]	150,000,000	149,949,808
4.087% due 11/28/25[1]	200,000,000	199,442,861
4.090% due 11/06/25[1]	100,000,000	99,966,542
4.090% due 11/13/25[1]	25,000,000	24,972,118
4.091% due 11/13/25[1]	200,000,000	199,776,889
4.095% due 11/13/25[1]	100,000,000	99,888,333
4.095% due 11/13/25[1]	35,000,000	34,960,917
4.099% due 11/12/25[1]	140,000,000	139,858,950
4.099% due 11/18/25[1]	35,000,000	34,941,229
4.099% due 11/18/25[1]	100,000,000	99,832,083
4.100% due 11/06/25[1]	30,000,000	29,989,938
4.108% due 02/12/26[1]	50,000,000	49,443,097
4.108% due 02/12/26[1]	12,000,000	11,866,343
4.118% due 02/05/26[1]	11,000,000	10,885,686
4.118% due 02/05/26[1]	50,000,000	49,480,389
4.129% due 11/04/25[1]	35,000,000	34,996,053
4.129% due 11/04/25[1]	100,000,000	99,988,722
4.131% due 12/30/25[1]	48,000,000	47,694,480
4.131% due 12/30/25[1]	50,000,000	49,681,750
4.144% due 12/04/25[1]	100,000,000	99,651,681
4.144% due 12/04/25[1]	32,000,000	31,888,538
4.162% due 12/16/25[1]	124,000,000	123,400,150
4.162% due 12/23/25[1]	50,000,000	49,718,750
4.162% due 12/23/25[1]	44,000,000	43,752,500
4.184% due 11/04/25[1]	100,000,000	99,988,611
4.184% due 11/04/25[1]	33,000,000	32,996,242
4.201% due 11/28/25[1]	50,000,000	49,857,639
4.201% due 11/28/25[1]	15,000,000	14,957,292
4.219% due 12/09/25[1]	42,000,000	41,827,590
4.219% due 12/09/25[1]	50,000,000	49,794,750
4.232% due 11/20/25[1]	100,000,000	99,804,972
4.232% due 11/20/25[1]	25,000,000	24,951,243
4.252% due 11/13/25[1]	12,000,000	11,986,167
4.252% due 11/13/25[1]	50,000,000	49,942,361
4.256% due 01/02/26[1]	115,000,000	114,212,250
4.261% due 01/22/26[1]	23,000,000	22,789,678
4.261% due 01/22/26[1]	100,000,000	99,085,556
4.266% due 01/29/26[1]	24,000,000	23,761,040
4.266% due 01/29/26[1]	100,000,000	99,004,333
4.271% due 01/15/26[1]	20,000,000	19,832,708
4.271% due 01/15/26[1]	100,000,000	99,163,542
4.293% due 01/08/26[1]	17,000,000	16,870,814
4.293% due 01/08/26[1]	100,000,000	99,240,083

	Face amount	Value
U.S. Treasury obligations—(concluded)
4.329% due 12/02/25[1]	$23,000,000	$22,921,998
4.329% due 12/02/25[1]	100,000,000	99,660,861
4.344% due 11/25/25[1]	100,000,000	99,741,806
4.344% due 11/25/25[1]	25,000,000	24,935,451
4.350% due 11/12/25[1]	175,000,000	174,814,937
4.350% due 11/18/25[1]	181,000,000	180,680,987
U.S. Treasury Floating Rate Notes
3 mo. Treasury money market yield + 0.098%, 3.864% due 11/03/25[2]	145,000,000	144,976,906
3 mo. Treasury money market yield + 0.150%, 3.916% due 11/03/25[2]	482,250,000	482,238,960
3 mo. Treasury money market yield + 0.159%, 3.925% due 11/03/25[2]	65,000,000	64,959,063
3 mo. Treasury money market yield + 0.160%, 3.926% due 11/03/25[2]	217,000,000	217,011,923
3 mo. Treasury money market yield + 0.182%, 3.948% due 11/03/25[2]	267,000,000	266,981,913
3 mo. Treasury money market yield + 0.190%, 3.956% due 11/03/25[2]	69,000,000	68,999,999
3 mo. Treasury money market yield + 0.205%, 3.971% due 11/03/25[2]	408,000,000	408,198,891
3 mo. Treasury money market yield + 0.245%, 4.011% due 11/03/25[2]	141,928,000	141,944,257
U.S. Treasury Notes
3.625% due 05/15/26	58,000,000	57,866,058
3.750% due 04/15/26	55,000,000	54,908,061
3.875% due 01/15/26	51,000,000	50,983,843
4.250% due 01/31/26	130,000,000	130,041,792
4.500% due 03/31/26	106,000,000	106,150,683
4.625% due 03/15/26	55,000,000	55,099,220
4.875% due 04/30/26	161,000,000	161,535,266
Total U.S. Treasury obligations (cost—$14,403,261,733)		14,403,261,733
Total investments (cost—$14,403,261,733 which approximates cost for federal income tax purposes)—102.1%		14,403,261,733

Liabilities in excess of other assets—(2.1)%		(296,721,718)
Net assets—100.0%		$14,106,540,015

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

100% US Treasury Master Fund

Portfolio of investments—October 31, 2025 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2025 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets

U.S. Treasury obligations	$—	$14,403,261,733	$—	$14,403,261,733
Total	$—	$14,403,261,733	$—	$14,403,261,733

At October 31, 2025, there were no transfers in or out of Level 3.

Portfolio footnotes

[1]	Rate shown reflects yield at October 31, 2025.
[2]

Floating or variable rate securities. The rates disclosed are as of October 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

See accompanying notes to financial statements.

Prime CNAV Master Fund

Portfolio of investments—October 31, 2025 (unaudited)

	Face amount	Value
Certificates of deposit—8.7%
Banking-non-U.S.—8.1%
Bank of Nova Scotia
1 day USD SOFR + 0.300%, 4.340%, due 11/03/25[1]	$85,000,000	$85,000,000
1 day USD SOFR + 0.320%, 4.360%, due 11/03/25[1]	113,000,000	113,000,000
Canadian Imperial Bank of Commerce
1 day USD SOFR + 0.310%, 4.350%, due 11/03/25[1]	100,000,000	100,000,000
1 day USD SOFR + 0.330%, 4.370%, due 11/03/25[1]	125,000,000	125,000,000
Commonwealth Bank of Australia 1 day USD SOFR + 0.280%, 4.320%, due 11/03/25[1]	25,000,000	25,000,000
Mizuho Bank Ltd.
4.360%, due 01/02/26	125,000,000	125,000,000
1 day USD SOFR + 0.230%, 4.500%, due 11/03/25[1]	125,000,000	125,000,000
National Australia Bank Ltd. 1 day USD SOFR + 0.340%, 4.380%, due 11/03/25[1]	125,000,000	125,000,000
Nordea Bank Abp
1 day USD SOFR + 0.320%, 4.360%, due 11/03/25[1]	100,000,000	100,000,000
1 day USD SOFR + 0.370%, 4.410%, due 11/03/25[1]	42,000,000	42,000,000
Oversea-Chinese Banking Corp. Ltd.
1 day USD SOFR + 0.200%, 4.470%, due 11/03/25[1]	92,000,000	92,000,000
1 day USD SOFR + 0.240%, 4.510%, due 11/03/25[1]	121,000,000	121,000,000
1 day USD SOFR + 0.240%, 4.510%, due 11/03/25[1]	100,000,000	99,978,667
1 day USD SOFR + 0.250%, 4.520%, due 11/03/25[1]	125,000,000	125,000,000
1 day USD SOFR + 0.400%, 4.670%, due 11/03/25[1]	65,000,000	65,000,000
Skandinaviska Enskilda Banken AB 1 day USD SOFR + 0.320%, 4.590%, due 11/03/25[1]	92,000,000	92,000,000
Sumitomo Mitsui Banking Corp. 1 day USD SOFR + 0.220%, 4.260%, due 11/03/25[1]	125,000,000	125,000,000
Sumitomo Mitsui Trust 4.070%, due 01/20/26	125,000,000	125,000,000
Svenska Handelsbanken AB 1 day USD SOFR + 0.210%, 4.480%, due 11/03/25[1]	125,000,000	125,000,000
Westpac Banking Corp. 1 day USD SOFR + 0.300%, 4.340%, due 11/03/25[1]	121,000,000	121,000,000

		2,055,978,667

Banking-U.S.—0.6%
KBC Bank 3.870%, due 11/06/25	165,000,000	165,000,000

		165,000,000
Total Certificates of deposit (cost—$2,220,978,667)		2,220,978,667

	Face amount	Value
Commercial paper—52.4%
Asset-backed-miscellaneous—11.0%
Albion Capital Corp. SA/Albion Capital LLC
4.290%, due 11/28/25	$56,000,000	$55,833,167
4.310%, due 11/20/25	36,000,000	35,926,730
Antalis SA
4.110%, due 01/07/26[2]	42,000,000	41,688,325
4.370%, due 11/12/25[2]	49,000,000	48,946,467
4.370%, due 11/13/25[2]	36,000,000	35,956,300
4.400%, due 11/06/25[2]	31,000,000	30,988,633
Atlantic Asset Securitization LLC 4.290%, due 11/20/25[2]	61,000,000	60,876,424
Barton Capital SA
4.020%, due 11/05/25[2]	60,000,000	59,986,600
4.210%, due 12/10/25[2]	50,000,000	49,783,653
4.320%, due 11/05/25[2]	50,000,000	49,988,000
Cabot Trail Funding LLC
3.890%, due 11/03/25[2]	162,430,000	162,430,000
3.980%, due 02/02/26[2]	125,000,000	123,742,430
Fairway Finance Co. LLC
3.970%, due 03/25/26[2]	50,000,000	49,217,028
4.200%, due 02/19/26[2]	100,000,000	98,740,000
Gotham Funding Corp.
3.960%, due 01/26/26[2]	125,000,000	123,845,000
4.280%, due 11/21/25[2]	125,000,000	124,732,500
4.310%, due 11/04/25[2]	50,000,000	49,994,014
Liberty Street Funding LLC
4.290%, due 12/02/25[2]	50,000,000	49,827,208
4.300%, due 01/09/26[2]	77,000,000	76,383,786
LMA-Americas LLC
4.300%, due 11/06/25[2]	31,000,000	30,988,892
4.320%, due 11/05/25[2]	56,000,000	55,986,560
4.360%, due 11/13/25[2]	63,700,000	63,622,852
Manhattan Asset Funding Co. LLC 4.300%, due 11/03/25[2]	50,000,000	50,000,000
Matchpoint Finance PLC 4.340%, due 11/03/25[2]	125,000,000	125,000,000
Nieuw Amsterdam Receivables Corp. BV 4.360%, due 11/12/25[2]	92,000,000	91,899,720
Old Line Funding LLC
3.930%, due 04/06/26	75,000,000	73,739,125
3.980%, due 03/19/26	42,000,000	41,368,507
1 day USD SOFR + 0.250%, 4.520%, due 11/03/25[1,2]	130,000,000	130,000,000
1 day USD SOFR + 0.250%, 4.520%, due 11/03/25[1,2]	50,000,000	50,000,000
Starbird Funding Corp. 3.830%, due 11/03/25[2]	100,000,000	100,000,000
Thunder Bay Funding LLC
3.930%, due 04/06/26	50,000,000	49,159,417
4.110%, due 03/04/26[2]	75,000,000	73,963,937
4.240%, due 02/02/26	75,000,000	74,196,167
4.350%, due 11/03/25[2]	43,000,000	43,000,000
4.350%, due 12/03/25[2]	100,000,000	99,637,500
Victory Receivables Corp.
3.960%, due 01/26/26[2]	100,000,000	99,076,000
4.040%, due 01/07/26[2]	100,000,000	99,270,556
4.310%, due 11/03/25[2]	125,000,000	125,000,000

		2,804,795,498

Prime CNAV Master Fund

Portfolio of investments—October 31, 2025 (unaudited)

	Face amount	Value
Commercial paper—(continued)
Banking-non-U.S.—37.1%
Australia & New Zealand Banking Group Ltd.
3.850%, due 05/18/26[2]	$125,000,000	$122,379,861
4.120%, due 02/18/26[2]	125,000,000	123,469,306
1 day USD SOFR + 0.200%, 4.240%, due 11/03/25[1,2]	73,000,000	73,000,000
4.280%, due 12/18/25[2]	125,000,000	124,331,250
1 day USD SOFR + 0.270%, 4.310%, due 11/03/25[1,2]	125,000,000	125,000,000
Bank of Montreal 1 day USD SOFR + 0.250%, 4.290%, due 11/03/25[1]	116,000,000	116,000,000
Barclays Bank PLC
3.930%, due 03/02/26[2]	80,000,000	78,960,733
4.000%, due 01/14/26[2]	83,000,000	82,336,000
4.020%, due 02/04/26[2]	100,000,000	98,961,500
4.025%, due 02/02/26[2]	100,000,000	98,982,570
4.030%, due 01/14/26[2]	63,000,000	62,492,220
4.330%, due 11/26/25[2]	75,000,000	74,792,521
4.340%, due 11/07/25[2]	125,000,000	124,939,722
4.400%, due 11/03/25[2]	115,000,000	115,000,000
Canadian Imperial Bank of Commerce
3.880%, due 11/06/25[2]	155,000,000	154,949,883
3.940%, due 11/05/25[2]	175,000,000	174,961,694
4.010%, due 11/04/25[2]	305,000,000	304,966,026
Commonwealth Bank of Australia
1 day USD SOFR + 0.250%, 4.290%, due 11/03/25[1,2]	50,000,000	50,000,000
1 day USD SOFR + 0.250%, 4.290%, due 11/03/25[1,2]	62,000,000	61,999,877
1 day USD SOFR + 0.260%, 4.300%, due 11/03/25[1,2]	100,000,000	100,000,000
1 day USD SOFR + 0.330%, 4.370%, due 11/03/25[1,2]	100,000,000	100,000,000
Cooperatieve Rabobank UA 4.260%, due 11/07/25	62,000,000	61,970,653
DBS Bank Ltd.
4.100%, due 03/03/26[2]	40,000,000	39,453,333
4.220%, due 12/03/25[2]	125,000,000	124,560,417
4.220%, due 12/05/25[2]	85,000,000	84,681,156
4.310%, due 11/06/25[2]	138,000,000	137,950,435
4.370%, due 11/03/25[2]	125,000,000	125,000,000
DZ Bank AG Deutsche Zentral-Genossenschaftsbank 3.840%, due 11/03/25[2]	875,000,000	875,000,000
Erste Finance Delaware LLC
3.900%, due 11/05/25[2]	505,000,000	504,890,583
3.920%, due 11/04/25[2]	315,000,000	314,965,700
Federation des Caisses Desjardins du Quebec
3.820%, due 04/14/26[2]	125,000,000	122,851,250
3.940%, due 03/18/26[2]	76,752,000	75,617,989
4.030%, due 11/04/25[2]	75,000,000	74,991,604
4.150%, due 02/20/26[2]	125,000,000	123,429,340
4.340%, due 11/14/25[2]	125,000,000	124,834,236
4.340%, due 12/22/25[2]	125,000,000	124,261,597
Mitsubishi UFJ Trust & Banking Corp. 3.830%, due 04/28/26[2]	125,000,000	122,659,444

	Face amount	Value
Commercial paper—(continued)
Banking-non-U.S.—(continued)
Mizuho Bank Ltd.
3.925%, due 02/24/26[2]	$125,000,000	$123,459,983
4.385%, due 11/07/25[2]	125,000,000	124,939,097
National Australia Bank Ltd. 1 day USD SOFR + 0.240%, 4.280%, due 11/03/25[1,2]	99,000,000	99,000,000
National Bank of Canada
4.100%, due 05/18/26[2]	125,000,000	122,209,722
1 day USD SOFR + 0.300%, 4.340%, due 11/03/25[1,2]	125,000,000	125,000,000
Nordea Bank Abp
3.820%, due 04/07/26[2]	104,875,000	103,150,098
4.075%, due 03/02/26[2]	88,000,000	86,814,628
4.160%, due 02/06/26[2]	62,000,000	61,319,378
NRW Bank 4.025%, due 11/04/25[2]	60,000,000	59,993,292
Podium Funding Trust
3.860%, due 04/23/26	80,000,000	78,533,200
3.920%, due 04/07/26	90,000,000	88,481,000
4.330%, due 01/14/26	125,000,000	123,917,500
4.330%, due 01/21/26	61,000,000	60,420,381
4.330%, due 01/23/26	61,000,000	60,405,708
4.340%, due 01/05/26	50,000,000	49,620,250
4.345%, due 11/12/25	118,000,000	117,871,823
4.360%, due 11/21/25	50,000,000	49,891,000
Royal Bank of Canada 4.160%, due 02/23/26[2]	68,000,000	67,119,929
Skandinaviska Enskilda Banken AB
3.900%, due 05/11/26[2]	125,000,000	122,440,625
1 day USD SOFR + 0.260%, 4.530%, due 11/03/25[1,2]	75,000,000	75,000,000
1 day USD SOFR + 0.260%, 4.530%, due 11/03/25[1,2]	125,000,000	125,000,000
1 day USD SOFR + 0.320%, 4.590%, due 11/03/25[1,2]	33,000,000	33,000,000
1 day USD SOFR + 0.320%, 4.590%, due 11/03/25[1,2]	125,000,000	125,000,000
Sumitomo Mitsui Trust Bank Ltd.
3.980%, due 01/23/26[2]	125,000,000	123,880,625
4.255%, due 11/20/25[2]	117,500,000	117,263,907
4.370%, due 11/04/25[2]	125,000,000	124,984,826
Svenska Handelsbanken AB
4.160%, due 02/10/26[2]	125,000,000	123,570,000
1 day USD SOFR + 0.200%, 4.470%, due 11/03/25[1,2]	125,000,000	125,000,000
1 day USD SOFR + 0.260%, 4.530%, due 11/03/25[1,2]	113,000,000	113,000,000
Swedbank AB
4.150%, due 02/20/26[2]	140,000,000	138,240,861
4.470%, due 11/03/25[1]	125,000,000	125,000,000
1 day USD SOFR + 0.200%, 4.470%, due 11/03/25[1,2]	91,000,000	91,000,000
1 day USD SOFR + 0.250%, 4.520%, due 11/03/25[1]	125,000,000	125,000,000
1 day USD SOFR + 0.270%, 4.540%, due 11/03/25[1,2]	125,000,000	125,000,000

Prime CNAV Master Fund

Portfolio of investments—October 31, 2025 (unaudited)

	Face amount	Value
Commercial paper—(concluded)
Banking-non-U.S.—(concluded)
1 day USD SOFR + 0.280%, 4.550%, due 11/03/25[1,2]	$125,000,000	$125,000,000
United Overseas Bank Ltd.
1 day USD SOFR + 0.180%, 4.450%, due 11/03/25[1,2]	125,000,000	125,000,000
1 day USD SOFR + 0.200%, 4.470%, due 11/03/25[1,2]	125,000,000	125,000,000
Westpac Banking Corp.
1 day USD SOFR + 0.260%, 4.300%, due 11/03/25[1,2]	125,000,000	125,000,000
1 day USD SOFR + 0.400%, 4.440%, due 11/03/25[1,2]	125,000,000	125,000,000

		9,444,168,733

Banking-U.S.—3.3%
Bedford Row Funding Corp.
3.850%, due 04/13/26[2]	50,000,000	49,139,097
4.140%, due 02/20/26[2]	85,000,000	83,934,525
4.170%, due 02/04/26[2]	50,000,000	49,461,375
1 day USD SOFR + 0.190%, 4.230%, due 11/03/25[1,2]	125,000,000	125,000,000
1 day USD SOFR + 0.230%, 4.270%, due 11/03/25[1,2]	125,000,000	125,000,000
4.310%, due 01/12/26[2]	125,000,000	123,952,431
Collateralized Commercial Paper V Co. LLC
1 day USD SOFR + 0.300%, 4.340%, due 11/03/25[1]	125,000,000	125,000,000
1 day USD SOFR + 0.300%, 4.340%, due 11/03/25[1]	75,000,000	75,000,000
Cooperatieve Rabobank UA 3.930%, due 03/09/26	78,000,000	76,927,110

		833,414,538

Banks—1.0%
Bank of Nova Scotia 4.080%, due 03/03/26[2]	125,000,000	123,300,000
Toronto-Dominion Bank 3.980%, due 03/10/26[2]	125,000,000	123,244,931

		246,544,931
Total commercial paper (cost—$13,328,923,700)		13,328,923,700

Time deposits—4.0%
Banking-non-U.S.—4.0%
ABN AMRO Bank NV 3.830%, due 11/03/25	575,000,000	575,000,000
Credit Agricole Corporate & Investment Bank SA 3.820%, due 11/03/25	170,000,000	170,000,000
Mizuho Bank Ltd. 3.870%, due 11/03/25	275,000,000	275,000,000
Total time deposits (cost—$1,020,000,000)		1,020,000,000

	Face amount	Value
Repurchase agreements—31.3%
Repurchase agreement dated 10/01/25 with BofA Securities, Inc., 4.520% due 02/03/26, collateralized by $33,266,170 various asset-backed convertible bonds, zero coupon to 12.750% due 06/15/26 to 05/01/2119, 129,145, various equity securities; (value—$26,323,549); proceeds: $25,094,167[3]	$25,000,000	$25,000,000
Repurchase agreement dated 10/31/25 with BNP Paribas Securities Corp., 4.000% due 11/03/25, collateralized by $59,892,869 various asset-backed convertible bonds, zero coupon to 11.250% due 11/12/25 to 12/31/79; (value—$54,330,229); proceeds: $50,016,667	50,000,000	50,000,000
Repurchase agreement dated 10/01/25 with BofA Securities, Inc., 4.520% due 02/03/26, collateralized by $63,950,075 various asset-backed convertible bonds, zero coupon to 14.000% due 08/01/26 to 10/23/45, 89,661, various equity securities; (value—$68,668,711); proceeds: $65,244,833[3]	65,000,000	65,000,000
Repurchase agreement dated 06/03/24 with J.P. Morgan Securities LLC, 4.100% due 11/07/25, collateralized by $77,791,000 various asset-backed convertible bonds, 0.250% due 06/01/29; (value—$82,500,057); proceeds: $75,256,250[3]	75,000,000	75,000,000
Repurchase agreement dated 06/03/24 with J.P. Morgan Securities LLC, 4.240% due 01/29/26, collateralized by $105,527,640 various asset-backed convertible bond, zero coupon due 12/01/25; (value—$105,000,002); proceeds: $100,353,333[3]	100,000,000	100,000,000
Repurchase agreement dated 06/03/25 with J.P. Morgan Securities LLC, 4.100% due 11/07/25, collateralized by $67,328,096 various asset-backed convertible bonds, zero coupon to 7.500% due 12/01/25 to 06/15/31; $770 various equity securities; (value—$118,808,639); proceeds: $104,353,333[3]	104,000,000	104,000,000
Repurchase agreement dated 10/31/25 with BofA Securities, Inc., 4.150% due 11/03/25, collateralized by $765,306,907 Federal National Mortgage Association obligations, 3.000% to 4.000% due 11/01/46 to 11/01/49; (value—$129,234,000); proceeds: $126,743,817	126,700,000	126,700,000

Prime CNAV Master Fund

Portfolio of investments—October 31, 2025 (unaudited)

	Face amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 10/01/25 with BofA Securities, Inc., 4.520% due 02/03/26, collateralized by $124,042,000 various asset-backed convertible bonds, zero coupon to 8.875% due 12/01/25 to 12/01/44; $668,325 various equity securities; (value—$187,175,414); proceeds: $175,659,167[3]	$175,000,000	$175,000,000
Repurchase agreement dated 10/31/25 with BNP Paribas Securities Corp., 3.960% due 11/03/25, collateralized by $460,847,637 Federal Home Loan Mortgage Corp., obligations, 0.361% to 5.430% due 03/25/26 to 02/25/35, $43,727,571 Federal National Mortgage Association obligations, 1.873% to 4.450% due 07/25/33 to 02/25/40 and $376,963,661 various asset-backed convertible bonds, Zero coupn to 9.250% due 11/03/25 to 01/28/85; (value—$237,369,178); proceeds: $225,074,250	225,000,000	225,000,000

Repurchase agreement dated 10/31/25 with Barclays Bank PLC, 4.150% due 11/03/25, collateralized by $117,309,840 U.S. Treasury Bond Strips, zero coupon due 11/15/34 to 02/15/51, $6,835,600 U.S. Treasury Notes, 4.625% to 4.875% due 11/30/25 to 02/15/35, $256,993,600 U.S. Treasury Bond Principal Strips, zero coupon due 05/15/55, $3,188,202,900 U.S. Treasury Bonds, 1.125% to 4.875% due 02/15/39 to 08/15/55, $226,631,500 U.S. Treasury Inflation Index Bonds, 0.250% to 2.375% due 01/15/27 to 02/15/54 and $7,241,800 U.S. Treasury Inflation Index Notes, 0.375% due 01/15/27; (value—$3,060,000,000); proceeds: $3,001,037,500

	3,000,000,000	3,000,000,000
Repurchase agreement dated 10/31/25 with Fixed Income Clearing Corp. (State Street Bank and Trust Co.) 4.150% due 11/03/25, collateralized by $3,128,518,600 U.S. Treasury Notes, 0.500% to 4.625% due 01/15/26 to 08/15/32, $75,000,000 U.S. Treasury Bill, zero coupon due 03/12/26 and $659,421,900 U.S. Treasury Inflation Index Notes, 0.125% to 0.625% due 01/15/26 to 04/15/26; (value—$4,080,000,355); proceeds: $4,001,383,333	4,000,000,000	4,000,000,000
Total repurchase agreements (cost—$7,945,700,000)		7,945,700,000
Total investments (cost—$24,515,602,367 which approximates cost for federal income tax purposes)—96.4%		24,515,602,367

Other assets in excess of liabilities—3.6%		919,494,526
Net assets—100.0%		$25,435,096,893

For a listing of defined portfolio acronyms that are used throughout the Portfolio of investments as well as the tables that follow, please refer to the Glossary of terms used in the Portfolio of investments.

Prime CNAV Master Fund

Portfolio of investments—October 31, 2025 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2025 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets

Certificates of deposit	$—	$2,220,978,667	$—	$2,220,978,667
Commercial paper	—	13,328,923,700	—	13,328,923,700
Time deposits	—	1,020,000,000	—	1,020,000,000
Repurchase agreements	—	7,945,700,000	—	7,945,700,000
Total	$—	$24,515,602,367	$—	$24,515,602,367

At October 31, 2025, there were no transfers in or out of Level 3.

Portfolio footnotes

[1]

Floating or variable rate securities. The rates disclosed are as of October 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

[2]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registrations, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $11,664,661,962, represented 45.9% of the Master Fund’s net assets at period end.

[3]

Investment has a put feature, which allows the Master Fund to accelerate the maturity, and a variable or floating rate. The interest rate shown is the current rate as of October 31, 2025 and changes periodically. The maturity date reflects the earliest put date, interest is paid monthly, and the proceeds represent the receivable of the Master Fund if the put feature was exercised as of October 31, 2025.

See accompanying notes to financial statements.

Glossary of terms used in the Portfolio of investments

Portfolio acronyms:

SOFR	Secured Overnight Financing Rate

See accompanying notes to financial statements.

Master Trust

Statement of assets and liabilities

October 31, 2025 (unaudited)

	Government Master Fund	Treasury Master Fund	100% US Treasury Master Fund	Prime CNAV Master Fund
Assets:
Investments, at cost
Investments	$17,229,018,622	$27,543,911,590	$14,403,261,733	$16,569,902,367
Repurchase agreements	8,435,000,000	13,579,000,000	—	7,945,700,000

Investments, at value
Investments	17,229,018,622	27,543,911,590	14,403,261,733	16,569,902,367
Repurchase agreements	8,435,000,000	13,579,000,000	—	7,945,700,000
Cash	987,901,512	1,105,390,908	82,418,329	900,193,556
Receivable for interest	22,909,639	23,865,557	4,574,520	23,529,644
Deferred offering costs	—	—	71,376	—
Total assets	26,674,829,773	42,252,168,055	14,490,325,958	25,439,325,567

Liabilities:
Payable for investments purchased	386,517,419	309,166,663	381,453,392	—
Payable to affiliate	4,240,591	7,438,001	2,173,450	4,228,674
Payable to custodian	—	—	80,910	—
Accrued expenses and other liabilities	—	—	78,191	—
Total liabilities	390,758,010	316,604,664	383,785,943	4,228,674
Net assets, at value	$26,284,071,763	$41,935,563,391	$14,106,540,015	$25,435,096,893

See accompanying notes to financial statements.

Master Trust

Statement of operations

For the six months ended October 31, 2025 (unaudited)

	Government Master Fund	Treasury Master Fund	100% US Treasury Master Fund	Prime CNAV Master Fund
Investment income:
Interest	$549,884,526	$981,055,364	$263,847,612	$568,088,404
Expenses:
Investment advisory and administration fees	12,729,774	22,464,130	6,179,397	12,775,985
Custody and fund accounting fees	—	—	156,061	—
Trustees’ fees	52,168	89,424	61,509	52,136
Professional services fees	—	—	62,526	—
Printing and shareholder report fees	—	—	4,821	—
Other expenses	—	—	43,195	—
Total expenses	12,781,942	22,553,554	6,507,509	12,828,121
Less: Fee waivers and/or Trustees’ fees reimbursement by administrator	—	—	(296,165)	—
Net expenses	12,781,942	22,553,554	6,211,344	12,828,121
Net investment income (loss)	537,102,584	958,501,810	257,636,268	555,260,283
Net realized gain (loss)	—	239,668	108,108	—
Net increase (decrease) in net assets resulting from operations	$537,102,584	$958,741,478	$257,744,376	$555,260,283

See accompanying notes to financial statements.

Master Trust

Statement of changes in net assets

	Government Master Fund
	For the six months ended October 31, 2025 (unaudited)	For the year ended April 30, 2025
From operations:

Net investment income (loss)	$537,102,584	$1,248,575,044
Net realized gain (loss)	—	1,158,182
Net increase (decrease) in net assets resulting from operations	537,102,584	1,249,733,226
Net increase (decrease) in net assets from beneficial interest transactions	1,704,214,514	(530,449,132)
Net increase (decrease) in net assets	2,241,317,098	719,284,094
Net assets:

Beginning of period	24,042,754,665	23,323,470,571
End of period	$26,284,071,763	$24,042,754,665

	Treasury Master Fund
	For the six months ended October 31, 2025 (unaudited)	For the year ended April 30, 2025
From operations:

Net investment income (loss)	$958,501,810	$2,022,437,831
Net realized gain (loss)	239,668	—
Net increase (decrease) in net assets resulting from operations	958,741,478	2,022,437,831
Net increase (decrease) in net assets from beneficial interest transactions	(440,470,473)	297,824,288
Net increase (decrease) in net assets	518,271,005	2,320,262,119
Net assets:

Beginning of period	41,417,292,386	39,097,030,267
End of period	$41,935,563,391	$41,417,292,386

	100% US Treasury Master Fund
	For the six months ended October 31, 2025 (unaudited)	For the year ended April 30, 2025
From operations:

Net investment income (loss)	$257,636,268	$312,136,145
Net realized gain (loss)	108,108	67,921
Net increase (decrease) in net assets resulting from operations	257,744,376	312,204,066
Net increase (decrease) in net assets from beneficial interest transactions	3,897,402,069	9,614,090,492
Net increase (decrease) in net assets	4,155,146,445	9,926,294,558
Net assets:

Beginning of period	9,951,393,570	25,099,012
End of period	$14,106,540,015	$9,951,393,570

See accompanying notes to financial statements.

Master Trust

Statement of changes in net assets

	Prime CNAV Master Fund
	For the six months ended October 31, 2025 (unaudited)	For the year ended April 30, 2025
From operations:

Net investment income (loss)	$555,260,283	$1,042,986,492
Net realized gain (loss)	—	66,584
Net increase (decrease) in net assets resulting from operations	555,260,283	1,043,053,076
Net increase (decrease) in net assets from beneficial interest transactions	(167,446,124)	10,647,278,707	*
Net increase (decrease) in net assets	387,814,159	11,690,331,783
Net assets:

Beginning of period	25,047,282,734	13,356,950,951
End of period	$25,435,096,893	$25,047,282,734

*

Includes $8,370,789,961 attributed to the Plan of Reorganization pursuant to which Prime Master Fund transferred its assets to Prime CNAV Master Fund. Refer to the Reorganization of Funds in the notes to financial statements for further details.

See accompanying notes to financial statements.

Government Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Six months ended October 31, 2025 (unaudited)	Years ended April 30,
		2025	2024	2023	2022	2021
Ratios to average net assets:
Expenses before fee waivers	0.10%[1]	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.10%[1]	0.10%	0.10%	0.04%	0.06%	0.10%
Net investment income (loss)	4.20%[1]	4.77%	5.25%	3.78%	0.02%	0.09%
Supplemental data:
Total investment return[2]	2.17%	4.90%	5.39%	3.14%	0.03%	0.08%
Net assets, end of period (000’s)	$26,284,072	$24,042,755	$23,323,471	$19,234,965	$4,297,678	$8,822,693

[1]	Annualized.
[2]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

Treasury Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Six months ended October 31, 2025 (unaudited)	Years ended April 30,
		2025	2024	2023	2022	2021
Ratios to average net assets:
Expenses before fee waivers	0.10%[1]	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.10%[1]	0.10%	0.10%	0.10%	0.06%	0.09%
Net investment income (loss)	4.20%[1]	4.76%	5.24%	3.23%	0.04%	0.09%
Supplemental data:
Total investment return[2]	2.17%	4.89%	5.36%	3.06%	0.04%	0.08%
Net assets, end of period (000’s)	$41,935,563	$41,417,292	$39,097,030	$34,877,847	$21,681,389	$32,675,191

[1]	Annualized.
[2]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

100% US Treasury Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Six months ended October 31, 2025 (unaudited)	Year ended April 30, 2025	For the period from March 13, 2024[1] to April 30, 2024
Ratios to average net assets:
Expenses before fee waivers	0.10%[2]	0.11%	1.73%[2]
Expenses after fee waivers	0.10%[2]	0.10%	0.10%[2]
Net investment income (loss)	4.15%[2]	4.53%	5.26%[2]
Supplemental data:
Total investment return[3]	2.14%	4.95%	0.70%
Net assets, end of period (000’s)	$14,106,540	$9,951,394	$25,099

[1]	Commencement of operations.
[2]	Annualized.
[3]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

Prime CNAV Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Six months ended October 31, 2025 (unaudited)	Years ended April 30,
		2025	2024	2023	2022	2021
Ratios to average net assets:
Expenses	0.10%[1]	0.10%	0.10%	0.10%	0.10%	0.10%
Net investment income (loss)	4.33%[1]	4.80%	5.41%	3.84%	0.08%	0.19%
Supplemental data:
Total investment return[2]	2.23%	5.01%	5.55%	3.27%	0.09%	0.17%
Net assets, end of period (000’s)	$25,435,097	$25,047,283	$13,356,951	$8,966,285	$1,908,435	$4,449,407

[1]	Annualized.
[2]

The total investment return for the Master Funds is calculated using geometric average return. The Master Funds issue ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

Master Trust

Notes to financial statements (unaudited)

Organization and significant accounting policies

Government Master Fund, Treasury Master Fund, 100% US Treasury Master Fund, and Prime CNAV Master Fund (each a “Master Fund”, collectively, the “Master Funds”) are each registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of Master Trust, an open-end management investment company organized as a Delaware statutory trust on June 12, 2007. The Trust is a series mutual fund with four series.

Treasury Master Fund commenced operations on August 28, 2007. Prime CNAV Master Fund commenced operations on January 19, 2016, Government Master Fund commenced operations on June 24, 2016, and 100% US Treasury Master Fund commenced operations on March 13, 2024.

UBS Asset Management (Americas) LLC (“UBS AM”) is the investment advisor and administrator for the Master Funds. UBS AM is an indirect wholly owned subsidiary of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

Master Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

Each Master Fund may issue any number of interests and each interest shall have a par value of $0.001 per interest. The interests of a Master Fund shall represent a proportional beneficial interest in the net assets belonging to that series. Each holder of interests of a Master Fund shall be entitled to receive his or her pro rata share of all distributions made with respect to such Master Fund according to the investor’s ownership percentage of such Master Fund on the record date established for payment. Upon redemption of interests, an investor shall be paid solely out of the assets and property of such Master Fund. Beneficial interests in the Trust are not registered under the Securities Act of 1933, as amended, since such interests are issued in private placement transactions.

In the normal course of business, the Master Funds may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Master Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Funds that have not yet occurred. However, the Master Funds have not had any prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Master Funds’ financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Master Funds adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280)—Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Master Funds’ financial position or the results of their operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Master Funds’ portfolio management team acts as the Master Funds’ CODM. Each of the Master Funds represents a single operating segment, as the CODM monitors the operating results of each Master Fund as a whole, and the Master Fund’s long-term strategic asset allocation is pre-determined in accordance

Master Trust

Notes to financial statements (unaudited)

with the Master Fund’s single investment objective which is executed by the Master Fund’s portfolio managers as a team. The financial information in the form of the Master Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which are used by the CODM to assess the segment’s performance versus the Master Fund’s comparative benchmarks and to make resource allocation decisions for the Master Fund’s single segment, is consistent with that presented within the Master Fund’s financial statements. Segment assets are reflected on the accompanying statements of assets and liabilities as “total assets” and significant segment expenses are listed on the accompanying statements of operations.

In December 2023, FASB issued Accounting Standards Update 2023-09, Income Taxes (Topic 740)—Improvements to Income Tax Disclosures (“ASU 2023-09”). The amendments enhance income tax disclosures by requiring greater disaggregation in the rate reconciliation and income taxes paid by jurisdiction, while eliminating certain outdated disclosure requirements. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the impact of ASU 2023-09 but does not expect it to have a material impact on the financial statements.

The following is a summary of significant accounting policies:

Valuation of investments

Under Rule 2a-7, Government Master Fund, Treasury Master Fund, 100% US Treasury Master Fund, and Prime CNAV Master Fund have adopted certain policies that enable them to use the amortized cost method of valuation. Government Master Fund, Treasury Master Fund and 100% US Treasury Master Fund, have adopted a policy to operate as “government money market funds”. Under Rule 2a-7, a “government money market fund” invests 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities). Prime CNAV Master Fund operates as a “retail money market fund”. Under Rule 2a-7, a “retail money market fund” is a money market fund that has policies and procedures reasonably designed to limit all beneficial owners of the fund to natural persons. As “government money market funds” and as a “retail money market fund”, Government Master Fund, Treasury Master Fund, 100% US Treasury Master Fund, and Prime CNAV Master Fund value their investments at amortized cost unless UBS AM, as the valuation designee appointed by Master Trust’s Board of Trustees (the “Board”) pursuant to Rule 2a-5 under the 1940 Act, determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by Government Master Fund, Treasury Master Fund, 100% US Treasury Master Fund, and Prime CNAV Master Fund is performed in an effort to ensure that amortized cost approximates market value.

The Board has designated UBS AM as the valuation designee pursuant to Rule 2a-5 under the 1940 Act and delegated to UBS AM the responsibility for making fair value determinations with respect to portfolio holdings. UBS AM, as the valuation designee, is responsible for periodically assessing any material risks associated with the determination of the fair value of investments; establishing and applying fair value methodologies; testing the appropriateness of fair value methodologies; and overseeing and evaluating third-party pricing services. UBS AM has the Equities, Fixed Income, and Multi-Asset Valuation Committee (the “VC”) to assist with its designated responsibilities as valuation designee with respect to the Master Funds’ portfolios of investments. The types of investments for which such fair value pricing may be necessary include, but are not limited to: investments of an issuer that has entered into a restructuring; fixed-income investments that have gone into default and for which there is no current market value quotation; Section 4(a)(2) commercial paper; investments that are restricted as to transfer or resale; illiquid investments; and investments for which the prices or values available do not, in the judgment of the VC, represent current market value. The need to fair value a Master Fund’s portfolio of investments may also result from low trading volume in foreign markets or thinly traded investments. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investments are purchased and sold.

Master Trust

Notes to financial statements (unaudited)

Each Master Fund’s portfolio holdings may also consist of shares of other investment companies in which the Master Fund invests. The value of each such open-end investment company will generally be its net asset value at the time a Master Fund’s beneficial interests are priced. Pursuant to each Master Fund’s use of the practical expedient within ASC Topic 820, investments in non-registered investment companies and/or investments in investment companies without publicly published prices are also valued at the daily net asset value. Each investment company generally values investments in a manner as described in that investment company’s prospectus or similar documents.

US GAAP requires disclosure regarding the various inputs that are used in determining the value of each Master Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of each Master Fund’s own assumptions in determining the fair value of investments.

A fair value hierarchy table has been included near the end of each Master Fund’s Portfolio of investments.

Liquidity fee—Consistent with Rule 2a-7, the Board is permitted to impose a liquidity fee on redemptions from Prime CNAV Master Fund under certain circumstances. Liquidity fees would reduce the amount an interest holder receives upon redemption of its beneficial interests. Prime CNAV Master Fund retains the liquidity fees for the benefit of its remaining interest holders. For the period ended October 31, 2025, the Board of Prime CNAV Master Fund did not impose any liquidity fees.

By operating as “government money market funds”, Government Master Fund, Treasury Master Fund and 100% US Treasury Master Fund are exempt from requirements that permit the imposition of a liquidity fee. While the Board may elect to subject Government Master Fund, Treasury Master Fund and 100% US Treasury Master Fund to liquidity fee requirements in the future, the Board has not elected to do so at this time.

Repurchase agreements—Each Master Fund (except 100% US Treasury Master Fund) may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. In all cases, underlying collateral (the purchased obligations) is valued daily in an effort to ensure that the value of the purchased securities, including accrued interest, is at least equal to the repurchase price. Such Master Funds maintain custody of the purchased securities prior to their repurchase, either through their regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Master Funds and their counterparty (in either case, in accordance with the 1940 Act).

In certain cases, these repurchase agreements are cleared through a central counterparty so that each of the Master Fund and the seller faces the central counterparty on the trade. These cleared repurchase agreements are subject to additional rules and requirements of the central counterparty and are also subject to a bilateral agreement between the Master Fund and the clearing member through which the Master Fund’s transaction was effected. The Master Fund maintains custody of the securities prior to their repurchase in accordance with the 1940 Act. Repurchase agreements collateralized by US Treasury securities will be subject to mandatory clearing as of June 30, 2027.

Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that the collateral is at

Master Trust

Notes to financial statements (unaudited)

least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by a fund upon acquisition is accrued as interest and included in its net investment income. In the event of default of the obligation to repurchase, the Master Funds generally have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds, equities and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. Moreover, repurchase agreements secured by obligations that are not eligible for direct investment under Rule 2a-7 or a fund’s investment strategies and limitations may require the Master Fund to promptly dispose of such collateral if the seller or guarantor becomes insolvent. If the seller (or seller’s guarantor, if any) becomes insolvent, the Master Funds may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by any other party to the transaction (including by the central counterparty in the case of cleared repurchase agreements), realization and/or retention of the collateral may be subject to legal proceedings. Each such Master Fund intends to enter into repurchase agreements only in transactions with counterparties believed by UBS AM to present minimal credit risk.

The relevant Master Funds may participate in joint repurchase agreement transactions with other funds managed or advised by UBS AM. Government Master Fund, Treasury Master Fund and Prime CNAV Master Fund may engage in repurchase agreements as part of normal investing strategies.

Under certain circumstances, a Master Fund may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in its portfolio at the end of the day in order to avoid having the Master Fund potentially exposed to a fee for uninvested cash held in a business account at a bank.

Investment transactions and investment income—Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Concentration of risk—The ability of the issuers of the debt securities held by the Master Funds to meet their obligations may be affected by economic, political and other developments particular to a specific industry, country, state or region.

Deferred offering costs—Offering costs consist primarily of legal fees and other costs incurred with organizing and registering a fund. With respect to 100% US Treasury Preferred Fund, deferred offering costs are amortized over a period of 12 months.

Investment advisor and administrator

UBS AM serves as the investment advisor and administrator to each Master Fund pursuant to an investment advisory and administration contract (“Management Contract”) approved by the Board. In accordance with the Management Contract, each Master Fund pays UBS AM an investment advisory and administration fee (“management fee”), which is accrued daily and paid monthly, at the below annual rates, as a percentage of each Master Fund’s average daily net assets:

Average daily net assets	Annual rate
Up to $30 billion	0.1000%
In excess of $30 billion up to $40 billion	0.0975
In excess of $40 billion up to $50 billion	0.0950
In excess of $50 billion up to $60 billion	0.0925
Over $60 billion	0.0900

Master Trust

Notes to financial statements (unaudited)

At October 31, 2025, the Master Fund owed UBS AM for investment advisory and administration services, net of waivers (if any), as follows:

Fund	Net amount owed to UBS AM
Government Master Fund	$4,240,591
Treasury Master Fund	7,438,001
100% US Treasury Master Fund	2,173,450
Prime CNAV Master Fund	4,228,674

In exchange for these fees, for each Master Fund except 100% US Treasury Master Fund, UBS AM has agreed to bear all of the Master Funds’ expenses other than interest (except interest on borrowings), taxes, extraordinary costs and the cost of securities purchased and sold by such Master Funds, including any transaction costs. Although UBS AM is not obligated to pay the fees and expenses of such Master Funds’ independent trustees, it is contractually obligated to reduce its management fee in an amount equal to those fees and expenses. UBS AM estimates that these fees and expenses will be less than 0.01% of each Master Fund’s average daily net assets.

With respect to 100% US Treasury Master Fund, such Master Fund will bear all expenses not specifically assumed by UBS AM incurred in its operations and the offering of its shares. UBS AM has contractually agreed to waive its management fees and/or reimburse expenses so that this Master Fund’s ordinary total operating expenses through August 31, 2026 (excluding, as applicable, (i) dividend expense, borrowing costs, and interest expense relating to short sales and (ii) investments in other investment companies, interest, taxes, brokerage commissions, expenses related to interest holders’ meetings and extraordinary expenses) do not exceed 0.10%. The contractual fee waiver agreement also provides that UBS AM is entitled to be reimbursed for any fees it waives and expenses it reimburses to the extent such reimbursement can be made during the three years following the period during which such fee waivers and expense reimbursements were made, provided that the reimbursement of UBS AM by 100% US Treasury Master Fund will not cause such Master Fund to exceed the lesser of any applicable expense limit that is in place for such Master Fund (i) at the time of the waiver or reimbursement or (ii) at the time of the recoupment. The fee waiver/expense reimbursement agreement may be terminated by the Trust’s board at any time and also will terminate automatically upon the expiration or termination of such Master Fund’s management contract with UBS AM.

At October 31, 2025, UBS AM waived the below amounts, which are subject to future renouncements which expire according to the dates below:

Fund	Fee waivers/expense reimbursements subject to repayment	Expires April 30, 2027	Expires April 30, 2028	Expires April 30, 2029
100% US Treasury Master Fund	$802,350	$54,171	$452,014	$296,165

Beneficial interest transactions

Government Master Fund

	For the six months ended October 31, 2025	For the year ended April 30, 2025
Contributions	$44,688,129,006	$92,715,049,160
Withdrawals	(42,983,914,492)	(93,245,498,292)
Net increase (decrease) in beneficial interest	$1,704,214,514	$(530,449,132)

Master Trust

Notes to financial statements (unaudited)

Treasury Master Fund

	For the six months ended October 31, 2025	For the year ended April 30, 2025
Contributions	$64,623,143,333	$83,950,122,114
Withdrawals	(65,063,613,806)	(83,652,297,826)
Net increase (decrease) in beneficial interest	$(440,470,473)	$297,824,288

100% US Treasury Master Fund

	For the six months ended October 31, 2025	For the year ended April 30, 2025
Contributions	$10,533,630,006	$14,987,658,097
Withdrawals	(6,636,227,937)	(5,373,567,605)
Net increase (decrease) in beneficial interest	$3,897,402,069	$9,614,090,492

Prime CNAV Master Fund

	For the six months ended October 31, 2025	For the year ended April 30, 2025
Contributions	$7,140,561,380	$27,537,686,305 *
Withdrawals	(7,308,007,504)	(16,890,407,598)
Net increase (decrease) in beneficial interest	$(167,446,124)	$10,647,278,707

*

Includes $8,370,789,961 attributed to the Plan of Reorganization pursuant to which Prime Master Fund transferred its assets to Prime CNAV Master Fund. Refer to the Reorganization of Funds in the notes to financial statements for further details.

Federal tax status

Each Master Fund is considered a non-publicly traded partnership for federal income tax purposes under the Internal Revenue Code; therefore, no federal tax provision is necessary. As such, each investor in a Master Fund is treated as owning its proportionate share of the net assets, income, expenses, and realized and unrealized gains and losses of the Master Fund. UBS AM intends that each Master Fund’s assets, income and distributions will be managed in such a way that an investor in a Master Fund will be able to continue to qualify as a regulated investment company by investing its net assets through the Master Fund.

Aggregate cost for federal income tax purposes was substantially the same for book purposes.

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Master Funds have conducted an analysis and concluded, as of October 31, 2025, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. The Master Funds recognize interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the period ended October 31, 2025, the Funds did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2025 and since inception for 100% US Treasury Master Fund, remains subject to examination by the Internal Revenue Service and state taxing authorities.

Master Trust

Notes to financial statements (unaudited)

Reorganization of Fund

Following the close of business August 23, 2024, the Target Fund reorganized into the existing Destination Fund within the Trust. The reorganization into the existing Destination Fund was as follows:

Target Fund	Destination Fund
Prime Master Fund	Prime CNAV Master Fund

Pursuant to an Agreement and Plan of Reorganization, the Target Fund transferred all of its property and assets to the Destination Fund. In exchange, the Destination Fund assumed all of the liabilities of the Target Fund and issued a proportionate interest to the Target Fund, as described below. The reorganization was accomplished by a tax-free exchange of the net assets of the Target Fund for a proportionate interest of the Destination Fund outstanding following the close of business on August 23, 2024. The allocated cost basis of the investments received from the Target Fund were carried forward to align ongoing reporting of the related feeder funds’ allocated realized and unrealized gains and losses with amounts distributable to feeder fund shareholders for tax purposes.

Target Fund	Destination Fund	Dollar Amount
Prime Master Fund	Prime CNAV Master Fund	$8,370,789,961

The net assets of the Target Fund, including unrealized appreciation (depreciation), were combined with those of the Destination Fund. These amounts were as follows:

Target Fund	Target Fund Unrealized Appreciation (Depreciation)	Target Fund Net Assets	Destination Fund	Destination Fund Net Assets Prior to Reorganization	Net Assets After Reorganization
Prime Master Fund	$(1,124,223)	$8,370,789,961	Prime CNAV Master Fund	$16,158,299,089	$24,529,089,050

Trustees

Virginia G. Breen

Richard R. Burt

Bernard H. Garil

Heather R. Higgins

Chair

David R. Malpass

Administrator (and Manager for the Master Funds)

UBS Asset Management (Americas) LLC

1285 Avenue of the Americas

New York, NY 10019

Principal Underwriter (for the feeder funds)

UBS Asset Management (US) Inc.

1285 Avenue of the Americas

New York, NY 10019

The financial information included herein is taken from the records of the Funds without examination by indepen-dent registered public accountants who do not express an opinion thereon.

This report is not to be used in connection with the offering of shares of the Funds unless accompanied or preceded by an effective prospectus.

© UBS 2025. All rights reserved.

UBS Asset Management (Americas) LLC

1285 Avenue of the Americas

New York, NY 10019

S1664

UBS Ultra Short Income Fund

Semiannual Financial Statements  |  October 31, 2025

UBS Ultra Short Income Fund

Portfolio of investments (unaudited)—October 31, 2025

	Face amount	Value
Asset-backed securities—15.3%
BMW Vehicle Owner Trust, Series 2022-A, Class A4, 3.440%, due 12/26/28	$568,616	$567,699
CCG Receivables Trust,
Series 2022-1, Class C, 4.670%, due 07/16/29[1]	3,000,000	3,000,001
Series 2022-1, Class B, 4.420%, due 07/16/29[1]	3,000,000	2,999,449
Series 2022-1, Class A2, 3.910%, due 07/16/29[1]	3,247	3,246
Series 2023-2, Class A2, 6.280%, due 04/14/32[1]	192,474	194,636
Chesapeake Funding II LLC,
Series 2023-1A, Class A1, 5.650%, due 05/15/35[1]	149,361	150,190
Series 2023-2A, Class A1, 6.160%, due 10/15/35[1]	1,632,633	1,653,653
Daimler Trucks Retail Trust, Series 2023-1, Class A3, 5.900%, due 03/15/27	697,695	701,442
Dell Equipment Finance Trust,
Series 2023-2, Class A3, 5.650%, due 01/22/29[1]	250,572	251,356
Series 2023-3, Class A3, 5.930%, due 04/23/29[1]	579,724	583,348
DLLAA LLC, Series 2023-1A, Class A3, 5.640%, due 02/22/28[1]	1,339,016	1,352,789
DLLST LLC, Series 2024-1A, Class A3, 5.050%, due 08/20/27[1]	867,094	870,461
Ford Credit Auto Owner Trust,
Series 2021-2, Class B, 1.910%, due 05/15/34[1]	3,250,000	3,167,356
Series 2022-B, Class C, 4.850%, due 12/15/29	1,935,000	1,939,284
GM Financial Consumer Automobile Receivables Trust,
Series 2023-1, Class C, 5.320%, due 10/16/28	1,000,000	1,010,362
Series 2023-1, Class B, 5.030%, due 09/18/28	3,000,000	3,024,043
GM Financial Revolving Receivables Trust, Series 2021-1, Class A, 1.170%, due 06/12/34[1]	4,000,000	3,899,154
GMF Floorplan Owner Revolving Trust, Series 2024-3A, Class B, 4.920%, due 11/15/28[1]	5,350,000	5,382,896
GreatAmerica Leasing Receivables Funding LLC, Series 2022-1, Class A3, 5.080%, due 09/15/26[1]	69,942	70,043
Hyundai Auto Lease Securitization Trust, Series 2024-A, Class A4, 5.070%, due 02/15/28[1]	3,250,000	3,265,691
Hyundai Auto Receivables Trust,
Series 2021-B, Class C, 1.120%, due 02/15/28	2,215,000	2,206,797

	Face amount	Value
Asset-backed securities—(concluded)
Series 2021-C, Class C, 1.660%, due 06/15/28	$3,140,000	$3,109,650
Kubota Credit Owner Trust, Series 2022-1A, Class A3, 2.670%, due 10/15/26[1]	27,386	27,366
Mercedes-Benz Auto Receivables Trust, Series 2023-2, Class A3, 5.950%, due 11/15/28	1,174,421	1,188,247
MMAF Equipment Finance LLC, Series 2022-A, Class A3, 3.200%, due 01/13/28[1]	641,047	639,391
Series 2023-A, Class A2, 5.790%, due 11/13/26[1]	45,148	45,214
Nissan Auto Lease Trust, Series 2023-B, Class A4, 5.610%, due 11/15/27	231,773	231,893
PenFed Auto Receivables Owner Trust, Series 2022-A, Class A4, 4.180%, due 12/15/28[1]	541,326	541,178
Stellantis Financial Underwritten Enhanced Lease Trust, Series 2025-AA, Class A2, 4.630%, due 07/20/27[1]	2,242,922	2,248,761
Synchrony Card Funding LLC, Series 2023-A1, Class A, 5.540%, due 07/15/29	1,000,000	1,009,738
Toyota Auto Receivables Owner Trust, Series 2022-C, Class A4, 3.770%, due 02/15/28	900,000	897,795
USAA Auto Owner Trust, Series 2022-A, Class B, 5.500%, due 02/15/30[1]	3,629,000	3,629,664
Verizon Master Trust,
Series 2024-3, Class A1A, 5.340%, due 04/22/30	35,000	35,677
Series 2024-8, Class A1A, 4.620%, due 11/20/30	500,000	506,023
World Omni Auto Receivables Trust, Series 2022-A, Class A3, 1.660%, due 05/17/27	43,370	43,325
Total asset-backed securities (cost—$50,407,767)		50,447,818

Commercial paper—19.0%
Auto manufacturers—5.8%
American Honda Finance Corp.
4.294%, due 12/04/25	3,000,000	2,988,422
4.332%, due 12/18/25	3,000,000	2,983,433
General Motors Financial Co., Inc. 4.000%, due 11/03/25[1]	13,000,000	12,997,111
		18,968,966
Banking-non-U.S.—3.5%
DBS Bank Ltd. 4.120%, due 11/21/25[1]	500,000	498,855
Mizuho Bank Ltd. 4.010%, due 01/14/26[1]	3,000,000	2,975,272

1

UBS Ultra Short Income Fund

Portfolio of investments (unaudited)—October 31, 2025

	Face amount	Value
Commercial paper—(concluded)
Banking-non-U.S—(concluded)
Sumitomo Mitsui Trust 4.020%, due 01/20/26[1]	$5,000,000	$4,955,333
Sumitomo Mitsui Trust Bank Ltd. 4.350%, due 11/05/25[1]	3,000,000	2,998,550

		11,428,010

Electric utilities—2.4%
Duke Energy Corp.
4.193%, due 12/19/25[1]	3,000,000	2,983,560
4.277%, due 11/13/25[1]	5,000,000	4,993,000

		7,976,560

Food products—2.4%
Mondelez International, Inc.
4.230%, due 11/03/25[1]	3,000,000	2,999,295
4.268%, due 12/02/25[1]	3,000,000	2,989,202
4.376%, due 11/06/25[1]	2,000,000	1,998,808

		7,987,305

Multi-utilities—2.7%
Sempra
4.200%, due 11/14/25[1]	3,000,000	2,995,450
4.210%, due 11/05/25[1]	3,000,000	2,998,597
4.268%, due 11/12/25[1]	3,000,000	2,996,150

		8,990,197

Oil & gas—0.5%
BP Capital Markets PLC 4.047%, due 11/03/25[1]	1,500,000	1,499,667

Utilities—1.7%
Enel Finance America LLC
4.180%, due 12/19/25[1]	2,800,000	2,784,395
4.210%, due 12/19/25[1]	3,000,000	2,983,160

		5,767,555
Total commercial paper (cost—$62,618,260)		62,618,260

Corporate bonds—64.9%
Aerospace & defense—1.4%
RTX Corp. 5.000%, due 02/27/26	4,500,000	4,507,237

Auto manufacturers—3.2%
American Honda Finance Corp. 1 day USD SOFR + 0.720%, 4.960%, due 10/22/27[2]	2,500,000	2,502,484
BMW U.S. Capital LLC 4.650%, due 03/19/27[1]	2,000,000	2,016,487
1 day USD SOFR Index + 0.800%, 5.095%, due 08/13/26[1],[2]	1,634,000	1,639,625
Mercedes-Benz Finance North America LLC 5.200%, due 08/03/26[1,3]	2,000,000	2,017,214
Toyota Motor Credit Corp. 1 day USD SOFR + 0.650%, 4.848%, due 03/19/27[2]	2,500,000	2,510,124

		10,685,934

	Face amount	Value
Corporate bonds—(continued)
Banks—40.7%
ABN AMRO Bank NV 1 day USD SOFR Index + 0.750%, 4.954%, due 07/07/28[1,2]	$1,500,001	$1,502,693
ANZ New Zealand International Ltd. 1.250%, due 06/22/26[1]	2,000,000	1,963,625
Australia & New Zealand Banking Group Ltd. 1 day USD SOFR + 0.560%, 4.763%, due 03/18/26[1,2]	3,000,000	3,004,036
1 day USD SOFR + 0.620%, 4.823%, due 06/18/28[1,2]	1,000,000	1,004,339
1 day USD SOFR + 0.680%, 4.914%, due 07/16/27[1,2]	2,000,000	2,009,554
Bank of America Corp. 3.500%, due 04/19/26	3,000,000	2,992,569
1 day USD SOFR + 0.970%, 5.226%, due 07/22/27[2]	1,500,000	1,504,981
1 day USD SOFR + 1.050%, 5.357%, due 02/04/28[2]	15,000	15,096
Bank of Montreal 1 day USD SOFR Index + 0.760%, 5.021%, due 06/04/27[2]	2,000,000	2,009,194
5.300%, due 06/05/26	2,250,000	2,265,482
Bank of Nova Scotia 4.750%, due 02/02/26	5,000,000	5,006,323
1 day USD SOFR Index + 0.780%, 5.041%, due 06/04/27[2]	997,000	1,001,822
Banque Federative du Credit Mutuel SA 5.896%, due 07/13/26[1]	3,000,000	3,036,378
Barclays PLC 4.375%, due 01/12/26	4,000,000	3,999,616
Canadian Imperial Bank of Commerce 1 day USD SOFR + 0.720%, 4.934%, due 01/13/28[2]	1,750,000	1,751,646
5.615%, due 07/17/26	2,000,000	2,021,106
Capital One NA Series BKNT, 3.450%, due 07/27/26	2,000,000	1,987,731
Citibank NA 1 day USD SOFR + 0.712%, 5.002%, due 11/19/27[2]	2,000,000	2,003,769
1 day USD SOFR + 0.781%, 5.051%, due 05/29/27[2]	2,000,000	2,014,405
Citigroup, Inc. 3.700%, due 01/12/26	2,500,000	2,497,382
Commonwealth Bank of Australia 1 day USD SOFR + 0.460%, 4.736%, due 11/27/26[1,2]	2,500,000	2,499,049
1 day USD SOFR + 0.640%, 4.870%, due 03/14/28[1,2]	2,000,000	2,009,496

2

UBS Ultra Short Income Fund

Portfolio of investments (unaudited)—October 31, 2025

	Face amount	Value
Corporate bonds—(continued)
Banks—(continued)
Cooperatieve Rabobank UA 1 day USD SOFR + 0.600%, 4.826%, due 01/21/28[2]	$2,000,000	$2,002,569
1 day USD SOFR Index + 0.710%, 4.969%, due 03/05/27[2]	1,385,000	1,392,357
Credit Agricole SA 1 day USD SOFR + 0.870%, 5.107%, due 03/11/27[1,2]	1,000,000	1,003,965
5.589%, due 07/05/26[1]	2,500,000	2,525,074
DBS Group Holdings Ltd. 1 day USD SOFR + 0.600%, 4.801%, due 03/21/28[1,2]	2,500,000	2,508,025
Goldman Sachs Bank USA 1 day USD SOFR + 0.750%, 4.990%, due 05/21/27[2]	2,000,000	2,003,594
Goldman Sachs Group, Inc. 3.500%, due 11/16/26	2,000,000	1,990,127
HSBC Holdings PLC 3.900%, due 05/25/26	2,000,000	1,998,670
ING Groep NV 4.625%, due 01/06/26[1]	2,000,000	2,000,824
1 day USD SOFR Index + 1.560%, 5.726%, due 09/11/27[2]	1,935,000	1,950,499
JPMorgan Chase & Co. 1 day USD SOFR + 1.180%, 5.463%, due 02/24/28[2]	2,250,000	2,266,926
KeyBank NA 4.700%, due 01/26/26	3,100,000	3,101,510
Lloyds Banking Group PLC 3.750%, due 01/11/27	1,500,000	1,494,314
Macquarie Bank Ltd. 1 day USD SOFR + 0.740%, 4.973%, due 06/12/28[1,2]	1,000,000	1,005,058
1 day USD SOFR + 0.920%, 5.126%, due 07/02/27[1,2]	2,500,000	2,518,133
Mitsubishi UFJ Financial Group, Inc. 2.757%, due 09/13/26	1,500,000	1,484,279
3.850%, due 03/01/26	2,000,000	1,998,709
Mizuho Financial Group, Inc. 3.477%, due 04/12/26[1]	2,000,000	1,993,687
Morgan Stanley 4.350%, due 09/08/26	2,000,000	2,003,651
Morgan Stanley Bank NA 1 day USD SOFR + 0.685%, 4.903%, due 10/15/27[2]	2,750,000	2,759,130
National Australia Bank Ltd. 1 day USD SOFR + 0.620%, 4.857%, due 06/11/27[1,2]	3,000,000	3,006,852
1 day USD SOFR + 0.650%, 4.880%, due 06/13/28[1,2]	1,000,000	1,005,179
National Bank of Canada 1 day USD SOFR Index + 0.900%, 5.098%, due 03/25/27[2]	2,000,000	2,002,761

	Face amount	Value
Corporate bonds—(continued)
Banks—(continued)
NatWest Markets PLC 1 day USD SOFR + 0.900%, 5.191%, due 05/17/27[1,2]	$2,600,000	$2,612,817
Nordea Bank Abp 1 day USD SOFR + 0.740%, 4.938%, due 03/19/27[1,2]	3,000,000	3,014,872
PNC Financial Services Group, Inc. 2.600%, due 07/23/26	2,000,000	1,980,259
Royal Bank of Canada 1 day USD SOFR Index + 0.720%, 4.952%, due 10/18/27[2]	2,500,000	2,507,636
1 day USD SOFR Index + 0.820%, 5.021%, due 03/27/28[2]	1,500,000	1,505,067
Santander Holdings USA, Inc. 3.244%, due 10/05/26	1,500,000	1,488,380
Skandinaviska Enskilda Banken AB 1 day USD SOFR + 0.890%, 5.149%, due 03/05/27[1,2]	2,000,000	2,014,138
Standard Chartered PLC 4.050%, due 04/12/26[1]	2,000,000	1,996,480
State Street Bank & Trust Co. 1 day USD SOFR + 0.460%, 4.743%, due 11/25/26[2]	2,000,000	2,007,535
Sumitomo Mitsui Financial Group, Inc. 2.632%, due 07/14/26	1,500,000	1,485,311
1 day USD SOFR + 0.880%, 5.067%, due 01/14/27[2]	2,000,000	2,010,619
5.464%, due 01/13/26	2,000,000	2,004,786
Svenska Handelsbanken AB 1 day USD SOFR + 0.740%, 5.021%, due 05/23/28[1,2]	1,500,000	1,508,774
Toronto-Dominion Bank 4.568%, due 12/17/26	2,000,000	2,010,969
1 day USD SOFR + 0.730%, 4.934%, due 04/05/27[2]	2,000,000	2,007,790
U.S. Bank NA 1 day USD SOFR + 0.690%, 4.930%, due 10/22/27[2]	1,750,000	1,754,493
Wells Fargo & Co. 3.000%, due 04/22/26	2,500,000	2,488,167
1 day USD SOFR + 0.780%, 5.031%, due 01/24/28[2]	1,500,000	1,503,768
Westpac Banking Corp. 1 day USD SOFR + 0.420%, 4.654%, due 04/16/26[2]	1,000,000	1,000,891
1 day USD SOFR + 0.500%, 4.756%, due 03/06/28[1,2]	3,000,000	3,004,024

		134,022,961

Biotechnology—1.0%
Amgen, Inc. 2.600%, due 08/19/26	3,500,000	3,459,308

3

UBS Ultra Short Income Fund

Portfolio of investments (unaudited)—October 31, 2025

	Face amount	Value
Corporate bonds—(continued)
Building Materials—0.5%
Carrier Global Corp. 2.493%, due 02/15/27	$1,750,000	$1,715,138

Computers—1.1%
IBM International Capital Pte. Ltd. 4.700%, due 02/05/26	1,500,000	1,501,900
International Business Machines Corp. 3.300%, due 05/15/26	2,000,000	1,992,580

		3,494,480

Diversified financial services—1.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust 1.750%, due 01/30/26	2,000,000	1,987,432
Capital One Financial Corp. 3.750%, due 03/09/27	1,000,000	994,779
4.100%, due 02/09/27	1,500,000	1,497,472

		4,479,683
Electric—5.1%
Dominion Energy, Inc. Series D, 2.850%, due 08/15/26	2,000,000	1,981,557
DTE Energy Co. 2.850%, due 10/01/26	1,750,000	1,731,165
Exelon Corp. 3.400%, due 04/15/26	1,500,000	1,494,055
National Rural Utilities Cooperative Finance Corp. 1 day USD SOFR + 0.800%, 5.105%, due 02/05/27[2]	2,000,000	2,011,085
NextEra Energy Capital Holdings, Inc. 4.950%, due 01/29/26	2,120,000	2,123,344
1 day USD SOFR Index + 0.800%, 5.107%, due 02/04/28[2]	1,500,000	1,510,661
Southern Co. 3.250%, due 07/01/26	4,000,000	3,976,439
Xcel Energy, Inc. 3.350%, due 12/01/26	2,000,000	1,984,469

		16,812,775

Insurance—3.2%
Allstate Corp. 0.750%, due 12/15/25[3]	2,930,000	2,917,916
Aon Global Ltd. 3.875%, due 12/15/25	2,000,000	1,998,989
Aon North America, Inc. 5.125%, due 03/01/27	2,000,000	2,024,536
Metropolitan Life Global Funding I 1 day USD SOFR Index + 0.700%, 4.937%, due 06/11/27[1,2]	2,000,000	2,010,829
New York Life Global Funding 1 day USD SOFR + 0.880%, 5.138%, due 04/25/28[1,2]	1,500,000	1,511,289

		10,463,559
Machinery-construction & mining—0.6%
Caterpillar Financial Services Corp. 1 day USD SOFR + 0.560%, 4.853%, due 11/15/27[2]	2,000,000	2,005,836

	Face amount	Value
Corporate bonds—(concluded)
Machinery-diversified—0.6%
John Deere Capital Corp. 1 day USD SOFR + 0.440%, 4.707%, due 03/06/26[2]	$2,000,000	$2,001,758

Oil & gas—0.6%
Chevron USA, Inc. 1 day USD SOFR Index + 0.470%, 4.751%, due 02/26/28[2]	2,000,000	2,005,694

Pharmaceuticals—0.8%
AbbVie, Inc. 3.200%, due 05/14/26	2,500,000	2,490,881

Pipelines—0.4%
Kinder Morgan, Inc. 1.750%, due 11/15/26	1,500,000	1,465,499

Retail—1.7%
Home Depot, Inc. 1 day USD SOFR + 0.330%, 4.517%, due 12/24/25[2]	2,500,000	2,501,032
Lowe’s Cos., Inc. 2.500%, due 04/15/26	3,000,000	2,983,072

		5,484,104

Software—1.2%
Oracle Corp. 1.650%, due 03/25/26	4,000,000	3,960,959

Telecommunications—1.0%
AT&T, Inc. 2.950%, due 07/15/26	2,000,000	1,983,411
Deutsche Telekom International Finance BV 3.600%, due 01/19/27[1]	1,500,000	1,491,639

		3,475,050

Transportation—0.4%
Norfolk Southern Corp. 2.900%, due 06/15/26	1,500,000	1,488,590

Total corporate bonds (cost—$213,638,119)		214,019,446
	Number of shares
Short-term investments—0.5%
Investment companies—0.5%
State Street Institutional U.S. Government Money Market Fund, 4.014%[4] (cost $1,549,243)	1,549,243	1,549,243
Investment of cash collateral from securities loaned—0.7%
Money market funds—0.7%
State Street Navigator Securities Lending Government Money Market Portfolio, 4.027%[4] (cost—$2,169,660)	2,169,660	2,169,660
Total investments (cost—$330,383,049)—100.4%		330,804,427
Liabilities in excess of other assets—(0.4)%		(1,197,814)
Net assets—100.0%		$329,606,613

4

UBS Ultra Short Income Fund

Portfolio of investments (unaudited)—October 31, 2025

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2025 in valuing the Fund’s investments. In the event a Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active market for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
Asset-backed securities	$—	$50,447,818	$—	$50,447,818
Commercial paper	—	62,618,260	—	62,618,260
Corporate bonds	—	214,019,446	—	214,019,446
Short-term investments	1,549,243	—	—	1,549,243
Investment of cash collateral from securities loaned	2,169,660	—	—	2,169,660
Total	$3,718,903	$327,085,524	$—	$330,804,427

At October 31, 2025, there were no transfers in or out of Level 3.

Portfolio footnotes

[1]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities are considered liquid, unless noted otherwise, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities exempt from registration pursuant to Rule 144A, in the amount of $150,056,403, represented 45.5% of the Fund’s net assets at period end.

[2]

Floating or variable rate securities. The rates disclosed are as of October 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

[3]	Security, or portion thereof, was on loan at the period end.
[4]	Rate shown reflects yield at October 31, 2025.

Portfolio acronyms:

SOFR	Secured Overnight Financing Rate

See accompanying notes to financial statements.

5

UBS Ultra Short Income Fund

Statement of assets and liabilities

October 31, 2025 (unaudited)

Assets:
Investments, at value (cost—$330,383,049)[1]	$330,804,427
Receivable for fund shares sold	211,309
Receivable for interest and dividends	1,786,723
Other assets	453
Total assets	332,802,912

Liabilities:
Payable for cash collateral from securities loaned	2,169,660
Payable for fund shares redeemed	698,257
Dividends payable to shareholders	125,195
Payable to affiliate	58,929
Payable to custodian	7,406
Accrued expenses and other liabilities	136,852
Total liabilities	3,196,299
Net assets	$329,606,613

Net assets consist of:
Beneficial interest shares of $0.001 par value (unlimited amount authorized)	369,203,580
Distributable earnings (accumulated losses)	(39,596,967)
Net assets	$329,606,613

Class A
Net assets	$50,687,432
Shares outstanding	5,139,144
Net asset value and offering price per share	$9.86

Class P
Net assets	$278,830,109
Shares outstanding	28,298,141
Net asset value and offering price per share	$9.85

Class I
Net Assets	$89,072
Shares outstanding	9,058
Net asset value and offering price per share	$9.83

[1]	Includes $2,125,504 of investments in securities on loan, at value, plus accrued interest and dividends, if any.

See accompanying notes to financial statements.

6

UBS Ultra Short Income Fund

Statement of operations

For the six months ended October 31, 2025 (unaudited)
Investment income:
Interest	$7,327,369
Securities lending	1,946
Total income	7,329,315
Expenses:
Investment advisory and administration fees	470,694
Service fees —Class A	26,979
Transfer agency and related services fees—Class A	7,137
Transfer agency and related services fees—Class P	30,134
Transfer agency and related services fees—Class I	11
Custody and fund accounting fees	15,249
Trustees’ fees	13,022
Professional services fees	71,726
Printing and shareholder report fees	29,402
Federal and state registration fees	30,060
Insurance expense	1,369
Interest expense	6,185
Other expenses	42,932
Total expenses	744,900
Fee waivers and/or expense reimbursements by advisor and administrator	(319,499)
Net expenses	425,401
Net investment income (loss)	6,903,914
Net realized gain (loss) on investments	(3,151)
Net change in unrealized appreciation (depreciation) from investments	578,891
Net realized and unrealized gain (loss) from investment activities	575,740
Net increase (decrease) in net assets resulting from operations	$7,479,654

See accompanying notes to financial statements.

7

UBS Ultra Short Income Fund

Statement of changes in net assets

	For the six months ended October 31, 2025 (unaudited)	For the year ended April 30, 2025
From operations:

Net investment income (loss)	$6,903,914	$17,950,803
Net realized gain (loss)	(3,151)	10,384
Net change in unrealized appreciation (depreciation)	578,891	443,467
Net increase (decrease) in net assets resulting from operations	7,479,654	18,404,654
Total distributions—Class A	(1,183,166)	(3,131,233)
Total distributions—Class P	(5,819,001)	(14,939,096)
Total distributions—Class I	(1,994)	(4,229)
Total distributions	(7,004,161)	(18,074,558)
From beneficial interest transactions:

Proceeds from shares sold	55,817,918	76,573,912
Cost of shares redeemed	(49,992,887)	(174,355,586)
Shares issued on reinvestment of dividends and distributions	6,147,728	15,632,599
Net increase (decrease) in net assets from beneficial interest transactions	11,972,759	(82,149,075)
Net increase (decrease) in net assets	12,448,252	(81,818,979)
Net assets:

Beginning of period	317,158,361	398,977,340

End of period	$329,606,613	$317,158,361

See accompanying notes to financial statements.

8

UBS Ultra Short Income Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

Class A
	Six months ended October 31, 2025 (unaudited)	Years ended April 30,
		2025	2024	2023	2022	2021
Net asset value, beginning of period	$9.85	$ 9.84	$ 9.81	$ 9.90	$ 9.99	$ 9.95
Net investment income (loss)[1]	0.22	0.48	0.51	0.25	0.01	0.04
Net realized and unrealized gain (loss)	0.01	0.01	0.03	(0.05)	(0.08)	0.04
Net increase (decrease) from operations	0.23	0.49	0.54	0.20	(0.07)	0.08
Dividends from net investment income	(0.22)	(0.48)	(0.50)	(0.28)	(0.02)	(0.04)
Distributions from net realized gain	—	—	(0.01)	(0.01)	(0.00)[2]	(0.00)[2]
Total dividends and distributions	(0.22)	(0.48)	(0.51)	(0.29)	(0.02)	(0.04)
Net asset value, end of period	$9.86	$9.85	$9.84	$9.81	$9.90	$9.99
Total investment return[3]	2.33%	5.09%	5.64%	2.03%	(0.75)%	0.82%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements	0.56%[4,5]	0.53%	0.50%	0.46%	0.44%[5]	0.44%[5]
Expenses after fee waivers and/or expense reimbursements	0.35%[4,5]	0.35%	0.35%	0.35%	0.35%[5]	0.35%[5]
Net investment income (loss)	4.32%[4]	4.86%	5.14%	2.48%	0.13%	0.41%
Supplemental data:
Net assets, end of period (000’s)	$50,687	$55,739	$71,792	$114,696	$347,829	$662,131
Portfolio turnover	27%	84%	41%	72%	56%	64%

Class P
	Six months ended October 31, 2025 (unaudited)	Years ended April 30,
		2025	2024	2023	2022	2021
Net asset value, beginning of period	$9.84	$ 9.83	$ 9.80	$ 9.89	$ 9.98	$ 9.94
Net investment income (loss)[1]	0.22	0.49	0.52	0.26	0.02	0.04
Net realized and unrealized gains (losses)	0.01	0.01	0.03	(0.05)	(0.08)	0.05
Net increase (decrease) from operations	0.23	0.50	0.55	0.21	(0.06)	0.09
Dividends from net investment income	(0.22)	(0.49)	(0.51)	(0.29)	(0.03)	(0.05)
Distributions from net realized gains	—	—	(0.01)	(0.01)	(0.00)[2]	(0.00)[2]
Total dividends and distributions	(0.22)	(0.49)	(0.52)	(0.30)	(0.03)	(0.05)
Net asset value, end of period	$9.85	$9.84	$9.83	$9.80	$9.89	$9.98
Total investment return[3]	2.38%	5.20%	5.75%	2.14%	(0.65)%	0.92%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements	0.46%[4,5]	0.42%	0.40%	0.36%	0.34%[5]	0.34%[5]
Expenses after fee waivers and/or expense reimbursements	0.25%[4,5]	0.25%	0.25%	0.25%	0.25%[5]	0.25%[5]
Net investment income (loss)	4.42%[4]	4.95%	5.25%	2.63%	0.24%	0.38%
Supplemental data:
Net assets, end of period (000’s)	$278,830	$261,332	$327,103	$455,346	$1,227,504	$2,218,543
Portfolio turnover	27%	84%	41%	72%	56%	64%

See accompanying notes to financial statements.

9

UBS Ultra Short Income Fund

Financial highlights (concluded)

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

Class I
	Six months ended October 31, 2025 (unaudited)	Years ended April 30,
		2025	2024	2023	2022	2021
Net asset value, beginning of period	$9.82	$9.81	$9.78	$9.88	$ 9.97	$ 9.94
Net investment income (loss)[1]	0.22	0.49	0.52	0.08 [6]	0.02	0.03
Net realized and unrealized gain (loss)	0.01	0.01	0.03	0.12 [6]	(0.08)	0.05
Net increase (decrease) from operations	0.23	0.50	0.55	0.20	(0.06)	0.08
Dividends from net investment income	(0.22)	(0.49)	(0.51)	(0.29)	(0.03)	(0.05)
Distributions from net realized gains	—	—	(0.01)	(0.01)	(0.00)[2]	(0.00)[2]
Total dividends and distributions	(0.22)	(0.49)	(0.52)	(0.30)	(0.03)	(0.05)
Net asset value, end of period	$9.83	$9.82	$9.81	$9.78	$9.88	$9.97
Total investment return[3]	2.39%	5.22%	5.77%	2.05%	(0.63)%	0.84%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements	0.46%[4,5]	0.42%	0.40%	0.34%	0.33%[5]	0.33%[5]
Expenses after fee waivers and/or expense reimbursements	0.24%[4,5]	0.23%	0.23%	0.23%	0.23%[5]	0.23%[5]
Net investment income (loss)	4.43%[4]	4.96%	5.27%	0.79%	0.23%	0.31%
Supplemental data:
Net assets, end of period (000’s)	$89	$87	$83	$78	$49,811	$495,530
Portfolio turnover	27%	84%	41%	72%	56%	64%

[1]	Calculated using the average shares method.
[2]	Amount represents less than $0.005 or $(0.005) per share.
[3]

Total investment return is calculated assuming a $10,000 investment on the first day of the period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the ex-dividend dates, and a sale at net asset value on the last day of the period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[4]	Annualized.
[5]	Includes interest expense representing less than 0.005%.
[6]

Due to substantial redemptions of Class I shares of the Fund during the year and fluctuating market values, these numbers would differ if presented utilizing another acceptable financial reporting method other than the average shares method that was used to calculate per share amounts. If such other acceptable method had been used, “Net investment income” would have been $0.27 per share and “Net realized and unrealized loss” would have been $(0.07) per share.

See accompanying notes to financial statements.

10

UBS Ultra Short Income Fund

Notes to financial statements (unaudited)

Organization and significant accounting policies

UBS Ultra Short Income Fund (the “Fund”) is registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of UBS Series Funds (the “Trust”), an open-end management investment company organized as a Delaware statutory trust on April 29, 1998. The Trust is a series mutual fund with thirteen series. The financial statements for the other series of the Trust are not included herein.

UBS Asset Management (Americas) LLC (“UBS AM” or the “Advisor”), serves as the investment advisor and administrator for the Fund. UBS AM is an indirect wholly owned subsidiary of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

The Fund currently offers Class A, Class P and Class I shares. Each class represents interests in the same assets of the Fund, and the classes are identical except for differences in ongoing service fees and certain transfer agency and related services expenses and certain fee waiver/expense reimbursement/cap arrangements as discussed further below as well as investor eligibility requirements. All classes of shares have equal voting privileges except that Class A shares have exclusive voting rights with respect to its service plan.

In the normal course of business the Fund may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had any prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Fund’s financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280)—Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement dis-closures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s portfolio management team acts as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole, and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the Fund’s single investment objective which is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying statement of assets and liabilities as “total assets” and significant segment expenses are listed on the accompanying statement of operations.

In December 2023, FASB issued Accounting Standards Update 2023-09, Income Taxes (Topic 740)-Improvements to Income Tax Disclosures (“ASU 2023-09”). The amendments enhance income tax disclosures by requiring greater disaggregation in the rate reconciliation and income taxes paid by jurisdiction, while eliminating certain outdated disclosure requirements. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the impact of ASU 2023-09 but does not expect it to have a material impact on the financial statements.

11

UBS Ultra Short Income Fund

Notes to financial statements (unaudited)

The following is a summary of significant accounting policies:

Investment transactions, investment income and expenses—Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions and foreign exchange transactions are calculated using the identified cost method. Dividend income and expense are recorded on the ex-dividend date (“ex-date”) except in the case of certain dividends from foreign securities which are recorded as soon after the ex-date as the Fund, using reasonable diligence, becomes aware of such dividends. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares (or the value of dividend eligible shares, as appropriate) of each class at the beginning of the day after adjusting for current capital share activity of the respective classes. Class specific expenses are charged directly to the applicable class of shares.

Dividends and distributions—Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends from investment income and distributions from realized capital gains and/or return of capital are determined in accordance with US federal income tax regulations, which may differ from US GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of risk—The ability of the issuers of the debt securities held by the Fund to meet their obligations may be affected by economic, political and other developments particular to a specific industry, country, state or region.

Valuation of investments

The Fund generally calculates its net asset value on days that the New York Stock Exchange (“NYSE”) is open. The Fund calculates net asset value separately for each class as of the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern Time). The NYSE normally is not open, and the Fund does not price its shares, on most national holidays and Good Friday. To the extent that the Fund’s assets are traded in other markets on days when the NYSE is not open, the value of the Fund’s assets may be affected on those days. If trading on the NYSE is halted for the day before 4:00 p.m., Eastern Time, the Fund’s net asset value per share generally will still be calculated as of the close of regular trading on the NYSE. The time at which the Fund calculates its net asset value and until which purchase, sale or exchange orders are accepted may be changed as permitted by the SEC.

The Fund calculates its net asset value based on the current market value, where available, for its portfolio investments. The Fund normally obtains market values for its investments from independent pricing sources and broker dealers. Independent pricing sources may use reported last sale prices, official market closing prices, current market quotations or valuations from computerized “evaluation” systems that derive values based on comparable investments. An evaluation system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio investments. Investments also may be valued based on appraisals derived from information concerning the investment or similar investments received from recognized dealers in those holdings.

Investments traded in the over-the-counter (“OTC”) market and listed on The NASDAQ Stock Market, Inc. (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price. Other OTC securities are valued at the last bid price on the valuation date available prior to valuation. Investments which are listed on US and foreign stock exchanges normally are valued at the market closing price, the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. Investments listed on foreign stock exchanges may be

12

UBS Ultra Short Income Fund

Notes to financial statements (unaudited)

fair valued based on significant events that have occurred subsequent to the close of the foreign markets. In cases where investments are traded on more than one exchange, the investments are valued on the exchange designated as the primary market by UBS AM. If a market value is not readily available from an independent pricing source for a particular investment, that investment is valued at fair value as determined in good faith by UBS AM as the valuation designee appointed by the Fund’s Board of Trustees (the “Board”) pursuant to Rule 2a-5 under the 1940 Act. Foreign currency exchange rates are generally determined as of the close of the NYSE.

The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with 60 days or less remaining to maturity, unless UBS AM determines that this does not represent fair value.

Investments in open-end investment companies are valued at the daily closing net asset value of the respective investment company. Pursuant to the Fund’s use of the practical expedient within ASC Topic 820, Fair Value Measurement, investments in investment companies without publicly published prices are also valued at the daily net asset value.

The Board has designated UBS AM as the valuation designee pursuant to Rule 2a-5 under the 1940 Act and delegated to UBS AM the responsibility for making fair value determinations with respect to portfolio holdings. UBS AM, as the valuation designee, is responsible for periodically assessing any material risks associated with the determination of the fair value of investments; establishing and applying fair value methodologies; testing the appropriateness of fair value methodologies; and overseeing and evaluating third party pricing services. UBS AM has the Equities, Fixed Income and Multi-Asset Valuation Committee (the “VC”) to assist with its designated responsibilities as valuation designee. Fair valuation determinations are subject to review at least monthly by the VC during scheduled meetings. Pricing decisions, processes, and controls over fair value determinations are subject to internal and external reviews, including annual internal compliance reviews and periodic internal audit reviews.

The types of investments for which such fair value pricing may be necessary include, but are not limited to: foreign investments under some circumstances; securities of an issuer that has entered into a restructuring; investments whose trading has been halted or suspended; fixed income securities that are in default and for which there is no current market value quotation; and investments that are restricted as to transfer or resale. The need to fair value a Fund’s portfolio investments may also result from low trading volume in foreign markets or thinly traded domestic investments, and when a security that is subject to a trading limit or collar on the exchange or market on which it is primarily traded reaches the “limit up” or “limit down” price and no trading has taken place at that price. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investment is purchased and sold. Valuing investments at fair value involves greater reliance on judgment than valuing investments that have readily available market quotations. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service.

US GAAP requires disclosure regarding the various inputs that are used in determining the value of Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of Fund’s own assumptions in determining the fair value of investments.

13

UBS Ultra Short Income Fund

Notes to financial statements (unaudited)

A fair value hierarchy table has been included near the end of the Fund’s Portfolio of investments.

Investments

Asset-backed securities—The Fund may invest in asset-backed securities (“ABS”), representing interests in pools of certain types of underlying installment loans, home equity loans, leases of various types of real and personal property and receivables from revolving lines of credit (credit cards). Such assets are securitized through the use of trusts or special purpose corporations. The yield characteristics of ABS differ from those of traditional debt securities. One such major difference is that principal may be prepaid at any time because the underlying obligations generally may be prepaid at any time. ABS may decrease in value as a result of increases in interest rates and may benefit less than other fixed-income securities from declining interest rates because of the risk of prepayment.

Mortgage-backed securities—The Fund may invest in mortgage-backed securities (“MBS”), representing direct or indirect interests in pools of underlying mortgage loans that are secured by real property. These securities provide investors with payments consisting of both principal and interest as the mortgages in the underlying mortgage pools are paid.

The timely payment of principal and interest (but not the market value) on MBS issued or guaranteed by Ginnie Mae (formally known as the Government National Mortgage Association or GNMA) is backed by Ginnie Mae and the full faith and credit of the US government. Obligations issued by Fannie Mae (formally known as the Federal National Mortgage Association or FNMA) and Freddie Mac (formally known as the Federal Home Loan Mortgage Company or FHLMC) are historically supported only by the credit of the issuer, but currently are guaranteed by the US government in connection with such agencies being placed temporarily into conservatorship by the US government.

Some MBS are sponsored or issued by private entities. Payments of principal and interest (but not the market value) of such private MBS may be supported by pools of mortgage loans or other MBS that are guaranteed, directly or indirectly, by the US government or one of its agencies or instrumentalities, or they may be issued without any government guarantee of the underlying mortgage assets but with some form of non-government credit enhancement.

Collateralized mortgage obligations (“CMO”) are a type of MBS. A CMO is a debt security that may be collateralized by whole mortgage loans or mortgage pass-through securities. The mortgage loans or mortgage pass-through securities are divided into classes or tranches with each class having its own characteristics. Investors typically receive payments out of the interest and principal on the underlying mortgages. The portions of these payments that investors receive, as well as the priority of their rights to receive payments, are determined by the specific terms of the CMO class.

The yield characteristics of MBS differ from those of traditional debt securities. Among the major differences are that interest and principal payments are made more frequently, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other obligations generally may be prepaid at any time. Prepayments on a pool of mortgage loans are influenced by a variety of economic, geographic, social and other factors. Generally, prepayments on fixed-rate mortgage loans will increase during a period of falling interest rates and decrease during a period of rising interest rates. Certain classes of CMOs and other MBS are structured in a manner that makes them extremely sensitive to changes in prepayment rates. Such classes include interest-only (“IO”) and principal-only (“PO”) classes. IOs are entitled to receive all or a portion of the interest, but none (or only a nominal amount) of the principal payments, from the underlying mortgage assets. If the mortgage assets underlying an IO experience greater than anticipated principal prepayments, then the total amount of interest payments allocable to the IO class, and therefore the yield to investors, generally will be reduced. Conversely, PO classes are entitled to receive all or a portion of the principal payments, but none of the interest, from the underlying mortgage assets. PO classes are purchased at substantial discounts from par, and the yield to investors will be reduced if principal payments are slower than expected.

14

UBS Ultra Short Income Fund

Notes to financial statements (unaudited)

Repurchase agreements—The Fund may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or upon demand) and price. In all cases, underlying collateral (the purchased obligations) is valued daily in an effort to ensure that the value of the purchased securities, including accrued interest, is at least equal to the repurchase price. The Fund maintains custody of the purchased securities prior to their repurchase, either through its regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both the Fund and its counterparty (in either case, in accordance with the 1940 Act). The underlying collateral is valued daily in an effort to ensure that the value, including accrued interest, is at least equal to the repurchase price.

In certain cases, these repurchase agreements are cleared through a central counterparty so that each of the Fund and the seller faces the central counterparty on the trade. These cleared repurchase agreements are subject to additional rules and requirements of the central counterparty and are also subject to a bilateral agreement between the Fund and the clearing member through which the Fund’s transaction was effected. The Fund maintains custody of the securities prior to their repurchase in accordance with the 1940 Act. Repurchase agreements collateralized by US Treasury securities will be subject to mandatory clearing as of June 30, 2027.

Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed upon additional amount, the counterparty must provide additional collateral so that the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by the Fund upon acquisition is accrued as interest and included in its net investment income. In the event of default of the obligation to repurchase, the Fund generally has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than US government securities (such as commercial paper, corporate bonds, equities and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. Moreover, repurchase agreements secured by obligations that are not eligible for direct investment under the Fund’s investment strategies and limitations, may require the Fund to promptly dispose of such collateral if the seller or guarantor becomes insolvent. If the seller (or seller’s guarantor, if any) becomes insolvent, the Fund may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by any other party to the transaction (including by the central counterparty in the case of cleared repurchase agreements), realization and/or retention of the collateral may be subject to legal proceedings. The Fund intends to enter into repurchase agreements only in transactions with counterparties believed by UBS AM to present minimal credit risk.

The Fund may participate in joint repurchase agreement transactions with other funds managed or advised by UBS AM. Under certain circumstances, the Fund may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in its Fund at the end of the day in order to avoid having the Fund potentially exposed to a fee for uninvested cash held in a business account at a bank. At October 31, 2025, the Fund was not invested in any repurchase agreements.

Restricted securities—The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities, if any, is included in the Fund’s portfolio footnotes.

Investment advisor and administrator fees and other transactions with affiliates

The Board has approved an Investment Advisory and Administration Contract (the “Advisory Contract”), under which UBS AM serves as investment advisor and administrator of the Fund. In accordance with the Advisory Contract, the Fund is to pay UBS AM an investment advisory fee and an administration fee, which is to be accrued daily and paid monthly, at the annual rates of 0.20% and 0.10%, respectively, of the Fund’s average daily net assets. At October 31, 2025, the Fund owed UBS AM $52,124 representing investment advisory and administration fees net of fee waivers/expense reimbursements.

15

UBS Ultra Short Income Fund

Notes to financial statements (unaudited)

UBS AM has contractually undertaken to waive fees/reimburse a portion of the Fund’s expenses, when necessary, to maintain the total annual operating expenses (excluding (1) dividend expense, borrowing costs and interest expense relating to short sales, and (2) expenses related to investments in other investment companies, interest, taxes, brokerage commissions, expenses related to shareholders’ meetings and extraordinary expenses, if any) of Class A, Class P and Class I shares at a level not to exceed 0.35%, 0.25% and 0.23% of average daily net assets, respectively through August 31, 2026. For the period ended October 31, 2025, UBS AM waived $319,499 in investment advisory and administration fees. UBS AM may recoup from the Fund any such waived fees/reimbursed expenses during the following three fiscal years, to the extent that ordinary operating expenses (with certain exclusions such as dividend expense, borrowing costs and interest expense) are otherwise below the applicable expense cap in effect at the time the fees or expenses were waived/reimbursed.

At October 31, 2025, the Fund had remaining fee waivers and expense reimbursements subject to repayment to UBS AM and respective dates of expiration as follows:

Fund	Fee waivers/ expense reimbursements subject to repayment	Expires April 30, 2026	Expires April 30, 2027	Expires April 30, 2028	Expires April 30, 2029
Class A	$526,400	$224,024	$134,556	$112,116	$55,704
Class P	2,243,227	871,568	586,142	521,820	263,697
Class I	1,094	695	137	164	98

For the period ended October 31, 2025, UBS AM did not voluntarily waive any additional fees.

Service plan

UBS Asset Management (US) Inc. (“UBS AM (US)”) is the principal underwriter of the Fund’s shares. The Fund has adopted a service plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act for Class A shares. The Plan governs payments made for the expenses incurred in the service of Class A shares. The Fund pays UBS AM (US) monthly service fees at an annual rate of 0.10% of the average daily net assets of Class A shares. At October 31, 2025, the Fund owed UBS AM (US) $6,805 for service fees.

Transfer agency and related services fees

UBS Financial Services Inc. provides certain services to the Fund pursuant to a delegation of authority from BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”), the Fund’s transfer agent, and is compensated for these services by BNY Mellon, not the Fund. For the period ended October 31, 2025, UBS Financial Services Inc. received from BNY Mellon, not the Fund, $15,616 of the total transfer agency and related service fees paid by the Fund to BNY Mellon.

Securities lending

The Fund may lend securities up to 33 1⁄3% of its total assets to qualified broker-dealers or institutional investors. The loans are initially secured at all times by cash, US government securities and irrevocable letters of credit in an amount at least equal to 102% of the market value of the securities loaned with respect to domestic securities and 105% of the market value of the securities loaned with respect to foreign securities. In the event that the market value of the cash, US government securities, and irrevocable letters of credit securing the loan falls below 100% for domestic securities, and 103% for foreign securities, the borrower must provide additional cash, US government securities, and irrevocable letters of credit so that the total securing the loan is at least 102% of the market value for domestic securities and 105% of the market value for foreign securities.

The Fund will regain ownership of loaned securities to exercise certain beneficial rights; however, the Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. The Fund receives compensation for lending its securities from interest or dividends earned on the cash, US government

16

UBS Ultra Short Income Fund

Notes to financial statements (unaudited)

securities and irrevocable letters of credit held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. Cash collateral received is invested in State Street Navigator Securities Lending Government Money Market Portfolio, which is included in the Fund’s Portfolio of investments. State Street Bank and Trust Company serves as the Fund’s lending agent.

At October 31, 2025, the Fund had securities on loan at value, cash collateral and non-cash collateral as follows:

Value of securities on loan	Cash collateral	Non-cash collateral*	Total collateral	Security types held as non-cash collateral
$2,125,504	$2,169,660	$—	$2,169,660	—

*These

securities are held for the benefit of the Fund at the Fund’s custodian. The Fund cannot repledge or resell this collateral. As such, collateral is excluded from the Statement of assets and liabilities.

The table below represents the disaggregation at October 31, 2025 of the gross amount of recognized liabilities for securities lending transactions. As the securities loaned are subject to termination by the Fund or the borrower at any time, the remaining contractual maturities of the transactions presented below are considered to be overnight and continuous.

	Type of securities loaned
Fund	Equity securities	Corporate Bonds	Total gross amount of recognized liabilities for securities lending transactions
UBS Ultra Short Income Fund	$—	$2,169,660	$2,169,660

Bank line of credit

The Fund participates with other funds managed by UBS AM in a $185 million committed credit facility (the “Committed Credit Facility”) with State Street Bank and Trust Company. The Committed Credit Facility is to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the participating Fund at the request of shareholders and other temporary or emergency purposes. The expiration date of the line of credit agreement was March 31, 2025 and was renewed on March 31,2025 with substantially the same fees and terms expiring March 30, 2026.

Interest on amounts borrowed is calculated based on the prevailing rates in effect at the time of borrowing. The funds covered by the Committed Credit Facility have agreed to pay an annual 25 basis point commitment fee (i.e., 0.25%) on the average daily balance of the Committed Credit Facility not utilized. Commitment fees have been allocated among the funds in the Committed Credit Facility as follows: 50% of the allocation is based on the relative asset size of funds, and the other 50% of the allocation is based on utilization.

For the period ended October 31, 2025, the Fund had borrowings as follows:

Average daily amount of borrowing outstanding	Days outstanding	Interest expense	Weighted average annualized interest rate
$2,555,938	16	$6,185	5.445%

Purchases and sales of securities

For the period ended October 31, 2025, aggregate purchases and sales of portfolio securities, excluding short-term securities, were $64,397,779 and $63,021,268, respectively.

17

UBS Ultra Short Income Fund

Notes to financial statements (unaudited)

Shares of beneficial interest

There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

For the six months ended October 31, 2025:

			Class A
			Shares	Amount
Shares sold			—	$—
Shares repurchased			(627,657)	(6,188,911)
Dividends reinvested			106,638	1,051,428
Net increase (decrease)			(521,019)	$(5,137,483)

	Class P		Class I
	Shares	Amount	Shares	Amount
Shares sold	5,663,194	$55,817,918	—	$—
Shares repurchased	(4,447,291)	(43,803,976)	—	—
Dividends reinvested	517,194	5,094,307	203	1,993
Net increase (decrease)	1,733,097	$17,108,249	203	$1,993

For the year ended April 30, 2025:

			Class A
			Shares	Amount
Shares sold			30,112	$296,902
Shares repurchased			(1,948,685)	(19,203,976)
Dividends reinvested			282,975	2,788,841
Net increase (decrease)			(1,635,598)	$(16,118,233)

	Class P		Class I
	Shares	Amount	Shares	Amount
Shares sold	7,745,397	$76,277,010	—	$—
Shares repurchased	(15,760,805)	(155,151,610)	—	—
Dividends reinvested	1,304,097	12,839,529	430	4,229
Net increase (decrease)	(6,711,311)	$(66,035,071)	430	$4,229

Federal tax status

The Fund intends to distribute substantially all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, net realized capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

The tax character of distributions paid during the fiscal period ended April 30, 2025 was ordinary income in the amount of $18,074,558.

The tax character of distributions made and components of accumulated earnings (accumulated losses) on a tax basis for the current fiscal year will be determined after the Fund’s fiscal year ending April 30, 2026.

18

UBS Ultra Short Income Fund

Notes to financial statements (unaudited)

For federal income tax purposes, the estimated cost and unrealized appreciation (depreciation) in value of investments held at October 31, 2025 were as follows:

Cost of investments	Gross unrealized appreciation	Gross unrealized depreciation	Net Unrealized appreciation (depreciation) on investments
$330,383,049	$464,835	$(43,457)	$421,378

Net capital losses recognized by the Fund may be carried forward indefinitely, and retain their character as short-term and/or long-term losses. These carryforwards are available as a reduction, to the extent provided in the regulations, of future realized capital gains. To the extent that such losses are used to offset future net realized capital gains, it is probable these gains will not be distributed. At April 30, 2025, the Fund had capital loss carryforwards of $27,757,181 in short-term and $12,151,797 in long-term capital losses.

During the fiscal year ended April 30, 2025, the Fund did not utilize any capital loss carryforwards.

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Fund has analyzed and concluded as of April 30, 2025 that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. The Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the period ended April 30, 2025, the Fund did not incur any interest or penalties.

Under the applicable foreign tax laws, gains on certain securities held in certain foreign countries may be subject to taxes that will be paid by the Fund.

Each of the tax years in the four year period ended April 30, 2025, remains subject to examination by the Internal Revenue Service and state taxing authorities.

19

Trustees

Virginia G. Breen

Richard R. Burt

Bernard H. Garil

Heather R. Higgins

Chair

David R. Malpass

Investment Advisor and Administrator

UBS Asset Management (Americas) LLC

1285 Avenue of the Americas

New York, New York 10019

Principal Underwriter

UBS Asset Management (US) Inc.

1285 Avenue of the Americas

New York, New York 10019

The financial information included herein is taken from the records of the Fund without examination by independent registered public accountants who do not express an opinion thereon.

This report is not to be used in connection with the offering of shares of the Fund unless accompanied or preceded by an effective prospectus.

© UBS 2025. All rights reserved.

UBS Asset Management (Americas) LLC

1285 Avenue of the Americas

New York, New York 10019-6028

S1698

UBS RMA Government Money Market Fund

Semiannual Financial Statements  |  October 31, 2025

UBS RMA Government Money Market Fund

Statement of assets and liabilities

October 31, 2025 (unaudited)

Assets:
Investment in Government Master Fund (“Master Fund”), at value (cost—$933,581,923, which approximates cost for federal income tax purposes)	$933,581,923
Other assets	102,446
Total assets	933,684,369

Liabilities:
Dividends payable to shareholders	3,073,116
Payable to affiliate	190,317
Accrued expenses and other liabilities	868,175
Total liabilities	4,131,608
Net assets	$929,552,761

Net assets consist of:
Beneficial interest shares of $0.001 par value (unlimited amount authorized)	929,551,611
Distributable earnings (accumulated losses)	1,150
Net assets	$929,552,761
Shares outstanding	929,551,612
Net asset value per share	$1.00

See accompanying notes to financial statements and the attached Master Trust financial statements.

1

UBS RMA Government Money Market Fund

Statement of operations

(unaudited)

For the six months ended October 31, 2025 (unaudited)
Investment income:
Interest income allocated from Master Fund	$21,933,346
Expenses allocated from Master Fund	(509,719)
Net investment income allocated from Master Fund	21,423,627
Expenses:
Administration fees	494,601
Service fees	1,271,368
Transfer agency and related services fees	953,551
Accounting fees	4,181
Trustees’ fees	27,711
Professional fees	44,357
Reports and notices to shareholders	73,427
Federal and state registration fees	69,558
Insurance fees	3,220
Other expenses	16,808
Total expenses	2,958,782
Net expenses	2,958,782
Net investment income (loss)	18,464,845
Net increase (decrease) in net assets resulting from operations	18,464,845

See accompanying notes to financial statements and the attached Master Trust financial statements.

2

UBS RMA Government Money Market Fund

Statement of changes in net assets

	For the six months ended October 31, 2025 (unaudited)	For the year ended April 30, 2025
From operations:

Net investment income (loss)	$18,464,845	$37,701,081
Net realized gain (loss) allocated from Master Fund	—	37,901
Net increase (decrease) in net assets resulting from operations	18,464,845	37,738,982
Total distributions	(18,464,845)	(37,701,081)
Net increase (decrease) in net assets from beneficial interest transactions	(23,730,418)	145,228,831
Net increase (decrease) in net assets	(23,730,418)	145,266,732
Net assets:

Beginning of period	953,283,179	808,016,447
End of period	$929,552,761	$953,283,179

See accompanying notes to financial statements and the attached Master Trust financial statements.

3

UBS RMA Government Money Market Fund

Financial highlights

Selected data for a share of beneficial interest outstanding throughout each period is presented below:

	Six months ended October 31, 2025 (unaudited)	Years ended April 30,
		2025	2024	2023	2022	2021
Net asset value, beginning of period	$1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Net investment income (loss)	0.018	0.042	0.047	0.025	0.000 [1]	0.000 [1]
Net realized and unrealized gain (loss)	—	0.000 [1]	—	—	0.000 [1]	0.000 [1]
Net increase (decrease) from operations	0.018	0.042	0.047	0.025	0.000 [1]	0.000 [1]
Dividends from net investment income	(0.018)	(0.042)	(0.047)	(0.025)	(0.000)[1]	(0.000)[1]
Distributions from net realized gains	—	—	—	—	(0.000)[1]	(0.000)[1]
Total dividends and distributions	(0.018)	(0.042)	(0.047)	(0.025)	(0.000)[1]	(0.000)[1]
Net asset value, end of period	$1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total investment return[2]	1.82%	4.17%	4.73%	2.52%	0.01%	0.02%
Ratios to average net assets:
Expenses before fee waivers and/or expense reimbursements[3]	0.68%[4]	0.69%	0.68%	0.64%	0.58%	0.59%
Expenses after fee waivers and/or expense reimbursements[3]	0.68%[4]	0.69%	0.68%	0.57%	0.08%	0.16%
Net investment income (loss)[3]	3.63%[4]	4.16%	4.69%	2.47%	0.01%	0.01%
Supplemental data:
Net assets, end of period (000’s)	$929,553	$953,283	$808,016	$845,526	$1,043,591	$1,281,776

[1]	Amount represents less than $0.0005 or $(0.0005) per share.
[2]

Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and other distributions, if any, at net asset value on the payable dates, and a sale at net asset value on the last day of each period reported. Total investment return for the period of less than one year has not been annualized. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions.

[3]	Ratios include the Fund’s share of income, expenses and expense waivers allocated from the Master Fund.
[4]	Annualized.

See accompanying notes to financial statements and the attached Master Trust financial statements.

4

UBS RMA Government Money Market Fund

Notes to financial statements (unaudited)

Organization and significant accounting policies

UBS RMA Government Money Market Fund (“RMA Government Fund” or the “Fund”) is registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of UBS Series Funds (the “Trust”), an open-end management investment company organized as a Delaware statutory trust on April 29, 1998. The Trust is a series mutual fund with thirteen series. The financial statements for the other series of the Trust are not included herein.

RMA Government Fund is a “feeder fund” that invests substantially all of its assets in a “master fund”—Government Master Fund (the “Master Fund”, a diversified series of Master Trust, an open-end investment company registered with the SEC under the 1940 Act). The feeder fund and its respective Master Fund have the same investment objectives. RMA Government Fund commenced operations on June 24, 2016.

UBS Asset Management (Americas) LLC (“UBS AM”) is the investment advisor and administrator for the Master Fund and the administrator for the Fund. UBS Asset Management (US) Inc. (“UBS AM—US”) serves as principal underwriter for the Fund. UBS AM and UBS AM—US are indirect wholly owned subsidiaries of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

The performance of the Fund is directly affected by the performance of the Master Fund. The value of such investment reflects the Fund’s proportionate interest in the net assets of the Master Fund (3.93% at October 31, 2025).

All of the net investment income and realized and unrealized gains and losses from investment activities of the Master Fund are allocated pro rata, based on respective ownership interests, among the Fund and other investors in the Master Fund (e.g., other feeder funds) at the time of such determination. The financial statements of the Master Fund, including the Portfolio of investments, are included elsewhere in this report and should be read in connection with the Fund’s financial statements. The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

In the normal course of business, the Fund may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had any prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Fund’s financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280)—Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Fund’s portfolio management team acts as the Fund’s CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole, and the Fund’s long-term strategic asset allocation is pre-determined in accordance

5

UBS RMA Government Money Market Fund

Notes to financial statements (unaudited)

with the Fund’s single investment objective which is executed by the Fund’s portfolio managers as a team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which are used by the CODM to assess the segment’s performance versus the Fund’s comparative benchmarks and to make resource allocation decisions for the Fund’s single segment, is consistent with that presented within the Fund’s financial statements. Segment assets are reflected on the accompanying statement of assets and liabilities as “total assets” and significant segment expenses are listed on the accompanying statement of operations.

In December 2023, FASB issued Accounting Standards Update 2023-09, Income Taxes (Topic 740)- Improvements to Income Tax Disclosures (“ASU 2023-09”). The amendments enhance income tax disclosures by requiring greater disaggregation in the rate reconciliation and income taxes paid by jurisdiction, while eliminating certain outdated disclosure requirements. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management is currently evaluating the impact of ASU 2023-09 but does not expect it to have a material impact on the financial statements.

The following is a summary of significant accounting policies:

Valuation of investments—The Fund records its investment in the Master Fund at fair value. Securities held by the Master Fund are valued as indicated in the Master Fund’s Notes to financial statements, which are included elsewhere in this report.

Constant net asset value per share—RMA Government Fund attempts to maintain a stable net asset value of $1.00 per share. There is no assurance, however, that the Fund will be able to maintain a stable net asset value of $1.00 per share. The Fund and the Master Fund have adopted certain investment, portfolio valuation and dividend/distribution policies in an attempt to enable the Fund to do so. RMA Government Fund and the Master Fund have each adopted a policy to operate as a “government money market fund”. Under Rule 2a-7 of the 1940 Act, a “government money market fund” invests 99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities) (either directly or through a related master portfolio). As a “government money market fund”, RMA Government Fund is permitted to seek to maintain a stable price per share.

Liquidity fee—By operating as a “government money market fund”, RMA Government Fund is exempt from requirements that permit the imposition of a liquidity fee. While the Fund’s Board of Trustees (the “Board”) may elect to subject RMA Government Fund to liquidity fee requirements in the future, the Board has not elected to do so at this time.

Dividends and distributions—Dividends and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends from investment income and distributions from realized capital gains and/or return of capital are determined in accordance with US federal income tax regulations, which may differ from US GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

Concentration of risk—The ability of the issuers of the debt securities held by the Master Fund to meet their obligations may be affected by economic, political and other developments particular to a specific industry, country, state or region.

Administrator

UBS AM serves as administrator to the Fund pursuant to an Administration Agreement approved by the Trust’s board. In accordance with the Administration Agreement, the Fund pays UBS AM an administration fee, which

6

UBS RMA Government Money Market Fund

Notes to financial statements (unaudited)

is accrued daily and paid monthly, at the below annual rate, as a percentage of the Fund’s average daily net assets:

Fund	Administration fee
RMA Government Money Market Fund	0.10%

At October 31, 2025, the Fund owed UBS AM $190,317 for administrative services.

Shareholder services plan

UBS AM—US is the principal underwriter and distributor of the Fund’s shares. Under the shareholder services plan, UBS AM—US is entitled to a monthly shareholder servicing fee, payable by the Fund, at the below annual rate, as a percentage of the Fund’s average daily net assets.

Fund	Shareholder servicing fee
RMA Government Money Market Fund	0.25%

At October 31, 2025, the Fund owed UBS AM—US $418,624 for shareholder servicing fees.

UBS AM and UBS AM—US may voluntarily undertake to waive fees, including in the event that Fund yields drop below a certain level. This additional undertaking is voluntary and not contractual and may be terminated at any time. For the period ended October 31, 2025, UBS AM and UBS AM—US did not voluntarily waive fees and/or reimburse expenses.

Transfer agency and related services fees

UBS Financial Services Inc. provides certain services pursuant to a delegation of authority from BNY Mellon Investment Servicing (US) Inc. (“BNY Mellon”), the Fund’s transfer agent, and was compensated for these services by BNY Mellon, not the Fund. For the period ended October 31, 2025, UBS Financial Services Inc. received from BNY Mellon, not the Fund, total delegated services fees of $488,504.

Shares of beneficial interest

There is an unlimited amount of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest, at $1.00 per share, were as follows:

	For the six months ended October 31, 2025	For the year ended April 30, 2025
Shares sold	$11,533,160,334	$25,138,563,706
Shares repurchased	(11,574,353,640)	(25,028,263,638)
Dividends reinvested	17,462,888	34,928,763
Net increase (decrease) in share outstanding	$(23,730,418)	$145,228,831

Federal tax status

The Fund intends to distribute substantially all of its income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, net realized capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

The tax character of distributions paid during the fiscal year ended April 30, 2025 were as follows:

	2025
Fund	Distributions paid from ordinary income	Distributions paid from net long-term capital gains	Total distributions paid
RMA Government Money Market Fund	$37,701,081	$—	$37,701,081

7

UBS RMA Government Money Market Fund

Notes to financial statements (unaudited)

The tax character of distributions made and components of accumulated earnings (accumulated losses) on a tax basis for the current fiscal year will be determined after the Fund’s fiscal year ending April 30, 2026.

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Fund has conducted an analysis and concluded as of October 31, 2025, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. The Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of operations. During the year ended October 31, 2025, the Fund did not incur any interest or penalties.

The income generated by UBS RMA Government Money Market Fund is entirely classified as QII. According to Section 871(k) of the Internal Revenue Code, QII enables interest income from U.S. government securities and eligible instruments to be distributed without being subject to U.S. withholding tax.

Each of the tax years in the four year period ended April 30, 2025, remains subject to examination by the Internal Revenue Service and state taxing authorities.

8

Master Trust

Semiannual Financial Statements  |  October 31, 2025

Includes:

•	Government Master Fund

Government Master Fund

Understanding a Master Fund’s expenses (unaudited)

(Note: The expense information provided in this section is relevant for direct investors in the Master Fund. Investors in the related “feeder fund” should instead focus on separate expense examples relevant to the particular feeder fund; the expense examples for the feeder fund will reflect its proportionate share of the corresponding Master Fund’s expenses.)

As an owner of a Master Fund, an investor such as a feeder fund incurs ongoing costs, including management fees and other Master Fund expenses. This example is intended to help you understand a Master Fund investor’s ongoing costs (in dollars) of investing in a Master Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, May 1, 2025 to October 31, 2025.

Actual expenses

The first line in the table below for the Master Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over a period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second line in the table below for the Master Fund provides information about hypothetical account values and hypothetical expenses based on the Master Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Master Fund’s actual return. The hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Master Fund and other funds. To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs. Therefore, the second line in the table for the Master Fund is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds, if those other funds impose transactional costs—for example, exchange fees. In addition, if those transactional costs were included, your costs for those other funds would have been higher.

	Beginning account value May 1, 2025	Ending account value October 31, 2025	Expenses paid during period 05/01/25 to 10/31/25[1]	Expense ratio during the period
Actual	$1,000.00	$1,021.70	$0.52	0.10%
Hypothetical (5% annual return before expenses)	1,000.00	1,024.97	0.52	0.10

[1]	Expenses are equal to the Master Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 186 divided by 365 (to reflect the one–half year period).

10

Master Trust

Portfolio characteristics at a glance—October 31, 2025 (unaudited)

Government Master Fund

Characteristics
Weighted average maturity[1]	37 days

Portfolio composition[2]
U.S. Treasury obligations	43.7%
Repurchase agreements	32.1
U.S. government agency obligations	21.8
Other assets in excess of liabilities	2.4
Total	100.0%

You could lose money by investing in a money market fund. Although Government Master Fund seeks to preserve the value of your investment so that the shares of each related feeder fund are at $1.00 per share, Government Master Fund cannot guarantee it will do so. An investment in a money market fund is not a bank account and not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. A money market fund’s sponsor is not required to reimburse the fund for losses, and you should not expect that the fund’s sponsor will provide financial support to a money market fund at any time, including during periods of market stress.

Not FDIC insured. May lose value. No bank guarantee.

[1]	The Master Fund’s portfolio is actively managed and its weighted average maturity will differ over time.
[2]	Weightings represent percentages of the Master Fund’s net assets as of the date indicated. The Master Fund’s portfolio is actively managed and its composition will vary over time.

11

Government Master Fund

Portfolio of investments—October 31, 2025

	Face amount	Value
U.S. government agency obligations—21.8%
Federal Farm Credit Banks Funding Corp.
1 day USD SOFR + 0.020%, 4.060%, due 11/03/25[1]	$127,000,000	$127,000,000
1 day USD SOFR + 0.060%, 4.100%, due 11/03/25[1]	80,000,000	80,000,000
1 day USD SOFR + 0.090%, 4.130%, due 11/03/25[1]	28,000,000	28,000,000
1 day USD SOFR + 0.105%, 4.145%, due 11/03/25[1]	69,000,000	69,000,000
1 day USD SOFR + 0.115%, 4.155%, due 11/03/25[1]	174,000,000	174,000,000
1 day USD SOFR + 0.120%, 4.160%, due 11/03/25[1]	100,000,000	100,019,730
1 day USD SOFR + 0.125%, 4.165%, due 11/03/25[1]	64,000,000	64,000,000
1 day USD SOFR + 0.130%, 4.170%, due 11/03/25[1]	90,000,000	90,000,000
1 day USD SOFR + 0.135%, 4.175%, due 11/03/25[1]	63,000,000	63,000,000
Federal Home Loan Bank Discount Notes
3.690%, due 04/09/26[2]	126,000,000	123,972,345
3.750%, due 02/23/26[2]	122,000,000	120,576,667
3.750%, due 02/24/26[2]	126,000,000	124,516,875
3.750%, due 03/13/26[2]	125,000,000	123,307,292
3.775%, due 02/20/26[2]	125,000,000	123,571,267
3.800%, due 01/23/26[2]	128,000,000	126,905,600
3.800%, due 01/30/26[2]	126,000,000	124,829,600
3.805%, due 01/30/26[2]	126,000,000	124,828,060
3.830%, due 01/28/26[2]	125,000,000	123,856,320
3.865%, due 01/06/26[2]	122,000,000	121,161,725
3.920%, due 12/19/25[2]	127,000,000	126,363,871
3.920%, due 02/13/26[2]	124,000,000	122,622,773
3.940%, due 02/20/26[2]	131,000,000	129,437,243
3.970%, due 11/26/25[2]	125,000,000	124,682,951
3.985%, due 12/26/25[2]	126,000,000	125,260,783
3.990%, due 01/28/26[2]	120,000,000	118,856,200
4.010%, due 01/16/26[2]	124,000,000	122,977,896
4.020%, due 01/22/26[2]	123,000,000	121,901,200
4.030%, due 01/02/26[2]	127,000,000	126,146,983
4.070%, due 12/19/25[2]	126,000,000	125,344,730
4.100%, due 12/05/25[2]	126,000,000	125,540,800
4.100%, due 01/02/26[2]	248,000,000	246,305,333
4.140%, due 11/03/25[2]	126,000,000	126,000,000
Federal Home Loan Banks
3.850%, due 03/10/26	127,000,000	126,995,046
1 day USD SOFR + 0.020%, 4.060%, due 11/03/25[1]	126,000,000	126,000,000
1 day USD SOFR + 0.025%, 4.065%, due 11/03/25[1]	259,000,000	259,000,000
1 day USD SOFR + 0.030%, 4.070%, due 11/03/25[1]	280,150,000	280,135,137
1 day USD SOFR + 0.035%, 4.075%, due 11/03/25[1]	133,000,000	133,000,000
1 day USD SOFR + 0.060%, 4.100%, due 11/05/25[1]	67,000,000	67,000,000
1 day USD SOFR + 0.085%, 4.125%, due 11/03/25[1]	69,000,000	69,000,000

	Face amount	Value
U.S. government agency obligations—(concluded)
1 day USD SOFR + 0.100%, 4.140%, due 11/03/25[1]	$379,000,000	$379,000,000
1 day USD SOFR + 0.115%, 4.155%, due 11/03/25[1]	171,000,000	171,000,000
1 day USD SOFR + 0.120%, 4.160%, due 11/03/25[1]	64,000,000	64,000,000
1 day USD SOFR + 0.170%, 4.210%, due 11/03/25[1]	102,000,000	102,000,000
1 day USD SOFR + 0.180%, 4.220%, due 11/03/25[1]	176,000,000	176,000,000
Total U.S. government agency obligations (cost—$5,727,116,427)		5,727,116,427

U.S. Treasury obligations—43.7%
U.S. Treasury Bills 3.760% due 04/30/26[3]	100,000,000	98,200,222
3.760% due 04/30/26[3]	30,000,000	29,460,067
3.781% due 04/23/26[3]	100,000,000	98,261,500
3.781% due 04/23/26[3]	30,000,000	29,478,450
3.803% due 03/03/26[3]	150,000,000	148,162,938
3.803% due 03/03/26[3]	45,000,000	44,448,881
3.818% due 01/29/26[3]	150,000,000	148,647,875
3.818% due 01/29/26[3]	46,000,000	45,585,348
3.834% due 02/24/26[3]	46,000,000	45,460,708
3.834% due 02/24/26[3]	150,000,000	148,241,438
3.855% due 03/12/26[3]	25,000,000	24,665,854
3.855% due 03/12/26[3]	100,000,000	98,663,417
3.876% due 02/10/26[3]	37,000,000	36,615,894
3.876% due 02/10/26[3]	150,000,000	148,442,812
3.886% due 02/03/26[3]	100,000,000	99,032,722
3.886% due 02/03/26[3]	23,000,000	22,777,526
3.901% due 01/22/26[3]	100,000,000	99,153,333
3.901% due 01/22/26[3]	30,000,000	29,746,000
3.912% due 02/17/26[3]	3,000,000	2,966,345
3.912% due 02/17/26[3]	250,000,000	247,195,417
3.954% due 01/13/26[3]	250,000,000	248,101,736
3.954% due 01/13/26[3]	1,000,000	992,407
4.013% due 03/05/26[3]	24,000,000	23,684,427
4.013% due 03/05/26[3]	100,000,000	98,685,111
4.035% due 12/11/25[3]	1,000,000	995,841
4.035% due 12/11/25[3]	250,000,000	248,960,278
4.074% due 01/06/26[3]	250,000,000	248,237,778
4.081% due 02/19/26[3]	125,000,000	123,520,625
4.108% due 02/12/26[3]	24,000,000	23,732,687
4.108% due 02/12/26[3]	100,000,000	98,886,194
4.118% due 02/05/26[3]	100,000,000	98,960,778
4.118% due 02/05/26[3]	23,000,000	22,760,979
4.131% due 12/30/25[3]	36,000,000	35,770,860
4.131% due 12/30/25[3]	150,000,000	149,045,250
4.144% due 12/04/25[3]	47,000,000	46,836,290
4.144% due 12/04/25[3]	200,000,000	199,303,361
4.162% due 12/16/25[3]	246,000,000	244,809,975
4.162% due 12/23/25[3]	186,000,000	184,953,750
4.219% due 12/09/25[3]	34,000,000	33,860,430
4.219% due 12/09/25[3]	150,000,000	149,384,250
4.232% due 11/20/25[3]	1,000,000	998,050
4.232% due 11/20/25[3]	250,000,000	249,512,431
4.252% due 11/13/25[3]	100,000,000	99,884,722
4.252% due 11/13/25[3]	24,000,000	23,972,333

12

U Government Master Fund

Portfolio of investments—Octomber 31, 2025 (unaudited)

	Face amount	Value
U.S. Treasury obligations—(concluded)
4.256% due 01/02/26[3]	$246,000,000	$244,314,900
4.261% due 01/22/26[3]	3,000,000	2,972,567
4.261% due 01/22/26[3]	250,000,000	247,713,889
4.266% due 01/29/26[3]	6,000,000	5,940,260
4.266% due 01/29/26[3]	250,000,000	247,510,833
4.268% due 11/06/25[3]	200,000,000	199,930,583
4.268% due 11/06/25[3]	47,000,000	46,983,687
4.271% due 01/15/26[3]	250,000,000	247,908,854
4.271% due 01/15/26[3]	13,000,000	12,891,260
4.293% due 01/08/26[3]	250,000,000	248,100,208
4.293% due 01/08/26[3]	6,000,000	5,954,405
4.329% due 12/02/25[3]	250,000,000	249,152,153
4.329% due 12/02/25[3]	2,000,000	1,993,217
4.344% due 11/25/25[3]	2,000,000	1,994,836
4.344% due 11/25/25[3]	250,000,000	249,354,514
4.350% due 11/12/25[3]	381,000,000	380,597,092
4.350% due 11/18/25[3]	386,000,000	385,319,675
U.S. Treasury Floating Rate Notes 3 mo. Treasury money market yield + 0.098%, 3.864% due 11/03/25[1]	370,000,000	369,945,260
3 mo. Treasury money market yield + 0.150%, 3.916% due 11/03/25[1]	663,000,000	663,003,704
3 mo. Treasury money market yield + 0.182%, 3.948% due 11/03/25[1]	516,000,000	515,894,852
3 mo. Treasury money market yield + 0.205%, 3.971% due 11/03/25[1]	810,000,000	810,303,748
3 mo. Treasury money market yield + 0.245%, 4.011% due 11/03/25[1]	699,000,000	699,043,929
U.S. Treasury Notes 3.625% due 05/15/26	124,000,000	123,713,641
3.750% due 04/15/26	130,000,000	129,782,691
3.875% due 01/15/26	138,000,000	137,956,281
4.250% due 01/31/26	329,000,000	329,107,212
4.500% due 03/31/26	255,000,000	255,362,238
4.625% due 03/15/26	134,000,000	134,241,397
4.875% due 04/30/26	253,000,000	253,857,019
Total U.S. Treasury obligations (cost—$11,501,902,195)		11,501,902,195

Repurchase agreements—32.1%
Repurchase agreement dated 03/31/22 with MUFG Securities Americas, Inc., 3.860% due 12/05/25, collateralized by $31,073,080 Federal Home Loan Mortgage Corp., obligations, 2.500% to 6.500% due 05/01/27 to 10/01/55, $150,742,759 Federal National Mortgage Association obligations, 2.000% to 6.500% due 04/01/26 to 07/01/55; (value— $102,000,000); proceeds: $100,321,667[4]	100,000,000	100,000,000
Repurchase agreement dated 02/01/23 with J.P. Morgan Securities LLC, 4.050% due 11/07/25, collateralized by $4,317,136 Federal Home Loan Mortgage Corp., obligations, 4.300% to 6.000% due 09/01/28 to 06/01/53, $217,456,047 Federal National Mortgage Association obligations, 1.500% to 7.500% due 05/01/34 to 02/01/57; (value— $204,000,001); proceeds: $200,675,000[4]	200,000,000	200,000,000

	Face amount	Value
Repurchase agreements—(concluded)
Repurchase agreement dated 10/31/25 with TD Securities (USA) LLC, 4.140% due 11/03/25, collateralized by $129,070,137 Federal Home Loan Mortgage Corp., obligations, 1.000% to 6.000% due 05/15/33 to 10/25/55, $255,074,994 Federal National Mortgage Association obligations, 2.000% to 6.000% due 04/25/26 to 11/25/55; (value— $306,000,000); proceeds: $300,103,500	$300,000,000	$300,000,000
Repurchase agreement dated 03/25/25 with J.P. Morgan Securities LLC, 3.990% due 01/29/26, collateralized by $2,554,073,873 Federal Home Loan Mortgage Corp., obligations, zero coupon to 6.500% due 08/25/29 to 08/25/55, $1,506,907,514 Federal National Mortgage Association obligations, zero coupon to 4.000% due 10/25/29 to 03/25/60, $7,177,618,264 Government National Mortgage Association obligations, zero coupon to 6.000% due 09/16/40 to 08/20/65, ; (value— $515,000,001); proceeds: $501,662,500[4]	500,000,000	500,000,000
Repurchase agreement dated 10/31/25 with J.P. Morgan Securities LLC, 4.150% due 11/03/25, collateralized by $248,418,274 Federal Home Loan Mortgage Corp., obligations, 3.500% to 7.100% due 01/01/36 to 11/01/55, $2,541,549,181 Federal National Mortgage Association obligations, 1.050% to 7.500% due 07/01/27 to 09/01/61; (value— $1,530,000,001); proceeds: $1,500,518,750	1,500,000,000	1,500,000,000
Repurchase agreement dated 10/31/25 with Fixed Income Clearing Corp., (State Street Bank and Trust Co.) 4.150% due 11/03/25, collateralized by $4,000,007,600 U.S. Treasury Notes, 2.750% to 4.500% due 05/31/29 to 07/31/29, $814,682,400 U.S. Treasury Inflation Index Bonds, 2.000% due 01/15/26, $395,108,600 U.S. Treasury Inflation Index Notes, 0.625% due 01/15/26; (value— $5,951,700,426); proceeds: $5,837,017,938	5,835,000,000	5,835,000,000
Total repurchase agreements (cost—$8,435,000,000)		8,435,000,000
Total investments (cost—$25,664,018,622 which approximates cost for federal income tax purposes)—97.6%		25,664,018,622

Other assets in excess of liabilities—2.4%		620,053,141
Net assets—100.0%		$26,284,071,763

13

Government Master Fund

Portfolio of investments—October 31, 2025 (unaudited)

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of October 31, 2025 in valuing the Master Fund’s investments. In the event a Master Fund holds investments for which fair value is measured using the NAV per share practical expedient (or its equivalent), a separate column will be added to the fair value hierarchy table; this is intended to permit reconciliation to the amounts presented in the Portfolio of investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1)	Other significant observable inputs (Level 2)	Unobservable inputs (Level 3)	Total
Assets
U.S. government agency obligations	$—	$5,727,116,427	$—	$5,727,116,427
U.S. Treasury obligations	—	11,501,902,195	—	11,501,902,195
Repurchase agreements	—	8,435,000,000	—	8,435,000,000
Total	$—	$25,664,018,622	$—	$25,664,018,622

At October 31, 2025, there were no transfers in or out of Level 3.

Portfolio footnotes

[1]

Floating or variable rate securities. The rates disclosed are as of October 31, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.

[2]	Rate shown is the discount rate at the date of purchase unless otherwise noted.
[3]	Rate shown reflects yield at October 31, 2025.
[4]

Investment has a put feature, which allows the Master Fund to accelerate the maturity, and a variable or floating rate. The interest rate shown is the current rate as of October 31, 2025 and changes periodically. The maturity date reflects the earliest put date, interest is paid monthly, and the proceeds represent the receivable of the Master Fund if the put feature was exercised as of October 31, 2025.

Portfolio acronyms:

SOFR	Secured Overnight Financing Rate

See accompanying notes to financial statements.

14

Government Master Fund

Statement of assets and liabilities

October 31, 2025 (unaudited)

Assets:
Investments, at value (cost—$17,229,018,622)	$17,229,018,622
Repurchase agreements (cost—$8,435,000,000)	8,435,000,000
Total investments in securities, at value (cost—$25,664,018,622)	25,664,018,622
Cash	987,901,512
Receivable for interest	22,909,639
Total assets	26,674,829,773

Liabilities:
Payable for investments purchased	386,517,419
Payable to affiliate	4,240,591
Total liabilities	390,758,010
Net assets, at value	$26,284,071,763

See accompanying notes to financial statements.

15

Government Master Fund

Statement of operations

For the six months ended October 31, 2025 (unaudited)
Investment income:
Interest	$549,884,526
Expenses:
Investment advisory and administration fees	12,729,774
Trustees’ fees	52,168
Total expenses	12,781,942
Net expenses	12,781,942
Net investment income (loss)	537,102,584
Net increase (decrease) in net assets resulting from operations	$537,102,584

See accompanying notes to financial statements.

16

Government Master Fund

Statement of changes in net assets

	For the six months ended October 31, 2025 (unaudited)	For the year ended April 30, 2025
From operations:

Net investment income (loss)	$ 537,102,584	$1,248,575,044
Net realized gain (loss)	—	1,158,182
Net increase (decrease) in net assets resulting from operations	537,102,584	1,249,733,226
Net increase (decrease) in net assets from beneficial interest transactions	1,704,214,514	(530,449,132)
Net increase (decrease) in net assets	2,241,317,098	719,284,094
Net assets:

Beginning of period	24,042,754,665	23,323,470,571
End of period	$26,284,071,763	$24,042,754,665

See accompanying notes to financial statements.

17

Government Master Fund

Financial highlights

Selected financial data throughout each period is presented below:

	Six months ended October 31, 2025 (unaudited)	Years ended April 30,
		2025	2024	2023	2022	2021
Ratios to average net assets:
Expenses before fee waivers	0.10%[1]	0.10%	0.10%	0.10%	0.10%	0.10%
Expenses after fee waivers	0.10%[1]	0.10%	0.10%	0.04%	0.06%	0.10%
Net investment income (loss)	4.20%[1]	4.77%	5.25%	3.78%	0.02%	0.09%
Supplemental data:
Total investment return[2]	2.17%	4.90%	5.39%	3.14%	0.03%	0.08%
Net assets, end of period (000’s)	$26,284,072	$24,042,755	$23,323,471	$19,234,965	$4,297,678	$8,822,693

[1]	Annualized.
[2]

The total investment return for the Master Fund is calculated using geometric average return. The Master Fund issues ownership interests, rather than shares, to the feeder funds. Individual investors invest only into the feeder funds. Feeder fund total investment return is calculated as described within the feeder fund financial highlights and may differ from geometric average return of the Master Fund. Total investment return for the period of less than one year has not been annualized.

See accompanying notes to financial statements.

18

Government Master Fund

Notes to financial statements

Organization and significant accounting policies

Government Master Fund (the “Master Fund”) is registered with the US Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (“1940 Act”), as a diversified series of Master Trust, an open-end management investment company organized as a Delaware statutory trust on June 12, 2007. Government Master Fund commenced operations on June 24, 2016.

UBS Asset Management (Americas) LLC (“UBS AM”) is the investment advisor and administrator for the Master Fund. UBS AM is an indirect wholly owned subsidiary of UBS Group AG. UBS Group AG is an internationally diversified organization with headquarters in Zurich, Switzerland. UBS Group AG operates in many areas of the financial services industry.

Master Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

In the normal course of business, the Master Fund may enter into contracts that contain a variety of representations that provide indemnification for certain liabilities. The Master Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Fund that have not yet occurred. However, the Master Fund has not had any prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative US generally accepted accounting principles (“US GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative US GAAP for SEC registrants. The Master Fund’s financial statements are prepared in accordance with US GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The Master Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Master Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The Master Fund’s portfolio management team acts as the Fund’s CODM. The Master Fund represents a single operating segment, as the CODM monitors the operating results of the Master Fund as a whole, and the Master Fund’s long-term strategic asset allocation is pre-determined in accordance with the Master Fund’s single investment objective which is executed by the Master Fund’s portfolio managers as a team. The financial information in the form of the Master Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which are used by the CODM to assess the segment’s performance versus the Master Fund’s comparative benchmarks and to make resource allocation decisions for the Master Fund’s single segment, is consistent with that presented within the Master Fund’s financial statements. Segment assets are reflected on the accompanying statement of assets and liabilities as “total assets” and significant segment expenses are listed on the accompanying statement of operations.

The following is a summary of significant accounting policies:

Valuation of investments

Under Rule 2a-7 under the 1940 Act, as amended (“Rule 2a-7”), Government Master Fund has adopted a policy to operate as a “government money market fund”. Under Rule 2a-7, a “government money market fund” invests

19

Government Master Fund

Notes to financial statements

99.5% or more of its total assets in cash, government securities, and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash and/or government securities). As a “government money market fund”, Government Master Fund values its investments at amortized cost unless UBS AM, as the valuation designee appointed by Master Trust’s Board of Trustees (the “Board”) pursuant to Rule 2a-5 under the 1940 Act determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by Government Master Fund is performed in an effort to ensure that amortized cost approximates market value.

The Board has designated UBS AM as the valuation designee pursuant to Rule 2a-5 under the 1940 Act and delegated to UBS AM the responsibility for making fair value determinations with respect to portfolio holdings. UBS AM, as the valuation designee, is responsible for periodically assessing any material risks associated with the determination of the fair value of investments; establishing and applying fair value methodologies; testing the appropriateness of fair value methodologies; and overseeing and evaluating third-party pricing services. UBS AM has the Equities, Fixed Income, and Multi-Asset Valuation Committee (the “VC”) to assist with its designated responsibilities as valuation designee with respect to the Master Fund’s portfolio of investments. The types of investments for which such fair value pricing may be necessary include, but are not limited to: investments of an issuer that has entered into a restructuring; fixed-income investments that have gone into default and for which there is no current market value quotation; Section 4(a)(2) commercial paper; investments that are restricted as to transfer or resale; illiquid investments; and investments for which the prices or values available do not, in the judgment of the VC, represent current market value. The need to fair value the Master Fund’s portfolio of investments may also result from low trading volume in foreign markets or thinly traded investments. Various factors may be reviewed in order to make a good faith determination of an investment’s fair value. These factors include, but are not limited to, fundamental analytical data relating to the investment; the nature and duration of restrictions on disposition of the investment; and the evaluation of forces which influence the market in which the investments are purchased and sold.

The Master Fund’s portfolio holdings may also consist of shares of other investment companies in which the Master Fund invests. The value of each such open-end investment company will generally be its net asset value at the time a Master Fund’s beneficial interests are priced. Pursuant to the Master Fund’s use of the practical expedient within ASC Topic 820, investments in non-registered investment companies and/or investments in investment companies without publicly published prices are also valued at the daily net asset value. Each investment company generally values investments in a manner as described in that investment company’s prospectus or similar documents.

US GAAP requires disclosure regarding the various inputs that are used in determining the value of the Master Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1—Unadjusted quoted prices in active markets for identical investments.

Level 2—Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3—Unobservable inputs inclusive of the Master Fund’s own assumptions in determining the fair value of investments.

A fair value hierarchy table has been included near the end of the Master Fund’s Portfolio of investments.

Liquidity fee—By operating as a “government money market fund”, Government Master Fund is exempt from requirements that permit the imposition of a liquidity fee. While the Board may elect to subject Government Master Fund to liquidity fee requirements in the future, the Board has not elected to do so at this time.

Repurchase agreements—Government Master Fund may purchase securities or other obligations from a bank or securities dealer (or its affiliate), subject to the seller’s agreement to repurchase them at an agreed upon date (or

20

Government Master Fund

Notes to financial statements

upon demand) and price. In all cases, underlying collateral (the purchased obligations) is valued daily in an effort to ensure that the value of the purchased securities, including accrued interest, is at least equal to the repurchase price. Government Master Fund maintains custody of the purchased securities prior to their repurchase, either through its regular custodian or through a special “tri-party” custodian or sub-custodian that maintains a separate account for both Government Master Fund and its counterparty (in either case, in accordance with the 1940 Act). The underlying collateral is valued daily in an effort to ensure that the value, including accrued interest, is at least equal to the repurchase price.

In certain cases, these repurchase agreements are cleared through a central counterparty so that each of the Fund and the seller faces the central counterparty on the trade. These cleared repurchase agreements are subject to additional rules and requirements of the central counterparty and are also subject to a bilateral agreement between the Fund and the clearing member through which the Fund’s transaction was effected. The Fund maintains custody of the securities prior to their repurchase in accordance with the 1940 Act. Repurchase agreements collateralized by US Treasury securities will be subject to mandatory clearing as of June 30, 2027.

Repurchase agreements carry certain risks not associated with direct investments in securities, including a possible decline in the market value of the underlying obligations. If their value becomes less than the repurchase price, plus any agreed-upon additional amount, the counterparty must provide additional collateral so that the collateral is at least equal to the repurchase price plus any agreed-upon additional amount. The difference between the total amount to be received upon repurchase of the obligations and the price that was paid by a fund upon acquisition is accrued as interest and included in its net investment income. In the event of default of the obligation to repurchase, Government Master Fund generally has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements secured by obligations that are not eligible for direct investment under Rule 2a-7 or a fund’s investment strategies and limitations may require Government Master Fund to promptly dispose of such collateral if the seller or guarantor becomes insolvent. If the seller (or seller’s guarantor, if any) becomes insolvent, Government Master Fund may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by any other party to the transaction (including by the central counterparty in the case of cleared repurchase agreements), realization and/or retention of the collateral may be subject to legal proceedings. Government Master Fund intends to enter into repurchase agreements only in transactions with counterparties believed by UBS AM to present minimal credit risk.

Government Master Fund may participate in joint repurchase agreement transactions with other funds managed or advised by UBS AM. The Master Fund may engage in repurchase agreements as part of normal investing strategies.

Under certain circumstances, Government Master Fund may engage in a repurchase agreement transaction with a yield of zero in order to invest cash amounts remaining in its portfolio at the end of the day in order to avoid having Government Master Fund potentially exposed to a fee for uninvested cash held in a business account at a bank.

Investment transactions and investment income—Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

Concentration of risk—The ability of the issuers of the debt securities held by the Master Fund to meet their obligations may be affected by economic, political and other developments particular to a specific industry, country, state or region.

Investment advisor and administrator

UBS AM serves as the investment advisor and administrator to the Master Fund pursuant to an investment advisory and administration contract (“Management Contract”) approved by the Board. In accordance with the Management

21

Government Master Fund

Notes to financial statements

Contract, the Master Fund pays UBS AM an investment advisory and administration fee (“management fee”), which is accrued daily and paid monthly, at the below annual rates, as a percentage of the Master Fund’s average daily net assets:

Average daily net assets	Annual rate
Up to $30 billion	0.1000%
In excess of $30 billion up to $40 billion	0.0975
In excess of $40 billion up to $50 billion	0.0950
In excess of $50 billion up to $60 billion	0.0925
Over $60 billion	0.0900

At October 31, 2025, the Master Fund owed UBS AM for investment advisory and administration services, net of waivers (if any), as follows:

Fund	Net amount owed to UBS AM
Government Master Fund	$4,240,591

In exchange for these fees, UBS AM has agreed to bear all of the Master Fund’s expenses other than taxes, extraordinary costs and the cost of securities purchased and sold by the Master Fund, including any transaction costs. Although UBS AM is not obligated to pay the fees and expenses of the Master Fund’s independent trustees, it is contractually obligated to reduce its management fee in an amount equal to those fees and expenses. UBS AM estimates that these fees and expenses will be 0.01% or less of the Master Fund’s average daily net assets. At October 31, 2025, UBS AM did not owe the Master Fund any additional reductions in administration fees for independent trustees’ fees and expenses.

In addition, UBS AM may voluntarily undertake to waive fees. This additional undertaking is voluntary and not contractual and may be terminated at any time. During the period ended October 31, 2025, the Master Fund did not experience this additional waiver.

Beneficial interest transactions

Government Master Fund

	For the six months ended October 31, 2025	For the year ended April 30, 2025
Contributions	$44,688,129,006	$92,715,049,160
Withdrawals	(42,983,914,492)	(93,245,498,292)
Net increase (decrease) in beneficial interest	$1,704,214,514	$(530,449,132)

Federal tax status

Government Master Fund is considered a non-publicly traded partnership for federal income tax purposes under the Internal Revenue Code; therefore, no federal tax provision is necessary. As such, each investor in the Master Fund is treated as owning its proportionate share of the net assets, income, expenses, and realized and unrealized gains and losses of the Master Fund. UBS AM intends that the Master Fund’s assets, income and distributions will be managed in such a way that an investor in the Master Fund will be able to continue to qualify as a regulated investment company by investing its net assets through the Master Fund.

ASC 740-10 “Income Taxes—Overall” sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken. The Master Fund has conducted an analysis and concluded,

22

Government Master Fund

Notes to financial statements

as of October 31, 2025, that there are no significant uncertain tax positions taken or expected to be taken that would require recognition in the financial statements. The Master Fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the statement of operations. During the period ended October 31, 2025, the Master Fund did not incur any interest or penalties.

Each of the tax years in the four year period ended April 30, 2025, remains subject to examination by the Internal Revenue Service and state taxing authorities.

23

Trustees

Virginia G. Breen

Richard R. Burt

Bernard H. Garil

Heather R. Higgins

Chair

David R. Malpass

Administrator (and Manager for Government Master Fund)

UBS Asset Management (Americas) LLC

1285 Avenue of the Americas

New York, NY 10019

Principal Underwriter (for the feeder fund)

UBS Asset Management (US) Inc.

1285 Avenue of the Americas

New York, NY 10019

The financial information included herein is taken from the records of the Fund without examination by indepen-dent registered public accountants who do not express an opinion thereon.

This report is not to be used in connection with the offering of shares of the Fund unless accompanied or preceded by an effective prospectus.

© UBS 2025. All rights reserved.

UBS Asset Management (Americas) LLC

1285 Avenue of the Americas

New York, NY 10019

S1661

(b)	Included as part of the financial statements to shareholders filed under Item 7(a) of this form.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

(1)	All board members and all members of any advisory board for regular compensation: $362,137
(2)	Each board member and each member of an advisory board for special compensation: Not applicable.
(3)	All officers: Not applicable.
(4)	Each person of whom any officer or director of the registrant is an affiliated person: Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

(a) UBS SERIES FUNDS - LIMITED PURPOSE CASH INVESTMENT FUND

Background—At a meeting of the board of UBS Series Funds (the “Trust”) on July 15-16, 2025, the members of the board, including the trustees who are not “interested persons,” as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), of the Trust (the “Independent Trustees”), considered and approved the continuance of the management contract, as amended (the “Management Contract”), of the Trust with respect to its series, Limited Purpose Cash Investment Fund (the “Fund”), with UBS Asset Management (Americas) LLC (“UBS AM”). In preparing for the meeting, the Independent Trustees requested and received extensive information from UBS AM to assist them, including information about UBS AM, as well as the advisory, administrative and distribution arrangements for the Fund. The board reviewed and discussed with management the materials provided by UBS AM prior to the scheduled board meeting. The Independent Trustees also met in executive session, joined by their independent legal counsel, to review the disclosure that had been made to them. The Independent Trustees also received a memorandum from their independent legal counsel discussing the duties of board members in considering the approval of advisory, administration and distribution agreements.

In its consideration of the approval of the Management Contract, the board reviewed the following factors:

Nature, extent and quality of the services under the Management Contract—The board received and considered information regarding the nature, extent and quality of management services provided to the Fund by UBS AM under the Management Contract during the past year. The board recognized that although the Fund is registered under the 1940 Act, unlike the other existing series of the Trust, the Fund’s shares are privately offered and, therefore, are not registered under the Securities Act of 1933, as amended. The board also recognized that the Fund is currently offered exclusively to funds advised by AQR Capital Management, LLC or its affiliates for specific purposes. The board also considered the nature, extent and quality of management services performed by UBS AM and its affiliates for the Fund and the resources devoted to, and the record of compliance with, the Fund’s compliance policies and procedures. The board noted that it received information at regular meetings throughout the year regarding the services rendered by UBS AM concerning the management of the Fund’s affairs and UBS AM’s role in coordinating and overseeing providers of other services to the Fund. The board’s evaluation of the services provided by UBS AM took into account the board’s knowledge and familiarity gained as board members of funds in the UBS New York fund complex, including the scope and quality of UBS AM’s investment advisory and other capabilities and the quality of its administrative and other services. The board observed that the scope of services provided by UBS AM had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own and the Fund’s expanded compliance programs.

The board had available to it the qualifications, backgrounds and responsibilities of the senior personnel at UBS AM responsible for the Fund and had previously met with and received information regarding the persons primarily responsible for the day-to-day management of the Fund. The board recognized that several senior personnel at UBS AM report to the board regularly and that at each regular meeting the board receives a detailed report from UBS AM on the Fund’s performance. The board also considered, based on its knowledge of UBS AM and its affiliates, the financial resources available to UBS AM and its parent organization, UBS Group AG. In that regard, the board received extensive financial information regarding UBS AM and noted that it was a wholly owned, indirect subsidiary of one of the largest financial services firms in the world. It also was noted that UBS AM had approximately $538 billion in assets under management as of March 31, 2025 and was part of the UBS Asset Management Division, which had approximately $1.8 trillion in assets under management worldwide as of March 31, 2025. The board considered management’s discussions regarding recent financial combination transactions and organizational changes involving UBS AM and its affiliates. The board also was cognizant of, and considered, regulatory and litigation actions and investigations occurring in the past few years involving UBS Group AG, UBS AM and certain of their affiliates.

The board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) to the Fund under the Management Contract.

Management fees and expense ratios—The board reviewed and considered the contractual management fee (the “Contractual Management Fee”) payable by the Fund to UBS AM in light of the nature, extent and quality of the advisory and administrative services provided by UBS AM. The board also reviewed and considered the fee waiver arrangement implemented for the Fund and considered the actual fee rate (after taking any waivers into account) (the “Actual Management Fee”). Additionally, the board received and considered information comparing the Fund’s Contractual Management Fee, Actual Management Fee and total expenses with those of funds in a group of funds selected and provided by Broadridge, an independent provider of investment company data (the “Expense Group”).

In connection with its consideration of the Fund’s management fees, the board also received information from UBS AM with respect to fees paid by institutional or separate accounts; however, the board considered management’s view that such fee information was less instructive because, among other reasons, separately managed and institutional accounts with a “cash” mandate (a) were not subject to all of the constraints of Rule 2a-7 under the 1940 Act to which the Fund is subject and (b) do not involve the management responsibilities attendant to the operation of a 1940 Act regulated fund. The board also received information on fees charged to other mutual funds managed by UBS AM. The board considered UBS AM’s belief that the level of services that it provides to the Fund is more streamlined than that which is provided to the publicly-offered UBS money market funds, and that by providing a more streamlined level of services to, in effect, a single client, UBS AM believes that it currently incurs minimal additional costs in managing the Fund.

The comparative Broadridge information showed that the Fund’s Contractual Management Fee, Actual Management Fee and total expenses were each below the respective median of the Fund’s

Expense Group for the comparison periods utilized in the Broadridge report. (Below median fees or expenses represent fees or expenses that are lower relative to the median, and above median fees or expenses represent fees or expenses that are higher relative to the median of the funds in the Expense Group.)

In light of the foregoing, the board determined that the management fee continued to be appropriate under the circumstances and in light of the nature, extent and quality of services provided to the Fund under the Management Contract.

Fund performance—The board received and considered annualized total return information of the Fund compared to other funds (the “Performance Universe”) selected by Broadridge over the one-, three- and five-year and since-inception periods ended March 31, 2025. The board was provided with a description of the methodology Broadridge used to determine the similarity of the Fund with the funds included in its Performance Universe. The board also noted that it had received information about the Fund’s performance periodically throughout the year.

The comparative Broadridge information showed that the Fund’s performance was below the Performance Universe median for all comparative periods. (Below median performance represents performance that is worse relative to the median, and above median performance represents performance that is better relative to the median.) Based on its review, the board concluded that the Fund’s investment performance was acceptable.

Advisor profitability—The board received and considered a profitability analysis of UBS AM and its affiliates in providing services to the Fund and was provided information on UBS AM’s expense allocation methodology. The board also received profitability information with respect to the UBS New York fund complex as a whole. The board observed that the profitability and expense analyses are substantially similar to those used by UBS AM for many internal purposes, and are subject to regular review with respect to how certain revenue and expenses should be allocated, and the board considered management’s explanation of changes to the methodology as a result of internal restructuring at UBS AM. UBS AM’s profitability was considered not excessive in light of the nature, extent and quality of the services provided to the Fund.

Economies of scale—The board received and considered information from management regarding whether UBS AM realized economies of scale as the Fund’s assets grew, whether the Fund has appropriately benefited from any material unshared economies of scale over time, and whether there is potential for realization of any further economies of scale for the Fund. The board considered whether economies of scale in the provision of services to the Fund were being passed along to the shareholders. The board noted that economies of scale might inure more to UBS AM because UBS AM paid most of the Fund’s non-management operating expenses under the “unitary” fee structure.

Generally, in light of UBS AM’s profitability data, the Contractual Management Fee and Actual Management Fee, and the fee waiver currently in effect, the board believed that UBS AM’s sharing of potential and current economies of scale with the Fund was acceptable.

Other benefits to UBS AM—The board considered other benefits received by UBS AM and its affiliates as a result of its relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders. In light of the costs of providing investment advisory, administrative and other services to the Fund and UBS AM’s ongoing commitment to the Fund, the profits and other ancillary benefits that UBS AM and its affiliates received were considered reasonable.

In light of all of the foregoing, the board, including a majority of the Independent Trustees, approved the Management Contract. No single factor reviewed by the board was identified by the board as the principal factor in determining whether to approve the Management Contract. The Independent Trustees were advised by separate independent legal counsel throughout the process. The board discussed the proposed continuance of the Management Contract in private sessions with their independent legal counsel at which no representatives of UBS AM were present.

(b) UBS SERIES FUNDS - UBS LIQUID ASSETS GOVERNMENT FUND

Background—At a meeting of the board of UBS Series Funds (the “Trust”) on July 15-16, 2025, the members of the board, including the trustees who are not “interested persons,” as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), of the Trust (the “Independent Trustees”), considered and approved the continuance of the restated investment advisory and administration contract (the “Investment Advisory and Administration Contract”) of the Trust with respect to its series, UBS Liquid Assets Government Fund (the “Fund”), with UBS Asset Management (Americas) LLC (“UBS AM”). In preparing for the meeting, the Independent Trustees requested and received extensive information from UBS AM to assist them, including information about UBS AM, as well as the advisory, administrative and distribution arrangements for the Fund. The board reviewed and discussed with management the materials provided by UBS AM prior to the scheduled board meeting. The Independent Trustees also met in executive session, joined by their independent legal counsel, to review the disclosure that had been made to them. The Independent Trustees also received a memorandum from their independent legal counsel discussing the duties of board members in considering the approval of advisory, administration and distribution agreements.

In its consideration of the approval of the Investment Advisory and Administration Contract, the board reviewed the following factors:

Nature, extent and quality of the services under the Investment Advisory and Administration Contract—The board received and considered information regarding the nature, extent and quality of advisory services provided to the Fund by UBS AM under the Investment Advisory and Administration Contract during the past year. The board also considered the nature, extent and quality of administrative, distribution and shareholder services performed by UBS AM and its affiliates for the Fund and the resources devoted to, and the record of compliance with, the Fund’s compliance policies and procedures. The board noted that it received information at regular meetings throughout the year regarding the services rendered by UBS AM concerning the management of the Fund’s affairs and UBS AM’s role in coordinating and overseeing providers of other services to the Fund. The board’s evaluation of the services provided by UBS AM took into account the board’s knowledge and familiarity gained as board members of funds in the UBS New York fund complex, including the scope and quality of UBS AM’s investment advisory and other capabilities and the quality of its administrative and other services. The board observed that the scope of services provided by UBS AM had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own and the Fund’s expanded compliance programs.

The board had available to it the qualifications, backgrounds and responsibilities of the senior personnel at UBS AM responsible for the Fund and had previously met with and received information regarding the persons primarily responsible for the day-to-day management of the Fund. The board recognized that several senior personnel at UBS AM report to the board regularly and that at each regular meeting the board receives a detailed report from UBS AM on the Fund’s performance. The board also considered, based on its knowledge of UBS AM and its affiliates, the financial resources available to UBS AM and its parent organization, UBS Group AG. In that regard, the board received extensive financial information regarding UBS AM and noted that it was a wholly owned, indirect subsidiary of one of the largest financial services firms in the world. It also was noted that UBS AM had approximately $538 billion in assets under management as of March 31, 2025 and was part of the UBS Asset Management Division, which had approximately $1.8 trillion in assets under management worldwide as of March 31, 2025. The board considered management’s discussions regarding recent financial combination transactions and organizational changes involving UBS AM and its affiliates. The board also was cognizant of, and considered, regulatory and litigation actions and investigations occurring in the past few years involving UBS Group AG, UBS AM and certain of their affiliates.

The board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) to the Fund under the Investment Advisory and Administration Contract.

Advisory fees and expense ratios—The board reviewed and considered the contractual advisory and administration fee (the “Contractual Management Fee”) payable by the Fund to UBS AM in light of the nature, extent and quality of the advisory and administrative services provided by UBS AM. The board also reviewed and considered the fee waiver and/or expense reimbursement arrangement implemented for the Fund and considered the actual fee rate (after taking any waivers and/or reimbursements into account) (the “Actual Management Fee”).

The board noted that UBS AM currently voluntarily waives its entire management/administrative fees due from the Fund. The board also noted that UBS AM could change or terminate this voluntary waiver at any time in the future. Additionally, the board received and considered information comparing the Fund’s Contractual Management Fee, Actual Management Fee and total expenses with those of funds in a group of funds selected and provided by Broadridge, an independent provider of investment company data (the “Expense Group”).

In connection with its consideration of the Fund’s management fees, the board also received information from UBS AM with respect to fees paid by institutional or separate accounts; however, the board considered management’s view that such fee information was less instructive because, among other reasons, separately managed and institutional accounts with a “cash” mandate (a) were not subject to all of the constraints of Rule 2a-7 under the 1940 Act to which the Fund is subject and (b) do not involve the management responsibilities attendant to the operation of a 1940 Act regulated fund, and, therefore, were not totally comparable. The board also received information on fees charged to other mutual funds managed by UBS AM.

The comparative Broadridge information showed that the Fund’s Contractual Management Fee, Actual Management Fee and total expenses were below the respective medians in the Fund’s Expense Group (Contractual Management Fee, Actual Management Fee and total expenses were the lowest in the Expense Group) for the comparison periods utilized in the Broadridge report. (Below median fees or expenses represent fees or expenses that are lower relative to the median, and above median fees or expenses represent fees or expenses that are higher relative to the median of the funds in the Expense Group.)

In light of the foregoing, the board determined that the management fee continued to be appropriate under the circumstances and in light of the nature, extent and quality of services provided to the Fund under the Investment Advisory and Administration Contract.

Fund performance—The board received and considered (a) annualized total return information of the Fund compared to other funds (the “Performance Universe”) selected by Broadridge over the one-, three-, five-, ten-year and since inception periods ended March 31, 2025 and (b) annualized performance information for each year in the ten-year period ended March 31, 2025. Although the board received information for the ten-year and since inception periods, in its analysis, it generally placed greater emphasis on the one-, three- and five-year periods. The board was provided with a description of the methodology Broadridge used to determine the similarity of the Fund with the funds included in its Performance Universe. The board also noted that it had received information throughout the year at periodic intervals with respect to the Fund’s performance.

The comparative Broadridge information showed that the Fund’s performance was above the Performance Universe median for all comparative periods, ranking in the first quintile for all comparative periods. (Below median performance represents performance that is worse relative to the median, and above median performance represents performance that is better relative to the median.) Based on its review, the board concluded that the Fund’s investment performance was acceptable.

Advisor profitability—The board received and considered a profitability analysis of UBS AM and its affiliates in providing services to the Fund and was provided information on UBS AM’s expense allocation methodology. The board also received profitability information with respect to the UBS New York fund complex as a whole. The board observed that the profitability and expense analyses are substantially similar to those used by UBS AM for many internal purposes, and are subject to regular review with respect to how certain revenues and expenses should be allocated, and the board considered management’s explanation of changes to the methodology as a result of internal restructuring at UBS AM. UBS AM’s profitability was considered not excessive in light of the nature, extent and quality of the services provided to the Fund.

Economies of scale—The board received and considered information from management regarding whether UBS AM realized economies of scale as the Fund’s assets grew, whether the Fund has appropriately benefited from any material unshared economies of scale over time, and whether there is potential for realization of any further economies of scale for the Fund. The board considered whether economies of scale in the provision of services to the Fund were being passed along to the shareholders.

The board noted that because UBS AM currently voluntarily waives its entire management/administrative fees due from the Fund, a discussion regarding breakpoints was not necessary.

Generally, in light of UBS AM’s profitability data, the Contractual Management Fee and Actual Management Fee, and the voluntary fee waiver currently in effect, the board believed that UBS AM’s sharing of potential and current economies of scale with the Fund was acceptable.

Other benefits to UBS AM—The board considered other benefits received by UBS AM and its affiliates as a result of its relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders. In light of the costs of providing investment advisory, administrative and other services to the Fund and UBS AM’s ongoing commitment to the Fund, the profits and other ancillary benefits that UBS AM and its affiliates received were considered reasonable.

In light of all of the foregoing, the board, including a majority of the Independent Trustees, approved the Investment Advisory and Administration Contract. No single factor reviewed by the board was identified by the board as the principal factor in determining whether to approve the Investment Advisory and Administration Contract. The Independent Trustees were advised by separate independent legal counsel throughout the process. The board discussed the proposed continuance of the Investment Advisory and Administration Contract in private sessions with their independent legal counsel at which no representatives of UBS AM were present.

(c)	UBS SERIES FUNDS - UBS ULTRA SHORT INCOME FUND

Background—At a meeting of the board of UBS Series Funds (the “Trust”) on July 15-16, 2025, the members of the board, including the trustees who are not “interested persons,” as defined in the Investment Company Act of 1940, as amended, of the Trust (the “Independent Trustees”), considered and approved the continuance of the investment advisory and administration contract, as amended (the “Investment Advisory and Administration Contract”), of the Trust with respect to its series, UBS Ultra Short Income Fund (the “Fund”), with UBS Asset Management (Americas) LLC (“UBS AM”). In preparing for the meeting, the Independent Trustees requested and received extensive information from UBS AM to assist them, including information about UBS AM, as well as the advisory, administrative and distribution arrangements for the Fund. The board reviewed and discussed with management the materials provided by UBS AM prior to the scheduled board meeting. The Independent Trustees also met in executive session, joined by their independent legal counsel, to review the disclosure that had been made to them. The Independent Trustees also received a memorandum from their independent legal counsel discussing the duties of board members in considering the approval of advisory, administration and distribution agreements.

In its consideration of the approval of the Investment Advisory and Administration Contract, the board reviewed the following factors:

Nature, extent and quality of the services under the Investment Advisory and Administration Contract—The board received and considered information regarding the nature, extent and quality of advisory services provided to the Fund by UBS AM under the Investment Advisory and Administration Contract during the past year. The board also considered the nature, extent and quality of administrative, distribution and shareholder services performed by UBS AM and its affiliates for the Fund and the resources devoted to, and the record of compliance with, the Fund’s compliance policies and procedures. The board noted that it received information at regular meetings throughout the year regarding the services rendered by UBS AM concerning the management of the Fund’s affairs and UBS AM’s role in coordinating and overseeing providers of other services to the Fund. The board’s evaluation of the services provided by UBS AM took into account the board’s knowledge and familiarity gained as board members of funds in the UBS New York fund complex, including the scope and quality of UBS AM’s investment advisory and other capabilities and the quality of its administrative and other services. The board observed that the scope of services provided by UBS AM had expanded over time as a result of regulatory and other developments, including maintaining and monitoring its own and the Fund’s expanded compliance programs.

The board had available to it the qualifications, backgrounds and responsibilities of the senior personnel at UBS AM responsible for the Fund and had previously met with and received information regarding the persons primarily responsible for the day-to-day management of the Fund. The board recognized that several senior personnel at UBS AM report to the board regularly and that at each regular meeting the board receives a detailed report from UBS AM on the Fund’s performance. The board also considered, based on its knowledge of UBS AM and its affiliates, the financial resources available to UBS AM and its parent organization, UBS Group AG. In that regard, the board received extensive financial information regarding UBS AM and noted that it was a wholly owned, indirect subsidiary of one of the largest financial services firms in the world. It also was noted that UBS AM had approximately $538 billion in assets under management as of March 31, 2025 and was part of the UBS Asset Management

Division, which had approximately $1.8 trillion in assets under management worldwide as of March 31, 2025. The board considered management’s discussions regarding recent financial combination transactions and organizational changes involving UBS AM and its affiliates. The board also was cognizant of, and considered, regulatory and litigation actions and investigations occurring in the past few years involving UBS Group AG, UBS AM and certain of their affiliates.

The board concluded that, overall, it was satisfied with the nature, extent and quality of services provided (and expected to be provided) to the Fund under the Investment Advisory and Administration Contract.

Advisory fees and expense ratios—The board reviewed and considered the contractual management fee (the “Contractual Management Fee”) payable by the Fund to UBS AM in light of the nature, extent and quality of the advisory and administrative services provided by UBS AM. The board also reviewed and considered the fee waiver arrangement implemented for the Fund and considered the actual fee rate (after taking any waivers into account) (the “Actual Management Fee”). Additionally, the board received and considered information comparing the Fund’s Contractual Management Fee, Actual Management Fee and total expenses with those of funds in a group of funds selected and provided by Broadridge, an independent provider of investment company data (the “Expense Group”).

In addition, pursuant to a written fee waiver/expense reimbursement agreement, UBS AM is contractually obligated to waive its management fees and/or reimburse the Fund so that the Fund’s ordinary total annual operating expenses through August 31, 2026 (excluding dividend expense, borrowing costs, interest expense relating to short sales, expenses attributable to investment in other investment companies, interest, taxes, brokerage commissions, expenses related to shareholders’ meetings and extraordinary expenses) would not exceed 0.35% for Class A shares, 0.23% for Class I shares and 0.25% for Class P shares. The board also considered that the Fund has agreed to repay UBS AM for those waived fees and/or reimbursed expenses if the Fund can do so over the following three fiscal years without causing its expenses in any of those years to exceed the expense caps.

In connection with its consideration of the Fund’s management fees, the board also received information on UBS AM’s standard institutional account fees for accounts of a similar investment type to the Fund. The board noted management’s explanation that comparisons with such accounts may be less instructive given the different structures and regulatory requirements of mutual funds, such as the Fund, versus those accounts and the differences in the levels of services required by the Fund and those accounts. The board also received information on fees charged to other mutual funds managed by UBS AM.

The comparative Broadridge information showed that the Fund’s Contractual Management Fee, Actual Management Fee and total expenses were below the respective medians in the Fund’s Expense Group for the comparison periods utilized in the Broadridge report. (Below median fees or expenses represent fees or expenses that are lower relative to the median, and above median fees or expenses represent fees or expenses that are higher relative to the median of the funds in the Expense Group.)

In light of the foregoing, the board determined that the management fee continued to be appropriate under the circumstances and in light of the nature, extent and quality of services provided to the Fund under the Investment Advisory and Administration Contract.

Fund performance—The board received and considered annualized total return information of the Fund compared to other funds (the “Performance Universe”) selected by Broadridge over the one-, three-, and five-year and since inception periods ended March 31, 2025. The board was provided with a description of the methodology Broadridge used to determine the similarity of the Fund with the funds included in its Performance Universe. The board also noted that it had received information throughout the year at periodic intervals with respect to the Fund’s performance.

The comparative Broadridge information showed that the Fund’s performance was below the Performance Universe median for all comparative periods. (Below median performance represents performance that is worse relative to the median, and above median performance represents performance that is better relative to the median.) The board considered the Fund’s performance in light of the investment strategies of the Fund and prevailing market conditions. Based on its review, the board concluded that the Fund’s investment performance was acceptable.

Advisor profitability—The board received and considered a profitability analysis of UBS AM and its affiliates in providing services to the Fund and was provided information on UBS AM’s expense allocation methodology. The board also received profitability information with respect to the UBS New York fund complex as a whole. The board observed that the profitability and expense analyses are substantially similar to those used by UBS AM for many internal purposes, and are subject to regular review with respect to how certain revenue and expenses should be allocated, and the board considered management’s explanation of changes to the methodology as a result of internal restructuring at UBS AM. UBS AM’s profitability was considered not excessive in light of the nature, extent and quality of the services provided to the Fund.

Economies of scale—The board received and considered information from management regarding whether UBS AM realized economies of scale as the Fund’s assets grew, whether the Fund has appropriately benefited from any material unshared economies of scale over time, and whether there is potential for realization of any further economies of scale for the Fund. The board considered whether economies of scale in the provision of services to the Fund were being passed along to the shareholders.

Generally, in light of UBS AM’s profitability data, the Contractual Management Fee and Actual Management Fee, and the fee waiver currently in effect, the board believed that UBS AM’s sharing of potential and current economies of scale with the Fund was acceptable.

Other benefits to UBS AM—The board considered other benefits received by UBS AM and its affiliates as a result of its relationship with the Fund, including the opportunity to offer additional products and services to Fund shareholders. In light of the costs of providing investment advisory, administrative and other services to the Fund and UBS AM’s ongoing commitment to the Fund, the profits and other ancillary benefits that UBS AM and its affiliates received were considered reasonable.

In light of all of the foregoing, the board, including a majority of the Independent Trustees, approved the Investment Advisory and Administration Contract. No single factor reviewed by the board was identified by the board as the principal factor in determining whether to approve the Investment Advisory and Administration Contract. The Independent Trustees were advised by separate independent legal counsel throughout the process. The board discussed the proposed continuance of the Investment Advisory and Administration Contract in private sessions with their independent legal counsel at which no representatives of UBS AM were present.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 15. Submission of Matters to a Vote of Security Holders.

The registrant’s Board has established a Nominating and Corporate Governance Committee. The Nominating and Corporate Governance Committee will consider nominees recommended by shareholders if a vacancy occurs among those board members who are not “interested persons” as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended. In order to recommend a nominee, a shareholder should send a letter to the chairperson of the Nominating and Corporate Governance Committee, Richard R. Burt, care of the Secretary of the registrant at UBS Asset Management, UBS Building, One North Wacker Drive, Chicago, IL 60606, Attn: Keith A. Weller, Secretary, and indicate on the envelope “Nominating and Corporate Governance Committee.” The shareholder’s letter should state the nominee’s name and should include the nominee’s resume or curriculum vitae, and must be accompanied by a written consent of the individual to stand for election if nominated for the Board and to serve if elected by shareholders.

Item 16. Controls and Procedures.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)

The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Code of Ethics - Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

(a)

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable to the registrant.

(a)	(3) Certifications of principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act are attached hereto as Exhibit EX-99.CERT.

(a)

(4) Written solicitation to purchase securities under Rule 23c-1 under the 1940 Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to the registrant.

(a)

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications of principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(b) under the 1940 Act are attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS Series Funds

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	January 9, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	January 9, 2026

By:	/s/ Joanne M. Kilkeary
Joanne M. Kilkeary
Vice President, Treasurer and Principal Accounting Officer

Date:	January 9, 2026